UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio                                44144
 (Address of principal executive offices)                                        (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH  43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Victory Integrity Discovery Fund

Class A

Ticker: MMEAX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$171	1.60%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 13.43% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, Russell Microcap® Value Index (the "Index"), which returned 7.96% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, microcap value stocks outperformed microcap growth stocks.

Top contributors to performance:

• From a benchmark perspective, energy, industrials, and financials were the top performing sectors.

• Security selection in health care, financials, and industrials were the largest positive contributors to the Fund’s relative performance.

• Sector weights were positive contributions to the Fund’s performance relative to the Index largely due to the Fund's underweight in health care and the Fund's overweight to industrials.

• From a style perspective, the Fund’s holdings on average had lower volatility and a higher market capitalization relative to the Index, which also contributed to performance.

Top detractors from performance:

• From a benchmark perspective communication services, materials, and real estate sectors were the largest Index detractors from relative performance.

• Technology was the largest detractor from the Fund’s relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Integrity Discovery Fund Class A @ NAV - $20,175	Victory Integrity Discovery Fund Class A @ MOP - $19,014	S&P 500® Index (regulatory broad based index) - $33,521	Russell Microcap® Value Index - $18,761
6/14	$10,000	$9,424	$10,000	$10,000
6/15	$11,132	$10,491	$10,742	$10,344
6/16	$10,314	$9,721	$11,171	$9,602
6/17	$13,446	$12,672	$13,170	$12,604
6/18	$15,565	$14,669	$15,064	$15,212
6/19	$13,695	$12,907	$16,633	$13,552
6/20	$10,439	$9,838	$17,881	$11,529
6/21	$19,783	$18,645	$25,175	$21,169
6/22	$16,762	$15,798	$22,503	$16,894
6/23	$17,786	$16,762	$26,912	$17,378
6/24	$20,175	$19,014	$33,521	$18,761

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	13.43%	8.06%	7.27%
Class A @ MOP	6.92%	6.78%	6.64%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Microcap® Value IndexFootnote Reference2	7.96%	6.72%	6.49%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The Russell Microcap® Value Index is a capitalization-weighted index that measures the performance of the smallest 1,000 securities in the Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. (The Russell 2000® Index is a capitalization-weighted index that measures the performance of approximately 2,000 of the smallest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market.)

FUND STATISTICS

($ amounts in 000s)

Net Assets	$61,187
Number of Holdings	126
Investment Advisory Fees	$599
Portfolio Turnover	37%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	0.8%
Communication Services	4.7%
Real Estate	4.9%
Materials	5.7%
Health Care	6.2%
Energy	6.8%
Consumer Discretionary	11.7%
Information Technology	13.4%
Industrials	18.6%
Financials	25.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Brookdale Senior Living, Inc.	1.5%
Ichor Holdings Ltd.	1.3%
Artivion, Inc.	1.3%
Kimball Electronics, Inc.	1.2%
NETSTREIT Corp.	1.2%
Plymouth Industrial REIT, Inc.	1.1%
Diamond Offshore Drilling, Inc.	1.1%
Veeco Instruments, Inc.	1.1%
Ardmore Shipping Corp.	1.1%
Enviri Corp.	1.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective March 29, 2024 Class R converted to Class A. For more complete information, you may review the Fund's prospectus, which we expect to be available by November 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MMEAX — AR (6/24)

Victory Integrity Discovery Fund

Class C

Ticker: MMECX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$260	2.45%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 12.50% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, Russell Microcap® Value Index (the "Index"), which returned 7.96% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, microcap value stocks outperformed microcap growth stocks.

Top contributors to performance:

• From a benchmark perspective, energy, industrials, and financials were the top performing sectors.

• Security selection in health care, financials, and industrials were the largest positive contributors to the Fund’s relative performance.

• Sector weights were positive contributions to the Fund’s performance relative to the Index largely due to the Fund's underweight in health care and the Fund's overweight to industrials.

• From a style perspective, the Fund’s holdings on average had lower volatility and a higher market capitalization relative to the Index, which also contributed to performance.

Top detractors from performance:

• From a benchmark perspective communication services, materials, and real estate sectors were the largest Index detractors from relative performance.

• Technology was the largest detractor from the Fund’s relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Integrity Discovery Fund Class C @ NAV - $18,907	Victory Integrity Discovery Fund Class C @ CDSC - $18,907	S&P 500® Index (regulatory broad based index) - $33,521	Russell Microcap® Value Index - $18,761
6/14	$10,000	$10,000	$10,000	$10,000
6/15	$11,041	$11,041	$10,742	$10,344
6/16	$10,154	$10,154	$11,171	$9,602
6/17	$13,131	$13,131	$13,170	$12,604
6/18	$15,086	$15,086	$15,064	$15,212
6/19	$13,163	$13,163	$16,633	$13,552
6/20	$9,949	$9,949	$17,881	$11,529
6/21	$18,697	$18,697	$25,175	$21,169
6/22	$15,709	$15,709	$22,503	$16,894
6/23	$16,668	$16,668	$26,912	$17,378
6/24	$18,907	$18,907	$33,521	$18,761

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	12.50%	7.14%	6.58%
Class C @ CDSC	11.50%	7.14%	6.58%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Microcap® Value IndexFootnote Reference2	7.96%	6.72%	6.49%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The Russell Microcap® Value Index is a capitalization-weighted index that measures the performance of the smallest 1,000 securities in the Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. (The Russell 2000® Index is a capitalization-weighted index that measures the performance of approximately 2,000 of the smallest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market.)

FUND STATISTICS

($ amounts in 000s)

Net Assets	$61,187
Number of Holdings	126
Investment Advisory Fees	$599
Portfolio Turnover	37%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	0.8%
Communication Services	4.7%
Real Estate	4.9%
Materials	5.7%
Health Care	6.2%
Energy	6.8%
Consumer Discretionary	11.7%
Information Technology	13.4%
Industrials	18.6%
Financials	25.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Brookdale Senior Living, Inc.	1.5%
Ichor Holdings Ltd.	1.3%
Artivion, Inc.	1.3%
Kimball Electronics, Inc.	1.2%
NETSTREIT Corp.	1.2%
Plymouth Industrial REIT, Inc.	1.1%
Diamond Offshore Drilling, Inc.	1.1%
Veeco Instruments, Inc.	1.1%
Ardmore Shipping Corp.	1.1%
Enviri Corp.	1.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MMECX — AR (6/24)

Victory Integrity Discovery Fund

Class Y

Ticker: MMEYX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$154	1.44%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 13.67% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, Russell Microcap® Value Index (the "Index"), which returned 7.96% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, microcap value stocks outperformed microcap growth stocks.

Top contributors to performance:

• From a benchmark perspective, energy, industrials, and financials were the top performing sectors.

• Security selection in health care, financials, and industrials were the largest positive contributors to the Fund’s relative performance.

• Sector weights were positive contributions to the Fund’s performance relative to the Index largely due to the Fund's underweight in health care and the Fund's overweight to industrials.

• From a style perspective, the Fund’s holdings on average had lower volatility and a higher market capitalization relative to the Index, which also contributed to performance.

Top detractors from performance:

• From a benchmark perspective communication services, materials, and real estate sectors were the largest Index detractors from relative performance.

• Technology was the largest detractor from the Fund’s relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Integrity Discovery Fund Class Y - $20,636	S&P 500® Index (regulatory broad based index) - $33,521	Russell Microcap® Value Index - $18,761
6/14	$10,000	$10,000	$10,000
6/15	$11,160	$10,742	$10,344
6/16	$10,368	$11,171	$9,602
6/17	$13,542	$13,170	$12,604
6/18	$15,719	$15,064	$15,212
6/19	$13,862	$16,633	$13,552
6/20	$10,585	$17,881	$11,529
6/21	$20,122	$25,175	$21,169
6/22	$17,081	$22,503	$16,894
6/23	$18,155	$26,912	$17,378
6/24	$20,636	$33,521	$18,761

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	13.67%	8.28%	7.51%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Microcap® Value IndexFootnote Reference2	7.96%	6.72%	6.49%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The Russell Microcap® Value Index is a capitalization-weighted index that measures the performance of the smallest 1,000 securities in the Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. (The Russell 2000® Index is a capitalization-weighted index that measures the performance of approximately 2,000 of the smallest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market.)

FUND STATISTICS

($ amounts in 000s)

Net Assets	$61,187
Number of Holdings	126
Investment Advisory Fees	$599
Portfolio Turnover	37%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	0.8%
Communication Services	4.7%
Real Estate	4.9%
Materials	5.7%
Health Care	6.2%
Energy	6.8%
Consumer Discretionary	11.7%
Information Technology	13.4%
Industrials	18.6%
Financials	25.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Brookdale Senior Living, Inc.	1.5%
Ichor Holdings Ltd.	1.3%
Artivion, Inc.	1.3%
Kimball Electronics, Inc.	1.2%
NETSTREIT Corp.	1.2%
Plymouth Industrial REIT, Inc.	1.1%
Diamond Offshore Drilling, Inc.	1.1%
Veeco Instruments, Inc.	1.1%
Ardmore Shipping Corp.	1.1%
Enviri Corp.	1.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MMEYX — AR (6/24)

Victory Integrity Discovery Fund

Member Class

Ticker: MMMMX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$160	1.50%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 13.58% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, Russell Microcap® Value Index (the "Index"), which returned 7.96% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, microcap value stocks outperformed microcap growth stocks.

Top contributors to performance:

• From a benchmark perspective, energy, industrials, and financials were the top performing sectors.

• Security selection in health care, financials, and industrials were the largest positive contributors to the Fund’s relative performance.

• Sector weights were positive contributions to the Fund’s performance relative to the Index largely due to the Fund's underweight in health care and the Fund's overweight to industrials.

• From a style perspective, the Fund’s holdings on average had lower volatility and a higher market capitalization relative to the Index, which also contributed to performance.

Top detractors from performance:

• From a benchmark perspective communication services, materials, and real estate sectors were the largest Index detractors from relative performance.

• Technology was the largest detractor from the Fund’s relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Integrity Discovery Fund Member Class - $17,679	S&P 500® Index (regulatory broad based index) - $17,465	Russell Microcap® Value Index - $15,096
11/20Footnote Reference*	$10,000	$10,000	$10,000
12/20	$12,814	$11,381	$12,557
3/21	$16,109	$12,084	$16,252
6/21	$17,285	$13,117	$17,034
9/21	$16,894	$13,193	$16,725
12/21	$17,556	$14,648	$16,931
3/22	$17,162	$13,974	$16,347
6/22	$14,663	$11,724	$13,594
9/22	$14,169	$11,152	$13,295
12/22	$15,439	$11,995	$14,104
3/23	$14,990	$12,894	$13,376
6/23	$15,566	$14,021	$13,983
9/23	$15,199	$13,562	$13,202
12/23	$17,710	$15,148	$15,354
3/24	$18,281	$16,747	$15,910
6/24	$17,679	$17,465	$15,096
Footnote	Description
Footnote*	Inception date for the Victory Integrity Discovery Fund, Member Class is 11/3/2020.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception
Member Class	13.58%	16.86%Footnote Reference
S&P 500® IndexFootnote Reference1	24.56%	16.47%
Russell Microcap® Value IndexFootnote Reference2	7.96%	11.92%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The Russell Microcap® Value Index is a capitalization-weighted index that measures the performance of the smallest 1,000 securities in the Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. (The Russell 2000® Index is a capitalization-weighted index that measures the performance of approximately 2,000 of the smallest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market.)

FUND STATISTICS

($ amounts in 000s)

Net Assets	$61,187
Number of Holdings	126
Investment Advisory Fees	$599
Portfolio Turnover	37%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	0.8%
Communication Services	4.7%
Real Estate	4.9%
Materials	5.7%
Health Care	6.2%
Energy	6.8%
Consumer Discretionary	11.7%
Information Technology	13.4%
Industrials	18.6%
Financials	25.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Brookdale Senior Living, Inc.	1.5%
Ichor Holdings Ltd.	1.3%
Artivion, Inc.	1.3%
Kimball Electronics, Inc.	1.2%
NETSTREIT Corp.	1.2%
Plymouth Industrial REIT, Inc.	1.1%
Diamond Offshore Drilling, Inc.	1.1%
Veeco Instruments, Inc.	1.1%
Ardmore Shipping Corp.	1.1%
Enviri Corp.	1.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visiting vcm.com/contact-us.

MMMMX — AR (6/24)

Victory Integrity Mid-Cap Value Fund

Class A

Ticker: MAIMX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$106	1.00%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 11.72% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Value Index, which returned 11.98% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, mid value stocks underperformed mid growth stocks.

Top contributors to performance:

• From a benchmark perspective, financials, energy, and industrials were the top performing sectors.

• Utilities and industrials were the largest positive contributors to the Fund's relative performance.

• From a style perspective, the Fund’s holdings on average had higher volatility, which also contributed to the Fund's relative performance.

• The Fund’s lower market capitalization than the Index also contributed to the Fund's relative performance.

Top detractors from performance:

• From a benchmark perspective health care, communication services, and consumer staples sectors were the largest Index detractors.

• Security selection in consumer discretionary and financials were the largest detractors from the Fund’s relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Integrity Mid-Cap Value Fund Class A @ NAV - $21,314	Victory Integrity Mid-Cap Value Fund Class A @ MOP - $20,084	S&P 500® Index (regulatory broad based index) - $33,521	Russell Midcap® Value Index - $20,809
6/14	$10,000	$9,423	$10,000	$10,000
6/15	$10,084	$9,502	$10,742	$10,367
6/16	$10,125	$9,541	$11,171	$10,704
6/17	$11,753	$11,074	$13,170	$12,408
6/18	$13,084	$12,328	$15,064	$13,351
6/19	$13,131	$12,373	$16,633	$13,842
6/20	$11,306	$10,653	$17,881	$12,207
6/21	$17,937	$16,902	$25,175	$18,685
6/22	$16,761	$15,793	$22,503	$16,817
6/23	$19,079	$17,977	$26,912	$18,583
6/24	$21,314	$20,084	$33,521	$20,809

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	11.72%	10.17%	7.86%
Class A @ MOP	5.28%	8.87%	7.22%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Midcap® Value IndexFootnote Reference2	11.98%	8.49%	7.60%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged Russell Midcap® Value Index is a market-capitalization-weighted index that measures the performance of Russell Midcap® Index companies with relatively lower price-to-book ratios and lower forecasted growth.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$305,052
Number of Holdings	114
Investment Advisory Fees	$2,349
Portfolio Turnover	75%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	5.7%
Utilities	6.4%
Consumer Staples	6.7%
Real Estate	7.4%
Information Technology	9.0%
Materials	9.1%
Health Care	9.4%
Consumer Discretionary	9.6%
Financials	14.8%
Industrials	18.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microchip Technology, Inc.	1.5%
Realty Income Corp.	1.5%
Corteva, Inc.	1.1%
State Street Corp.	1.1%
Diamondback Energy, Inc.	1.1%
Fifth Third Bancorp	1.1%
Arch Capital Group Ltd.	1.1%
Halliburton Co.	1.1%
STERIS PLC	1.1%
Westinghouse Air Brake Technologies Corp.	1.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MAIMX — AR (6/24)

Victory Integrity Mid-Cap Value Fund

Class C

Ticker: MCIMX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$185	1.75%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 10.90% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Value Index, which returned 11.98% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, mid value stocks underperformed mid growth stocks.

Top contributors to performance:

• From a benchmark perspective, financials, energy, and industrials were the top performing sectors.

• Utilities and industrials were the largest positive contributors to the Fund's relative performance.

• From a style perspective, the Fund’s holdings on average had higher volatility, which also contributed to the Fund's relative performance.

• The Fund’s lower market capitalization than the Index also contributed to the Fund's relative performance.

Top detractors from performance:

• From a benchmark perspective health care, communication services, and consumer staples sectors were the largest Index detractors.

• Security selection in consumer discretionary and financials were the largest detractors from the Fund’s relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Integrity Mid-Cap Value Fund Class C @ NAV - $15,081	Victory Integrity Mid-Cap Value Fund Class C @ CDSC - $15,081	S&P 500® Index (regulatory broad based index) - $19,209	Russell Midcap® Value Index - $14,575
11/19Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/20	$8,245	$8,245	$10,247	$8,550
6/21	$12,979	$12,979	$14,427	$13,088
6/22	$12,036	$12,036	$12,896	$11,779
6/23	$13,599	$13,599	$15,422	$13,016
6/24	$15,081	$15,081	$19,209	$14,575
Footnote	Description
Footnote*	Inception date for the Victory Integrity Mid-Cap Value Fund, Class C is 11/4/2019.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception
Class C @ NAV	10.90%	9.21%
Class C @ CDSC	9.90%	9.21%
S&P 500® IndexFootnote Reference1	24.56%	15.03%
Russell Midcap® Value IndexFootnote Reference2	11.98%	8.41%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged Russell Midcap® Value Index is a market-capitalization-weighted index that measures the performance of Russell Midcap® Index companies with relatively lower price-to-book ratios and lower forecasted growth.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$305,052
Number of Holdings	114
Investment Advisory Fees	$2,349
Portfolio Turnover	75%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	5.7%
Utilities	6.4%
Consumer Staples	6.7%
Real Estate	7.4%
Information Technology	9.0%
Materials	9.1%
Health Care	9.4%
Consumer Discretionary	9.6%
Financials	14.8%
Industrials	18.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microchip Technology, Inc.	1.5%
Realty Income Corp.	1.5%
Corteva, Inc.	1.1%
State Street Corp.	1.1%
Diamondback Energy, Inc.	1.1%
Fifth Third Bancorp	1.1%
Arch Capital Group Ltd.	1.1%
Halliburton Co.	1.1%
STERIS PLC	1.1%
Westinghouse Air Brake Technologies Corp.	1.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MCIMX — AR (6/24)

Victory Integrity Mid-Cap Value Fund

Class R6

Ticker: MRIMX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$64	0.60%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 12.20% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, Russell Midcap® Value Index, which returned 11.98% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, mid value stocks underperformed mid growth stocks.

Top contributors to performance:

• From a benchmark perspective, financials, energy, and industrials were the top performing sectors.

• Utilities and industrials were the largest positive contributors to the Fund's relative performance.

• From a style perspective, the Fund’s holdings on average had higher volatility, which also contributed to the Fund's relative performance.

• The Fund’s lower market capitalization than the Index also contributed to the Fund's relative performance.

Top detractors from performance:

• From a benchmark perspective health care, communication services, and consumer staples sectors were the largest Index detractors.

• Security selection in consumer discretionary and financials were the largest detractors from the Fund’s relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Integrity Mid-Cap Value Fund Class R6 - $23,754	S&P 500® Index (regulatory broad based index) - $31,524	Russell Midcap® Value Index - $21,640
12/15Footnote Reference*	$10,000	$10,000	$10,000
6/16	$10,950	$10,506	$11,131
6/17	$12,749	$12,386	$12,904
6/18	$14,238	$14,166	$13,884
6/19	$14,341	$15,642	$14,395
6/20	$12,401	$16,816	$12,695
6/21	$19,748	$23,676	$19,431
6/22	$18,523	$21,162	$17,488
6/23	$21,170	$25,309	$19,325
6/24	$23,754	$31,524	$21,640
Footnote	Description
Footnote*	Inception date for the Victory Integrity Mid-Cap Value Fund, Class R6 is 12/14/2015.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Class R6	12.20%	10.62%	10.65%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	14.38%
Russell Midcap® Value IndexFootnote Reference2	11.98%	8.49%	9.45%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged Russell Midcap® Value Index is a market-capitalization-weighted index that measures the performance of Russell Midcap® Index companies with relatively lower price-to-book ratios and lower forecasted growth.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$305,052
Number of Holdings	114
Investment Advisory Fees	$2,349
Portfolio Turnover	75%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	5.7%
Utilities	6.4%
Consumer Staples	6.7%
Real Estate	7.4%
Information Technology	9.0%
Materials	9.1%
Health Care	9.4%
Consumer Discretionary	9.6%
Financials	14.8%
Industrials	18.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microchip Technology, Inc.	1.5%
Realty Income Corp.	1.5%
Corteva, Inc.	1.1%
State Street Corp.	1.1%
Diamondback Energy, Inc.	1.1%
Fifth Third Bancorp	1.1%
Arch Capital Group Ltd.	1.1%
Halliburton Co.	1.1%
STERIS PLC	1.1%
Westinghouse Air Brake Technologies Corp.	1.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MRIMX — AR (6/24)

Victory Integrity Mid-Cap Value Fund

Class Y

Ticker: MYIMX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$79	0.75%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 11.98% for the fiscal year ended June 30, 2024, matching its primary benchmark, Russell Midcap® Value Index, which returned 11.98% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, mid value stocks underperformed mid growth stocks.

Top contributors to performance:

• From a benchmark perspective, financials, energy, and industrials were the top performing sectors.

• Utilities and industrials were the largest positive contributors to the Fund's relative performance.

• From a style perspective, the Fund’s holdings on average had higher volatility, which also contributed to the Fund's relative performance.

• The Fund’s lower market capitalization than the Index also contributed to the Fund's relative performance.

Top detractors from performance:

• From a benchmark perspective health care, communication services, and consumer staples sectors were the largest Index detractors.

• Security selection in consumer discretionary and financials were the largest detractors from the Fund’s relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Integrity Mid-Cap Value Fund Class Y - $21,879	S&P 500® Index (regulatory broad based index) - $33,521	Russell Midcap® Value Index - $20,809
6/14	$10,000	$10,000	$10,000
6/15	$10,115	$10,742	$10,367
6/16	$10,189	$11,171	$10,704
6/17	$11,863	$13,170	$12,408
6/18	$13,237	$15,064	$13,351
6/19	$13,314	$16,633	$13,842
6/20	$11,494	$17,881	$12,207
6/21	$18,279	$25,175	$18,685
6/22	$17,118	$22,503	$16,817
6/23	$19,538	$26,912	$18,583
6/24	$21,879	$33,521	$20,809

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	11.98%	10.45%	8.14%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Midcap® Value IndexFootnote Reference2	11.98%	8.49%	7.60%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged Russell Midcap® Value Index is a market-capitalization-weighted index that measures the performance of Russell Midcap® Index companies with relatively lower price-to-book ratios and lower forecasted growth.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$305,052
Number of Holdings	114
Investment Advisory Fees	$2,349
Portfolio Turnover	75%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	5.7%
Utilities	6.4%
Consumer Staples	6.7%
Real Estate	7.4%
Information Technology	9.0%
Materials	9.1%
Health Care	9.4%
Consumer Discretionary	9.6%
Financials	14.8%
Industrials	18.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microchip Technology, Inc.	1.5%
Realty Income Corp.	1.5%
Corteva, Inc.	1.1%
State Street Corp.	1.1%
Diamondback Energy, Inc.	1.1%
Fifth Third Bancorp	1.1%
Arch Capital Group Ltd.	1.1%
Halliburton Co.	1.1%
STERIS PLC	1.1%
Westinghouse Air Brake Technologies Corp.	1.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MYIMX — AR (6/24)

Victory Integrity Mid-Cap Value Fund

Member Class

Ticker: MMIJX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$90	0.85%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 11.91% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Value Index, which returned 11.98% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, mid value stocks underperformed mid growth stocks.

Top contributors to performance:

• From a benchmark perspective, financials, energy, and industrials were the top performing sectors.

• Utilities and industrials were the largest positive contributors to the Fund's relative performance.

• From a style perspective, the Fund’s holdings on average had higher volatility, which also contributed to the Fund's relative performance.

• The Fund’s lower market capitalization than the Index also contributed to the Fund's relative performance.

Top detractors from performance:

• From a benchmark perspective health care, communication services, and consumer staples sectors were the largest Index detractors.

• Security selection in consumer discretionary and financials were the largest detractors from the Fund’s relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Integrity Mid-Cap Value Fund Member Class - $17,124	S&P 500® Index (regulatory broad based index) - $17,465	Russell Midcap® Value Index - $15,513
11/20Footnote Reference*	$10,000	$10,000	$10,000
12/20	$11,898	$11,381	$11,661
3/21	$13,721	$12,084	$13,183
6/21	$14,346	$13,117	$13,929
9/21	$14,090	$13,193	$13,788
12/21	$15,295	$14,648	$14,966
3/22	$15,751	$13,974	$14,693
6/22	$13,420	$11,724	$12,537
9/22	$12,832	$11,152	$11,919
12/22	$14,264	$11,995	$13,165
3/23	$14,574	$12,894	$13,339
6/23	$15,301	$14,021	$13,853
9/23	$14,680	$13,562	$13,236
12/23	$16,061	$15,148	$14,839
3/24	$17,710	$16,747	$16,059
6/24	$17,124	$17,465	$15,513
Footnote	Description
Footnote*	Inception date for the Victory Integrity Mid-Cap Value Fund, Member Class is 11/3/2020.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception
Member Class	11.91%	15.84%Footnote Reference
S&P 500® IndexFootnote Reference1	24.56%	16.47%
Russell Midcap® Value IndexFootnote Reference2	11.98%	12.76%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged Russell Midcap® Value Index is a market-capitalization-weighted index that measures the performance of Russell Midcap® Index companies with relatively lower price-to-book ratios and lower forecasted growth.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$305,052
Number of Holdings	114
Investment Advisory Fees	$2,349
Portfolio Turnover	75%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	5.7%
Utilities	6.4%
Consumer Staples	6.7%
Real Estate	7.4%
Information Technology	9.0%
Materials	9.1%
Health Care	9.4%
Consumer Discretionary	9.6%
Financials	14.8%
Industrials	18.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microchip Technology, Inc.	1.5%
Realty Income Corp.	1.5%
Corteva, Inc.	1.1%
State Street Corp.	1.1%
Diamondback Energy, Inc.	1.1%
Fifth Third Bancorp	1.1%
Arch Capital Group Ltd.	1.1%
Halliburton Co.	1.1%
STERIS PLC	1.1%
Westinghouse Air Brake Technologies Corp.	1.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visiting vcm.com/contact-us.

MMIJX — AR (6/24)

Victory Integrity Small-Cap Value Fund

Class A

Ticker: VSCVX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$152	1.44%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 10.42% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2000® Value Index (the "Index"), which returned 10.90% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to Fund's performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund's performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, small value stocks outperformed small growth stocks.

Top contributors to performance:

• From a benchmark perspective, energy and financials were the top performing sectors.

• Industrials, health care, communication services, and real estate were the largest positive contributors to the Fund’s relative performance.

• Sector weights were slightly positive contributors to the Fund’s performance relative to the Index largely due to our underweight in health care and our overweight to financials.

• From a style perspective, the Fund’s holdings on average had lower volatility relative to the Index, which also contributed to performance.

Top detractors from performance:

• From a benchmark perspective communication services and utilities were the largest detractors from relative performance.

• Security selection in materials, energy, and consumer staples were the largest detractors from the Fund’s relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Integrity Small-Cap Value Fund Class A @ NAV - $18,785	Victory Integrity Small-Cap Value Fund Class A @ MOP - $17,705	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2000® Value Index - $18,294
6/14	$10,000	$9,425	$10,000	$10,000
6/15	$10,217	$9,629	$10,729	$10,078
6/16	$9,515	$8,968	$10,959	$9,817
6/17	$11,677	$11,005	$12,987	$12,258
6/18	$13,143	$12,387	$14,907	$13,863
6/19	$12,202	$11,500	$16,246	$12,999
6/20	$9,233	$8,702	$17,306	$10,727
6/21	$16,658	$15,700	$24,950	$18,588
6/22	$14,637	$13,795	$21,490	$15,562
6/23	$17,012	$16,034	$25,563	$16,497
6/24	$18,785	$17,705	$31,475	$18,294

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	10.42%	9.01%	6.51%
Class A @ MOP	4.08%	7.73%	5.88%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2000® Value IndexFootnote Reference2	10.90%	7.07%	6.23%
Footnote	Description
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Value Index is a market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,208,625
Number of Holdings	132
Investment Advisory Fees	$12,503
Portfolio Turnover	62%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	2.9%
Utilities	5.8%
Health Care	7.0%
Information Technology	7.4%
Materials	8.2%
Consumer Discretionary	8.4%
Real Estate	9.5%
Energy	9.7%
Industrials	13.3%
Financials	24.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

SouthState Corp.	1.3%
Murphy Oil Corp.	1.2%
Nordstrom, Inc.	1.1%
Glacier Bancorp, Inc.	1.1%
Diamond Offshore Drilling, Inc.	1.1%
Portland General Electric Co.	1.1%
International Seaways, Inc.	1.1%
Civitas Resources, Inc.	1.1%
Bread Financial Holdings, Inc.	1.1%
Cinemark Holdings, Inc.	1.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VSCVX — AR (6/24)

Victory Integrity Small-Cap Value Fund

Class C

Ticker: MCVSX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$246	2.35%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 9.41% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2000® Value Index (the "Index"), which returned 10.90% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to Fund's performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund's performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, small value stocks outperformed small growth stocks.

Top contributors to performance:

• From a benchmark perspective, energy and financials were the top performing sectors.

• Industrials, health care, communication services, and real estate were the largest positive contributors to the Fund’s relative performance.

• Sector weights were slightly positive contributors to the Fund’s performance relative to the Index largely due to our underweight in health care and our overweight to financials.

• From a style perspective, the Fund’s holdings on average had lower volatility relative to the Index, which also contributed to performance.

Top detractors from performance:

• From a benchmark perspective communication services and utilities were the largest detractors from relative performance.

• Security selection in materials, energy, and consumer staples were the largest detractors from the Fund’s relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Integrity Small-Cap Value Fund Class C @ NAV - $17,726	Victory Integrity Small-Cap Value Fund Class C @ CDSC - $17,726	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2000® Value Index - $18,294
6/14	$10,000	$10,000	$10,000	$10,000
6/15	$10,140	$10,140	$10,729	$10,078
6/16	$9,374	$9,374	$10,959	$9,817
6/17	$11,429	$11,429	$12,987	$12,258
6/18	$12,784	$12,784	$14,907	$13,863
6/19	$11,789	$11,789	$16,246	$12,999
6/20	$8,852	$8,852	$17,306	$10,727
6/21	$15,833	$15,833	$24,950	$18,588
6/22	$13,811	$13,811	$21,490	$15,562
6/23	$16,053	$16,053	$25,563	$16,497
6/24	$17,726	$17,726	$31,475	$18,294

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	9.41%	8.11%	5.89%
Class C @ CDSC	8.45%	8.11%	5.89%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2000® Value IndexFootnote Reference2	10.90%	7.07%	6.23%
Footnote	Description
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Value Index is a market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,208,625
Number of Holdings	132
Investment Advisory Fees	$12,503
Portfolio Turnover	62%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	2.9%
Utilities	5.8%
Health Care	7.0%
Information Technology	7.4%
Materials	8.2%
Consumer Discretionary	8.4%
Real Estate	9.5%
Energy	9.7%
Industrials	13.3%
Financials	24.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

SouthState Corp.	1.3%
Murphy Oil Corp.	1.2%
Nordstrom, Inc.	1.1%
Glacier Bancorp, Inc.	1.1%
Diamond Offshore Drilling, Inc.	1.1%
Portland General Electric Co.	1.1%
International Seaways, Inc.	1.1%
Civitas Resources, Inc.	1.1%
Bread Financial Holdings, Inc.	1.1%
Cinemark Holdings, Inc.	1.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MCVSX — AR (6/24)

Victory Integrity Small-Cap Value Fund

Class R

Ticker: MRVSX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$184	1.75%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 10.06% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2000® Value Index (the "Index"), which returned 10.90% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to Fund's performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund's performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, small value stocks outperformed small growth stocks.

Top contributors to performance:

• From a benchmark perspective, energy and financials were the top performing sectors.

• Industrials, health care, communication services, and real estate were the largest positive contributors to the Fund’s relative performance.

• Sector weights were slightly positive contributors to the Fund’s performance relative to the Index largely due to our underweight in health care and our overweight to financials.

• From a style perspective, the Fund’s holdings on average had lower volatility relative to the Index, which also contributed to performance.

Top detractors from performance:

• From a benchmark perspective communication services and utilities were the largest detractors from relative performance.

• Security selection in materials, energy, and consumer staples were the largest detractors from the Fund’s relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Integrity Small-Cap Value Fund Class R - $18,295	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2000® Value Index - $18,294
6/14	$10,000	$10,000	$10,000
6/15	$10,220	$10,729	$10,078
6/16	$9,467	$10,959	$9,817
6/17	$11,590	$12,987	$12,258
6/18	$13,014	$14,907	$13,863
6/19	$12,052	$16,246	$12,999
6/20	$9,095	$17,306	$10,727
6/21	$16,362	$24,950	$18,588
6/22	$14,347	$21,490	$15,562
6/23	$16,623	$25,563	$16,497
6/24	$18,295	$31,475	$18,294

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class R	10.06%	8.71%	6.23%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2000® Value IndexFootnote Reference2	10.90%	7.07%	6.23%
Footnote	Description
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Value Index is a market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,208,625
Number of Holdings	132
Investment Advisory Fees	$12,503
Portfolio Turnover	62%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	2.9%
Utilities	5.8%
Health Care	7.0%
Information Technology	7.4%
Materials	8.2%
Consumer Discretionary	8.4%
Real Estate	9.5%
Energy	9.7%
Industrials	13.3%
Financials	24.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

SouthState Corp.	1.3%
Murphy Oil Corp.	1.2%
Nordstrom, Inc.	1.1%
Glacier Bancorp, Inc.	1.1%
Diamond Offshore Drilling, Inc.	1.1%
Portland General Electric Co.	1.1%
International Seaways, Inc.	1.1%
Civitas Resources, Inc.	1.1%
Bread Financial Holdings, Inc.	1.1%
Cinemark Holdings, Inc.	1.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MRVSX — AR (6/24)

Victory Integrity Small-Cap Value Fund

Class R6

Ticker: MVSSX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$101	0.96%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 10.94% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, Russell 2000® Value Index (the "Index"), which returned 10.90% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to Fund's performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund's performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, small value stocks outperformed small growth stocks.

Top contributors to performance:

• From a benchmark perspective, energy and financials were the top performing sectors.

• Industrials, health care, communication services, and real estate were the largest positive contributors to the Fund’s relative performance.

• Sector weights were slightly positive contributors to the Fund’s performance relative to the Index largely due to our underweight in health care and our overweight to financials.

• From a style perspective, the Fund’s holdings on average had lower volatility relative to the Index, which also contributed to performance.

Top detractors from performance:

• From a benchmark perspective communication services and utilities were the largest detractors from relative performance.

• Security selection in materials, energy, and consumer staples were the largest detractors from the Fund’s relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Integrity Small-Cap Value Fund Class R6 - $19,777	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2000® Value Index - $18,294
6/14	$10,000	$10,000	$10,000
6/15	$10,263	$10,729	$10,078
6/16	$9,605	$10,959	$9,817
6/17	$11,853	$12,987	$12,258
6/18	$13,415	$14,907	$13,863
6/19	$12,520	$16,246	$12,999
6/20	$9,522	$17,306	$10,727
6/21	$17,274	$24,950	$18,588
6/22	$15,265	$21,490	$15,562
6/23	$17,826	$25,563	$16,497
6/24	$19,777	$31,475	$18,294

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class R6	10.94%	9.57%	7.06%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2000® Value IndexFootnote Reference2	10.90%	7.07%	6.23%
Footnote	Description
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Value Index is a market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,208,625
Number of Holdings	132
Investment Advisory Fees	$12,503
Portfolio Turnover	62%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	2.9%
Utilities	5.8%
Health Care	7.0%
Information Technology	7.4%
Materials	8.2%
Consumer Discretionary	8.4%
Real Estate	9.5%
Energy	9.7%
Industrials	13.3%
Financials	24.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

SouthState Corp.	1.3%
Murphy Oil Corp.	1.2%
Nordstrom, Inc.	1.1%
Glacier Bancorp, Inc.	1.1%
Diamond Offshore Drilling, Inc.	1.1%
Portland General Electric Co.	1.1%
International Seaways, Inc.	1.1%
Civitas Resources, Inc.	1.1%
Bread Financial Holdings, Inc.	1.1%
Cinemark Holdings, Inc.	1.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MVSSX — AR (6/24)

Victory Integrity Small-Cap Value Fund

Class Y

Ticker: VSVIX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$113	1.07%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 10.84% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2000® Value Index (the "Index"), which returned 10.90% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to Fund's performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund's performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, small value stocks outperformed small growth stocks.

Top contributors to performance:

• From a benchmark perspective, energy and financials were the top performing sectors.

• Industrials, health care, communication services, and real estate were the largest positive contributors to the Fund’s relative performance.

• Sector weights were slightly positive contributors to the Fund’s performance relative to the Index largely due to our underweight in health care and our overweight to financials.

• From a style perspective, the Fund’s holdings on average had lower volatility relative to the Index, which also contributed to performance.

Top detractors from performance:

• From a benchmark perspective communication services and utilities were the largest detractors from relative performance.

• Security selection in materials, energy, and consumer staples were the largest detractors from the Fund’s relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Integrity Small-Cap Value Fund Class Y - $19,496	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2000® Value Index - $18,294
6/14	$10,000	$10,000	$10,000
6/15	$10,246	$10,729	$10,078
6/16	$9,576	$10,959	$9,817
6/17	$11,791	$12,987	$12,258
6/18	$13,325	$14,907	$13,863
6/19	$12,414	$16,246	$12,999
6/20	$9,430	$17,306	$10,727
6/21	$17,081	$24,950	$18,588
6/22	$15,078	$21,490	$15,562
6/23	$17,589	$25,563	$16,497
6/24	$19,496	$31,475	$18,294

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	10.84%	9.45%	6.90%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2000® Value IndexFootnote Reference2	10.90%	7.07%	6.23%
Footnote	Description
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Value Index is a market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,208,625
Number of Holdings	132
Investment Advisory Fees	$12,503
Portfolio Turnover	62%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	2.9%
Utilities	5.8%
Health Care	7.0%
Information Technology	7.4%
Materials	8.2%
Consumer Discretionary	8.4%
Real Estate	9.5%
Energy	9.7%
Industrials	13.3%
Financials	24.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

SouthState Corp.	1.3%
Murphy Oil Corp.	1.2%
Nordstrom, Inc.	1.1%
Glacier Bancorp, Inc.	1.1%
Diamond Offshore Drilling, Inc.	1.1%
Portland General Electric Co.	1.1%
International Seaways, Inc.	1.1%
Civitas Resources, Inc.	1.1%
Bread Financial Holdings, Inc.	1.1%
Cinemark Holdings, Inc.	1.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VSVIX — AR (6/24)

Victory Integrity Small/Mid-Cap Value Fund

Class A

Ticker: MAISX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$118	1.13%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 9.62% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2500™  (the "Index"), which returned 11.24% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, small/mid value stocks outperformed small/mid growth stocks.

Top contributors to performance:

• From a benchmark perspective, financials and energy were the top performing sectors.

• Health care, utilities, and industrials were the largest positive contributors to the Fund’s relative performance.

• Sector weights were positive contributors to the Fund’s performance relative to the Index largely due to our underweights in communication services, real estate, and utilities.

• From a style perspective, the Fund’s holdings on average had lower volatility, which also contributed to relative performance.

Top detractors from performance:

• From a benchmark perspective, communication services and health care sectors were the largest benchmark detractors.

• Security selection in consumer discretionary, financials, and materials were the largest detractors from the Fund’s relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Integrity Small/Mid-Cap Value Fund Class A @ NAV - $20,101	Victory Integrity Small/Mid-Cap Value Fund Class A @ MOP - $18,950	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2500™ Value Index - $19,256
6/14	$10,000	$9,428	$10,000	$10,000
6/15	$9,866	$9,301	$10,729	$10,099
6/16	$9,314	$8,781	$10,959	$10,121
6/17	$11,267	$10,622	$12,987	$11,979
6/18	$12,637	$11,913	$14,907	$13,356
6/19	$12,427	$11,715	$16,246	$13,099
6/20	$10,070	$9,493	$17,306	$11,069
6/21	$17,442	$16,443	$24,950	$18,067
6/22	$15,934	$15,022	$21,490	$15,684
6/23	$18,337	$17,287	$25,563	$17,310
6/24	$20,101	$18,950	$31,475	$19,256

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	9.62%	10.10%	7.23%
Class A @ MOP	3.32%	8.80%	6.60%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2500™ Value IndexFootnote Reference2	11.24%	8.01%	6.77%
Footnote	Description
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The Russell 2500™ Value Index measures the performance of those Russell 2500™ companies (approximately 2,500 of the smallest securities in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market) with lower price-to-book ratios and lower forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$305,920
Number of Holdings	114
Investment Advisory Fees	$2,337
Portfolio Turnover	75%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.9%
Consumer Staples	3.9%
Energy	6.6%
Real Estate	7.1%
Health Care	7.8%
Information Technology	8.5%
Materials	8.6%
Consumer Discretionary	11.7%
Financials	16.4%
Industrials	19.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Textron, Inc.	1.3%
Gaming and Leisure Properties, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.2%
First Horizon Corp.	1.2%
Nordstrom, Inc.	1.2%
Pentair PLC	1.1%
Pinnacle West Capital Corp.	1.1%
Cleveland-Cliffs, Inc.	1.1%
ITT, Inc.	1.1%
Norwegian Cruise Line Holdings Ltd.	1.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MAISX — AR (6/24)

Victory Integrity Small/Mid-Cap Value Fund

Class R6

Ticker: MIRSX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$87	0.83%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 9.98% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2500™  (the "Index"), which returned 11.24% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, small/mid value stocks outperformed small/mid growth stocks.

Top contributors to performance:

• From a benchmark perspective, financials and energy were the top performing sectors.

• Health care, utilities, and industrials were the largest positive contributors to the Fund’s relative performance.

• Sector weights were positive contributors to the Fund’s performance relative to the Index largely due to our underweights in communication services, real estate, and utilities.

• From a style perspective, the Fund’s holdings on average had lower volatility, which also contributed to relative performance.

Top detractors from performance:

• From a benchmark perspective, communication services and health care sectors were the largest benchmark detractors.

• Security selection in consumer discretionary, financials, and materials were the largest detractors from the Fund’s relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Integrity Small/Mid-Cap Value Fund Class R6 - $20,595	Russell 3000® Index (regulatory broad based index) - $29,020	Russell 2500™ Value Index - $19,006
3/15Footnote Reference*	$10,000	$10,000	$10,000
6/15	$9,833	$9,893	$9,968
6/16	$9,310	$10,104	$9,989
6/17	$11,297	$11,974	$11,824
6/18	$12,713	$13,744	$13,182
6/19	$12,537	$14,979	$12,928
6/20	$10,193	$15,957	$10,925
6/21	$17,702	$23,004	$17,832
6/22	$16,218	$19,814	$15,480
6/23	$18,727	$23,570	$17,085
6/24	$20,595	$29,020	$19,006
Footnote	Description
Footnote*	Inception date for the Victory Integrity Small/Mid-Cap Value Fund, Class R6 is 3/3/2015.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Class R6	9.98%	10.44%	8.05%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.10%
Russell 2500™ Value IndexFootnote Reference2	11.24%	8.01%	7.13%
Footnote	Description
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The Russell 2500™ Value Index measures the performance of those Russell 2500™ companies (approximately 2,500 of the smallest securities in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market) with lower price-to-book ratios and lower forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$305,920
Number of Holdings	114
Investment Advisory Fees	$2,337
Portfolio Turnover	75%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.9%
Consumer Staples	3.9%
Energy	6.6%
Real Estate	7.1%
Health Care	7.8%
Information Technology	8.5%
Materials	8.6%
Consumer Discretionary	11.7%
Financials	16.4%
Industrials	19.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Textron, Inc.	1.3%
Gaming and Leisure Properties, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.2%
First Horizon Corp.	1.2%
Nordstrom, Inc.	1.2%
Pentair PLC	1.1%
Pinnacle West Capital Corp.	1.1%
Cleveland-Cliffs, Inc.	1.1%
ITT, Inc.	1.1%
Norwegian Cruise Line Holdings Ltd.	1.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MIRSX — AR (6/24)

Victory Integrity Small/Mid-Cap Value Fund

Class Y

Ticker: MYISX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$92	0.88%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 9.88% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2500™  (the "Index"), which returned 11.24% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, small/mid value stocks outperformed small/mid growth stocks.

Top contributors to performance:

• From a benchmark perspective, financials and energy were the top performing sectors.

• Health care, utilities, and industrials were the largest positive contributors to the Fund’s relative performance.

• Sector weights were positive contributors to the Fund’s performance relative to the Index largely due to our underweights in communication services, real estate, and utilities.

• From a style perspective, the Fund’s holdings on average had lower volatility, which also contributed to relative performance.

Top detractors from performance:

• From a benchmark perspective, communication services and health care sectors were the largest benchmark detractors.

• Security selection in consumer discretionary, financials, and materials were the largest detractors from the Fund’s relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Integrity Small/Mid-Cap Value Fund Class Y - $20,612	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2500™ Value Index - $19,256
6/14	$10,000	$10,000	$10,000
6/15	$9,886	$10,729	$10,099
6/16	$9,359	$10,959	$10,121
6/17	$11,347	$12,987	$11,979
6/18	$12,767	$14,907	$13,356
6/19	$12,582	$16,246	$13,099
6/20	$10,225	$17,306	$11,069
6/21	$17,751	$24,950	$18,067
6/22	$16,252	$21,490	$15,684
6/23	$18,759	$25,563	$17,310
6/24	$20,612	$31,475	$19,256

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	9.88%	10.38%	7.50%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2500™ Value IndexFootnote Reference2	11.24%	8.01%	6.77%
Footnote	Description
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The Russell 2500™ Value Index measures the performance of those Russell 2500™ companies (approximately 2,500 of the smallest securities in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market) with lower price-to-book ratios and lower forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$305,920
Number of Holdings	114
Investment Advisory Fees	$2,337
Portfolio Turnover	75%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.9%
Consumer Staples	3.9%
Energy	6.6%
Real Estate	7.1%
Health Care	7.8%
Information Technology	8.5%
Materials	8.6%
Consumer Discretionary	11.7%
Financials	16.4%
Industrials	19.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Textron, Inc.	1.3%
Gaming and Leisure Properties, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.2%
First Horizon Corp.	1.2%
Nordstrom, Inc.	1.2%
Pentair PLC	1.1%
Pinnacle West Capital Corp.	1.1%
Cleveland-Cliffs, Inc.	1.1%
ITT, Inc.	1.1%
Norwegian Cruise Line Holdings Ltd.	1.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MYISX — AR (6/24)

Victory Integrity Small/Mid-Cap Value Fund

Member Class

Ticker: MMMSX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$100	0.95%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 9.84% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2500™  (the "Index"), which returned 11.24% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, small/mid value stocks outperformed small/mid growth stocks.

Top contributors to performance:

• From a benchmark perspective, financials and energy were the top performing sectors.

• Health care, utilities, and industrials were the largest positive contributors to the Fund’s relative performance.

• Sector weights were positive contributors to the Fund’s performance relative to the Index largely due to our underweights in communication services, real estate, and utilities.

• From a style perspective, the Fund’s holdings on average had lower volatility, which also contributed to relative performance.

Top detractors from performance:

• From a benchmark perspective, communication services and health care sectors were the largest benchmark detractors.

• Security selection in consumer discretionary, financials, and materials were the largest detractors from the Fund’s relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Integrity Small/Mid-Cap Value Fund Member Class - $18,209	Russell 3000® Index (regulatory broad based index) - $16,812	Russell 2500™ Value Index - $16,045
11/20Footnote Reference*	$10,000	$10,000	$10,000
12/20	$12,496	$11,577	$12,272
3/21	$14,951	$12,312	$14,337
6/21	$15,717	$13,326	$15,054
9/21	$15,432	$13,313	$14,743
12/21	$16,637	$14,548	$15,681
3/22	$17,071	$13,780	$15,445
6/22	$14,373	$11,478	$13,068
9/22	$13,664	$10,966	$12,479
12/22	$15,299	$11,754	$13,629
3/23	$15,768	$12,597	$13,819
6/23	$16,578	$13,654	$14,423
9/23	$15,958	$13,210	$13,895
12/23	$17,501	$14,804	$15,807
3/24	$18,998	$16,288	$16,766
6/24	$18,209	$16,812	$16,045
Footnote	Description
Footnote*	Inception date for the Victory Integrity Small/Mid-Cap Value Fund, Member Class is 11/3/2020.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception
Member Class	9.84%	17.80%Footnote Reference
Russell 3000® IndexFootnote Reference1	23.13%	15.26%
Russell 2500™ Value IndexFootnote Reference2	11.24%	13.80%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The Russell 2500™ Value Index measures the performance of those Russell 2500™ companies (approximately 2,500 of the smallest securities in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market) with lower price-to-book ratios and lower forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$305,920
Number of Holdings	114
Investment Advisory Fees	$2,337
Portfolio Turnover	75%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.9%
Consumer Staples	3.9%
Energy	6.6%
Real Estate	7.1%
Health Care	7.8%
Information Technology	8.5%
Materials	8.6%
Consumer Discretionary	11.7%
Financials	16.4%
Industrials	19.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Textron, Inc.	1.3%
Gaming and Leisure Properties, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.2%
First Horizon Corp.	1.2%
Nordstrom, Inc.	1.2%
Pentair PLC	1.1%
Pinnacle West Capital Corp.	1.1%
Cleveland-Cliffs, Inc.	1.1%
ITT, Inc.	1.1%
Norwegian Cruise Line Holdings Ltd.	1.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visiting vcm.com/contact-us.

MMMSX — AR (6/24)

Victory Munder Multi-Cap Fund

Class A

Ticker: MNNAX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Munder Multi-Cap Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$141	1.26%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.03% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, S&P 500® Index (the "Index"), which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc.

• Stocks that contributed negatively to the Fund’s relative performance were Livent Corp. (“Livent”), and NVIDIA Corp. (“NVIDIA”). Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns. The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Munder Multi-Cap Fund Class A @ NAV - $28,620	Victory Munder Multi-Cap Fund Class A @ MOP - $26,977	Russell 3000® Index (regulatory broad based index) - $31,475	S&P 500® Index - $33,521
6/14	$10,000	$9,426	$10,000	$10,000
6/15	$11,196	$10,553	$10,729	$10,742
6/16	$10,747	$10,130	$10,959	$11,171
6/17	$12,616	$11,892	$12,987	$13,170
6/18	$14,304	$13,483	$14,907	$15,064
6/19	$14,713	$13,868	$16,246	$16,633
6/20	$14,937	$14,080	$17,306	$17,881
6/21	$20,918	$19,717	$24,950	$25,175
6/22	$19,095	$17,999	$21,490	$22,503
6/23	$23,262	$21,927	$25,563	$26,912
6/24	$28,620	$26,977	$31,475	$33,521

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	23.03%Footnote Reference	14.23%	11.09%
Class A @ MOP	15.97%	12.89%	10.43%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
S&P 500® IndexFootnote Reference2	24.56%	15.05%	12.86%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$470,086
Number of Holdings	83
Investment Advisory Fees	$3,206
Portfolio Turnover	75%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.9%
Real Estate	2.1%
Consumer Staples	2.3%
Energy	4.8%
Industrials	6.7%
Consumer Discretionary	9.3%
Communication Services	10.9%
Financials	14.2%
Health Care	15.8%
Information Technology	30.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	6.9%
NVIDIA Corp.	5.5%
Alphabet, Inc., Class A	5.3%
Apple, Inc.	5.0%
Amazon.com, Inc.	4.8%
Eli Lilly & Co.	2.8%
Meta Platforms, Inc., Class A	2.6%
Broadcom, Inc.	1.6%
Visa, Inc., Class A	1.6%
Cadence Design Systems, Inc.	1.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MNNAX — AR (6/24)

Victory Munder Multi-Cap Fund

Class C

Ticker: MNNCX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Munder Multi-Cap Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$240	2.16%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 21.92% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, S&P 500® Index (the "Index"), which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc.

• Stocks that contributed negatively to the Fund’s relative performance were Livent Corp. (“Livent”), and NVIDIA Corp. (“NVIDIA”). Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns. The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Munder Multi-Cap Fund Class C @ NAV - $26,834	Victory Munder Multi-Cap Fund Class C @ CDSC - $26,834	Russell 3000® Index (regulatory broad based index) - $31,475	S&P 500® Index - $33,521
6/14	$10,000	$10,000	$10,000	$10,000
6/15	$11,105	$11,105	$10,729	$10,742
6/16	$10,570	$10,570	$10,959	$11,171
6/17	$12,309	$12,309	$12,987	$13,170
6/18	$13,845	$13,845	$14,907	$15,064
6/19	$14,152	$14,152	$16,246	$16,633
6/20	$14,249	$14,249	$17,306	$17,881
6/21	$19,789	$19,789	$24,950	$25,175
6/22	$17,904	$17,904	$21,490	$22,503
6/23	$21,811	$21,811	$25,563	$26,912
6/24	$26,834	$26,834	$31,475	$33,521

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	21.92%Footnote Reference	13.25%	10.37%
Class C @ CDSC	20.92%	13.25%	10.37%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
S&P 500® IndexFootnote Reference2	24.56%	15.05%	12.86%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$470,086
Number of Holdings	83
Investment Advisory Fees	$3,206
Portfolio Turnover	75%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.9%
Real Estate	2.1%
Consumer Staples	2.3%
Energy	4.8%
Industrials	6.7%
Consumer Discretionary	9.3%
Communication Services	10.9%
Financials	14.2%
Health Care	15.8%
Information Technology	30.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	6.9%
NVIDIA Corp.	5.5%
Alphabet, Inc., Class A	5.3%
Apple, Inc.	5.0%
Amazon.com, Inc.	4.8%
Eli Lilly & Co.	2.8%
Meta Platforms, Inc., Class A	2.6%
Broadcom, Inc.	1.6%
Visa, Inc., Class A	1.6%
Cadence Design Systems, Inc.	1.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MNNCX — AR (6/24)

Victory Munder Multi-Cap Fund

Class Y

Ticker: MNNYX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Munder Multi-Cap Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$108	0.97%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.42% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, S&P 500® Index (the "Index"), which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc.

• Stocks that contributed negatively to the Fund’s relative performance were Livent Corp. (“Livent”), and NVIDIA Corp. (“NVIDIA”). Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns. The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Munder Multi-Cap Fund Class Y - $29,653	Russell 3000® Index (regulatory broad based index) - $31,475	S&P 500® Index - $33,521
6/14	$10,000	$10,000	$10,000
6/15	$11,232	$10,729	$10,742
6/16	$10,827	$10,959	$11,171
6/17	$12,761	$12,987	$13,170
6/18	$14,522	$14,907	$15,064
6/19	$14,988	$16,246	$16,633
6/20	$15,277	$17,306	$17,881
6/21	$21,470	$24,950	$25,175
6/22	$19,661	$21,490	$22,503
6/23	$24,026	$25,563	$26,912
6/24	$29,653	$31,475	$33,521

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	23.42%Footnote Reference	14.62%	11.48%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
S&P 500® IndexFootnote Reference2	24.56%	15.05%	12.86%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$470,086
Number of Holdings	83
Investment Advisory Fees	$3,206
Portfolio Turnover	75%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.9%
Real Estate	2.1%
Consumer Staples	2.3%
Energy	4.8%
Industrials	6.7%
Consumer Discretionary	9.3%
Communication Services	10.9%
Financials	14.2%
Health Care	15.8%
Information Technology	30.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	6.9%
NVIDIA Corp.	5.5%
Alphabet, Inc., Class A	5.3%
Apple, Inc.	5.0%
Amazon.com, Inc.	4.8%
Eli Lilly & Co.	2.8%
Meta Platforms, Inc., Class A	2.6%
Broadcom, Inc.	1.6%
Visa, Inc., Class A	1.6%
Cadence Design Systems, Inc.	1.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MNNYX — AR (6/24)

Victory S&P 500 Index Fund

Class A

Ticker: MUXAX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory S&P 500 Index Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$59	0.53%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.87% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500®  Index (the “Index”), which returned 24.56% during the period. The difference in performance between the Fund and the Index was primarily due to the Fund’s fees and expenses. The Index is not an investable product; therefore, fees and expenses do not apply.

• During the reporting period, the Fund saw positive absolute returns in all 11 sectors, with the information technology sector contributing the most to absolute performance.

• The real estate sector lagged all other sectors.

• The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory S&P 500 Index Fund Class A @ NAV - $31,678	Victory S&P 500 Index Fund Class A @ MOP - $30,971	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$9,777	$10,000
6/15	$10,676	$10,437	$10,742
6/16	$11,048	$10,801	$11,171
6/17	$12,943	$12,654	$13,170
6/18	$14,720	$14,391	$15,064
6/19	$16,162	$15,801	$16,633
6/20	$17,287	$16,901	$17,881
6/21	$24,202	$23,661	$25,175
6/22	$21,513	$21,032	$22,503
6/23	$25,573	$25,002	$26,912
6/24	$31,678	$30,971	$33,521

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	23.87%Footnote Reference	14.41%	12.22%
Class A @ MOP	21.07%	13.89%	11.97%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$284,863
Number of Holdings	504
Investment Advisory Fees	$502
Portfolio Turnover	4%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	2.1%
Utilities	2.2%
Energy	3.6%
Consumer Staples	5.7%
Industrials	8.1%
Communication Services	9.3%
Consumer Discretionary	9.9%
Health Care	11.6%
Financials	12.3%
Information Technology	32.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MUXAX — AR (6/24)

Victory S&P 500 Index Fund

Class R

Ticker: MUXRX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory S&P 500 Index Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$97	0.87%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.48% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500®  Index (the “Index”), which returned 24.56% during the period. The difference in performance between the Fund and the Index was primarily due to the Fund’s fees and expenses. The Index is not an investable product; therefore, fees and expenses do not apply.

• During the reporting period, the Fund saw positive absolute returns in all 11 sectors, with the information technology sector contributing the most to absolute performance.

• The real estate sector lagged all other sectors.

• The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory S&P 500 Index Fund Class R - $30,435	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$10,000
6/15	$10,635	$10,742
6/16	$10,958	$11,171
6/17	$12,776	$13,170
6/18	$14,476	$15,064
6/19	$15,824	$16,633
6/20	$16,863	$17,881
6/21	$23,513	$25,175
6/22	$20,818	$22,503
6/23	$24,647	$26,912
6/24	$30,435	$33,521

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class R	23.48%Footnote Reference	13.98%	11.77%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$284,863
Number of Holdings	504
Investment Advisory Fees	$502
Portfolio Turnover	4%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	2.1%
Utilities	2.2%
Energy	3.6%
Consumer Staples	5.7%
Industrials	8.1%
Communication Services	9.3%
Consumer Discretionary	9.9%
Health Care	11.6%
Financials	12.3%
Information Technology	32.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MUXRX — AR (6/24)

Victory S&P 500 Index Fund

Class Y

Ticker: MUXYX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory S&P 500 Index Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$52	0.46%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.97% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500®  Index (the “Index”), which returned 24.56% during the period. The difference in performance between the Fund and the Index was primarily due to the Fund’s fees and expenses. The Index is not an investable product; therefore, fees and expenses do not apply.

• During the reporting period, the Fund saw positive absolute returns in all 11 sectors, with the information technology sector contributing the most to absolute performance.

• The real estate sector lagged all other sectors.

• The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory S&P 500 Index Fund Class Y - $32,105	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$10,000
6/15	$10,694	$10,742
6/16	$11,095	$11,171
6/17	$13,018	$13,170
6/18	$14,835	$15,064
6/19	$16,308	$16,633
6/20	$17,461	$17,881
6/21	$24,473	$25,175
6/22	$21,768	$22,503
6/23	$25,898	$26,912
6/24	$32,105	$33,521

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	23.97%Footnote Reference	14.51%	12.37%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$284,863
Number of Holdings	504
Investment Advisory Fees	$502
Portfolio Turnover	4%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	2.1%
Utilities	2.2%
Energy	3.6%
Consumer Staples	5.7%
Industrials	8.1%
Communication Services	9.3%
Consumer Discretionary	9.9%
Health Care	11.6%
Financials	12.3%
Information Technology	32.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MUXYX — AR (6/24)

Victory Munder Mid-Cap Core Growth Fund

Class A

Ticker: MGOAX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Munder Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$134	1.27%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 11.53% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Growth Index (the "Index"), which returned 15.05% during the period.

• The Fund's best-performing sectors for the year were information technology and consumer staples.

• The Fund's worst-performing sectors were industrials and financials.

• On an individual stock basis, two of the Fund’s best-performing stocks over the past year were Evercore, Inc. and Trane Technologies.

• The Fund's two worst-performing stocks were Align Technology, Inc. and Fox Factory Holding Corp. Align Technology, Inc. reported disappointing results in October 2023, and cut its full year revenue guidance. The company saw sharp weakness in sales trends for its clear teeth aligners in the U.S. and Europe. Fox Factory Holding Corp. reported disappointing quarterly results in November 2023, and announced the acquisition of Marucci, a maker of baseballs, softballs, and other sports equipment. This deal was a departure from Fox’s core business of suspension systems for trucks and bikes. The Fund sold on that news.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Munder Mid-Cap Core Growth Fund Class A @ NAV - $20,467	Victory Munder Mid-Cap Core Growth Fund Class A @ MOP - $19,290	S&P 500® Index (regulatory broad based index) - $33,521	Russell Midcap® Index - $23,768	Russell Midcap® Growth Index - $27,178
6/14	$10,000	$9,425	$10,000	$10,000	$10,000
6/15	$11,003	$10,370	$10,742	$10,663	$10,945
6/16	$10,129	$9,546	$11,171	$10,723	$10,711
6/17	$11,869	$11,186	$13,170	$12,490	$12,537
6/18	$13,302	$12,537	$15,064	$14,030	$14,859
6/19	$13,859	$13,062	$16,633	$15,128	$16,930
6/20	$13,437	$12,664	$17,881	$14,789	$18,947
6/21	$19,823	$18,683	$25,175	$22,154	$27,240
6/22	$16,484	$15,536	$22,503	$18,322	$19,184
6/23	$18,352	$17,296	$26,912	$21,057	$23,622
6/24	$20,467	$19,290	$33,521	$23,768	$27,178

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	11.53%	8.11%	7.43%
Class A @ MOP	5.09%	6.84%	6.79%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Midcap® IndexFootnote Reference2	12.88%	9.46%	9.04%
Russell Midcap® Growth IndexFootnote Reference3	15.05%	9.93%	10.51%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The Russell Midcap® Index is an unmanaged index measuring the performance of medium capitalization domestically traded common stocks.
Footnote[3]	The unmanaged Russell Midcap® Growth Index is a market- capitalization-weighted index that measures the performance of those companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$318,901
Number of Holdings	75
Investment Advisory Fees	$2,463
Portfolio Turnover	53%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.6%
Energy	4.3%
Materials	5.3%
Real Estate	6.1%
Consumer Staples	6.3%
Consumer Discretionary	7.5%
Health Care	12.9%
Information Technology	15.2%
Industrials	17.4%
Financials	18.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Amphenol Corp., Class A	2.5%
Brown & Brown, Inc.	2.4%
Trane Technologies PLC	2.3%
Evercore, Inc.	2.3%
Avery Dennison Corp.	2.0%
Sempra	1.9%
The Trade Desk, Inc., Class A	1.9%
Monolithic Power Systems, Inc.	1.9%
AMETEK, Inc.	1.9%
Arch Capital Group Ltd.	1.9%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective March 29, 2024 Class R converted to Class A. Effective July 5, 2024, Robert Glise retired as a Senior Portfolio Manager and Analyst for the Fund.

For more complete information, you may review the Fund's prospectus, which we expect to be available by November 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MGOAX — AR (6/24)

Victory Munder Mid-Cap Core Growth Fund

Class C

Ticker: MGOTX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Munder Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$223	2.12%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 10.71% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Growth Index (the "Index"), which returned 15.05% during the period.

• The Fund's best-performing sectors for the year were information technology and consumer staples.

• The Fund's worst-performing sectors were industrials and financials.

• On an individual stock basis, two of the Fund’s best-performing stocks over the past year were Evercore, Inc. and Trane Technologies.

• The Fund's two worst-performing stocks were Align Technology, Inc. and Fox Factory Holding Corp. Align Technology, Inc. reported disappointing results in October 2023, and cut its full year revenue guidance. The company saw sharp weakness in sales trends for its clear teeth aligners in the U.S. and Europe. Fox Factory Holding Corp. reported disappointing quarterly results in November 2023, and announced the acquisition of Marucci, a maker of baseballs, softballs, and other sports equipment. This deal was a departure from Fox’s core business of suspension systems for trucks and bikes. The Fund sold on that news.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Munder Mid-Cap Core Growth Fund Class C @ NAV - $19,327	Victory Munder Mid-Cap Core Growth Fund Class C @ CDSC - $19,327	S&P 500® Index (regulatory broad based index) - $33,521	Russell Midcap® Index - $23,768	Russell Midcap® Growth Index - $27,178
6/14	$10,000	$10,000	$10,000	$10,000	$10,000
6/15	$10,926	$10,926	$10,742	$10,663	$10,945
6/16	$9,988	$9,988	$11,171	$10,723	$10,711
6/17	$11,629	$11,629	$13,170	$12,490	$12,537
6/18	$12,940	$12,940	$15,064	$14,030	$14,859
6/19	$13,394	$13,394	$16,633	$15,128	$16,930
6/20	$12,882	$12,882	$17,881	$14,789	$18,947
6/21	$18,874	$18,874	$25,175	$22,154	$27,240
6/22	$15,565	$15,565	$22,503	$18,322	$19,184
6/23	$17,329	$17,329	$26,912	$21,057	$23,622
6/24	$19,327	$19,327	$33,521	$23,768	$27,178

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	10.71%	7.25%	6.81%
Class C @ CDSC	9.71%	7.25%	6.81%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Midcap® IndexFootnote Reference2	12.88%	9.46%	9.04%
Russell Midcap® Growth IndexFootnote Reference3	15.05%	9.93%	10.51%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The Russell Midcap® Index is an unmanaged index measuring the performance of medium capitalization domestically traded common stocks.
Footnote[3]	The unmanaged Russell Midcap® Growth Index is a market- capitalization-weighted index that measures the performance of those companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$318,901
Number of Holdings	75
Investment Advisory Fees	$2,463
Portfolio Turnover	53%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.6%
Energy	4.3%
Materials	5.3%
Real Estate	6.1%
Consumer Staples	6.3%
Consumer Discretionary	7.5%
Health Care	12.9%
Information Technology	15.2%
Industrials	17.4%
Financials	18.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Amphenol Corp., Class A	2.5%
Brown & Brown, Inc.	2.4%
Trane Technologies PLC	2.3%
Evercore, Inc.	2.3%
Avery Dennison Corp.	2.0%
Sempra	1.9%
The Trade Desk, Inc., Class A	1.9%
Monolithic Power Systems, Inc.	1.9%
AMETEK, Inc.	1.9%
Arch Capital Group Ltd.	1.9%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 5, 2024, Robert Glise retired as a Senior Portfolio Manager and Analyst for the Fund.

For more complete information, you may review the Fund's prospectus, which we expect to be available by November 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MGOTX — AR (6/24)

Victory Munder Mid-Cap Core Growth Fund

Class R6

Ticker: MGOSX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Munder Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$94	0.89%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 11.98% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Growth Index (the "Index"), which returned 15.05% during the period.

• The Fund's best-performing sectors for the year were information technology and consumer staples.

• The Fund's worst-performing sectors were industrials and financials.

• On an individual stock basis, two of the Fund’s best-performing stocks over the past year were Evercore, Inc. and Trane Technologies.

• The Fund's two worst-performing stocks were Align Technology, Inc. and Fox Factory Holding Corp. Align Technology, Inc. reported disappointing results in October 2023, and cut its full year revenue guidance. The company saw sharp weakness in sales trends for its clear teeth aligners in the U.S. and Europe. Fox Factory Holding Corp. reported disappointing quarterly results in November 2023, and announced the acquisition of Marucci, a maker of baseballs, softballs, and other sports equipment. This deal was a departure from Fox’s core business of suspension systems for trucks and bikes. The Fund sold on that news.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Munder Mid-Cap Core Growth Fund Class R6 - $21,346	S&P 500® Index (regulatory broad based index) - $33,521	Russell Midcap® Index - $23,768	Russell Midcap® Growth Index - $27,178
6/14	$10,000	$10,000	$10,000	$10,000
6/15	$11,051	$10,742	$10,663	$10,945
6/16	$10,218	$11,171	$10,723	$10,711
6/17	$12,029	$13,170	$12,490	$12,537
6/18	$13,541	$15,064	$14,030	$14,859
6/19	$14,159	$16,633	$15,128	$16,930
6/20	$13,791	$17,881	$14,789	$18,947
6/21	$20,438	$25,175	$22,154	$27,240
6/22	$17,058	$22,503	$18,322	$19,184
6/23	$19,063	$26,912	$21,057	$23,622
6/24	$21,346	$33,521	$23,768	$27,178

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class R6	11.98%	8.56%	7.88%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Midcap® IndexFootnote Reference2	12.88%	9.46%	9.04%
Russell Midcap® Growth IndexFootnote Reference3	15.05%	9.93%	10.51%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The Russell Midcap® Index is an unmanaged index measuring the performance of medium capitalization domestically traded common stocks.
Footnote[3]	The unmanaged Russell Midcap® Growth Index is a market- capitalization-weighted index that measures the performance of those companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$318,901
Number of Holdings	75
Investment Advisory Fees	$2,463
Portfolio Turnover	53%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.6%
Energy	4.3%
Materials	5.3%
Real Estate	6.1%
Consumer Staples	6.3%
Consumer Discretionary	7.5%
Health Care	12.9%
Information Technology	15.2%
Industrials	17.4%
Financials	18.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Amphenol Corp., Class A	2.5%
Brown & Brown, Inc.	2.4%
Trane Technologies PLC	2.3%
Evercore, Inc.	2.3%
Avery Dennison Corp.	2.0%
Sempra	1.9%
The Trade Desk, Inc., Class A	1.9%
Monolithic Power Systems, Inc.	1.9%
AMETEK, Inc.	1.9%
Arch Capital Group Ltd.	1.9%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 5, 2024, Robert Glise retired as a Senior Portfolio Manager and Analyst for the Fund.

For more complete information, you may review the Fund's prospectus, which we expect to be available by November 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MGOSX — AR (6/24)

Victory Munder Mid-Cap Core Growth Fund

Class Y

Ticker: MGOYX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Munder Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$106	1.00%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 11.92% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Growth Index (the "Index"), which returned 15.05% during the period.

• The Fund's best-performing sectors for the year were information technology and consumer staples.

• The Fund's worst-performing sectors were industrials and financials.

• On an individual stock basis, two of the Fund’s best-performing stocks over the past year were Evercore, Inc. and Trane Technologies.

• The Fund's two worst-performing stocks were Align Technology, Inc. and Fox Factory Holding Corp. Align Technology, Inc. reported disappointing results in October 2023, and cut its full year revenue guidance. The company saw sharp weakness in sales trends for its clear teeth aligners in the U.S. and Europe. Fox Factory Holding Corp. reported disappointing quarterly results in November 2023, and announced the acquisition of Marucci, a maker of baseballs, softballs, and other sports equipment. This deal was a departure from Fox’s core business of suspension systems for trucks and bikes. The Fund sold on that news.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Munder Mid-Cap Core Growth Fund Class Y - $21,046	S&P 500® Index (regulatory broad based index) - $33,521	Russell Midcap® Index - $23,768	Russell Midcap® Growth Index - $27,178
6/14	$10,000	$10,000	$10,000	$10,000
6/15	$11,029	$10,742	$10,663	$10,945
6/16	$10,179	$11,171	$10,723	$10,711
6/17	$11,959	$13,170	$12,490	$12,537
6/18	$13,441	$15,064	$14,030	$14,859
6/19	$14,041	$16,633	$15,128	$16,930
6/20	$13,653	$17,881	$14,789	$18,947
6/21	$20,205	$25,175	$22,154	$27,240
6/22	$16,844	$22,503	$18,322	$19,184
6/23	$18,805	$26,912	$21,057	$23,622
6/24	$21,046	$33,521	$23,768	$27,178

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	11.92%	8.43%	7.72%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Midcap® IndexFootnote Reference2	12.88%	9.46%	9.04%
Russell Midcap® Growth IndexFootnote Reference3	15.05%	9.93%	10.51%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The Russell Midcap® Index is an unmanaged index measuring the performance of medium capitalization domestically traded common stocks.
Footnote[3]	The unmanaged Russell Midcap® Growth Index is a market- capitalization-weighted index that measures the performance of those companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$318,901
Number of Holdings	75
Investment Advisory Fees	$2,463
Portfolio Turnover	53%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.6%
Energy	4.3%
Materials	5.3%
Real Estate	6.1%
Consumer Staples	6.3%
Consumer Discretionary	7.5%
Health Care	12.9%
Information Technology	15.2%
Industrials	17.4%
Financials	18.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Amphenol Corp., Class A	2.5%
Brown & Brown, Inc.	2.4%
Trane Technologies PLC	2.3%
Evercore, Inc.	2.3%
Avery Dennison Corp.	2.0%
Sempra	1.9%
The Trade Desk, Inc., Class A	1.9%
Monolithic Power Systems, Inc.	1.9%
AMETEK, Inc.	1.9%
Arch Capital Group Ltd.	1.9%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 5, 2024, Robert Glise retired as a Senior Portfolio Manager and Analyst for the Fund.

For more complete information, you may review the Fund's prospectus, which we expect to be available by November 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MGOYX — AR (6/24)

Victory Trivalent International Fund - Core Equity

Class A

Ticker: MAICX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$103	0.95%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 15.87% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, the MSCI ACWI ex USA Index (the “Index”), which returned 11.62% during the period. International large-cap equities advanced as cooling inflation and lower interest rates across markets raised investor confidence that equity markets will continue to perform well. All six regions were up during the period and ten of the eleven economic sectors posted gains. Technology and energy were the strongest performing sectors, while consumer staples stocks trailed the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance. Excess returns were generated in all six geographic regions and nine of eleven economic sectors. Notable outperformance was generated in financials and consumer staples

• From a style perspective, the Fund’s exposure to value, business momentum and quality factors all contributed to relative outperformance with exposure to value having the biggest impact.

Top detractors from performance:

• Security selection was weakest in communication services and utilities.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Trivalent International Fund - Core Equity Class A @ NAV - $14,809	Victory Trivalent International Fund - Core Equity Class A @ MOP - $13,958	MSCI ACWI ex USA Index (regulatory broad based index) - $14,579
6/14	$10,000	$9,425	$10,000
6/15	$9,828	$9,263	$9,474
6/16	$8,803	$8,296	$8,504
6/17	$10,471	$9,869	$10,243
6/18	$11,282	$10,633	$10,988
6/19	$11,107	$10,468	$11,130
6/20	$10,567	$9,960	$10,595
6/21	$13,767	$12,976	$14,380
6/22	$11,106	$10,467	$11,587
6/23	$12,781	$12,046	$13,061
6/24	$14,809	$13,958	$14,579

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	15.87%Footnote Reference	5.92%	4.00%
Class A @ MOP	9.16%	4.68%	3.39%
MSCI ACWI ex USA IndexFootnote Reference1	11.62%	5.55%	3.84%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The MSCI ACWI ex USA Index is an unmanaged, free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. Index results assume the reinvestment of dividends paid on the stocks constituting the index.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$219,942
Number of Holdings	213
Investment Advisory Fees	$1,634
Portfolio Turnover	38%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.4%
Communication Services	5.0%
Energy	5.6%
Consumer Staples	6.9%
Materials	7.3%
Health Care	10.0%
Consumer Discretionary	10.8%
Information Technology	12.5%
Industrials	13.4%
Financials	20.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Novo Nordisk A/S, Class B	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Novartis AG, Registered Shares	1.7%
Samsung Electronics Co. Ltd.	1.2%
Siemens AG, Registered Shares	1.1%
ASML Holding NV	1.1%
Sumitomo Mitsui Financial Group, Inc.	1.0%
ITOCHU Corp.	1.0%
3i Group PLC	1.0%
Fairfax Financial Holdings Ltd.	1.0%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MAICX — AR (6/24)

Victory Trivalent International Fund - Core Equity

Class I

Ticker: MICIX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$65	0.60%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 16.27% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, the MSCI ACWI ex USA Index (the “Index”), which returned 11.62% during the period. International large-cap equities advanced as cooling inflation and lower interest rates across markets raised investor confidence that equity markets will continue to perform well. All six regions were up during the period and ten of the eleven economic sectors posted gains. Technology and energy were the strongest performing sectors, while consumer staples stocks trailed the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance. Excess returns were generated in all six geographic regions and nine of eleven economic sectors. Notable outperformance was generated in financials and consumer staples

• From a style perspective, the Fund’s exposure to value, business momentum and quality factors all contributed to relative outperformance with exposure to value having the biggest impact.

Top detractors from performance:

• Security selection was weakest in communication services and utilities.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Trivalent International Fund - Core Equity Class I - $15,385	MSCI ACWI ex USA Index (regulatory broad based index) - $14,579
6/14	$10,000	$10,000
6/15	$9,876	$9,474
6/16	$8,896	$8,504
6/17	$10,614	$10,243
6/18	$11,470	$10,988
6/19	$11,350	$11,130
6/20	$10,839	$10,595
6/21	$14,161	$14,380
6/22	$11,466	$11,587
6/23	$13,232	$13,061
6/24	$15,385	$14,579

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class I	16.27%Footnote Reference	6.27%	4.40%
MSCI ACWI ex USA IndexFootnote Reference1	11.62%	5.55%	3.84%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The MSCI ACWI ex USA Index is an unmanaged, free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. Index results assume the reinvestment of dividends paid on the stocks constituting the index.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$219,942
Number of Holdings	213
Investment Advisory Fees	$1,634
Portfolio Turnover	38%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.4%
Communication Services	5.0%
Energy	5.6%
Consumer Staples	6.9%
Materials	7.3%
Health Care	10.0%
Consumer Discretionary	10.8%
Information Technology	12.5%
Industrials	13.4%
Financials	20.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Novo Nordisk A/S, Class B	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Novartis AG, Registered Shares	1.7%
Samsung Electronics Co. Ltd.	1.2%
Siemens AG, Registered Shares	1.1%
ASML Holding NV	1.1%
Sumitomo Mitsui Financial Group, Inc.	1.0%
ITOCHU Corp.	1.0%
3i Group PLC	1.0%
Fairfax Financial Holdings Ltd.	1.0%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MICIX — AR (6/24)

Victory Trivalent International Fund - Core Equity

Class R6

Ticker: MAIRX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$59	0.55%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 16.21% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, the MSCI ACWI ex USA Index (the “Index”), which returned 11.62% during the period. International large-cap equities advanced as cooling inflation and lower interest rates across markets raised investor confidence that equity markets will continue to perform well. All six regions were up during the period and ten of the eleven economic sectors posted gains. Technology and energy were the strongest performing sectors, while consumer staples stocks trailed the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance. Excess returns were generated in all six geographic regions and nine of eleven economic sectors. Notable outperformance was generated in financials and consumer staples

• From a style perspective, the Fund’s exposure to value, business momentum and quality factors all contributed to relative outperformance with exposure to value having the biggest impact.

Top detractors from performance:

• Security selection was weakest in communication services and utilities.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Trivalent International Fund - Core Equity Class R6 - $15,844	MSCI ACWI ex USA Index (regulatory broad based index) - $15,326
3/15Footnote Reference*	$10,000	$10,000
6/15	$10,130	$9,960
6/16	$9,131	$8,940
6/17	$10,901	$10,768
6/18	$11,788	$11,551
6/19	$11,656	$11,700
6/20	$11,151	$11,138
6/21	$14,559	$15,117
6/22	$11,804	$12,181
6/23	$13,634	$13,730
6/24	$15,844	$15,326
Footnote	Description
Footnote*	Inception date for the Victory Trivalent International Fund - Core Equity, Class R6 is 3/3/2015.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Class R6	16.21%Footnote Reference	6.33%	5.06%
MSCI ACWI ex USA IndexFootnote Reference1	11.62%	5.55%	4.68%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The MSCI ACWI ex USA Index is an unmanaged, free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. Index results assume the reinvestment of dividends paid on the stocks constituting the index.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$219,942
Number of Holdings	213
Investment Advisory Fees	$1,634
Portfolio Turnover	38%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.4%
Communication Services	5.0%
Energy	5.6%
Consumer Staples	6.9%
Materials	7.3%
Health Care	10.0%
Consumer Discretionary	10.8%
Information Technology	12.5%
Industrials	13.4%
Financials	20.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Novo Nordisk A/S, Class B	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Novartis AG, Registered Shares	1.7%
Samsung Electronics Co. Ltd.	1.2%
Siemens AG, Registered Shares	1.1%
ASML Holding NV	1.1%
Sumitomo Mitsui Financial Group, Inc.	1.0%
ITOCHU Corp.	1.0%
3i Group PLC	1.0%
Fairfax Financial Holdings Ltd.	1.0%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MAIRX — AR (6/24)

Victory Trivalent International Fund - Core Equity

Class Y

Ticker: MICYX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$76	0.70%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 16.16% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, the MSCI ACWI ex USA Index (the “Index”), which returned 11.62% during the period. International large-cap equities advanced as cooling inflation and lower interest rates across markets raised investor confidence that equity markets will continue to perform well. All six regions were up during the period and ten of the eleven economic sectors posted gains. Technology and energy were the strongest performing sectors, while consumer staples stocks trailed the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance. Excess returns were generated in all six geographic regions and nine of eleven economic sectors. Notable outperformance was generated in financials and consumer staples

• From a style perspective, the Fund’s exposure to value, business momentum and quality factors all contributed to relative outperformance with exposure to value having the biggest impact.

Top detractors from performance:

• Security selection was weakest in communication services and utilities.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Trivalent International Fund - Core Equity Class Y - $15,168	MSCI ACWI ex USA Index (regulatory broad based index) - $14,579
6/14	$10,000	$10,000
6/15	$9,839	$9,474
6/16	$8,837	$8,504
6/17	$10,540	$10,243
6/18	$11,384	$10,988
6/19	$11,232	$11,130
6/20	$10,716	$10,595
6/21	$13,997	$14,380
6/22	$11,332	$11,587
6/23	$13,058	$13,061
6/24	$15,168	$14,579

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	16.16%Footnote Reference	6.19%	4.25%
MSCI ACWI ex USA IndexFootnote Reference1	11.62%	5.55%	3.84%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The MSCI ACWI ex USA Index is an unmanaged, free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. Index results assume the reinvestment of dividends paid on the stocks constituting the index.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$219,942
Number of Holdings	213
Investment Advisory Fees	$1,634
Portfolio Turnover	38%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.4%
Communication Services	5.0%
Energy	5.6%
Consumer Staples	6.9%
Materials	7.3%
Health Care	10.0%
Consumer Discretionary	10.8%
Information Technology	12.5%
Industrials	13.4%
Financials	20.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Novo Nordisk A/S, Class B	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Novartis AG, Registered Shares	1.7%
Samsung Electronics Co. Ltd.	1.2%
Siemens AG, Registered Shares	1.1%
ASML Holding NV	1.1%
Sumitomo Mitsui Financial Group, Inc.	1.0%
ITOCHU Corp.	1.0%
3i Group PLC	1.0%
Fairfax Financial Holdings Ltd.	1.0%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MICYX — AR (6/24)

Victory Trivalent International Small-Cap Fund

Class A

Ticker: MISAX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$141	1.35%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 9.42% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, S&P Developed Ex-U.S. SmallCap Index (the "Index"), which returned 7.59% during the period.

International small-cap equities advanced as cooling inflation data across developed markets raised investor confidence that interest rates may have peaked. All five regions were up during the period and ten of the eleven economic sectors posted gains. Financials and energy were the strongest performing sectors, while utilities stocks lagged the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance. Excess returns were generated in three of five regions and six of eleven sectors. Notable outperformance was generated within industrials and consumer staples.

• From a style perspective, the Fund’s overall exposure to value, business momentum and quality factors all contributed to relative performance with value being the largest contributor.

Top detractors from performance:

• Security selection was weakest in energy and communication services.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Trivalent International Small-Cap Fund Class A @ NAV - $16,049	Victory Trivalent International Small-Cap Fund Class A @ MOP - $15,123	MSCI All Country World Index (regulatory broad based index) - $22,474	S&P Developed Ex-U.S. SmallCap Index - $14,521
6/14	$10,000	$9,423	$10,000	$10,000
6/15	$10,362	$9,764	$10,071	$9,803
6/16	$9,520	$8,970	$9,696	$9,392
6/17	$11,617	$10,947	$11,517	$11,398
6/18	$13,260	$12,495	$12,752	$12,650
6/19	$12,316	$11,605	$13,485	$11,872
6/20	$12,334	$11,622	$13,769	$11,380
6/21	$17,343	$16,342	$19,176	$16,344
6/22	$12,968	$12,220	$16,156	$12,215
6/23	$14,668	$13,822	$18,826	$13,497
6/24	$16,049	$15,123	$22,474	$14,521

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	9.42%	5.44%	4.84%
Class A @ MOP	3.14%	4.20%	4.22%
MSCI All Country World IndexFootnote Reference1	19.37%	10.76%	8.43%
S&P Developed Ex-U.S. SmallCap IndexFootnote Reference2	7.59%	4.11%	3.80%
Footnote	Description
Footnote[1]	The unmanaged MSCI All Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets.
Footnote[2]	The S&P Developed Ex-U.S. SmallCap Index consists of the stocks representing the lowest 15% of float-adjusted market capitalization in each country, other than the United States, represented in the S&P Developed Broad Market Index (BMI). The S&P Developed BMI includes all listed shares of companies from 25 developed countries with float-adjusted market capitalizations of at least US $100 million and annual trading value of at least US $50 million.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$3,461,527
Number of Holdings	229
Investment Advisory Fees	$29,385
Portfolio Turnover	45%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.7%
Energy	4.0%
Consumer Staples	4.5%
Real Estate	7.7%
Health Care	8.2%
Materials	10.5%
Consumer Discretionary	11.0%
Information Technology	11.5%
Financials	11.6%
Industrials	23.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Celestica, Inc.	1.5%
HD Hyundai Electric Co. Ltd.	0.9%
Swissquote Group Holding SA, Registered Shares	0.8%
Bankinter SA	0.8%
Banco BPM SpA	0.8%
Fujikura Ltd.	0.8%
Buzzi SpA	0.8%
Bank of Ireland Group PLC	0.8%
BE Semiconductor Industries NV	0.8%
Fugro NV	0.7%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MISAX — AR (6/24)

Victory Trivalent International Small-Cap Fund

Class C

Ticker: MCISX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$219	2.10%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 8.52% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, S&P Developed Ex-U.S. SmallCap Index (the "Index"), which returned 7.59% during the period.

International small-cap equities advanced as cooling inflation data across developed markets raised investor confidence that interest rates may have peaked. All five regions were up during the period and ten of the eleven economic sectors posted gains. Financials and energy were the strongest performing sectors, while utilities stocks lagged the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance. Excess returns were generated in three of five regions and six of eleven sectors. Notable outperformance was generated within industrials and consumer staples.

• From a style perspective, the Fund’s overall exposure to value, business momentum and quality factors all contributed to relative performance with value being the largest contributor.

Top detractors from performance:

• Security selection was weakest in energy and communication services.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Trivalent International Small-Cap Fund Class C @ NAV - $15,112	Victory Trivalent International Small-Cap Fund Class C @ CDSC - $15,112	MSCI All Country World Index (regulatory broad based index) - $22,474	S&P Developed Ex-U.S. SmallCap Index - $14,521
6/14	$10,000	$10,000	$10,000	$10,000
6/15	$10,297	$10,297	$10,071	$9,803
6/16	$9,383	$9,383	$9,696	$9,392
6/17	$11,367	$11,367	$11,517	$11,398
6/18	$12,876	$12,876	$12,752	$12,650
6/19	$11,875	$11,875	$13,485	$11,872
6/20	$11,798	$11,798	$13,769	$11,380
6/21	$16,466	$16,466	$19,176	$16,344
6/22	$12,211	$12,211	$16,156	$12,215
6/23	$13,812	$13,812	$18,826	$13,497
6/24	$15,112	$15,112	$22,474	$14,521

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	8.52%	4.63%	4.22%
Class C @ CDSC	7.52%	4.63%	4.22%
MSCI All Country World IndexFootnote Reference1	19.37%	10.76%	8.43%
S&P Developed Ex-U.S. SmallCap IndexFootnote Reference2	7.59%	4.11%	3.80%
Footnote	Description
Footnote[1]	The unmanaged MSCI All Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets.
Footnote[2]	The S&P Developed Ex-U.S. SmallCap Index consists of the stocks representing the lowest 15% of float-adjusted market capitalization in each country, other than the United States, represented in the S&P Developed Broad Market Index (BMI). The S&P Developed BMI includes all listed shares of companies from 25 developed countries with float-adjusted market capitalizations of at least US $100 million and annual trading value of at least US $50 million.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$3,461,527
Number of Holdings	229
Investment Advisory Fees	$29,385
Portfolio Turnover	45%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.7%
Energy	4.0%
Consumer Staples	4.5%
Real Estate	7.7%
Health Care	8.2%
Materials	10.5%
Consumer Discretionary	11.0%
Information Technology	11.5%
Financials	11.6%
Industrials	23.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Celestica, Inc.	1.5%
HD Hyundai Electric Co. Ltd.	0.9%
Swissquote Group Holding SA, Registered Shares	0.8%
Bankinter SA	0.8%
Banco BPM SpA	0.8%
Fujikura Ltd.	0.8%
Buzzi SpA	0.8%
Bank of Ireland Group PLC	0.8%
BE Semiconductor Industries NV	0.8%
Fugro NV	0.7%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MCISX — AR (6/24)

Victory Trivalent International Small-Cap Fund

Class I

Ticker: MISIX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$100	0.95%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 9.80% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, S&P Developed Ex-U.S. SmallCap Index (the "Index"), which returned 7.59% during the period.

International small-cap equities advanced as cooling inflation data across developed markets raised investor confidence that interest rates may have peaked. All five regions were up during the period and ten of the eleven economic sectors posted gains. Financials and energy were the strongest performing sectors, while utilities stocks lagged the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance. Excess returns were generated in three of five regions and six of eleven sectors. Notable outperformance was generated within industrials and consumer staples.

• From a style perspective, the Fund’s overall exposure to value, business momentum and quality factors all contributed to relative performance with value being the largest contributor.

Top detractors from performance:

• Security selection was weakest in energy and communication services.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Trivalent International Small-Cap Fund Class I - $16,714	MSCI All Country World Index (regulatory broad based index) - $22,474	S&P Developed Ex-U.S. SmallCap Index - $14,521
6/14	$10,000	$10,000	$10,000
6/15	$10,412	$10,071	$9,803
6/16	$9,606	$9,696	$9,392
6/17	$11,763	$11,517	$11,398
6/18	$13,481	$12,752	$12,650
6/19	$12,579	$13,485	$11,872
6/20	$12,647	$13,769	$11,380
6/21	$17,852	$19,176	$16,344
6/22	$13,397	$16,156	$12,215
6/23	$15,222	$18,826	$13,497
6/24	$16,714	$22,474	$14,521

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class I	9.80%	5.85%	5.27%
MSCI All Country World IndexFootnote Reference1	19.37%	10.76%	8.43%
S&P Developed Ex-U.S. SmallCap IndexFootnote Reference2	7.59%	4.11%	3.80%
Footnote	Description
Footnote[1]	The unmanaged MSCI All Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets.
Footnote[2]	The S&P Developed Ex-U.S. SmallCap Index consists of the stocks representing the lowest 15% of float-adjusted market capitalization in each country, other than the United States, represented in the S&P Developed Broad Market Index (BMI). The S&P Developed BMI includes all listed shares of companies from 25 developed countries with float-adjusted market capitalizations of at least US $100 million and annual trading value of at least US $50 million.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$3,461,527
Number of Holdings	229
Investment Advisory Fees	$29,385
Portfolio Turnover	45%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.7%
Energy	4.0%
Consumer Staples	4.5%
Real Estate	7.7%
Health Care	8.2%
Materials	10.5%
Consumer Discretionary	11.0%
Information Technology	11.5%
Financials	11.6%
Industrials	23.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Celestica, Inc.	1.5%
HD Hyundai Electric Co. Ltd.	0.9%
Swissquote Group Holding SA, Registered Shares	0.8%
Bankinter SA	0.8%
Banco BPM SpA	0.8%
Fujikura Ltd.	0.8%
Buzzi SpA	0.8%
Bank of Ireland Group PLC	0.8%
BE Semiconductor Industries NV	0.8%
Fugro NV	0.7%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MISIX — AR (6/24)

Victory Trivalent International Small-Cap Fund

Class R6

Ticker: MSSIX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$108	1.03%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 9.76% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, S&P Developed Ex-U.S. SmallCap Index (the "Index"), which returned 7.59% during the period.

International small-cap equities advanced as cooling inflation data across developed markets raised investor confidence that interest rates may have peaked. All five regions were up during the period and ten of the eleven economic sectors posted gains. Financials and energy were the strongest performing sectors, while utilities stocks lagged the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance. Excess returns were generated in three of five regions and six of eleven sectors. Notable outperformance was generated within industrials and consumer staples.

• From a style perspective, the Fund’s overall exposure to value, business momentum and quality factors all contributed to relative performance with value being the largest contributor.

Top detractors from performance:

• Security selection was weakest in energy and communication services.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Trivalent International Small-Cap Fund Class R6 - $16,526	MSCI All Country World Index (regulatory broad based index) - $22,474	S&P Developed Ex-U.S. SmallCap Index - $14,521
6/14	$10,000	$10,000	$10,000
6/15	$10,401	$10,071	$9,803
6/16	$9,580	$9,696	$9,392
6/17	$11,714	$11,517	$11,398
6/18	$13,411	$12,752	$12,650
6/19	$12,491	$13,485	$11,872
6/20	$12,536	$13,769	$11,380
6/21	$17,693	$19,176	$16,344
6/22	$13,260	$16,156	$12,215
6/23	$15,056	$18,826	$13,497
6/24	$16,526	$22,474	$14,521

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class R6	9.76%	5.76%	5.15%
MSCI All Country World IndexFootnote Reference1	19.37%	10.76%	8.43%
S&P Developed Ex-U.S. SmallCap IndexFootnote Reference2	7.59%	4.11%	3.80%
Footnote	Description
Footnote[1]	The unmanaged MSCI All Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets.
Footnote[2]	The S&P Developed Ex-U.S. SmallCap Index consists of the stocks representing the lowest 15% of float-adjusted market capitalization in each country, other than the United States, represented in the S&P Developed Broad Market Index (BMI). The S&P Developed BMI includes all listed shares of companies from 25 developed countries with float-adjusted market capitalizations of at least US $100 million and annual trading value of at least US $50 million.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$3,461,527
Number of Holdings	229
Investment Advisory Fees	$29,385
Portfolio Turnover	45%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.7%
Energy	4.0%
Consumer Staples	4.5%
Real Estate	7.7%
Health Care	8.2%
Materials	10.5%
Consumer Discretionary	11.0%
Information Technology	11.5%
Financials	11.6%
Industrials	23.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Celestica, Inc.	1.5%
HD Hyundai Electric Co. Ltd.	0.9%
Swissquote Group Holding SA, Registered Shares	0.8%
Bankinter SA	0.8%
Banco BPM SpA	0.8%
Fujikura Ltd.	0.8%
Buzzi SpA	0.8%
Bank of Ireland Group PLC	0.8%
BE Semiconductor Industries NV	0.8%
Fugro NV	0.7%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MSSIX — AR (6/24)

Victory Trivalent International Small-Cap Fund

Class Y

Ticker: MYSIX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$115	1.10%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 9.64% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, S&P Developed Ex-U.S. SmallCap Index (the "Index"), which returned 7.59% during the period.

International small-cap equities advanced as cooling inflation data across developed markets raised investor confidence that interest rates may have peaked. All five regions were up during the period and ten of the eleven economic sectors posted gains. Financials and energy were the strongest performing sectors, while utilities stocks lagged the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance. Excess returns were generated in three of five regions and six of eleven sectors. Notable outperformance was generated within industrials and consumer staples.

• From a style perspective, the Fund’s overall exposure to value, business momentum and quality factors all contributed to relative performance with value being the largest contributor.

Top detractors from performance:

• Security selection was weakest in energy and communication services.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Trivalent International Small-Cap Fund Class Y - $16,452	MSCI All Country World Index (regulatory broad based index) - $22,474	S&P Developed Ex-U.S. SmallCap Index - $14,521
6/14	$10,000	$10,000	$10,000
6/15	$10,390	$10,071	$9,803
6/16	$9,571	$9,696	$9,392
6/17	$11,703	$11,517	$11,398
6/18	$13,394	$12,752	$12,650
6/19	$12,473	$13,485	$11,872
6/20	$12,524	$13,769	$11,380
6/21	$17,654	$19,176	$16,344
6/22	$13,229	$16,156	$12,215
6/23	$15,006	$18,826	$13,497
6/24	$16,452	$22,474	$14,521

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	9.64%	5.69%	5.10%
MSCI All Country World IndexFootnote Reference1	19.37%	10.76%	8.43%
S&P Developed Ex-U.S. SmallCap IndexFootnote Reference2	7.59%	4.11%	3.80%
Footnote	Description
Footnote[1]	The unmanaged MSCI All Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets.
Footnote[2]	The S&P Developed Ex-U.S. SmallCap Index consists of the stocks representing the lowest 15% of float-adjusted market capitalization in each country, other than the United States, represented in the S&P Developed Broad Market Index (BMI). The S&P Developed BMI includes all listed shares of companies from 25 developed countries with float-adjusted market capitalizations of at least US $100 million and annual trading value of at least US $50 million.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$3,461,527
Number of Holdings	229
Investment Advisory Fees	$29,385
Portfolio Turnover	45%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.7%
Energy	4.0%
Consumer Staples	4.5%
Real Estate	7.7%
Health Care	8.2%
Materials	10.5%
Consumer Discretionary	11.0%
Information Technology	11.5%
Financials	11.6%
Industrials	23.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Celestica, Inc.	1.5%
HD Hyundai Electric Co. Ltd.	0.9%
Swissquote Group Holding SA, Registered Shares	0.8%
Bankinter SA	0.8%
Banco BPM SpA	0.8%
Fujikura Ltd.	0.8%
Buzzi SpA	0.8%
Bank of Ireland Group PLC	0.8%
BE Semiconductor Industries NV	0.8%
Fugro NV	0.7%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MYSIX — AR (6/24)

Victory Total Return Bond Fund

Class A

Ticker: MUCAX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Total Return Bond Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$86	0.85%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 2.25% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 2.63% during the period.

• The Fund’s performance was driven primarily by security selection, offset somewhat by changes in yields across the maturity spectrum throughout the reporting period.

• Relative to the Index, the Fund's best performing corporate sectors were banking, real estate investment trusts, energy, and insurance.

• Airlines and cable & satellite were sectors that detracted from relative performance.

• Treasury futures positions, which have been eliminated from the portfolio, also detracted from relative performance.

The Fund has been positioned the portfolio to be more defensive. This includes a higher allocation to Treasuries and highly rated asset-backed securities and a reduced allocation to corporate bonds. The Fund's allocation to agency mortgage-backed securities has been reduced to meet liquidity needs of the portfolio.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Total Return Bond Fund Class A @ NAV - $10,843	Victory Total Return Bond Fund Class A @ MOP - $10,601	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430
6/14	$10,000	$9,777	$10,000
6/15	$9,994	$9,771	$10,186
6/16	$10,328	$10,097	$10,797
6/17	$10,428	$10,195	$10,763
6/18	$10,377	$10,146	$10,720
6/19	$10,976	$10,731	$11,564
6/20	$11,808	$11,544	$12,575
6/21	$12,005	$11,737	$12,533
6/22	$10,747	$10,507	$11,243
6/23	$10,604	$10,368	$11,137
6/24	$10,843	$10,601	$11,430

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	2.25%	- 0.24%	0.81%
Class A @ MOP	- 0.05%	- 0.70%	0.59%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$50,445
Number of Holdings	243
Investment Advisory Fees	$250
Portfolio Turnover	142%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	37.6%
Corporate Bonds	25.8%
U.S. Government Agency Mortgages	12.5%
Asset-Backed Securities	8.5%
Collateralized Mortgage Obligations	8.3%
Yankee Dollars	6.2%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Additional Shareholder Information below to obtain a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MUCAX — AR (6/24)

Victory Total Return Bond Fund

Class C

Ticker: MUCCX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Total Return Bond Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$161	1.60%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 1.58% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 2.63% during the period.

• The Fund’s performance was driven primarily by security selection, offset somewhat by changes in yields across the maturity spectrum throughout the reporting period.

• Relative to the Index, the Fund's best performing corporate sectors were banking, real estate investment trusts, energy, and insurance.

• Airlines and cable & satellite were sectors that detracted from relative performance.

• Treasury futures positions, which have been eliminated from the portfolio, also detracted from relative performance.

The Fund has been positioned the portfolio to be more defensive. This includes a higher allocation to Treasuries and highly rated asset-backed securities and a reduced allocation to corporate bonds. The Fund's allocation to agency mortgage-backed securities has been reduced to meet liquidity needs of the portfolio.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Total Return Bond Fund Class C @ NAV - $10,202	Victory Total Return Bond Fund Class C @ CDSC - $10,202	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430
6/14	$10,000	$10,000	$10,000
6/15	$9,913	$9,913	$10,186
6/16	$10,167	$10,167	$10,797
6/17	$10,180	$10,180	$10,763
6/18	$10,065	$10,065	$10,720
6/19	$10,573	$10,573	$11,564
6/20	$11,288	$11,288	$12,575
6/21	$11,391	$11,391	$12,533
6/22	$10,112	$10,112	$11,243
6/23	$9,977	$9,977	$11,137
6/24	$10,202	$10,202	$11,430

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	1.58%	- 0.98%	0.20%
Class C @ CDSC	0.59%	- 0.98%	0.20%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$50,445
Number of Holdings	243
Investment Advisory Fees	$250
Portfolio Turnover	142%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	37.6%
Corporate Bonds	25.8%
U.S. Government Agency Mortgages	12.5%
Asset-Backed Securities	8.5%
Collateralized Mortgage Obligations	8.3%
Yankee Dollars	6.2%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Additional Shareholder Information below to obtain a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MUCCX — AR (6/24)

Victory Total Return Bond Fund

Class R6

Ticker: MUCRX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Total Return Bond Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$59	0.58%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 2.64% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 2.63% during the period.

• The Fund’s performance was driven primarily by security selection, offset somewhat by changes in yields across the maturity spectrum throughout the reporting period.

• Relative to the Index, the Fund's best performing corporate sectors were banking, real estate investment trusts, energy, and insurance.

• Airlines and cable & satellite were sectors that detracted from relative performance.

• Treasury futures positions, which have been eliminated from the portfolio, also detracted from relative performance.

The Fund has been positioned the portfolio to be more defensive. This includes a higher allocation to Treasuries and highly rated asset-backed securities and a reduced allocation to corporate bonds. The Fund's allocation to agency mortgage-backed securities has been reduced to meet liquidity needs of the portfolio.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Total Return Bond Fund Class R6 - $11,000	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,140
3/15Footnote Reference*	$10,000	$10,000
6/15	$9,884	$9,927
6/16	$10,240	$10,523
6/17	$10,362	$10,490
6/18	$10,349	$10,448
6/19	$10,976	$11,270
6/20	$11,847	$12,255
6/21	$12,076	$12,214
6/22	$10,832	$10,957
6/23	$10,717	$10,854
6/24	$11,000	$11,140
Footnote	Description
Footnote*	Inception date for the Victory Total Return Bond Fund, Class R6 is 3/3/2015.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Class R6	2.64%	0.04%	1.03%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.16%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$50,445
Number of Holdings	243
Investment Advisory Fees	$250
Portfolio Turnover	142%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	37.6%
Corporate Bonds	25.8%
U.S. Government Agency Mortgages	12.5%
Asset-Backed Securities	8.5%
Collateralized Mortgage Obligations	8.3%
Yankee Dollars	6.2%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Additional Shareholder Information below to obtain a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MUCRX — AR (6/24)

Victory Total Return Bond Fund

Class Y

Ticker: MUCYX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Total Return Bond Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$61	0.60%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 2.62% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 2.63% during the period.

• The Fund’s performance was driven primarily by security selection, offset somewhat by changes in yields across the maturity spectrum throughout the reporting period.

• Relative to the Index, the Fund's best performing corporate sectors were banking, real estate investment trusts, energy, and insurance.

• Airlines and cable & satellite were sectors that detracted from relative performance.

• Treasury futures positions, which have been eliminated from the portfolio, also detracted from relative performance.

The Fund has been positioned the portfolio to be more defensive. This includes a higher allocation to Treasuries and highly rated asset-backed securities and a reduced allocation to corporate bonds. The Fund's allocation to agency mortgage-backed securities has been reduced to meet liquidity needs of the portfolio.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Total Return Bond Fund Class Y - $11,127	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430
6/14	$10,000	$10,000
6/15	$10,018	$10,186
6/16	$10,377	$10,797
6/17	$10,499	$10,763
6/18	$10,485	$10,720
6/19	$11,113	$11,564
6/20	$11,994	$12,575
6/21	$12,223	$12,533
6/22	$10,962	$11,243
6/23	$10,844	$11,137
6/24	$11,127	$11,430

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	2.62%	0.03%	1.07%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$50,445
Number of Holdings	243
Investment Advisory Fees	$250
Portfolio Turnover	142%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	37.6%
Corporate Bonds	25.8%
U.S. Government Agency Mortgages	12.5%
Asset-Backed Securities	8.5%
Collateralized Mortgage Obligations	8.3%
Yankee Dollars	6.2%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Additional Shareholder Information below to obtain a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

MUCYX — AR (6/24)

Victory Diversified Stock Fund

Class A

Ticker: SRVEX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$120	1.07%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.66% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500®  Index, which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc.

• Stocks that contributed negatively to the Fund’s relative performance were NVIDIA Corp. (“NVIDIA”) and Livent Corp. (“Livent”). The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom. Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Diversified Stock Fund Class A @ NAV - $27,292	Victory Diversified Stock Fund Class A @ MOP - $25,722	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$9,425	$10,000
6/15	$10,313	$9,719	$10,742
6/16	$10,156	$9,572	$11,171
6/17	$11,360	$10,707	$13,170
6/18	$12,957	$12,212	$15,064
6/19	$13,527	$12,749	$16,633
6/20	$14,027	$13,220	$17,881
6/21	$19,761	$18,624	$25,175
6/22	$18,095	$17,053	$22,503
6/23	$22,071	$20,801	$26,912
6/24	$27,292	$25,722	$33,521

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	23.66%Footnote Reference	15.07%Footnote Reference	10.56%
Class A @ MOP	16.54%	13.72%	9.91%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$318,201
Number of Holdings	79
Investment Advisory Fees	$1,889
Portfolio Turnover	81%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.4%
Real Estate	1.4%
Consumer Staples	2.3%
Energy	4.2%
Industrials	6.7%
Consumer Discretionary	9.3%
Communication Services	9.8%
Financials	14.0%
Health Care	15.7%
Information Technology	32.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	7.3%
NVIDIA Corp.	6.6%
Apple, Inc.	5.9%
Alphabet, Inc., Class C	5.0%
Amazon.com, Inc.	4.8%
Eli Lilly & Co.	2.8%
Meta Platforms, Inc., Class A	2.6%
SPDR S&P 500 ETF Trust	2.5%
Broadcom, Inc.	1.6%
Visa, Inc., Class A	1.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

SRVEX — AR (6/24)

Victory Diversified Stock Fund

Class C

Ticker: VDSCX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$225	2.02%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 22.45% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500®  Index, which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc.

• Stocks that contributed negatively to the Fund’s relative performance were NVIDIA Corp. (“NVIDIA”) and Livent Corp. (“Livent”). The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom. Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Diversified Stock Fund Class C @ NAV - $25,437	Victory Diversified Stock Fund Class C @ CDSC - $25,437	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$10,000	$10,000
6/15	$10,232	$10,232	$10,742
6/16	$9,995	$9,995	$11,171
6/17	$11,082	$11,082	$13,170
6/18	$12,535	$12,535	$15,064
6/19	$12,972	$12,972	$16,633
6/20	$13,325	$13,325	$17,881
6/21	$18,592	$18,592	$25,175
6/22	$16,865	$16,865	$22,503
6/23	$20,571	$20,571	$26,912
6/24	$25,437	$25,437	$33,521

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	22.45%Footnote Reference	13.98%	9.79%
Class C @ CDSC	21.45%	13.98%	9.79%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$318,201
Number of Holdings	79
Investment Advisory Fees	$1,889
Portfolio Turnover	81%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.4%
Real Estate	1.4%
Consumer Staples	2.3%
Energy	4.2%
Industrials	6.7%
Consumer Discretionary	9.3%
Communication Services	9.8%
Financials	14.0%
Health Care	15.7%
Information Technology	32.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	7.3%
NVIDIA Corp.	6.6%
Apple, Inc.	5.9%
Alphabet, Inc., Class C	5.0%
Amazon.com, Inc.	4.8%
Eli Lilly & Co.	2.8%
Meta Platforms, Inc., Class A	2.6%
SPDR S&P 500 ETF Trust	2.5%
Broadcom, Inc.	1.6%
Visa, Inc., Class A	1.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VDSCX — AR (6/24)

Victory Diversified Stock Fund

Class I

Ticker: VDSIX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$93	0.83%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.90% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500®  Index, which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc.

• Stocks that contributed negatively to the Fund’s relative performance were NVIDIA Corp. (“NVIDIA”) and Livent Corp. (“Livent”). The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom. Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Diversified Stock Fund Class I - $27,988	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$10,000
6/15	$10,342	$10,742
6/16	$10,214	$11,171
6/17	$11,450	$13,170
6/18	$13,093	$15,064
6/19	$13,705	$16,633
6/20	$14,248	$17,881
6/21	$20,121	$25,175
6/22	$18,472	$22,503
6/23	$22,589	$26,912
6/24	$27,988	$33,521

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class I	23.90%Footnote Reference	15.35%Footnote Reference	10.84%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$318,201
Number of Holdings	79
Investment Advisory Fees	$1,889
Portfolio Turnover	81%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.4%
Real Estate	1.4%
Consumer Staples	2.3%
Energy	4.2%
Industrials	6.7%
Consumer Discretionary	9.3%
Communication Services	9.8%
Financials	14.0%
Health Care	15.7%
Information Technology	32.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	7.3%
NVIDIA Corp.	6.6%
Apple, Inc.	5.9%
Alphabet, Inc., Class C	5.0%
Amazon.com, Inc.	4.8%
Eli Lilly & Co.	2.8%
Meta Platforms, Inc., Class A	2.6%
SPDR S&P 500 ETF Trust	2.5%
Broadcom, Inc.	1.6%
Visa, Inc., Class A	1.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VDSIX — AR (6/24)

Victory Diversified Stock Fund

Class R

Ticker: GRINX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$152	1.36%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.25% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500®  Index, which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc.

• Stocks that contributed negatively to the Fund’s relative performance were NVIDIA Corp. (“NVIDIA”) and Livent Corp. (“Livent”). The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom. Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Diversified Stock Fund Class R - $26,520	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$10,000
6/15	$10,284	$10,742
6/16	$10,097	$11,171
6/17	$11,261	$13,170
6/18	$12,807	$15,064
6/19	$13,338	$16,633
6/20	$13,789	$17,881
6/21	$19,367	$25,175
6/22	$17,686	$22,503
6/23	$21,518	$26,912
6/24	$26,520	$33,521

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class R	23.25%Footnote Reference	14.74%	10.24%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$318,201
Number of Holdings	79
Investment Advisory Fees	$1,889
Portfolio Turnover	81%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.4%
Real Estate	1.4%
Consumer Staples	2.3%
Energy	4.2%
Industrials	6.7%
Consumer Discretionary	9.3%
Communication Services	9.8%
Financials	14.0%
Health Care	15.7%
Information Technology	32.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	7.3%
NVIDIA Corp.	6.6%
Apple, Inc.	5.9%
Alphabet, Inc., Class C	5.0%
Amazon.com, Inc.	4.8%
Eli Lilly & Co.	2.8%
Meta Platforms, Inc., Class A	2.6%
SPDR S&P 500 ETF Trust	2.5%
Broadcom, Inc.	1.6%
Visa, Inc., Class A	1.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

GRINX — AR (6/24)

Victory Diversified Stock Fund

Class R6

Ticker: VDSRX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$87	0.78%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.93% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500®  Index, which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc.

• Stocks that contributed negatively to the Fund’s relative performance were NVIDIA Corp. (“NVIDIA”) and Livent Corp. (“Livent”). The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom. Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Diversified Stock Fund Class R6 - $28,112	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$10,000
6/15	$10,345	$10,742
6/16	$10,220	$11,171
6/17	$11,461	$13,170
6/18	$13,114	$15,064
6/19	$13,733	$16,633
6/20	$14,284	$17,881
6/21	$20,182	$25,175
6/22	$18,535	$22,503
6/23	$22,684	$26,912
6/24	$28,112	$33,521

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class R6	23.93%Footnote Reference	15.41%Footnote Reference	10.89%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$318,201
Number of Holdings	79
Investment Advisory Fees	$1,889
Portfolio Turnover	81%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.4%
Real Estate	1.4%
Consumer Staples	2.3%
Energy	4.2%
Industrials	6.7%
Consumer Discretionary	9.3%
Communication Services	9.8%
Financials	14.0%
Health Care	15.7%
Information Technology	32.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	7.3%
NVIDIA Corp.	6.6%
Apple, Inc.	5.9%
Alphabet, Inc., Class C	5.0%
Amazon.com, Inc.	4.8%
Eli Lilly & Co.	2.8%
Meta Platforms, Inc., Class A	2.6%
SPDR S&P 500 ETF Trust	2.5%
Broadcom, Inc.	1.6%
Visa, Inc., Class A	1.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VDSRX — AR (6/24)

Victory Diversified Stock Fund

Class Y

Ticker: VDSYX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$96	0.86%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.83% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500®  Index, which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc.

• Stocks that contributed negatively to the Fund’s relative performance were NVIDIA Corp. (“NVIDIA”) and Livent Corp. (“Livent”). The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom. Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Diversified Stock Fund Class Y - $27,878	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$10,000
6/15	$10,341	$10,742
6/16	$10,203	$11,171
6/17	$11,437	$13,170
6/18	$13,065	$15,064
6/19	$13,670	$16,633
6/20	$14,208	$17,881
6/21	$20,059	$25,175
6/22	$18,415	$22,503
6/23	$22,514	$26,912
6/24	$27,878	$33,521

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	23.83%Footnote Reference	15.32%Footnote Reference	10.80%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$318,201
Number of Holdings	79
Investment Advisory Fees	$1,889
Portfolio Turnover	81%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.4%
Real Estate	1.4%
Consumer Staples	2.3%
Energy	4.2%
Industrials	6.7%
Consumer Discretionary	9.3%
Communication Services	9.8%
Financials	14.0%
Health Care	15.7%
Information Technology	32.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	7.3%
NVIDIA Corp.	6.6%
Apple, Inc.	5.9%
Alphabet, Inc., Class C	5.0%
Amazon.com, Inc.	4.8%
Eli Lilly & Co.	2.8%
Meta Platforms, Inc., Class A	2.6%
SPDR S&P 500 ETF Trust	2.5%
Broadcom, Inc.	1.6%
Visa, Inc., Class A	1.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VDSYX — AR (6/24)

Victory Special Value Fund

Class A

Ticker: SSVSX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Special Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$145	1.30%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.40% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500® Index, which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc

• Stocks that contributed negatively to the Fund’s relative performance were NVIDIA Corp. (“NVIDIA”) and Livent Corp. (“Livent”). The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom. Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Special Value Fund Class A @ NAV - $25,718	Victory Special Value Fund Class A @ MOP - $24,240	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$9,426	$10,000
6/15	$9,991	$9,417	$10,742
6/16	$9,849	$9,284	$11,171
6/17	$10,922	$10,295	$13,170
6/18	$12,423	$11,709	$15,064
6/19	$12,879	$12,139	$16,633
6/20	$13,299	$12,535	$17,881
6/21	$18,685	$17,612	$25,175
6/22	$17,142	$16,158	$22,503
6/23	$20,840	$19,643	$26,912
6/24	$25,718	$24,240	$33,521

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	23.40%Footnote Reference	14.83%	9.91%
Class A @ MOP	16.29%	13.48%	9.26%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$42,319
Number of Holdings	80
Investment Advisory Fees	$310
Portfolio Turnover	85%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.4%
Real Estate	1.4%
Consumer Staples	2.2%
Energy	4.3%
Industrials	6.7%
Consumer Discretionary	9.5%
Communication Services	9.9%
Financials	14.1%
Health Care	15.8%
Information Technology	32.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	7.4%
NVIDIA Corp.	6.7%
Alphabet, Inc., Class C	5.1%
Apple, Inc.	5.0%
Amazon.com, Inc.	5.0%
Eli Lilly & Co.	2.7%
Meta Platforms, Inc., Class A	2.6%
SPDR S&P 500 ETF Trust	1.8%
Broadcom, Inc.	1.6%
Visa, Inc., Class A	1.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

SSVSX — AR (6/24)

Victory Special Value Fund

Class C

Ticker: VSVCX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Special Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$234	2.10%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 22.43% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500® Index, which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc

• Stocks that contributed negatively to the Fund’s relative performance were NVIDIA Corp. (“NVIDIA”) and Livent Corp. (“Livent”). The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom. Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Special Value Fund Class C @ NAV - $23,942	Victory Special Value Fund Class C @ CDSC - $23,942	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$10,000	$10,000
6/15	$9,901	$9,901	$10,742
6/16	$9,672	$9,672	$11,171
6/17	$10,633	$10,633	$13,170
6/18	$11,976	$11,976	$15,064
6/19	$12,307	$12,307	$16,633
6/20	$12,595	$12,595	$17,881
6/21	$17,546	$17,546	$25,175
6/22	$15,959	$15,959	$22,503
6/23	$19,401	$19,401	$26,912
6/24	$23,942	$23,942	$33,521

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	22.43%Footnote Reference	13.86%	9.12%
Class C @ CDSC	21.43%	13.86%	9.12%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$42,319
Number of Holdings	80
Investment Advisory Fees	$310
Portfolio Turnover	85%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.4%
Real Estate	1.4%
Consumer Staples	2.2%
Energy	4.3%
Industrials	6.7%
Consumer Discretionary	9.5%
Communication Services	9.9%
Financials	14.1%
Health Care	15.8%
Information Technology	32.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	7.4%
NVIDIA Corp.	6.7%
Alphabet, Inc., Class C	5.1%
Apple, Inc.	5.0%
Amazon.com, Inc.	5.0%
Eli Lilly & Co.	2.7%
Meta Platforms, Inc., Class A	2.6%
SPDR S&P 500 ETF Trust	1.8%
Broadcom, Inc.	1.6%
Visa, Inc., Class A	1.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VSVCX — AR (6/24)

Victory Special Value Fund

Class I

Ticker: VSPIX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Special Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$117	1.05%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.73% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500® Index, which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc

• Stocks that contributed negatively to the Fund’s relative performance were NVIDIA Corp. (“NVIDIA”) and Livent Corp. (“Livent”). The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom. Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Special Value Fund Class I - $26,171	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$10,000
6/15	$10,018	$10,742
6/16	$9,890	$11,171
6/17	$10,980	$13,170
6/18	$12,492	$15,064
6/19	$12,975	$16,633
6/20	$13,421	$17,881
6/21	$18,890	$25,175
6/22	$17,360	$22,503
6/23	$21,152	$26,912
6/24	$26,171	$33,521

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class I	23.73%Footnote Reference	15.07%Footnote Reference	10.10%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$42,319
Number of Holdings	80
Investment Advisory Fees	$310
Portfolio Turnover	85%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.4%
Real Estate	1.4%
Consumer Staples	2.2%
Energy	4.3%
Industrials	6.7%
Consumer Discretionary	9.5%
Communication Services	9.9%
Financials	14.1%
Health Care	15.8%
Information Technology	32.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	7.4%
NVIDIA Corp.	6.7%
Alphabet, Inc., Class C	5.1%
Apple, Inc.	5.0%
Amazon.com, Inc.	5.0%
Eli Lilly & Co.	2.7%
Meta Platforms, Inc., Class A	2.6%
SPDR S&P 500 ETF Trust	1.8%
Broadcom, Inc.	1.6%
Visa, Inc., Class A	1.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VSPIX — AR (6/24)

Victory Special Value Fund

Class R

Ticker: VSVGX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Special Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$178	1.60%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.02% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500® Index, which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc

• Stocks that contributed negatively to the Fund’s relative performance were NVIDIA Corp. (“NVIDIA”) and Livent Corp. (“Livent”). The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom. Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Special Value Fund Class R - $24,952	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$10,000
6/15	$9,962	$10,742
6/16	$9,794	$11,171
6/17	$10,833	$13,170
6/18	$12,282	$15,064
6/19	$12,700	$16,633
6/20	$13,070	$17,881
6/21	$18,310	$25,175
6/22	$16,737	$22,503
6/23	$20,284	$26,912
6/24	$24,952	$33,521

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class R	23.02%Footnote Reference	14.46%	9.57%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$42,319
Number of Holdings	80
Investment Advisory Fees	$310
Portfolio Turnover	85%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.4%
Real Estate	1.4%
Consumer Staples	2.2%
Energy	4.3%
Industrials	6.7%
Consumer Discretionary	9.5%
Communication Services	9.9%
Financials	14.1%
Health Care	15.8%
Information Technology	32.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	7.4%
NVIDIA Corp.	6.7%
Alphabet, Inc., Class C	5.1%
Apple, Inc.	5.0%
Amazon.com, Inc.	5.0%
Eli Lilly & Co.	2.7%
Meta Platforms, Inc., Class A	2.6%
SPDR S&P 500 ETF Trust	1.8%
Broadcom, Inc.	1.6%
Visa, Inc., Class A	1.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VSVGX — AR (6/24)

Victory THB US Small Opportunities Fund

Class A

Ticker: THBVX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory THB US Small Opportunities Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$172	1.70%

How did the Fund perform last year? What affected the Fund’s performance?

An investment strategy change effective May 1, 2024, resulted in a benchmark change from the Russell Microcap® Index to the Russell 2000® Index. The Russell 2000® Index better reflects the Fund’s investable universe after the change to investment strategy. As a result, performance will be discussed for two subperiods: from June 30, 2023, to April 30, 2024 and from May 1, 2024, to June 30, 2024. For the ten-month period June 30, 2023 - April 30, 2024, the Fund returned -1.14% (at net asset value), underperforming the Russell Microcap® Index , which returned 3.17% during the period. For the two-month period May 1, 2024 – June 30, 2024, the Fund returned 4.15% (at net asset value), and was in line with the Russell 2000® Index, which returned 4.05% during the period..

The Fund’s relatively lower exposure to risk factors such as volatility was the primary reason for the underperformance.

For the ten-month period June 30, 2023 - April 30, 2024

• The Fund’s underallocation in financials was one of the main negative contributors to relative performance.

• The financials sector had the highest contribution to the Russell Microcap® Index’s return during the period.

• Stock selection in consumer discretionary and  health care also contributed to the negative relative Fund performance during the period.

• Stock selection in materials and information technology, as well as overallocation to energy were positive contributors to relative Fund performance during the period.

For the two-month period May 1, 2024 – June 30, 2024

• The top performing sectors in the Russell 2000® Index were consumer staples, information technology, and communication services. The Fund’s main positive contributors to return were stock selection in health care,  information technology, and energy.

• The worse performing sectors in the Russell 2000® Index were materials, energy, and utilities. The main detractors to the Fund’s performance were stock selection in financials, consumer discretionary, and industrials.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory THB US Small Opportunities Fund Class A @ NAV - $17,990	Victory THB US Small Opportunities Fund Class A @ MOP - $16,952	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2000® Index - $19,677	Russell Microcap® Index - $17,137
6/14	$10,000	$9,423	$10,000	$10,000	$10,000
6/15	$9,575	$9,023	$10,729	$10,649	$10,821
6/16	$8,938	$8,423	$10,959	$9,932	$9,517
6/17	$12,066	$11,370	$12,987	$12,375	$12,144
6/18	$14,256	$13,434	$14,907	$14,549	$14,598
6/19	$13,024	$12,273	$16,246	$14,067	$13,082
6/20	$11,476	$10,814	$17,306	$13,135	$12,458
6/21	$21,329	$20,099	$24,950	$21,283	$21,897
6/22	$15,437	$14,547	$21,490	$15,920	$15,167
6/23	$17,523	$16,512	$25,563	$17,879	$16,174
6/24	$17,990	$16,952	$31,475	$19,677	$17,137

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAVFootnote Reference	2.66%	6.67%	6.05%
Class A @ MOP	- 3.22%	5.41%	5.42%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2000® IndexFootnote Reference2	10.06%	6.94%	7.00%
Russell Microcap® IndexFootnote Reference3	5.96%	5.55%	5.53%
Footnote	Description
Footnote	The performance figures for Class A reflect the historical performance of the Investor Class of the THB Asset Management Microcap Fund (the “Predecessor Fund”), a series of Advisors’ Inner Circle Fund. The Fund’s performance has not been restated to reflect any difference in the expenses of the Predecessor Fund prior to its reorganization into the Fund on May 3, 2021.
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Index is a market-capitalization-weighted index that measures the performance of the 2,000 smallest U.S. stocks by market capitalization in the Russell 3000® Index.
Footnote[3]	Russell Microcap® Index is a capitalization weighted index of 2,000 small-cap and micro-cap stocks that captures the smallest 1,000 companies in the Russell 2000® Index, plus the next 1,000 smallest eligible securities by market capitalization.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$15,364
Number of Holdings	63
Investment Advisory Fees	$191
Portfolio Turnover	87%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	0.7%
Materials	4.6%
Energy	8.9%
Financials	12.5%
Consumer Discretionary	16.8%
Health Care	17.3%
Information Technology	18.6%
Industrials	20.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Halozyme Therapeutics, Inc.	2.7%
FormFactor, Inc.	2.6%
Brightsphere Investment Group, Inc.	2.6%
Expro Group Holdings NV	2.5%
CorVel Corp.	2.4%
Advanced Energy Industries, Inc.	2.4%
UFP Technologies, Inc.	2.3%
ePlus, Inc.	2.3%
AAON, Inc.	2.3%
Insight Enterprises, Inc.	2.2%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

THBVX — AR (6/24)

Victory THB US Small Opportunities Fund

Class I

Ticker: THBIX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory THB US Small Opportunities Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$127	1.25%

How did the Fund perform last year? What affected the Fund’s performance?

An investment strategy change effective May 1, 2024, resulted in a benchmark change from the Russell Microcap® Index to the Russell 2000® Index. The Russell 2000® Index better reflects the Fund’s investable universe after the change to investment strategy. As a result, performance will be discussed for two subperiods: from June 30, 2023, to April 30, 2024 and from May 1, 2024, to June 30, 2024. For the ten-month period June 30, 2023 - April 30, 2024, the Fund returned -0.76%, underperforming the Russell Microcap® Index, which returned 3.17% during the period. For the two-month period May 1, 2024 – June 30, 2024, the Fund returned 3.91%, and was in line with the Russell 2000® Index, which returned 4.05% during the period..

The Fund’s relatively lower exposure to risk factors such as volatility was the primary reason for the underperformance.

For the ten-month period June 30, 2023 - April 30, 2024

• The Fund’s underallocation in financials was one of the main negative contributors to relative performance.

• The financials sector had the highest contribution to the Russell Microcap® Index’s return during the period.

• Stock selection in consumer discretionary and  health care also contributed to the negative relative Fund performance during the period.

• Stock selection in materials and information technology, as well as overallocation to energy were positive contributors to relative Fund performance during the period.

For the two-month period May 1, 2024 – June 30, 2024

• The top performing sectors in the Russell 2000® Index were consumer staples, information technology, and communication services. The Fund’s main positive contributors to return were stock selection in health care,  information technology, and energy.

• The worse performing sectors in the Russell 2000® Index were materials, energy, and utilities. The main detractors to the Fund’s performance were stock selection in financials, consumer discretionary, and industrials.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory THB US Small Opportunities Fund Class I - $18,817	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2000® Index - $19,677	Russell Microcap® Index - $17,137
6/14	$10,000	$10,000	$10,000	$10,000
6/15	$9,620	$10,729	$10,649	$10,821
6/16	$9,023	$10,959	$9,932	$9,517
6/17	$12,239	$12,987	$12,375	$12,144
6/18	$14,521	$14,907	$14,549	$14,598
6/19	$13,321	$16,246	$14,067	$13,082
6/20	$11,791	$17,306	$13,135	$12,458
6/21	$22,005	$24,950	$21,283	$21,897
6/22	$15,999	$21,490	$15,920	$15,167
6/23	$18,243	$25,563	$17,879	$16,174
6/24	$18,817	$31,475	$19,677	$17,137

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class I Footnote Reference	3.15%	7.15%	6.53%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2000® IndexFootnote Reference2	10.06%	6.94%	7.00%
Russell Microcap® IndexFootnote Reference3	5.96%	5.55%	5.53%
Footnote	Description
Footnote	The performance figures for Class I reflect the historical performance of the Institutional Class of the THB Asset Management MicrocapFund (the “Predecessor Fund”), a series of Advisors’ Inner Circle Fund. The Fund’s performance has not been restated to reflect any difference in the expenses of the Predecessor Fund prior to its reorganization into the Fund on May 3, 2021.
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Index is a market-capitalization-weighted index that measures the performance of the 2,000 smallest U.S. stocks by market capitalization in the Russell 3000® Index.
Footnote[3]	Russell Microcap® Index is a capitalization weighted index of 2,000 small-cap and micro-cap stocks that captures the smallest 1,000 companies in the Russell 2000® Index, plus the next 1,000 smallest eligible securities by market capitalization.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$15,364
Number of Holdings	63
Investment Advisory Fees	$191
Portfolio Turnover	87%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	0.7%
Materials	4.6%
Energy	8.9%
Financials	12.5%
Consumer Discretionary	16.8%
Health Care	17.3%
Information Technology	18.6%
Industrials	20.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Halozyme Therapeutics, Inc.	2.7%
FormFactor, Inc.	2.6%
Brightsphere Investment Group, Inc.	2.6%
Expro Group Holdings NV	2.5%
CorVel Corp.	2.4%
Advanced Energy Industries, Inc.	2.4%
UFP Technologies, Inc.	2.3%
ePlus, Inc.	2.3%
AAON, Inc.	2.3%
Insight Enterprises, Inc.	2.2%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

THBIX — AR (6/24)

Victory Strategic Allocation Fund

Class A

Ticker: SBALX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Strategic Allocation Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$42	0.40%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 10.69% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, 60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond Index (Custom Index), which returned 12.49% during the period.

• The Fund benefited from positioning allocations slightly towards equities throughout the year.

• The outperformance of underlying Victory Mutual Funds versus their respective benchmarks also contributed positively to relative performance versus the Custom Index. This positive contribution to relative performance versus the Custom Index was negated by an overweight to non-U.S. equity and smaller-capitalization stocks.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Strategic Allocation Fund Class A @ NAV - $17,510	Victory Strategic Allocation Fund Class A @ MOP - $17,116	MSCI All Country World Index (regulatory broad based index) - $22,474	Bloomberg U.S. Aggregate Bond Index - $11,430	60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond Index - $17,542
6/14	$10,000	$9,775	$10,000	$10,000	$10,000
6/15	$10,347	$10,115	$10,071	$10,186	$10,127
6/16	$10,356	$10,123	$9,696	$10,797	$10,161
6/17	$11,362	$11,107	$11,517	$10,763	$11,258
6/18	$12,110	$11,837	$12,752	$10,720	$11,961
6/19	$12,582	$12,299	$13,485	$11,564	$12,794
6/20	$12,845	$12,556	$13,769	$12,575	$13,470
6/21	$16,337	$15,969	$19,176	$12,533	$16,459
6/22	$14,499	$14,173	$16,156	$11,243	$14,249
6/23	$15,819	$15,463	$18,826	$11,137	$15,594
6/24	$17,510	$17,116	$22,474	$11,430	$17,542

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	10.69%	6.83%	5.76%
Class A @ MOP	8.19%	6.35%	5.52%
MSCI All Country World IndexFootnote Reference1	19.37%	10.76%	8.43%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference2	2.63%	-0.23%	1.35%
60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond IndexFootnote Reference1,Footnote Reference2	12.49%	6.52%	5.78%
Footnote	Description
Footnote[1]	The unmanaged MSCI All Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets.
Footnote[2]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$26,709
Number of Holdings	10
Investment Advisory Fees	$26
Portfolio Turnover	4%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Victory Total Return Bond Fund, Class R6	29.8%
Victory RS Global Fund, Class Y	29.8%
Victory Sophus Emerging Markets Fund, Class R6	9.4%
VictoryShares US Multi-Factor Minimum Volatility ETF	6.7%
Victory Trivalent International Small-Cap Fund, Class I	6.2%
Victory Investment Grade Convertible Fund, Class I	5.7%
Victory RS Partners Fund, Class Y	3.6%
Victory Global Energy Transition Fund, Class Y	3.6%
Victory Integrity Discovery Fund, Class Y	3.2%
Victory Market Neutral Income Fund, Class I	1.5%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Affiliated Equity Mutual Funds	57.5%
Affiliated Fixed-Income Mutual Funds	35.5%
Affiliated Equity Exchange-Traded Funds	6.8%

* Does not include futures contracts and money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective December 8, 2023 the portfolio manager of the Fund was replaced by a new portfolio manager. Effective March 29, 2024 Class R converted to Class A. For more complete information, you may review the Fund's prospectus, which we expect to be available by November 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

SBALX — AR (6/24)

Victory Strategic Allocation Fund

Class C

Ticker: VBFCX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Strategic Allocation Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$121	1.15%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 9.87% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, 60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond Index (Custom Index), which returned 12.49% during the period.

• The Fund benefited from positioning allocations slightly towards equities throughout the year.

• The outperformance of underlying Victory Mutual Funds versus their respective benchmarks also contributed positively to relative performance versus the Custom Index. This positive contribution to relative performance versus the Custom Index was negated by an overweight to non-U.S. equity and smaller-capitalization stocks.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Strategic Allocation Fund Class C @ NAV - $16,504	Victory Strategic Allocation Fund Class C @ CDSC - $16,504	MSCI All Country World Index (regulatory broad based index) - $22,474	Bloomberg U.S. Aggregate Bond Index - $11,430	60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond Index - $17,542
6/14	$10,000	$10,000	$10,000	$10,000	$10,000
6/15	$10,267	$10,267	$10,071	$10,186	$10,127
6/16	$10,206	$10,206	$9,696	$10,797	$10,161
6/17	$11,119	$11,119	$11,517	$10,763	$11,258
6/18	$11,758	$11,758	$12,752	$10,720	$11,961
6/19	$12,132	$12,132	$13,485	$11,564	$12,794
6/20	$12,293	$12,293	$13,769	$12,575	$13,470
6/21	$15,522	$15,522	$19,176	$12,533	$16,459
6/22	$13,666	$13,666	$16,156	$11,243	$14,249
6/23	$14,911	$14,911	$18,826	$11,137	$15,594
6/24	$16,504	$16,504	$22,474	$11,430	$17,542

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	9.87%	6.04%	5.14%
Class C @ CDSC	8.87%	6.04%	5.14%
MSCI All Country World IndexFootnote Reference1	19.37%	10.76%	8.43%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference2	2.63%	-0.23%	1.35%
60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond IndexFootnote Reference1,Footnote Reference2	12.49%	6.52%	5.78%
Footnote	Description
Footnote[1]	The unmanaged MSCI All Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets.
Footnote[2]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$26,709
Number of Holdings	10
Investment Advisory Fees	$26
Portfolio Turnover	4%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Victory Total Return Bond Fund, Class R6	29.8%
Victory RS Global Fund, Class Y	29.8%
Victory Sophus Emerging Markets Fund, Class R6	9.4%
VictoryShares US Multi-Factor Minimum Volatility ETF	6.7%
Victory Trivalent International Small-Cap Fund, Class I	6.2%
Victory Investment Grade Convertible Fund, Class I	5.7%
Victory RS Partners Fund, Class Y	3.6%
Victory Global Energy Transition Fund, Class Y	3.6%
Victory Integrity Discovery Fund, Class Y	3.2%
Victory Market Neutral Income Fund, Class I	1.5%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Affiliated Equity Mutual Funds	57.5%
Affiliated Fixed-Income Mutual Funds	35.5%
Affiliated Equity Exchange-Traded Funds	6.8%

* Does not include futures contracts and money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective December 8, 2023 the portfolio manager of the Fund was replaced by a new portfolio manager. For more complete information, you may review the Fund's prospectus, which we expect to be available by November 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VBFCX — AR (6/24)

Victory Strategic Allocation Fund

Class I

Ticker: VBFIX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Strategic Allocation Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$16	0.15%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 10.95% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, 60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond Index (Custom Index), which returned 12.49% during the period.

• The Fund benefited from positioning allocations slightly towards equities throughout the year.

• The outperformance of underlying Victory Mutual Funds versus their respective benchmarks also contributed positively to relative performance versus the Custom Index. This positive contribution to relative performance versus the Custom Index was negated by an overweight to non-U.S. equity and smaller-capitalization stocks.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Strategic Allocation Fund Class I - $17,942	MSCI All Country World Index (regulatory broad based index) - $22,474	Bloomberg U.S. Aggregate Bond Index - $11,430	60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond Index - $17,542
6/14	$10,000	$10,000	$10,000	$10,000
6/15	$10,372	$10,071	$10,186	$10,127
6/16	$10,400	$9,696	$10,797	$10,161
6/17	$11,439	$11,517	$10,763	$11,258
6/18	$12,224	$12,752	$10,720	$11,961
6/19	$12,730	$13,485	$11,564	$12,794
6/20	$13,035	$13,769	$12,575	$13,470
6/21	$16,622	$19,176	$12,533	$16,459
6/22	$14,784	$16,156	$11,243	$14,249
6/23	$16,171	$18,826	$11,137	$15,594
6/24	$17,942	$22,474	$11,430	$17,542

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class I	10.95%	7.11%	6.02%
MSCI All Country World IndexFootnote Reference1	19.37%	10.76%	8.43%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference2	2.63%	-0.23%	1.35%
60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond IndexFootnote Reference1,Footnote Reference2	12.49%	6.52%	5.78%
Footnote	Description
Footnote[1]	The unmanaged MSCI All Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets.
Footnote[2]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$26,709
Number of Holdings	10
Investment Advisory Fees	$26
Portfolio Turnover	4%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Victory Total Return Bond Fund, Class R6	29.8%
Victory RS Global Fund, Class Y	29.8%
Victory Sophus Emerging Markets Fund, Class R6	9.4%
VictoryShares US Multi-Factor Minimum Volatility ETF	6.7%
Victory Trivalent International Small-Cap Fund, Class I	6.2%
Victory Investment Grade Convertible Fund, Class I	5.7%
Victory RS Partners Fund, Class Y	3.6%
Victory Global Energy Transition Fund, Class Y	3.6%
Victory Integrity Discovery Fund, Class Y	3.2%
Victory Market Neutral Income Fund, Class I	1.5%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Affiliated Equity Mutual Funds	57.5%
Affiliated Fixed-Income Mutual Funds	35.5%
Affiliated Equity Exchange-Traded Funds	6.8%

* Does not include futures contracts and money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective December 8, 2023 the portfolio manager of the Fund was replaced by a new portfolio manager. For more complete information, you may review the Fund's prospectus, which we expect to be available by November 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VBFIX — AR (6/24)

Victory Fund for Income

Class A

Ticker: IPFIX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$93	0.91%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.24% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, Bloomberg 1-5 Year U.S. Government Bond Index, which returned 4.14% during the period.

Because of our focus on high quality and short duration, we tend to make changes to our portfolio more slowly, unless market conditions dictate otherwise. Heading into the back half of 2023, we were concerned that the swift and massive interest rate hikes undertaken by the U.S. Federal Reserve Bank would have had a more harmful effect than most were anticipating. As such, we had increased our holdings of U.S. Treasury bonds to nearly 17%. Our normal operating range is 5-15% for U.S. Treasury bonds. By the end of June 2024, we had drawn our U.S. Treasury bond allocation back down into our normal operating range, (~14%), as the negative effects of rate hikes failed to materialize. Throughout the year, we sought to opportunistically add to our GNMA (Government National Mortgage Association) single family pools at the expense of both U.S. Treasury bonds and GNMA collateralized mortgage obligations. We had drawn down our allocation of GNMA structure by roughly 2% to a ~3% allocation. This small allocation to GNMA structure provided the strongest excess return versus duration neutral U.S. Treasury bonds for our strategy. Our allocation to U.S. Treasury bonds had nearly as great a positive impact. Our primary exposure (by design) to older high coupon GNMA also contributed strongly, albeit not quite as great, to our positive excess return. As such, our high and reliable income was more than enough, in the absence of additional rate increases, to help us outperform our benchmark, the Bloomberg 1–5 Year U.S. Government Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Fund for Income Class A @ NAV - $10,942	Victory Fund for Income Class A @ MOP - $10,694	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430	Bloomberg 1-5 Year U.S. Government Bond Index - $11,181
6/14	$10,000	$9,773	$10,000	$10,000
6/15	$10,279	$10,046	$10,186	$10,132
6/16	$10,519	$10,280	$10,797	$10,374
6/17	$10,389	$10,154	$10,763	$10,320
6/18	$10,324	$10,090	$10,720	$10,281
6/19	$10,801	$10,556	$11,564	$10,789
6/20	$11,208	$10,954	$12,575	$11,365
6/21	$11,101	$10,850	$12,533	$11,329
6/22	$10,544	$10,305	$11,243	$10,777
6/23	$10,497	$10,259	$11,137	$10,736
6/24	$10,942	$10,694	$11,430	$11,181

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	4.24%	0.26%	0.90%
Class A @ MOP	1.89%	- 0.20%	0.67%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%
Bloomberg 1-5 Year U.S. Government Bond IndexFootnote Reference2	4.14%	0.72%	1.12%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.
Footnote[2]	The Bloomberg 1-5 Year U.S. Government Bond Index is a market-weighted index measuring the performance of Treasury and Agency securities issued by the United States government with maturities of one to five years.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$326,984
Number of Holdings	467
Investment Advisory Fees	$1,764
Portfolio Turnover	3%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	75.7%
U.S. Treasury Obligations	20.8%
Collateralized Mortgage Obligations	2.9%

* Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

IPFIX — AR (6/24)

Victory Fund for Income

Class C

Ticker: VFFCX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$174	1.71%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 3.48% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Bloomberg 1-5 Year U.S. Government Bond Index, which returned 4.14% during the period.

Because of our focus on high quality and short duration, we tend to make changes to our portfolio more slowly, unless market conditions dictate otherwise. Heading into the back half of 2023, we were concerned that the swift and massive interest rate hikes undertaken by the U.S. Federal Reserve Bank would have had a more harmful effect than most were anticipating. As such, we had increased our holdings of U.S. Treasury bonds to nearly 17%. Our normal operating range is 5-15% for U.S. Treasury bonds. By the end of June 2024, we had drawn our U.S. Treasury bond allocation back down into our normal operating range, (~14%), as the negative effects of rate hikes failed to materialize. Throughout the year, we sought to opportunistically add to our GNMA (Government National Mortgage Association) single family pools at the expense of both U.S. Treasury bonds and GNMA collateralized mortgage obligations. We had drawn down our allocation of GNMA structure by roughly 2% to a ~3% allocation. This small allocation to GNMA structure provided the strongest excess return versus duration neutral U.S. Treasury bonds for our strategy. Our allocation to U.S. Treasury bonds had nearly as great a positive impact. Our primary exposure (by design) to older high coupon GNMA also contributed strongly, albeit not quite as great, to our positive excess return. As such, our high and reliable income was more than enough, in the absence of additional rate increases, to help us outperform our benchmark, the Bloomberg 1–5 Year U.S. Government Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Fund for Income Class C @ NAV - $10,262	Victory Fund for Income Class C @ CDSC - $10,262	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430	Bloomberg 1-5 Year U.S. Government Bond Index - $11,181
6/14	$10,000	$10,000	$10,000	$10,000
6/15	$10,204	$10,204	$10,186	$10,132
6/16	$10,355	$10,355	$10,797	$10,374
6/17	$10,157	$10,157	$10,763	$10,320
6/18	$10,003	$10,003	$10,720	$10,281
6/19	$10,388	$10,388	$11,564	$10,789
6/20	$10,687	$10,687	$12,575	$11,365
6/21	$10,500	$10,500	$12,533	$11,329
6/22	$9,889	$9,889	$11,243	$10,777
6/23	$9,844	$9,844	$11,137	$10,736
6/24	$10,262	$10,262	$11,430	$11,181

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	3.48%	- 0.52%	0.26%
Class C @ CDSC	2.49%	- 0.52%	0.26%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%
Bloomberg 1-5 Year U.S. Government Bond IndexFootnote Reference2	4.14%	0.72%	1.12%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.
Footnote[2]	The Bloomberg 1-5 Year U.S. Government Bond Index is a market-weighted index measuring the performance of Treasury and Agency securities issued by the United States government with maturities of one to five years.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$326,984
Number of Holdings	467
Investment Advisory Fees	$1,764
Portfolio Turnover	3%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	75.7%
U.S. Treasury Obligations	20.8%
Collateralized Mortgage Obligations	2.9%

* Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VFFCX — AR (6/24)

Victory Fund for Income

Class I

Ticker: VFFIX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$65	0.64%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.52% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, Bloomberg 1-5 Year U.S. Government Bond Index, which returned 4.14% during the period.

Because of our focus on high quality and short duration, we tend to make changes to our portfolio more slowly, unless market conditions dictate otherwise. Heading into the back half of 2023, we were concerned that the swift and massive interest rate hikes undertaken by the U.S. Federal Reserve Bank would have had a more harmful effect than most were anticipating. As such, we had increased our holdings of U.S. Treasury bonds to nearly 17%. Our normal operating range is 5-15% for U.S. Treasury bonds. By the end of June 2024, we had drawn our U.S. Treasury bond allocation back down into our normal operating range, (~14%), as the negative effects of rate hikes failed to materialize. Throughout the year, we sought to opportunistically add to our GNMA (Government National Mortgage Association) single family pools at the expense of both U.S. Treasury bonds and GNMA collateralized mortgage obligations. We had drawn down our allocation of GNMA structure by roughly 2% to a ~3% allocation. This small allocation to GNMA structure provided the strongest excess return versus duration neutral U.S. Treasury bonds for our strategy. Our allocation to U.S. Treasury bonds had nearly as great a positive impact. Our primary exposure (by design) to older high coupon GNMA also contributed strongly, albeit not quite as great, to our positive excess return. As such, our high and reliable income was more than enough, in the absence of additional rate increases, to help us outperform our benchmark, the Bloomberg 1–5 Year U.S. Government Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Fund for Income Class I - $11,243	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430	Bloomberg 1-5 Year U.S. Government Bond Index - $11,181
6/14	$10,000	$10,000	$10,000
6/15	$10,299	$10,186	$10,132
6/16	$10,566	$10,797	$10,374
6/17	$10,477	$10,763	$10,320
6/18	$10,428	$10,720	$10,281
6/19	$10,941	$11,564	$10,789
6/20	$11,383	$12,575	$11,365
6/21	$11,316	$12,533	$11,329
6/22	$10,762	$11,243	$10,777
6/23	$10,757	$11,137	$10,736
6/24	$11,243	$11,430	$11,181

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class I	4.52%	0.55%	1.18%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%
Bloomberg 1-5 Year U.S. Government Bond IndexFootnote Reference2	4.14%	0.72%	1.12%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.
Footnote[2]	The Bloomberg 1-5 Year U.S. Government Bond Index is a market-weighted index measuring the performance of Treasury and Agency securities issued by the United States government with maturities of one to five years.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$326,984
Number of Holdings	467
Investment Advisory Fees	$1,764
Portfolio Turnover	3%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	75.7%
U.S. Treasury Obligations	20.8%
Collateralized Mortgage Obligations	2.9%

* Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VFFIX — AR (6/24)

Victory Fund for Income

Class R

Ticker: GGIFX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$93	0.91%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.24% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, Bloomberg 1-5 Year U.S. Government Bond Index, which returned 4.14% during the period.

Because of our focus on high quality and short duration, we tend to make changes to our portfolio more slowly, unless market conditions dictate otherwise. Heading into the back half of 2023, we were concerned that the swift and massive interest rate hikes undertaken by the U.S. Federal Reserve Bank would have had a more harmful effect than most were anticipating. As such, we had increased our holdings of U.S. Treasury bonds to nearly 17%. Our normal operating range is 5-15% for U.S. Treasury bonds. By the end of June 2024, we had drawn our U.S. Treasury bond allocation back down into our normal operating range, (~14%), as the negative effects of rate hikes failed to materialize. Throughout the year, we sought to opportunistically add to our GNMA (Government National Mortgage Association) single family pools at the expense of both U.S. Treasury bonds and GNMA collateralized mortgage obligations. We had drawn down our allocation of GNMA structure by roughly 2% to a ~3% allocation. This small allocation to GNMA structure provided the strongest excess return versus duration neutral U.S. Treasury bonds for our strategy. Our allocation to U.S. Treasury bonds had nearly as great a positive impact. Our primary exposure (by design) to older high coupon GNMA also contributed strongly, albeit not quite as great, to our positive excess return. As such, our high and reliable income was more than enough, in the absence of additional rate increases, to help us outperform our benchmark, the Bloomberg 1–5 Year U.S. Government Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Fund for Income Class R - $10,941	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430	Bloomberg 1-5 Year U.S. Government Bond Index - $11,181
6/14	$10,000	$10,000	$10,000
6/15	$10,278	$10,186	$10,132
6/16	$10,506	$10,797	$10,374
6/17	$10,387	$10,763	$10,320
6/18	$10,324	$10,720	$10,281
6/19	$10,801	$11,564	$10,789
6/20	$11,194	$12,575	$11,365
6/21	$11,100	$12,533	$11,329
6/22	$10,543	$11,243	$10,777
6/23	$10,496	$11,137	$10,736
6/24	$10,941	$11,430	$11,181

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class R	4.24%	0.26%	0.90%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%
Bloomberg 1-5 Year U.S. Government Bond IndexFootnote Reference2	4.14%	0.72%	1.12%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.
Footnote[2]	The Bloomberg 1-5 Year U.S. Government Bond Index is a market-weighted index measuring the performance of Treasury and Agency securities issued by the United States government with maturities of one to five years.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$326,984
Number of Holdings	467
Investment Advisory Fees	$1,764
Portfolio Turnover	3%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	75.7%
U.S. Treasury Obligations	20.8%
Collateralized Mortgage Obligations	2.9%

* Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

GGIFX — AR (6/24)

Victory Fund for Income

Class R6

Ticker: VFFRX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$65	0.63%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.84% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, Bloomberg 1-5 Year U.S. Government Bond Index, which returned 4.14% during the period.

Because of our focus on high quality and short duration, we tend to make changes to our portfolio more slowly, unless market conditions dictate otherwise. Heading into the back half of 2023, we were concerned that the swift and massive interest rate hikes undertaken by the U.S. Federal Reserve Bank would have had a more harmful effect than most were anticipating. As such, we had increased our holdings of U.S. Treasury bonds to nearly 17%. Our normal operating range is 5-15% for U.S. Treasury bonds. By the end of June 2024, we had drawn our U.S. Treasury bond allocation back down into our normal operating range, (~14%), as the negative effects of rate hikes failed to materialize. Throughout the year, we sought to opportunistically add to our GNMA (Government National Mortgage Association) single family pools at the expense of both U.S. Treasury bonds and GNMA collateralized mortgage obligations. We had drawn down our allocation of GNMA structure by roughly 2% to a ~3% allocation. This small allocation to GNMA structure provided the strongest excess return versus duration neutral U.S. Treasury bonds for our strategy. Our allocation to U.S. Treasury bonds had nearly as great a positive impact. Our primary exposure (by design) to older high coupon GNMA also contributed strongly, albeit not quite as great, to our positive excess return. As such, our high and reliable income was more than enough, in the absence of additional rate increases, to help us outperform our benchmark, the Bloomberg 1–5 Year U.S. Government Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Fund for Income Class R6 - $10,992	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,140	Bloomberg 1-5 Year U.S. Government Bond Index - $11,104
3/15Footnote Reference*	$10,000	$10,000	$10,000
6/15	$10,056	$9,927	$10,062
6/16	$10,308	$10,523	$10,302
6/17	$10,219	$10,490	$10,249
6/18	$10,184	$10,448	$10,210
6/19	$10,686	$11,270	$10,715
6/20	$11,107	$12,255	$11,287
6/21	$11,045	$12,214	$11,251
6/22	$10,503	$10,957	$10,703
6/23	$10,484	$10,854	$10,662
6/24	$10,992	$11,140	$11,104
Footnote	Description
Footnote*	Inception date for the Victory Fund for Income, Class R6 is 3/4/2015.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Class R6	4.84%	0.57%	1.02%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.16%
Bloomberg 1-5 Year U.S. Government Bond IndexFootnote Reference2	4.14%	0.72%	1.13%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.
Footnote[2]	The Bloomberg 1-5 Year U.S. Government Bond Index is a market-weighted index measuring the performance of Treasury and Agency securities issued by the United States government with maturities of one to five years.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$326,984
Number of Holdings	467
Investment Advisory Fees	$1,764
Portfolio Turnover	3%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	75.7%
U.S. Treasury Obligations	20.8%
Collateralized Mortgage Obligations	2.9%

* Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VFFRX — AR (6/24)

Victory Fund for Income

Class Y

Ticker: VFFYX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$73	0.71%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.60% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, Bloomberg 1-5 Year U.S. Government Bond Index, which returned 4.14% during the period.

Because of our focus on high quality and short duration, we tend to make changes to our portfolio more slowly, unless market conditions dictate otherwise. Heading into the back half of 2023, we were concerned that the swift and massive interest rate hikes undertaken by the U.S. Federal Reserve Bank would have had a more harmful effect than most were anticipating. As such, we had increased our holdings of U.S. Treasury bonds to nearly 17%. Our normal operating range is 5-15% for U.S. Treasury bonds. By the end of June 2024, we had drawn our U.S. Treasury bond allocation back down into our normal operating range, (~14%), as the negative effects of rate hikes failed to materialize. Throughout the year, we sought to opportunistically add to our GNMA (Government National Mortgage Association) single family pools at the expense of both U.S. Treasury bonds and GNMA collateralized mortgage obligations. We had drawn down our allocation of GNMA structure by roughly 2% to a ~3% allocation. This small allocation to GNMA structure provided the strongest excess return versus duration neutral U.S. Treasury bonds for our strategy. Our allocation to U.S. Treasury bonds had nearly as great a positive impact. Our primary exposure (by design) to older high coupon GNMA also contributed strongly, albeit not quite as great, to our positive excess return. As such, our high and reliable income was more than enough, in the absence of additional rate increases, to help us outperform our benchmark, the Bloomberg 1–5 Year U.S. Government Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Fund for Income Class Y - $11,169	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430	Bloomberg 1-5 Year U.S. Government Bond Index - $11,181
6/14	$10,000	$10,000	$10,000
6/15	$10,302	$10,186	$10,132
6/16	$10,563	$10,797	$10,374
6/17	$10,453	$10,763	$10,320
6/18	$10,409	$10,720	$10,281
6/19	$10,913	$11,564	$10,789
6/20	$11,346	$12,575	$11,365
6/21	$11,260	$12,533	$11,329
6/22	$10,705	$11,243	$10,777
6/23	$10,678	$11,137	$10,736
6/24	$11,169	$11,430	$11,181

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	4.60%	0.47%	1.11%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%
Bloomberg 1-5 Year U.S. Government Bond IndexFootnote Reference2	4.14%	0.72%	1.12%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.
Footnote[2]	The Bloomberg 1-5 Year U.S. Government Bond Index is a market-weighted index measuring the performance of Treasury and Agency securities issued by the United States government with maturities of one to five years.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$326,984
Number of Holdings	467
Investment Advisory Fees	$1,764
Portfolio Turnover	3%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	75.7%
U.S. Treasury Obligations	20.8%
Collateralized Mortgage Obligations	2.9%

* Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VFFYX — AR (6/24)

Victory Fund for Income

Member Class

Ticker: VFFMX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$77	0.75%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.54% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, Bloomberg 1-5 Year U.S. Government Bond Index, which returned 4.14% during the period.

Because of our focus on high quality and short duration, we tend to make changes to our portfolio more slowly, unless market conditions dictate otherwise. Heading into the back half of 2023, we were concerned that the swift and massive interest rate hikes undertaken by the U.S. Federal Reserve Bank would have had a more harmful effect than most were anticipating. As such, we had increased our holdings of U.S. Treasury bonds to nearly 17%. Our normal operating range is 5-15% for U.S. Treasury bonds. By the end of June 2024, we had drawn our U.S. Treasury bond allocation back down into our normal operating range, (~14%), as the negative effects of rate hikes failed to materialize. Throughout the year, we sought to opportunistically add to our GNMA (Government National Mortgage Association) single family pools at the expense of both U.S. Treasury bonds and GNMA collateralized mortgage obligations. We had drawn down our allocation of GNMA structure by roughly 2% to a ~3% allocation. This small allocation to GNMA structure provided the strongest excess return versus duration neutral U.S. Treasury bonds for our strategy. Our allocation to U.S. Treasury bonds had nearly as great a positive impact. Our primary exposure (by design) to older high coupon GNMA also contributed strongly, albeit not quite as great, to our positive excess return. As such, our high and reliable income was more than enough, in the absence of additional rate increases, to help us outperform our benchmark, the Bloomberg 1–5 Year U.S. Government Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Fund for Income Member Class - $9,848	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,068	Bloomberg 1-5 Year U.S. Government Bond Index - $9,837
11/20Footnote Reference*	$10,000	$10,000	$10,000
12/20	$9,992	$10,104	$10,014
3/21	$9,959	$9,763	$9,956
6/21	$9,942	$9,942	$9,967
9/21	$9,921	$9,947	$9,970
12/21	$9,834	$9,948	$9,896
3/22	$9,545	$9,358	$9,563
6/22	$9,447	$8,919	$9,481
9/22	$9,257	$8,495	$9,269
12/22	$9,312	$8,654	$9,355
3/23	$9,442	$8,910	$9,529
6/23	$9,420	$8,835	$9,446
9/23	$9,427	$8,550	$9,463
12/23	$9,685	$9,133	$9,766
3/24	$9,750	$9,062	$9,761
6/24	$9,848	$9,068	$9,837
Footnote	Description
Footnote*	Inception date for the Victory Fund for Income, Member Class is 11/3/2020.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception
Member Class	4.54%	- 0.42%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 2.64%
Bloomberg 1-5 Year U.S. Government Bond IndexFootnote Reference2	4.14%	- 0.45%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.
Footnote[2]	The Bloomberg 1-5 Year U.S. Government Bond Index is a market-weighted index measuring the performance of Treasury and Agency securities issued by the United States government with maturities of one to five years.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$326,984
Number of Holdings	467
Investment Advisory Fees	$1,764
Portfolio Turnover	3%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	75.7%
U.S. Treasury Obligations	20.8%
Collateralized Mortgage Obligations	2.9%

* Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visiting vcm.com/contact-us.

VFFMX — AR (6/24)

Victory Investment Grade Convertible Fund

Class A

Ticker: SBFCX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Investment Grade Convertible Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$130	1.25%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 7.50% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, ICE BofAML Investment Grade U.S. Conv 5% Constrained Index (the "Index"), which returned 8.35% during the period.

As of June 30, 2024, the Fund is overweight compared to the Index in the information technology, industrials, financials, and consumer discretionary sectors. It is underweighted in the real estate and utilities sectors. It is approximately equal weight in the other sectors. The Fund is broadly diversified amongst individual issues, economic sectors, credits, and convertible types.

Convertible bonds and preferred stocks are hybrid securities that are influenced by both the stock market and bond market. Stock market returns were quite positive over the last year, and this led to positive convertible returns as well. Furthermore, the fixed coupons and/or preferred dividends of the convertible holdings provided income to the Fund.

Top contributors to performance:

• Absolute performance of the Fund during the fiscal year ending June 30, 2024, was led by the financial sector, followed by the consumer discretionary, and energy sectors.

• Performance relative to the Index was helped by overweight positions in the energy and financials sectors, as well as positive security selection in the industrials sector.

Top detractors from performance:

• Performance in health care and information technology sectors subtracted from relative returns.

• Relative performance was hurt by an overweight in the health care and information technology sectors, as well as negative security selection in the consumer discretionary sector.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Investment Grade Convertible Fund Class A @ NAV - $18,638	Victory Investment Grade Convertible Fund Class A @ MOP - $18,225	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index - $21,593
6/14	$10,000	$9,778	$10,000	$10,000
6/15	$10,507	$10,274	$10,186	$10,830
6/16	$10,428	$10,197	$10,797	$11,029
6/17	$11,828	$11,566	$10,763	$12,857
6/18	$13,112	$12,822	$10,720	$14,276
6/19	$14,114	$13,801	$11,564	$15,917
6/20	$14,630	$14,306	$12,575	$16,215
6/21	$18,391	$17,983	$12,533	$19,841
6/22	$16,751	$16,380	$11,243	$19,213
6/23	$17,338	$16,954	$11,137	$19,930
6/24	$18,638	$18,225	$11,430	$21,593

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	7.50%	5.72%	6.42%
Class A @ MOP	5.06%	5.24%	6.19%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%
ICE BofAML Investment Grade U.S. Conv 5% Constrained IndexFootnote Reference2	8.35%	6.29%	8.00%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.
Footnote[2]	The ICE BofAML Investment Grade U.S. Convertible 5% Constrained Index is a market capitalization-weighted index of domestic corporate convertible securities. Bonds and preferred stocks must be convertible only to common stock, ADR's or cash equivalent and have a market value of at least $50 million. Composed of Coupon, OID, or zero coupon convertible bonds rated by Moody's and/or S&P with an average rating of Baa3/BBB- or higher.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$264,705
Number of Holdings	51
Investment Advisory Fees	$2,132
Portfolio Turnover	36%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.8%
Health Care	4.0%
Information Technology	5.5%
Real Estate	9.4%
Industrials	9.5%
Consumer Discretionary	17.0%
Utilities	17.8%
Financials	34.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Booking Holdings, Inc., 0.75%, 5/1/25	6.8%
Bank of America Corp., Series L, 7.25%	5.9%
Wells Fargo & Co., Series L, 7.50%	5.8%
Southwest Airlines Co., 1.25%, 5/1/25	5.8%
NextEra Energy, Inc., 6.93%, 9/1/25	5.2%
Ford Motor Co., 3/15/26	4.6%
Expedia Group, Inc., 2/15/26	4.2%
Barclays Bank PLC, Series MSFT, 1.00%, 2/16/29	4.2%
Envista Holdings Corp., 1.75%, 8/15/28	3.5%
Apollo Global Management, Inc., 6.75%, 7/31/26	3.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

SBFCX — AR (6/24)

Victory Investment Grade Convertible Fund

Class I

Ticker: VICIX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Investment Grade Convertible Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$98	0.94%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 7.92% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, ICE BofAML Investment Grade U.S. Conv 5% Constrained Index (the "Index"), which returned 8.35% during the period.

As of June 30, 2024, the Fund is overweight compared to the Index in the information technology, industrials, financials, and consumer discretionary sectors. It is underweighted in the real estate and utilities sectors. It is approximately equal weight in the other sectors. The Fund is broadly diversified amongst individual issues, economic sectors, credits, and convertible types.

Convertible bonds and preferred stocks are hybrid securities that are influenced by both the stock market and bond market. Stock market returns were quite positive over the last year, and this led to positive convertible returns as well. Furthermore, the fixed coupons and/or preferred dividends of the convertible holdings provided income to the Fund.

Top contributors to performance:

• Absolute performance of the Fund during the fiscal year ending June 30, 2024, was led by the financial sector, followed by the consumer discretionary, and energy sectors.

• Performance relative to the Index was helped by overweight positions in the energy and financials sectors, as well as positive security selection in the industrials sector.

Top detractors from performance:

• Performance in health care and information technology sectors subtracted from relative returns.

• Relative performance was hurt by an overweight in the health care and information technology sectors, as well as negative security selection in the consumer discretionary sector.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Investment Grade Convertible Fund Class I - $19,391	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index - $21,593
6/14	$10,000	$10,000	$10,000
6/15	$10,551	$10,186	$10,830
6/16	$10,505	$10,797	$11,029
6/17	$11,973	$10,763	$12,857
6/18	$13,323	$10,720	$14,276
6/19	$14,404	$11,564	$15,917
6/20	$15,005	$12,575	$16,215
6/21	$18,950	$12,533	$19,841
6/22	$17,324	$11,243	$19,213
6/23	$17,968	$11,137	$19,930
6/24	$19,391	$11,430	$21,593

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class I	7.92%	6.13%	6.85%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%
ICE BofAML Investment Grade U.S. Conv 5% Constrained IndexFootnote Reference2	8.35%	6.29%	8.00%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.
Footnote[2]	The ICE BofAML Investment Grade U.S. Convertible 5% Constrained Index is a market capitalization-weighted index of domestic corporate convertible securities. Bonds and preferred stocks must be convertible only to common stock, ADR's or cash equivalent and have a market value of at least $50 million. Composed of Coupon, OID, or zero coupon convertible bonds rated by Moody's and/or S&P with an average rating of Baa3/BBB- or higher.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$264,705
Number of Holdings	51
Investment Advisory Fees	$2,132
Portfolio Turnover	36%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.8%
Health Care	4.0%
Information Technology	5.5%
Real Estate	9.4%
Industrials	9.5%
Consumer Discretionary	17.0%
Utilities	17.8%
Financials	34.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Booking Holdings, Inc., 0.75%, 5/1/25	6.8%
Bank of America Corp., Series L, 7.25%	5.9%
Wells Fargo & Co., Series L, 7.50%	5.8%
Southwest Airlines Co., 1.25%, 5/1/25	5.8%
NextEra Energy, Inc., 6.93%, 9/1/25	5.2%
Ford Motor Co., 3/15/26	4.6%
Expedia Group, Inc., 2/15/26	4.2%
Barclays Bank PLC, Series MSFT, 1.00%, 2/16/29	4.2%
Envista Holdings Corp., 1.75%, 8/15/28	3.5%
Apollo Global Management, Inc., 6.75%, 7/31/26	3.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VICIX — AR (6/24)

Victory Investment Grade Convertible Fund

Member Class

Ticker: SBFMX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Investment Grade Convertible Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$114	1.10%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 7.73% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, ICE BofAML Investment Grade U.S. Conv 5% Constrained Index (the "Index"), which returned 8.35% during the period.

As of June 30, 2024, the Fund is overweight compared to the Index in the information technology, industrials, financials, and consumer discretionary sectors. It is underweighted in the real estate and utilities sectors. It is approximately equal weight in the other sectors. The Fund is broadly diversified amongst individual issues, economic sectors, credits, and convertible types.

Convertible bonds and preferred stocks are hybrid securities that are influenced by both the stock market and bond market. Stock market returns were quite positive over the last year, and this led to positive convertible returns as well. Furthermore, the fixed coupons and/or preferred dividends of the convertible holdings provided income to the Fund.

Top contributors to performance:

• Absolute performance of the Fund during the fiscal year ending June 30, 2024, was led by the financial sector, followed by the consumer discretionary, and energy sectors.

• Performance relative to the Index was helped by overweight positions in the energy and financials sectors, as well as positive security selection in the industrials sector.

Top detractors from performance:

• Performance in health care and information technology sectors subtracted from relative returns.

• Relative performance was hurt by an overweight in the health care and information technology sectors, as well as negative security selection in the consumer discretionary sector.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Investment Grade Convertible Fund Member Class - $12,082	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,068	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index - $12,596
11/20Footnote Reference*	$10,000	$10,000	$10,000
12/20	$10,976	$10,104	$10,809
3/21	$11,624	$9,763	$11,423
6/21	$11,869	$9,942	$11,574
9/21	$11,742	$9,947	$11,568
12/21	$12,202	$9,948	$12,158
3/22	$12,044	$9,358	$12,143
6/22	$10,829	$8,919	$11,208
9/22	$10,435	$8,495	$10,942
12/22	$10,795	$8,654	$11,397
3/23	$10,868	$8,910	$11,424
6/23	$11,215	$8,835	$11,626
9/23	$11,089	$8,550	$11,495
12/23	$11,670	$9,133	$12,165
3/24	$12,021	$9,062	$12,436
6/24	$12,082	$9,068	$12,596
Footnote	Description
Footnote*	Inception date for the Victory Investment Grade Convertible Fund, Member Class is 11/3/2020.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception
Member Class	7.73%	5.31%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 2.64%
ICE BofAML Investment Grade U.S. Conv 5% Constrained IndexFootnote Reference2	8.35%	6.51%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.
Footnote[2]	The ICE BofAML Investment Grade U.S. Convertible 5% Constrained Index is a market capitalization-weighted index of domestic corporate convertible securities. Bonds and preferred stocks must be convertible only to common stock, ADR's or cash equivalent and have a market value of at least $50 million. Composed of Coupon, OID, or zero coupon convertible bonds rated by Moody's and/or S&P with an average rating of Baa3/BBB- or higher.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$264,705
Number of Holdings	51
Investment Advisory Fees	$2,132
Portfolio Turnover	36%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.8%
Health Care	4.0%
Information Technology	5.5%
Real Estate	9.4%
Industrials	9.5%
Consumer Discretionary	17.0%
Utilities	17.8%
Financials	34.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Booking Holdings, Inc., 0.75%, 5/1/25	6.8%
Bank of America Corp., Series L, 7.25%	5.9%
Wells Fargo & Co., Series L, 7.50%	5.8%
Southwest Airlines Co., 1.25%, 5/1/25	5.8%
NextEra Energy, Inc., 6.93%, 9/1/25	5.2%
Ford Motor Co., 3/15/26	4.6%
Expedia Group, Inc., 2/15/26	4.2%
Barclays Bank PLC, Series MSFT, 1.00%, 2/16/29	4.2%
Envista Holdings Corp., 1.75%, 8/15/28	3.5%
Apollo Global Management, Inc., 6.75%, 7/31/26	3.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visiting vcm.com/contact-us.

SBFMX — AR (6/24)

Victory Sycamore Established Value Fund

Class A

Ticker: VETAX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$95	0.90%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 10.71% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Value Index (the "Index"), which returned 11.98% during the period.

• For the trailing 12-month period ended June 30, 2024, sector allocation was the primary driver of relative underperformance. Stock selection partially offset the unfavorable impact of sector weighting for the period.

• Index returns were positive across eight of the 11 major economic sectors and varied widely, with only three sectors outpacing the Index.

• Financials was the top-performing sector for the period. By contrast, health care was the worst-performing sector for the period.

• Stock selection in industrials was the largest detractor from relative performance for the period; however, an overweight in the sector partially offset the unfavorable impact of selection.

• Additionally, stock selection in financials, energy and utilities also detracted from the Fund’s relative return.

• Underweights in Financials (the top-performing sector) and energy were also detractors.

• Conversely, stock selection in information technology, consumer staples, materials, health care, real estate and consumer discretionary contributed to relative return for the period. However, overweights in materials, health care (the worst-performing sector) and consumer staples partially offset the favorable impact of selection in the sectors. Underweights in communication services and real estate also contributed to performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Sycamore Established Value Fund Class A @ NAV - $26,584	Victory Sycamore Established Value Fund Class A @ MOP - $25,055	S&P 500® Index (regulatory broad based index) - $33,521	Russell Midcap® Value Index - $20,809
6/14	$10,000	$9,425	$10,000	$10,000
6/15	$10,722	$10,106	$10,742	$10,367
6/16	$11,447	$10,789	$11,171	$10,704
6/17	$13,272	$12,509	$13,170	$12,408
6/18	$14,755	$13,907	$15,064	$13,351
6/19	$15,559	$14,664	$16,633	$13,842
6/20	$14,275	$13,454	$17,881	$12,207
6/21	$22,199	$20,922	$25,175	$18,685
6/22	$21,199	$19,979	$22,503	$16,817
6/23	$24,012	$22,631	$26,912	$18,583
6/24	$26,584	$25,055	$33,521	$20,809

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	10.71%	11.31%	10.27%
Class A @ MOP	4.34%	10.00%	9.62%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Midcap® Value IndexFootnote Reference2	11.98%	8.49%	7.60%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged Russell Midcap® Value Index is a market-capitalization-weighted index that measures the performance of Russell Midcap® Index companies with relatively lower price-to-book ratios and lower forecasted growth.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$18,004,758
Number of Holdings	79
Investment Advisory Fees	$80,626
Portfolio Turnover	34%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.4%
Consumer Staples	5.7%
Energy	5.9%
Information Technology	7.7%
Health Care	8.3%
Real Estate	8.3%
Consumer Discretionary	10.0%
Materials	11.5%
Financials	15.5%
Industrials	20.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

NNN REIT, Inc.	2.1%
Alliant Energy Corp.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Willis Towers Watson PLC	2.0%
Quest Diagnostics, Inc.	2.0%
Lamar Advertising Co., Class A	1.8%
U.S. Foods Holding Corp.	1.8%
Baker Hughes Co.	1.8%
The Hartford Financial Services Group, Inc.	1.8%
Textron, Inc.	1.8%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VETAX — AR (6/24)

Victory Sycamore Established Value Fund

Class C

Ticker: VEVCX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$176	1.68%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 9.86% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Value Index (the "Index"), which returned 11.98% during the period.

• For the trailing 12-month period ended June 30, 2024, sector allocation was the primary driver of relative underperformance. Stock selection partially offset the unfavorable impact of sector weighting for the period.

• Index returns were positive across eight of the 11 major economic sectors and varied widely, with only three sectors outpacing the Index.

• Financials was the top-performing sector for the period. By contrast, health care was the worst-performing sector for the period.

• Stock selection in industrials was the largest detractor from relative performance for the period; however, an overweight in the sector partially offset the unfavorable impact of selection.

• Additionally, stock selection in financials, energy and utilities also detracted from the Fund’s relative return.

• Underweights in Financials (the top-performing sector) and energy were also detractors.

• Conversely, stock selection in information technology, consumer staples, materials, health care, real estate and consumer discretionary contributed to relative return for the period. However, overweights in materials, health care (the worst-performing sector) and consumer staples partially offset the favorable impact of selection in the sectors. Underweights in communication services and real estate also contributed to performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Sycamore Established Value Fund Class C @ NAV - $24,741	Victory Sycamore Established Value Fund Class C @ CDSC - $24,741	S&P 500® Index (regulatory broad based index) - $32,829	Russell Midcap® Value Index - $22,248
2/16Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/16	$11,303	$11,303	$10,941	$11,444
6/17	$13,002	$13,002	$12,898	$13,266
6/18	$14,341	$14,341	$14,753	$14,274
6/19	$15,009	$15,009	$16,289	$14,799
6/20	$13,666	$13,666	$17,512	$13,051
6/21	$21,088	$21,088	$24,656	$19,977
6/22	$19,987	$19,987	$22,038	$17,980
6/23	$22,465	$22,465	$26,357	$19,868
6/24	$24,741	$24,741	$32,829	$22,248
Footnote	Description
Footnote*	Inception date for the Victory Sycamore Established Value Fund, Class C is 3/1/2016.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Class C @ NAV	9.86%	10.46%	11.48%
Class C @ CDSC	8.86%	10.46%	11.48%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	15.33%
Russell Midcap® Value IndexFootnote Reference2	11.98%	8.49%	10.07%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged Russell Midcap® Value Index is a market-capitalization-weighted index that measures the performance of Russell Midcap® Index companies with relatively lower price-to-book ratios and lower forecasted growth.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$18,004,758
Number of Holdings	79
Investment Advisory Fees	$80,626
Portfolio Turnover	34%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.4%
Consumer Staples	5.7%
Energy	5.9%
Information Technology	7.7%
Health Care	8.3%
Real Estate	8.3%
Consumer Discretionary	10.0%
Materials	11.5%
Financials	15.5%
Industrials	20.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

NNN REIT, Inc.	2.1%
Alliant Energy Corp.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Willis Towers Watson PLC	2.0%
Quest Diagnostics, Inc.	2.0%
Lamar Advertising Co., Class A	1.8%
U.S. Foods Holding Corp.	1.8%
Baker Hughes Co.	1.8%
The Hartford Financial Services Group, Inc.	1.8%
Textron, Inc.	1.8%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VEVCX — AR (6/24)

Victory Sycamore Established Value Fund

Class I

Ticker: VEVIX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$61	0.58%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 11.06% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Value Index (the "Index"), which returned 11.98% during the period.

• For the trailing 12-month period ended June 30, 2024, sector allocation was the primary driver of relative underperformance. Stock selection partially offset the unfavorable impact of sector weighting for the period.

• Index returns were positive across eight of the 11 major economic sectors and varied widely, with only three sectors outpacing the Index.

• Financials was the top-performing sector for the period. By contrast, health care was the worst-performing sector for the period.

• Stock selection in industrials was the largest detractor from relative performance for the period; however, an overweight in the sector partially offset the unfavorable impact of selection.

• Additionally, stock selection in financials, energy and utilities also detracted from the Fund’s relative return.

• Underweights in Financials (the top-performing sector) and energy were also detractors.

• Conversely, stock selection in information technology, consumer staples, materials, health care, real estate and consumer discretionary contributed to relative return for the period. However, overweights in materials, health care (the worst-performing sector) and consumer staples partially offset the favorable impact of selection in the sectors. Underweights in communication services and real estate also contributed to performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Sycamore Established Value Fund Class I - $27,435	S&P 500® Index (regulatory broad based index) - $33,521	Russell Midcap® Value Index - $20,809
6/14	$10,000	$10,000	$10,000
6/15	$10,759	$10,742	$10,367
6/16	$11,528	$11,171	$10,704
6/17	$13,398	$13,170	$12,408
6/18	$14,939	$15,064	$13,351
6/19	$15,805	$16,633	$13,842
6/20	$14,546	$17,881	$12,207
6/21	$22,692	$25,175	$18,685
6/22	$21,738	$22,503	$16,817
6/23	$24,703	$26,912	$18,583
6/24	$27,435	$33,521	$20,809

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class I	11.06%	11.66%	10.62%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Midcap® Value IndexFootnote Reference2	11.98%	8.49%	7.60%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged Russell Midcap® Value Index is a market-capitalization-weighted index that measures the performance of Russell Midcap® Index companies with relatively lower price-to-book ratios and lower forecasted growth.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$18,004,758
Number of Holdings	79
Investment Advisory Fees	$80,626
Portfolio Turnover	34%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.4%
Consumer Staples	5.7%
Energy	5.9%
Information Technology	7.7%
Health Care	8.3%
Real Estate	8.3%
Consumer Discretionary	10.0%
Materials	11.5%
Financials	15.5%
Industrials	20.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

NNN REIT, Inc.	2.1%
Alliant Energy Corp.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Willis Towers Watson PLC	2.0%
Quest Diagnostics, Inc.	2.0%
Lamar Advertising Co., Class A	1.8%
U.S. Foods Holding Corp.	1.8%
Baker Hughes Co.	1.8%
The Hartford Financial Services Group, Inc.	1.8%
Textron, Inc.	1.8%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VEVIX — AR (6/24)

Victory Sycamore Established Value Fund

Class R

Ticker: GETGX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$117	1.11%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 10.50% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Value Index (the "Index"), which returned 11.98% during the period.

• For the trailing 12-month period ended June 30, 2024, sector allocation was the primary driver of relative underperformance. Stock selection partially offset the unfavorable impact of sector weighting for the period.

• Index returns were positive across eight of the 11 major economic sectors and varied widely, with only three sectors outpacing the Index.

• Financials was the top-performing sector for the period. By contrast, health care was the worst-performing sector for the period.

• Stock selection in industrials was the largest detractor from relative performance for the period; however, an overweight in the sector partially offset the unfavorable impact of selection.

• Additionally, stock selection in financials, energy and utilities also detracted from the Fund’s relative return.

• Underweights in Financials (the top-performing sector) and energy were also detractors.

• Conversely, stock selection in information technology, consumer staples, materials, health care, real estate and consumer discretionary contributed to relative return for the period. However, overweights in materials, health care (the worst-performing sector) and consumer staples partially offset the favorable impact of selection in the sectors. Underweights in communication services and real estate also contributed to performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Sycamore Established Value Fund Class R - $26,063	S&P 500® Index (regulatory broad based index) - $33,521	Russell Midcap® Value Index - $20,809
6/14	$10,000	$10,000	$10,000
6/15	$10,705	$10,742	$10,367
6/16	$11,407	$11,171	$10,704
6/17	$13,196	$13,170	$12,408
6/18	$14,647	$15,064	$13,351
6/19	$15,412	$16,633	$13,842
6/20	$14,112	$17,881	$12,207
6/21	$21,901	$25,175	$18,685
6/22	$20,869	$22,503	$16,817
6/23	$23,587	$26,912	$18,583
6/24	$26,063	$33,521	$20,809

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class R	10.50%	11.08%	10.05%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Midcap® Value IndexFootnote Reference2	11.98%	8.49%	7.60%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged Russell Midcap® Value Index is a market-capitalization-weighted index that measures the performance of Russell Midcap® Index companies with relatively lower price-to-book ratios and lower forecasted growth.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$18,004,758
Number of Holdings	79
Investment Advisory Fees	$80,626
Portfolio Turnover	34%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.4%
Consumer Staples	5.7%
Energy	5.9%
Information Technology	7.7%
Health Care	8.3%
Real Estate	8.3%
Consumer Discretionary	10.0%
Materials	11.5%
Financials	15.5%
Industrials	20.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

NNN REIT, Inc.	2.1%
Alliant Energy Corp.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Willis Towers Watson PLC	2.0%
Quest Diagnostics, Inc.	2.0%
Lamar Advertising Co., Class A	1.8%
U.S. Foods Holding Corp.	1.8%
Baker Hughes Co.	1.8%
The Hartford Financial Services Group, Inc.	1.8%
Textron, Inc.	1.8%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

GETGX — AR (6/24)

Victory Sycamore Established Value Fund

Class R6

Ticker: VEVRX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$57	0.54%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 11.12% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Value Index (the "Index"), which returned 11.98% during the period.

• For the trailing 12-month period ended June 30, 2024, sector allocation was the primary driver of relative underperformance. Stock selection partially offset the unfavorable impact of sector weighting for the period.

• Index returns were positive across eight of the 11 major economic sectors and varied widely, with only three sectors outpacing the Index.

• Financials was the top-performing sector for the period. By contrast, health care was the worst-performing sector for the period.

• Stock selection in industrials was the largest detractor from relative performance for the period; however, an overweight in the sector partially offset the unfavorable impact of selection.

• Additionally, stock selection in financials, energy and utilities also detracted from the Fund’s relative return.

• Underweights in Financials (the top-performing sector) and energy were also detractors.

• Conversely, stock selection in information technology, consumer staples, materials, health care, real estate and consumer discretionary contributed to relative return for the period. However, overweights in materials, health care (the worst-performing sector) and consumer staples partially offset the favorable impact of selection in the sectors. Underweights in communication services and real estate also contributed to performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Sycamore Established Value Fund Class R6 - $27,549	S&P 500® Index (regulatory broad based index) - $33,521	Russell Midcap® Value Index - $20,809
6/14	$10,000	$10,000	$10,000
6/15	$10,763	$10,742	$10,367
6/16	$11,531	$11,171	$10,704
6/17	$13,416	$13,170	$12,408
6/18	$14,972	$15,064	$13,351
6/19	$15,840	$16,633	$13,842
6/20	$14,581	$17,881	$12,207
6/21	$22,757	$25,175	$18,685
6/22	$21,809	$22,503	$16,817
6/23	$24,793	$26,912	$18,583
6/24	$27,549	$33,521	$20,809

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class R6	11.12%	11.71%	10.67%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Midcap® Value IndexFootnote Reference2	11.98%	8.49%	7.60%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged Russell Midcap® Value Index is a market-capitalization-weighted index that measures the performance of Russell Midcap® Index companies with relatively lower price-to-book ratios and lower forecasted growth.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$18,004,758
Number of Holdings	79
Investment Advisory Fees	$80,626
Portfolio Turnover	34%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.4%
Consumer Staples	5.7%
Energy	5.9%
Information Technology	7.7%
Health Care	8.3%
Real Estate	8.3%
Consumer Discretionary	10.0%
Materials	11.5%
Financials	15.5%
Industrials	20.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

NNN REIT, Inc.	2.1%
Alliant Energy Corp.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Willis Towers Watson PLC	2.0%
Quest Diagnostics, Inc.	2.0%
Lamar Advertising Co., Class A	1.8%
U.S. Foods Holding Corp.	1.8%
Baker Hughes Co.	1.8%
The Hartford Financial Services Group, Inc.	1.8%
Textron, Inc.	1.8%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VEVRX — AR (6/24)

Victory Sycamore Established Value Fund

Class Y

Ticker: VEVYX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$70	0.66%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 10.97% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Value Index (the "Index"), which returned 11.98% during the period.

• For the trailing 12-month period ended June 30, 2024, sector allocation was the primary driver of relative underperformance. Stock selection partially offset the unfavorable impact of sector weighting for the period.

• Index returns were positive across eight of the 11 major economic sectors and varied widely, with only three sectors outpacing the Index.

• Financials was the top-performing sector for the period. By contrast, health care was the worst-performing sector for the period.

• Stock selection in industrials was the largest detractor from relative performance for the period; however, an overweight in the sector partially offset the unfavorable impact of selection.

• Additionally, stock selection in financials, energy and utilities also detracted from the Fund’s relative return.

• Underweights in Financials (the top-performing sector) and energy were also detractors.

• Conversely, stock selection in information technology, consumer staples, materials, health care, real estate and consumer discretionary contributed to relative return for the period. However, overweights in materials, health care (the worst-performing sector) and consumer staples partially offset the favorable impact of selection in the sectors. Underweights in communication services and real estate also contributed to performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Sycamore Established Value Fund Class Y - $27,276	S&P 500® Index (regulatory broad based index) - $33,521	Russell Midcap® Value Index - $20,809
6/14	$10,000	$10,000	$10,000
6/15	$10,742	$10,742	$10,367
6/16	$11,490	$11,171	$10,704
6/17	$13,356	$13,170	$12,408
6/18	$14,894	$15,064	$13,351
6/19	$15,754	$16,633	$13,842
6/20	$14,493	$17,881	$12,207
6/21	$22,607	$25,175	$18,685
6/22	$21,647	$22,503	$16,817
6/23	$24,579	$26,912	$18,583
6/24	$27,276	$33,521	$20,809

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	10.97%	11.60%	10.56%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Midcap® Value IndexFootnote Reference2	11.98%	8.49%	7.60%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged Russell Midcap® Value Index is a market-capitalization-weighted index that measures the performance of Russell Midcap® Index companies with relatively lower price-to-book ratios and lower forecasted growth.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$18,004,758
Number of Holdings	79
Investment Advisory Fees	$80,626
Portfolio Turnover	34%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.4%
Consumer Staples	5.7%
Energy	5.9%
Information Technology	7.7%
Health Care	8.3%
Real Estate	8.3%
Consumer Discretionary	10.0%
Materials	11.5%
Financials	15.5%
Industrials	20.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

NNN REIT, Inc.	2.1%
Alliant Energy Corp.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Willis Towers Watson PLC	2.0%
Quest Diagnostics, Inc.	2.0%
Lamar Advertising Co., Class A	1.8%
U.S. Foods Holding Corp.	1.8%
Baker Hughes Co.	1.8%
The Hartford Financial Services Group, Inc.	1.8%
Textron, Inc.	1.8%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VEVYX — AR (6/24)

Victory Sycamore Small Company Opportunity Fund

Class A

Ticker: SSGSX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$129	1.26%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.91% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2000® Value Index (the "Index"), which returned 10.90% during the period.

• For the trailing 12-month period ended June 30, 2024, stock selection was the primary driver of relative underperformance.

• Sector allocation also detracted from relative return for the period. Sector weighting is a by-product of the bottom-up security selection process and not a result of top-down tactical decisions. Index returns were positive across eight of the 11 major economic sectors and varied widely, with only five sectors outpacing the Index.

• Energy was the top-performing sector for the period. By contrast, communications services was the worst-performing sector for the period.

• Stock selection in industrials, materials, energy, and consumer discretionary detracted from relative performance for the period. However, an overweight in materials partially offset the unfavorable impact of selection in the sector.

• Underweights in financials and energy (the best-performing sector), as well as an overweight in information technology also detracted from relative return. Conversely, underweights in health care and real estate contributed to relative return for the period. Stock selection in consumer staples and health care was also beneficial for the Fund’s performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Sycamore Small Company Opportunity Fund Class A @ NAV - $22,212	Victory Sycamore Small Company Opportunity Fund Class A @ MOP - $20,933	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2000® Value Index - $18,294
6/14	$10,000	$9,424	$10,000	$10,000
6/15	$10,407	$9,808	$10,729	$10,078
6/16	$10,600	$9,990	$10,959	$9,817
6/17	$13,185	$12,427	$12,987	$12,258
6/18	$15,061	$14,194	$14,907	$13,863
6/19	$15,511	$14,618	$16,246	$12,999
6/20	$13,453	$12,679	$17,306	$10,727
6/21	$20,782	$19,585	$24,950	$18,588
6/22	$18,889	$17,802	$21,490	$15,562
6/23	$21,171	$19,953	$25,563	$16,497
6/24	$22,212	$20,933	$31,475	$18,294

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	4.91%	7.45%	8.31%
Class A @ MOP	- 1.12%	6.18%	7.67%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2000® Value IndexFootnote Reference2	10.90%	7.07%	6.23%
Footnote	Description
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Value Index is a market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,686,053
Number of Holdings	115
Investment Advisory Fees	$51,520
Portfolio Turnover	37%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.4%
Health Care	3.7%
Utilities	3.8%
Real Estate	6.6%
Energy	6.7%
Consumer Discretionary	9.5%
Materials	10.1%
Information Technology	10.8%
Industrials	21.7%
Financials	22.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

UMB Financial Corp.	1.6%
SouthState Corp.	1.6%
Wintrust Financial Corp.	1.6%
Magnolia Oil & Gas Corp., Class A	1.6%
Civitas Resources, Inc.	1.6%
IDACORP, Inc.	1.5%
Hub Group, Inc., Class A	1.5%
H.B. Fuller Co.	1.4%
Werner Enterprises, Inc.	1.4%
Cohen & Steers, Inc.	1.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

SSGSX — AR (6/24)

Victory Sycamore Small Company Opportunity Fund

Class I

Ticker: VSOIX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$91	0.89%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 5.29% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2000® Value Index (the "Index"), which returned 10.90% during the period.

• For the trailing 12-month period ended June 30, 2024, stock selection was the primary driver of relative underperformance.

• Sector allocation also detracted from relative return for the period. Sector weighting is a by-product of the bottom-up security selection process and not a result of top-down tactical decisions. Index returns were positive across eight of the 11 major economic sectors and varied widely, with only five sectors outpacing the Index.

• Energy was the top-performing sector for the period. By contrast, communications services was the worst-performing sector for the period.

• Stock selection in industrials, materials, energy, and consumer discretionary detracted from relative performance for the period. However, an overweight in materials partially offset the unfavorable impact of selection in the sector.

• Underweights in financials and energy (the best-performing sector), as well as an overweight in information technology also detracted from relative return. Conversely, underweights in health care and real estate contributed to relative return for the period. Stock selection in consumer staples and health care was also beneficial for the Fund’s performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Sycamore Small Company Opportunity Fund Class I - $22,976	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2000® Value Index - $18,294
6/14	$10,000	$10,000	$10,000
6/15	$10,443	$10,729	$10,078
6/16	$10,668	$10,959	$9,817
6/17	$13,313	$12,987	$12,258
6/18	$15,255	$14,907	$13,863
6/19	$15,765	$16,246	$12,999
6/20	$13,720	$17,306	$10,727
6/21	$21,264	$24,950	$18,588
6/22	$19,398	$21,490	$15,562
6/23	$21,822	$25,563	$16,497
6/24	$22,976	$31,475	$18,294

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class I	5.29%	7.82%	8.67%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2000® Value IndexFootnote Reference2	10.90%	7.07%	6.23%
Footnote	Description
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Value Index is a market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,686,053
Number of Holdings	115
Investment Advisory Fees	$51,520
Portfolio Turnover	37%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.4%
Health Care	3.7%
Utilities	3.8%
Real Estate	6.6%
Energy	6.7%
Consumer Discretionary	9.5%
Materials	10.1%
Information Technology	10.8%
Industrials	21.7%
Financials	22.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

UMB Financial Corp.	1.6%
SouthState Corp.	1.6%
Wintrust Financial Corp.	1.6%
Magnolia Oil & Gas Corp., Class A	1.6%
Civitas Resources, Inc.	1.6%
IDACORP, Inc.	1.5%
Hub Group, Inc., Class A	1.5%
H.B. Fuller Co.	1.4%
Werner Enterprises, Inc.	1.4%
Cohen & Steers, Inc.	1.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VSOIX — AR (6/24)

Victory Sycamore Small Company Opportunity Fund

Class R

Ticker: GOGFX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$149	1.46%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.71% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2000® Value Index (the "Index"), which returned 10.90% during the period.

• For the trailing 12-month period ended June 30, 2024, stock selection was the primary driver of relative underperformance.

• Sector allocation also detracted from relative return for the period. Sector weighting is a by-product of the bottom-up security selection process and not a result of top-down tactical decisions. Index returns were positive across eight of the 11 major economic sectors and varied widely, with only five sectors outpacing the Index.

• Energy was the top-performing sector for the period. By contrast, communications services was the worst-performing sector for the period.

• Stock selection in industrials, materials, energy, and consumer discretionary detracted from relative performance for the period. However, an overweight in materials partially offset the unfavorable impact of selection in the sector.

• Underweights in financials and energy (the best-performing sector), as well as an overweight in information technology also detracted from relative return. Conversely, underweights in health care and real estate contributed to relative return for the period. Stock selection in consumer staples and health care was also beneficial for the Fund’s performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Sycamore Small Company Opportunity Fund Class R - $21,776	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2000® Value Index - $18,294
6/14	$10,000	$10,000	$10,000
6/15	$10,382	$10,729	$10,078
6/16	$10,553	$10,959	$9,817
6/17	$13,100	$12,987	$12,258
6/18	$14,927	$14,907	$13,863
6/19	$15,338	$16,246	$12,999
6/20	$13,282	$17,306	$10,727
6/21	$20,481	$24,950	$18,588
6/22	$18,586	$21,490	$15,562
6/23	$20,796	$25,563	$16,497
6/24	$21,776	$31,475	$18,294

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class R	4.71%	7.26%	8.09%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2000® Value IndexFootnote Reference2	10.90%	7.07%	6.23%
Footnote	Description
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Value Index is a market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,686,053
Number of Holdings	115
Investment Advisory Fees	$51,520
Portfolio Turnover	37%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.4%
Health Care	3.7%
Utilities	3.8%
Real Estate	6.6%
Energy	6.7%
Consumer Discretionary	9.5%
Materials	10.1%
Information Technology	10.8%
Industrials	21.7%
Financials	22.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

UMB Financial Corp.	1.6%
SouthState Corp.	1.6%
Wintrust Financial Corp.	1.6%
Magnolia Oil & Gas Corp., Class A	1.6%
Civitas Resources, Inc.	1.6%
IDACORP, Inc.	1.5%
Hub Group, Inc., Class A	1.5%
H.B. Fuller Co.	1.4%
Werner Enterprises, Inc.	1.4%
Cohen & Steers, Inc.	1.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

GOGFX — AR (6/24)

Victory Sycamore Small Company Opportunity Fund

Class R6

Ticker: VSORX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$87	0.85%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 5.34% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2000® Value Index (the "Index"), which returned 10.90% during the period.

• For the trailing 12-month period ended June 30, 2024, stock selection was the primary driver of relative underperformance.

• Sector allocation also detracted from relative return for the period. Sector weighting is a by-product of the bottom-up security selection process and not a result of top-down tactical decisions. Index returns were positive across eight of the 11 major economic sectors and varied widely, with only five sectors outpacing the Index.

• Energy was the top-performing sector for the period. By contrast, communications services was the worst-performing sector for the period.

• Stock selection in industrials, materials, energy, and consumer discretionary detracted from relative performance for the period. However, an overweight in materials partially offset the unfavorable impact of selection in the sector.

• Underweights in financials and energy (the best-performing sector), as well as an overweight in information technology also detracted from relative return. Conversely, underweights in health care and real estate contributed to relative return for the period. Stock selection in consumer staples and health care was also beneficial for the Fund’s performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Sycamore Small Company Opportunity Fund Class R6 - $22,979	Russell 3000® Index (regulatory broad based index) - $30,155	Russell 2000® Value Index - $20,177
12/15Footnote Reference*	$10,000	$10,000	$10,000
6/16	$10,641	$10,499	$10,828
6/17	$13,278	$12,443	$13,519
6/18	$15,219	$14,282	$15,290
6/19	$15,731	$15,564	$14,337
6/20	$13,700	$16,581	$11,831
6/21	$21,242	$23,903	$20,501
6/22	$19,387	$20,589	$17,163
6/23	$21,814	$24,491	$18,194
6/24	$22,979	$30,155	$20,177
Footnote	Description
Footnote*	Inception date for the Victory Sycamore Small Company Opportunity Fund, Class R6 is 12/14/2015.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Class R6	5.34%	7.87%	10.23%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	13.79%
Russell 2000® Value IndexFootnote Reference2	10.90%	7.07%	8.56%
Footnote	Description
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Value Index is a market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,686,053
Number of Holdings	115
Investment Advisory Fees	$51,520
Portfolio Turnover	37%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.4%
Health Care	3.7%
Utilities	3.8%
Real Estate	6.6%
Energy	6.7%
Consumer Discretionary	9.5%
Materials	10.1%
Information Technology	10.8%
Industrials	21.7%
Financials	22.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

UMB Financial Corp.	1.6%
SouthState Corp.	1.6%
Wintrust Financial Corp.	1.6%
Magnolia Oil & Gas Corp., Class A	1.6%
Civitas Resources, Inc.	1.6%
IDACORP, Inc.	1.5%
Hub Group, Inc., Class A	1.5%
H.B. Fuller Co.	1.4%
Werner Enterprises, Inc.	1.4%
Cohen & Steers, Inc.	1.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VSORX — AR (6/24)

Victory Sycamore Small Company Opportunity Fund

Class Y

Ticker: VSOYX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$101	0.98%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 5.22% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2000® Value Index (the "Index"), which returned 10.90% during the period.

• For the trailing 12-month period ended June 30, 2024, stock selection was the primary driver of relative underperformance.

• Sector allocation also detracted from relative return for the period. Sector weighting is a by-product of the bottom-up security selection process and not a result of top-down tactical decisions. Index returns were positive across eight of the 11 major economic sectors and varied widely, with only five sectors outpacing the Index.

• Energy was the top-performing sector for the period. By contrast, communications services was the worst-performing sector for the period.

• Stock selection in industrials, materials, energy, and consumer discretionary detracted from relative performance for the period. However, an overweight in materials partially offset the unfavorable impact of selection in the sector.

• Underweights in financials and energy (the best-performing sector), as well as an overweight in information technology also detracted from relative return. Conversely, underweights in health care and real estate contributed to relative return for the period. Stock selection in consumer staples and health care was also beneficial for the Fund’s performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Sycamore Small Company Opportunity Fund Class Y - $22,653	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2000® Value Index - $18,294
6/14	$10,000	$10,000	$10,000
6/15	$10,423	$10,729	$10,078
6/16	$10,630	$10,959	$9,817
6/17	$13,233	$12,987	$12,258
6/18	$15,130	$14,907	$13,863
6/19	$15,613	$16,246	$12,999
6/20	$13,571	$17,306	$10,727
6/21	$21,004	$24,950	$18,588
6/22	$19,154	$21,490	$15,562
6/23	$21,529	$25,563	$16,497
6/24	$22,653	$31,475	$18,294

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	5.22%	7.73%	8.52%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2000® Value IndexFootnote Reference2	10.90%	7.07%	6.23%
Footnote	Description
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Value Index is a market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,686,053
Number of Holdings	115
Investment Advisory Fees	$51,520
Portfolio Turnover	37%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.4%
Health Care	3.7%
Utilities	3.8%
Real Estate	6.6%
Energy	6.7%
Consumer Discretionary	9.5%
Materials	10.1%
Information Technology	10.8%
Industrials	21.7%
Financials	22.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

UMB Financial Corp.	1.6%
SouthState Corp.	1.6%
Wintrust Financial Corp.	1.6%
Magnolia Oil & Gas Corp., Class A	1.6%
Civitas Resources, Inc.	1.6%
IDACORP, Inc.	1.5%
Hub Group, Inc., Class A	1.5%
H.B. Fuller Co.	1.4%
Werner Enterprises, Inc.	1.4%
Cohen & Steers, Inc.	1.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

VSOYX — AR (6/24)

(b)  Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. E. Lee Beard is an “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Audit Fees. Fees for audit services provided to the Registrant were $226,900 and $226,900 for the fiscal years ended June 30, 2024 and 2023, respectively.
Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for audit-related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item were $0 and $0 for the fiscal years ended June 30, 2024 and 2023, respectively. The fees, paid by the Registrant, were payment for the principal accountant performing work relating to assurance and related services.
Tax Fees. Fees for tax services, which consisted of income and excise tax compliance services, were $67,350 and $74,050 for the fiscal years ended June 30, 2024 and 2023, respectively.
All Other Fees. Fees for other services totaled $0 and $0 for the fiscal years ended June 30, 2024 and 2023, respectively. [Or other client preferred language.]
The Registrant’s Audit Committee has adopted Pre-Approval Policies and Procedures. The Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit Committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.
No services described in items (b) were pre-approved by the Audit Committee pursuant to Rule 2 01(c)(7)(i)(c) of Regulation S-X.
All of the work in connection with the audit of the Registrant during the years ended June 30, 2024 and 2023 was performed by full-time employees of the Registrant’s principal accountant.
The aggregate fees billed by the principal accountant for non-audit services to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $67,350 and $74,050 for the years ended June 30, 2024 and 2023, respectively.
The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.
Not applicable.
Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

          (a)

June 30, 2024
Annual Report: Full Financials
Victory Integrity Discovery Fund
Victory Integrity Mid-Cap Value Fund
Victory Integrity Small-Cap Value Fund
Victory Integrity Small/Mid-Cap Value Fund
Victory Munder Multi-Cap Fund
Victory S&P 500 Index Fund
Victory Munder Mid-Cap Core Growth Fund
Victory Trivalent International Fund — Core Equity
Victory Trivalent International Small-Cap Fund
Victory Total Return Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments
Victory Integrity Discovery Fund
2
Victory Integrity Mid-Cap Value Fund
5
Victory Integrity Small-Cap Value Fund
8
Victory Integrity Small/Mid-Cap Value Fund
11
Victory Munder Multi-Cap Fund
14
Victory S&P 500 Index Fund
17
Victory Munder Mid-Cap Core Growth Fund
27
Victory Trivalent International Fund — Core Equity
29
Victory Trivalent International Small-Cap Fund
39
Victory Total Return Bond Fund
48
Financial Statements
Statements of Assets and Liabilities
55
Statements of Operations
59
Statements of Changes in Net Assets
63
Financial Highlights
76
Notes to Financial Statements 117
Report of Independent Registered Public Accounting Firm 132
Supplemental Information (Unaudited)
Proxy Voting and Portfolio Holdings Information
133
Additional Federal Income Tax Information
134

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory Integrity Discovery Fund
2
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.2%)
Banks (19.5%):
Bridgewater Bancshares, Inc. (a) ............................................ 37,000 $ 429
Business First Bancshares, Inc. ............................................. 16,450 358
Central Pacific Financial Corp. ............................................. 21,700 460
Civista Bancshares, Inc. .................................................. 30,000 465
ConnectOne Bancorp, Inc. ................................................ 32,450 613
Dime Community Bancshares, Inc. .......................................... 26,500 541
Financial Institutions, Inc. ................................................. 21,700 419
First Internet Bancorp .................................................... 16,450 444
First Mid Bancshares, Inc. ................................................ 17,650 580
German American Bancorp, Inc. ............................................ 18,000 636
HarborOne Bancorp, Inc. ................................................. 47,000 523
Heritage Commerce Corp. ................................................ 65,700 572
Independent Bank Corp. .................................................. 17,600 475
Mercantile Bank Corp. ................................................... 10,000 406
Origin Bancorp, Inc. ..................................................... 20,200 641
Peoples Bancorp, Inc. .................................................... 20,200 606
Premier Financial Corp. .................................................. 28,000 573
Primis Financial Corp. ................................................... 43,000 451
QCR Holdings, Inc. ..................................................... 8,450 507
SmartFinancial, Inc. ..................................................... 17,675 418
Southern Missouri Bancorp, Inc. ............................................ 11,500 518
The First Bancshares, Inc. ................................................. 23,300 605
Univest Financial Corp. .................................................. 17,300 395
Washington Trust Bancorp, Inc. ............................................. 11,600 318
11,953
Capital Markets (0.9%):
Diamond Hill Investment Group, Inc. ........................................ 4,070 573
Communication Services (4.7%):
Clear Channel Outdoor Holdings, Inc. (a) ...................................... 383,000 540
IMAX Corp. (a) ........................................................ 33,365 560
Magnite, Inc. (a) ........................................................ 33,963 451
PubMatic, Inc. , Class A (a) ................................................ 20,902 424
The E.W. Scripps Co. , Class A (a) ........................................... 111,000 349
The Marcus Corp. ...................................................... 47,100 536
2,860
Consumer Discretionary (11.7%):
BJ's Restaurants, Inc. (a) .................................................. 16,500 572
Caleres, Inc. .......................................................... 16,170 543
Chuy's Holdings, Inc. (a) .................................................. 15,600 404
European Wax Center, Inc. , Class A (a) (b) ...................................... 33,000 328
Latham Group, Inc. (a) ................................................... 125,000 379
Lindblad Expeditions Holdings, Inc. (a) ....................................... 55,800 538
MasterCraft Boat Holdings, Inc. (a) .......................................... 16,400 310
Motorcar Parts of America, Inc. (a) ........................................... 50,400 311
National Vision Holdings, Inc. (a) ............................................ 24,200 317
OneWater Marine, Inc. (a) ................................................. 19,000 524
PlayAGS, Inc. (a) ....................................................... 20,050 231
Portillo's, Inc. , Class A (a) ................................................. 36,900 359
Potbelly Corp. (a) ....................................................... 38,500 309
Red Robin Gourmet Burgers, Inc. (a) (b) ....................................... 64,400 487
Shoe Carnival, Inc. ...................................................... 8,700 321
Universal Electronics, Inc. (a) .............................................. 29,500 343
Wolverine World Wide, Inc. ............................................... 41,700 564
Zumiez, Inc. (a) ........................................................ 17,350 338
7,178
Consumer Finance (0.9%):
EZCORP, Inc. , Class A (a) ................................................. 51,400 538

Victory Portfolios
Victory Integrity Discovery Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Energy (6.8%):
Ardmore Shipping Corp. .................................................. 29,525 $ 665
Berry Corp. ........................................................... 79,700 515
Diamond Offshore Drilling, Inc. (a) .......................................... 43,500 674
ProPetro Holding Corp. (a) ................................................ 54,750 475
Riley Exploration Permian, Inc. ............................................. 13,996 396
Solaris Oilfield Infrastructure, Inc. , Class A .................................... 53,000 455
Talos Energy, Inc. (a) ..................................................... 30,750 373
Vital Energy, Inc. (a) ..................................................... 13,100 587
4,140
Financial Services (1.0%):
I3 Verticals, Inc. , Class A (a) ............................................... 26,500 585
Health Care (6.2%):
Artivion, Inc. (a) ........................................................ 30,600 785
Brookdale Senior Living, Inc. (a) ............................................ 133,000 908
Collegium Pharmaceutical, Inc. (a) ........................................... 15,450 497
HealthStream, Inc. ...................................................... 21,850 610
MiMedx Group, Inc. (a) ................................................... 71,563 496
Orthofix Medical, Inc. (a) ................................................. 36,500 484
3,780
Industrials (18.6%):
BlueLinx Holdings, Inc. (a) ................................................ 5,500 512
Columbus McKinnon Corp. ............................................... 17,550 606
Covenant Logistics Group, Inc. ............................................. 9,825 484
CRA International, Inc. ................................................... 3,200 551
Ducommun, Inc. (a) ..................................................... 10,700 621
DXP Enterprises, Inc. (a) .................................................. 12,050 552
Enviri Corp. (a) ......................................................... 75,300 650
Great Lakes Dredge & Dock Corp. (a) ........................................ 70,000 615
IBEX Holdings Ltd. (a) ................................................... 28,200 456
Insteel Industries, Inc. .................................................... 13,700 424
Interface, Inc. ......................................................... 42,200 619
Kelly Services, Inc. , Class A ............................................... 18,400 394
Liquidity Services, Inc. (a) ................................................. 20,600 412
Matrix Service Co. (a) .................................................... 40,000 397
Pangaea Logistics Solutions Ltd. ............................................ 61,500 482
Park Aerospace Corp. .................................................... 24,400 334
Park-Ohio Holdings Corp. ................................................ 13,200 342
Quanex Building Products Corp. ............................................ 13,600 376
Star Bulk Carriers Corp. .................................................. 13,498 329
Thermon Group Holdings, Inc. (a) ........................................... 20,875 642
Titan Machinery, Inc. (a) .................................................. 24,000 382
VSE Corp. ............................................................ 6,850 605
Willdan Group, Inc. (a) ................................................... 19,900 574
11,359
Information Technology (13.4%):
Bel Fuse, Inc. , Class B ................................................... 4,700 307
Benchmark Electronics, Inc. ............................................... 10,400 410
Digi International, Inc. (a) ................................................. 19,750 453
Harmonic, Inc. (a) ....................................................... 44,700 526
Ichor Holdings Ltd. (a) ................................................... 21,225 818
Infinera Corp. (a) ....................................................... 66,000 402
Kimball Electronics, Inc. (a) ............................................... 33,050 727
nLight, Inc. (a) ......................................................... 53,000 579
OneSpan, Inc. (a) ....................................................... 33,800 433
PDF Solutions, Inc. (a) ................................................... 14,600 531
Ribbon Communications, Inc. (a) ............................................ 172,400 567
SkyWater Technology, Inc. (a) (b) ............................................ 55,000 421
Thoughtworks Holding, Inc. (a) ............................................. 106,000 301
TTM Technologies, Inc. (a) ................................................ 30,000 583

Victory Portfolios
Victory Integrity Discovery Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Veeco Instruments, Inc. (a) ................................................. 14,380 $ 672
Vishay Precision Group, Inc. (a) ............................................. 15,750 479
8,209
Insurance (1.5%):
HCI Group, Inc. ........................................................ 5,100 470
Heritage Insurance Holdings, Inc. (a) ......................................... 61,800 438
908
Materials (5.7%):
AdvanSix, Inc. ......................................................... 24,200 555
Clearwater Paper Corp. (a) ................................................. 13,000 630
Haynes International, Inc. ................................................. 3,475 204
Koppers Holdings, Inc. ................................................... 11,900 440
Metallus, Inc. (a) ........................................................ 29,300 594
Radius Recycling, Inc. ................................................... 28,000 427
Ramaco Resources, Inc. , Class A ............................................ 25,600 319
SunCoke Energy, Inc. .................................................... 36,000 353
3,522
Mortgage Real Estate Investment Trusts (REITs) (1.6%):
Ares Commercial Real Estate Corp. (b) ........................................ 49,300 328
Dynex Capital, Inc. ..................................................... 53,050 633
961
Real Estate (4.9%):
City Office REIT, Inc. .................................................... 91,000 453
Global Medical REIT, Inc. ................................................ 70,000 636
NETSTREIT Corp. (b) ................................................... 44,800 721
NexPoint Residential Trust, Inc. ............................................ 12,600 498
Plymouth Industrial REIT, Inc. ............................................. 31,700 678
2,986
Utilities (0.8%):
Unitil Corp. ........................................................... 9,430 488
Total Common Stocks (Cost $52,529)
a
a
a
60,040
Collateral for Securities Loaned (2.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 432,438 433
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (c) ............ 432,438 432
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 432,438 433
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (c) . 432,438 432
Total Collateral for Securities Loaned (Cost $1,730)
a
a
a
1,730
Total Investments (Cost $54,259) — 101.0% 61,770
Liabilities in excess of other assets — (1.0)% (583)
NET ASSETS - 100.00% $ 61,187
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2024.
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory Integrity Mid-Cap Value Fund
5
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.5%)
Communication Services (2.2%):
Liberty Media Corp.-Liberty Formula One (a) ................................... 33,476 $ 2,405
Lions Gate Entertainment Corp. , Class B (a) .................................... 167,648 1,436
Take-Two Interactive Software, Inc. (a) ........................................ 18,334 2,851
6,692
Consumer Discretionary (9.6%):
Brunswick Corp. ....................................................... 28,402 2,067
Caesars Entertainment, Inc. (a) .............................................. 75,248 2,990
Marriott Vacations Worldwide Corp. ......................................... 29,691 2,593
Mohawk Industries, Inc. (a) ................................................ 18,294 2,078
Nordstrom, Inc. ........................................................ 100,848 2,140
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 163,600 3,074
PVH Corp. ........................................................... 22,620 2,395
Ralph Lauren Corp. ..................................................... 9,455 1,655
Ross Stores, Inc. ....................................................... 17,896 2,601
Victoria's Secret & Co. (a) ................................................. 97,200 1,717
Visteon Corp. (a) ........................................................ 25,613 2,733
Yum! Brands, Inc. ...................................................... 23,831 3,157
29,200
Consumer Staples (6.7%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 29,188 2,564
Casey's General Stores, Inc. ............................................... 5,601 2,137
Coty, Inc. , Class A (a) .................................................... 253,112 2,536
Dollar Tree, Inc. (a) ...................................................... 18,167 1,940
Kenvue, Inc. .......................................................... 98,826 1,796
Performance Food Group Co. (a) ............................................ 37,191 2,459
Pilgrim's Pride Corp. (a) .................................................. 55,525 2,137
Post Holdings, Inc. (a) .................................................... 17,534 1,826
Sprouts Farmers Market, Inc. (a) ............................................ 37,290 3,120
20,515
Energy (5.7%):
Antero Resources Corp. (a) ................................................ 88,865 2,900
Civitas Resources, Inc. ................................................... 40,050 2,764
Devon Energy Corp. ..................................................... 51,686 2,450
Diamondback Energy, Inc. ................................................ 16,925 3,388
Halliburton Co. ........................................................ 97,673 3,299
Ovintiv, Inc. .......................................................... 51,978 2,436
17,237
Financials (14.8%):
Annaly Capital Management, Inc. ........................................... 108,734 2,072
Arch Capital Group Ltd. (a) ................................................ 33,200 3,349
Arthur J. Gallagher & Co. ................................................. 11,070 2,871
Cincinnati Financial Corp. ................................................ 19,567 2,311
Fifth Third Bancorp ..................................................... 92,100 3,361
First Horizon Corp. ..................................................... 185,000 2,917
Global Payments, Inc. .................................................... 30,900 2,988
Huntington Bancshares, Inc. ............................................... 242,000 3,189
Lincoln National Corp. ................................................... 79,829 2,483
M&T Bank Corp. ....................................................... 19,462 2,946
Nasdaq, Inc. .......................................................... 43,500 2,621
Principal Financial Group, Inc. ............................................. 26,892 2,110
Raymond James Financial, Inc. ............................................. 25,988 3,212
Reinsurance Group of America, Inc. ......................................... 14,745 3,027
State Street Corp. ....................................................... 46,850 3,467
The Hartford Financial Services Group, Inc. .................................... 23,370 2,350
45,274
Health Care (9.4%):
Agilent Technologies, Inc. ................................................. 23,195 3,007

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Centene Corp. (a) ....................................................... 40,775 $ 2,703
Encompass Health Corp. .................................................. 30,362 2,605
GE HealthCare Technologies, Inc. ........................................... 38,825 3,025
Globus Medical, Inc. (a) .................................................. 36,168 2,477
Jazz Pharmaceuticals PLC (a) .............................................. 19,702 2,103
Labcorp Holdings, Inc. ................................................... 12,373 2,518
Perrigo Co. PLC ....................................................... 87,585 2,249
STERIS PLC .......................................................... 14,798 3,249
Tenet Healthcare Corp. (a) ................................................. 15,539 2,067
United Therapeutics Corp. (a) .............................................. 8,065 2,569
28,572
Industrials (18.2%):
Alight, Inc. , Class A (a) ................................................... 259,120 1,912
Carrier Global Corp. ..................................................... 40,123 2,531
Clean Harbors, Inc. (a) ................................................... 11,379 2,573
Core & Main, Inc. , Class A (a) .............................................. 61,934 3,031
Cummins, Inc. ......................................................... 7,572 2,097
Delta Air Lines, Inc. ..................................................... 51,900 2,462
Fluor Corp. (a) ......................................................... 56,383 2,455
ITT, Inc. ............................................................. 22,817 2,947
Jacobs Solutions, Inc. .................................................... 20,505 2,865
Knight-Swift Transportation Holdings, Inc. .................................... 56,303 2,811
L3Harris Technologies, Inc. ............................................... 12,414 2,788
Oshkosh Corp. ......................................................... 20,173 2,183
Pentair PLC ........................................................... 40,999 3,143
Regal Rexnord Corp. .................................................... 18,931 2,560
Robert Half, Inc. ....................................................... 28,730 1,838
Saia, Inc. (a) ........................................................... 6,291 2,984
Sensata Technologies Holding PLC .......................................... 69,458 2,597
Textron, Inc. .......................................................... 35,695 3,065
The Brink's Co. ........................................................ 28,475 2,916
WESCO International, Inc. ................................................ 15,315 2,428
Westinghouse Air Brake Technologies Corp. .................................... 20,481 3,237
55,423
Information Technology (9.0%):
Akamai Technologies, Inc. (a) .............................................. 27,603 2,486
Amdocs Ltd. .......................................................... 38,008 3,000
Ciena Corp. (a) ......................................................... 54,908 2,645
Flex Ltd. (a) ........................................................... 82,744 2,440
HP, Inc. .............................................................. 89,257 3,126
Jabil, Inc. ............................................................ 20,864 2,270
Microchip Technology, Inc. ................................................ 50,415 4,613
MKS Instruments, Inc. ................................................... 15,589 2,036
TD SYNNEX Corp. ..................................................... 21,761 2,511
Western Digital Corp. (a) .................................................. 31,922 2,419
27,546
Materials (9.1%):
ATI, Inc. (a) ........................................................... 51,428 2,852
Celanese Corp. ......................................................... 21,600 2,914
Cleveland-Cliffs, Inc. (a) .................................................. 181,319 2,790
Corteva, Inc. .......................................................... 64,400 3,474
Huntsman Corp. ........................................................ 92,872 2,115
International Paper Co. ................................................... 46,539 2,008
Martin Marietta Materials, Inc. ............................................. 5,959 3,228
PPG Industries, Inc. ..................................................... 21,253 2,675
Reliance, Inc. .......................................................... 9,757 2,787
Westlake Corp. ........................................................ 20,541 2,975
27,818
Real Estate (7.4%):
Camden Property Trust ................................................... 16,610 1,813

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Essex Property Trust, Inc. ................................................. 9,855 $ 2,683
Federal Realty Investment Trust ............................................ 25,414 2,566
Host Hotels & Resorts, Inc. ................................................ 118,300 2,127
Realty Income Corp. .................................................... 83,968 4,435
VICI Properties, Inc. .................................................... 111,000 3,179
Welltower, Inc. ......................................................... 29,891 3,116
Weyerhaeuser Co. ...................................................... 93,700 2,660
22,579
Utilities (6.4%):
CenterPoint Energy, Inc. .................................................. 67,949 2,105
Evergy, Inc. ........................................................... 49,556 2,625
FirstEnergy Corp. ....................................................... 64,315 2,461
National Fuel Gas Co. ................................................... 36,453 1,975
Pinnacle West Capital Corp. ............................................... 41,695 3,185
PPL Corp. ............................................................ 98,875 2,734
UGI Corp. ............................................................ 101,765 2,330
Xcel Energy, Inc. ....................................................... 42,136 2,251
19,666
Total Common Stocks (Cost $265,170)
a
a
a
300,522
Total Investments (Cost $265,170) — 98.5% 300,522
Other assets in excess of liabilities — 1.5% 4,530
NET ASSETS - 100.00% $ 305,052
(a) Non-income producing security.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory Integrity Small-Cap Value Fund
8
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.8%)
Communication Services (2.9%):
Cinemark Holdings, Inc. (a) ................................................ 588,700 $ 12,728
Iridium Communications, Inc. .............................................. 315,600 8,401
Lions Gate Entertainment Corp. , Class B (a) .................................... 832,800 7,137
Magnite, Inc. (a) ........................................................ 533,800 7,094
35,360
Consumer Discretionary (8.4%):
American Eagle Outfitters, Inc. ............................................. 390,100 7,786
Bloomin' Brands, Inc. .................................................... 486,300 9,352
Jack in the Box, Inc. ..................................................... 179,600 9,149
Marriott Vacations Worldwide Corp. ......................................... 143,800 12,557
Nordstrom, Inc. (b) ...................................................... 649,100 13,774
PVH Corp. ........................................................... 77,695 8,226
Sally Beauty Holdings, Inc. (a) .............................................. 814,000 8,734
Steven Madden Ltd. ..................................................... 178,872 7,566
The Buckle, Inc. ........................................................ 186,600 6,893
Victoria's Secret & Co. (a) ................................................. 390,500 6,900
Visteon Corp. (a) ........................................................ 101,400 10,819
101,756
Consumer Staples (2.5%):
Edgewell Personal Care Co. ............................................... 172,000 6,912
Grocery Outlet Holding Corp. (a) ............................................ 313,600 6,937
The Andersons, Inc. ..................................................... 167,600 8,313
The Chefs' Warehouse, Inc. (a) .............................................. 211,500 8,272
30,434
Energy (9.7%):
Atlas Energy Solutions, Inc. ............................................... 557,100 11,103
California Resources Corp. ................................................ 197,000 10,484
Civitas Resources, Inc. ................................................... 187,300 12,924
Diamond Offshore Drilling, Inc. (a) .......................................... 884,300 13,698
International Seaways, Inc. ................................................ 221,875 13,119
Murphy Oil Corp. ...................................................... 364,700 15,040
Scorpio Tankers, Inc. .................................................... 156,000 12,681
Talos Energy, Inc. (a) ..................................................... 749,700 9,109
Uranium Energy Corp. (a) (b) ............................................... 1,525,000 9,165
Vital Energy, Inc. (a) ..................................................... 208,400 9,341
116,664
Financials (24.1%):
AGNC Investment Corp. (b) ............................................... 1,325,000 12,640
Ameris Bancorp ........................................................ 218,200 10,986
Artisan Partners Asset Management, Inc. , Class A ................................ 147,800 6,100
Assured Guaranty Ltd. ................................................... 112,400 8,672
Atlantic Union Bankshares Corp. ............................................ 339,500 11,153
Bank of Hawaii Corp. .................................................... 216,400 12,380
Bank OZK ............................................................ 168,000 6,888
Banner Corp. .......................................................... 253,000 12,559
Bread Financial Holdings, Inc. ............................................. 288,000 12,833
CNO Financial Group, Inc. ................................................ 278,400 7,717
Dynex Capital, Inc. ..................................................... 823,000 9,827
First Bancorp .......................................................... 254,500 8,124
First Merchants Corp. .................................................... 347,500 11,568
Glacier Bancorp, Inc. .................................................... 368,300 13,745
Hancock Whitney Corp. .................................................. 227,600 10,886
Independent Bank Corp. .................................................. 202,700 10,281
Kemper Corp. ......................................................... 114,389 6,787
Ladder Capital Corp. .................................................... 703,100 7,938
MGIC Investment Corp. .................................................. 566,600 12,210
NBT Bancorp, Inc. ...................................................... 230,000 8,878
Northwest Bancshares, Inc. ................................................ 978,500 11,302

Victory Portfolios
Victory Integrity Small-Cap Value Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Pacific Premier Bancorp, Inc. .............................................. 531,900 $ 12,218
Prosperity Bancshares, Inc. ................................................ 135,000 8,254
RLI Corp. ............................................................ 49,500 6,964
Sandy Spring Bancorp, Inc. ................................................ 302,400 7,366
Skyward Specialty Insurance Group, Inc. (a) .................................... 231,973 8,393
SouthState Corp. ....................................................... 204,900 15,658
Veritex Holdings, Inc. .................................................... 459,700 9,695
Virtus Investment Partners, Inc. ............................................. 41,700 9,418
291,440
Health Care (7.0%):
Brookdale Senior Living, Inc. (a) ............................................ 1,044,800 7,136
Collegium Pharmaceutical, Inc. (a) ........................................... 182,100 5,864
Fortrea Holdings, Inc. (a) .................................................. 404,400 9,439
Haemonetics Corp. (a) .................................................... 114,889 9,505
ICU Medical, Inc. (a) .................................................... 60,800 7,220
LivaNova PLC (a) ....................................................... 208,050 11,405
Perrigo Co. PLC ....................................................... 241,800 6,210
Prestige Consumer Healthcare, Inc. (a) ........................................ 145,872 10,043
Select Medical Holdings Corp. ............................................. 247,500 8,677
Supernus Pharmaceuticals, Inc. (a) ........................................... 319,900 8,557
84,056
Industrials (13.3%):
Alight, Inc. , Class A (a) ................................................... 1,305,500 9,635
ArcBest Corp. ......................................................... 84,000 8,995
Atkore, Inc. ........................................................... 42,400 5,721
Genco Shipping & Trading Ltd. ............................................. 379,500 8,087
Gibraltar Industries, Inc. (a) ................................................ 148,800 10,200
Hub Group, Inc. , Class A ................................................. 204,500 8,804
Janus International Group, Inc. (a) ........................................... 562,000 7,098
Korn Ferry ........................................................... 160,800 10,796
ManpowerGroup, Inc. ................................................... 82,000 5,724
Moog, Inc. , Class A ..................................................... 40,500 6,776
MRC Global, Inc. (a) ..................................................... 584,800 7,550
Mueller Water Products, Inc. , Class A ........................................ 555,100 9,947
Ryder System, Inc. ...................................................... 67,226 8,328
SkyWest, Inc. (a) ........................................................ 110,800 9,093
Terex Corp. ........................................................... 144,000 7,897
The Brink's Co. ........................................................ 114,950 11,771
The Greenbrier Cos., Inc. ................................................. 150,100 7,437
The Manitowoc Co., Inc. (a) ............................................... 338,100 3,898
Titan International, Inc. (a) ................................................. 516,500 3,827
Wabash National Corp. ................................................... 399,300 8,721
160,305
Information Technology (7.4%):
Belden, Inc. ........................................................... 114,200 10,712
Diodes, Inc. (a) ......................................................... 168,100 12,091
Extreme Networks, Inc. (a) ................................................ 423,300 5,693
Harmonic, Inc. (a) ....................................................... 733,000 8,627
Knowles Corp. (a) ....................................................... 245,400 4,236
Kulicke & Soffa Industries, Inc. ............................................. 186,500 9,174
Plexus Corp. (a) ........................................................ 80,700 8,327
Sanmina Corp. (a) ....................................................... 154,700 10,249
Synaptics, Inc. (a) ....................................................... 134,200 11,837
Veeco Instruments, Inc. (a) ................................................. 187,500 8,758
89,704
Materials (8.2%):
Arch Resources, Inc. .................................................... 80,200 12,209
Avient Corp. .......................................................... 208,800 9,114
Commercial Metals Co. .................................................. 217,400 11,955
Huntsman Corp. ........................................................ 443,100 10,089

Victory Portfolios
Victory Integrity Small-Cap Value Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Ingevity Corp. (a) ....................................................... 236,200 $ 10,324
Minerals Technologies, Inc. ................................................ 133,000 11,060
Myers Industries, Inc. .................................................... 424,400 5,679
Orion SA ............................................................. 436,800 9,583
Summit Materials, Inc. , Class A (a) .......................................... 343,400 12,572
Tronox Holdings PLC ................................................... 433,000 6,794
99,379
Real Estate (9.5%):
Alexander & Baldwin, Inc. ................................................ 393,300 6,670
Broadstone Net Lease, Inc. ................................................ 454,100 7,207
CareTrust REIT, Inc. .................................................... 333,200 8,363
Cushman & Wakefield PLC (a) ............................................. 977,900 10,170
DiamondRock Hospitality Co. .............................................. 1,061,900 8,973
Easterly Government Properties, Inc. ......................................... 780,900 9,660
Essential Properties Realty Trust, Inc. ........................................ 389,200 10,785
LXP Industrial Trust ..................................................... 1,238,600 11,296
Sabra Health Care REIT, Inc. .............................................. 663,500 10,218
SITE Centers Corp. ..................................................... 715,000 10,368
STAG Industrial, Inc. .................................................... 197,900 7,136
Summit Hotel Properties, Inc. .............................................. 1,064,700 6,378
Veris Residential, Inc. .................................................... 521,700 7,825
115,049
Utilities (5.8%):
National Fuel Gas Co. ................................................... 183,600 9,949
Northwestern Energy Group, Inc. ........................................... 251,500 12,595
ONE Gas, Inc. ......................................................... 182,800 11,672
PNM Resources, Inc. .................................................... 306,000 11,310
Portland General Electric Co. .............................................. 311,600 13,473
Spire, Inc. ............................................................ 187,300 11,375
70,374
Total Common Stocks (Cost $1,104,307)
a
a
a
1,194,521
Exchange-Traded Funds (0.5%)
iShares Russell 2000 Value ETF (b) .......................................... 40,000 6,092
Total Exchange-Traded Funds (Cost $5,874)
a
a
a
6,092
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 1,845,375 1,846
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (c) ............ 1,845,375 1,845
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 1,845,375 1,846
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (c) . 1,845,375 1,845
Total Collateral for Securities Loaned (Cost $7,382)
a
a
a
7,382
Total Investments (Cost $1,117,563) — 99.9% 1,207,995
Other assets in excess of liabilities — 0.1% 630
NET ASSETS - 100.00% $ 1,208,625
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund
11
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (97.7%)
Communication Services (3.4%):
Cinemark Holdings, Inc. (a) ................................................ 145,209 $ 3,140
Iridium Communications, Inc. .............................................. 106,696 2,840
Liberty Media Corp.-Liberty Formula One (a) ................................... 37,002 2,658
Lions Gate Entertainment Corp. , Class B (a) .................................... 202,468 1,735
10,373
Consumer Discretionary (11.7%):
Bloomin' Brands, Inc. .................................................... 124,447 2,393
Brunswick Corp. ....................................................... 28,565 2,079
Caesars Entertainment, Inc. (a) .............................................. 83,163 3,305
Churchill Downs, Inc. .................................................... 16,682 2,329
Marriott Vacations Worldwide Corp. ......................................... 37,690 3,291
Mohawk Industries, Inc. (a) ................................................ 22,739 2,583
Nordstrom, Inc. ........................................................ 169,577 3,598
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 180,000 3,382
PVH Corp. ........................................................... 25,847 2,736
Ralph Lauren Corp. ..................................................... 9,568 1,675
Sally Beauty Holdings, Inc. (a) .............................................. 199,943 2,145
Steven Madden Ltd. ..................................................... 44,054 1,864
Victoria's Secret & Co. (a) ................................................. 98,700 1,744
Visteon Corp. (a) ........................................................ 25,396 2,710
35,834
Consumer Staples (3.9%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 27,511 2,416
Casey's General Stores, Inc. ............................................... 5,583 2,130
Coty, Inc. , Class A (a) .................................................... 259,760 2,603
Performance Food Group Co. (a) ............................................ 40,171 2,656
Post Holdings, Inc. (a) .................................................... 21,400 2,229
12,034
Energy (6.6%):
Antero Resources Corp. (a) ................................................ 66,264 2,162
Cactus, Inc. , Class A ..................................................... 45,604 2,405
California Resources Corp. ................................................ 33,250 1,769
Chord Energy Corp. ..................................................... 13,336 2,236
Civitas Resources, Inc. ................................................... 38,400 2,650
Diamond Offshore Drilling, Inc. (a) .......................................... 145,200 2,249
International Seaways, Inc. ................................................ 35,889 2,122
Ovintiv, Inc. .......................................................... 46,250 2,168
Permian Resources Corp. ................................................. 149,077 2,408
20,169
Financials (16.4%):
AGNC Investment Corp. ................................................. 274,068 2,615
American Financial Group, Inc. ............................................. 16,958 2,086
Annaly Capital Management, Inc. ........................................... 151,713 2,892
Artisan Partners Asset Management, Inc. , Class A ................................ 34,159 1,410
Assurant, Inc. ......................................................... 12,265 2,039
Atlantic Union Bankshares Corp. ............................................ 70,600 2,319
Bank OZK ............................................................ 57,500 2,357
Bread Financial Holdings, Inc. ............................................. 64,042 2,854
Euronet Worldwide, Inc. (a) ................................................ 22,802 2,360
First Horizon Corp. ..................................................... 229,000 3,611
Glacier Bancorp, Inc. .................................................... 81,000 3,023
Independent Bank Corp. .................................................. 50,861 2,580
Lincoln National Corp. ................................................... 67,900 2,112
MGIC Investment Corp. .................................................. 151,302 3,261
Prosperity Bancshares, Inc. ................................................ 46,450 2,840
Reinsurance Group of America, Inc. ......................................... 10,450 2,145
SouthState Corp. ....................................................... 39,000 2,980
Unum Group .......................................................... 41,820 2,137

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Veritex Holdings, Inc. .................................................... 107,956 $ 2,277
Voya Financial, Inc. ..................................................... 32,185 2,290
50,188
Health Care (7.8%):
Encompass Health Corp. .................................................. 28,895 2,479
Fortrea Holdings, Inc. (a) .................................................. 99,772 2,329
Globus Medical, Inc. (a) .................................................. 36,063 2,470
Jazz Pharmaceuticals PLC (a) .............................................. 19,056 2,034
LivaNova PLC (a) ....................................................... 40,381 2,214
Perrigo Co. PLC ....................................................... 81,824 2,101
Prestige Consumer Healthcare, Inc. (a) ........................................ 34,902 2,403
Select Medical Holdings Corp. ............................................. 67,856 2,379
Tenet Healthcare Corp. (a) ................................................. 19,850 2,640
United Therapeutics Corp. (a) .............................................. 9,205 2,932
23,981
Industrials (19.8%):
Alight, Inc. , Class A (a) ................................................... 309,100 2,281
Atkore, Inc. ........................................................... 14,207 1,917
Clean Harbors, Inc. (a) ................................................... 12,816 2,898
Core & Main, Inc. , Class A (a) .............................................. 56,300 2,755
Fluor Corp. (a) ......................................................... 56,904 2,478
ITT, Inc. ............................................................. 26,237 3,389
Jacobs Solutions, Inc. .................................................... 15,394 2,151
Kirby Corp. (a) ......................................................... 25,763 3,085
Knight-Swift Transportation Holdings, Inc. .................................... 61,130 3,052
Korn Ferry ........................................................... 44,122 2,962
Mueller Water Products, Inc. , Class A ........................................ 140,860 2,524
Oshkosh Corp. ......................................................... 25,230 2,730
Pentair PLC ........................................................... 45,443 3,484
Robert Half, Inc. ....................................................... 28,644 1,833
Ryder System, Inc. ...................................................... 21,896 2,712
Saia, Inc. (a) ........................................................... 6,503 3,084
Sensata Technologies Holding PLC .......................................... 70,397 2,632
SkyWest, Inc. (a) ........................................................ 34,161 2,804
Terex Corp. ........................................................... 42,424 2,327
Textron, Inc. .......................................................... 45,942 3,945
The Brink's Co. ........................................................ 28,975 2,967
WESCO International, Inc. ................................................ 15,310 2,427
60,437
Information Technology (8.5%):
Amdocs Ltd. .......................................................... 41,814 3,300
Belden, Inc. ........................................................... 25,966 2,436
Ciena Corp. (a) ......................................................... 60,195 2,900
Diodes, Inc. (a) ......................................................... 35,315 2,540
Flex Ltd. (a) ........................................................... 89,068 2,627
Jabil, Inc. ............................................................ 23,813 2,591
Kulicke & Soffa Industries, Inc. ............................................. 46,096 2,267
MKS Instruments, Inc. ................................................... 18,300 2,390
Synaptics, Inc. (a) ....................................................... 28,926 2,551
TD SYNNEX Corp. ..................................................... 20,662 2,384
25,986
Materials (8.6%):
Arch Resources, Inc. .................................................... 16,823 2,561
ATI, Inc. (a) ........................................................... 49,818 2,762
Cleveland-Cliffs, Inc. (a) .................................................. 226,268 3,482
Commercial Metals Co. .................................................. 60,670 3,336
Huntsman Corp. ........................................................ 147,214 3,352
Ingevity Corp. (a) ....................................................... 59,434 2,598
Reliance, Inc. .......................................................... 11,235 3,209
Summit Materials, Inc. , Class A (a) .......................................... 64,323 2,355

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Westlake Corp. ........................................................ 18,933 $ 2,742
26,397
Real Estate (7.1%):
Camden Property Trust ................................................... 30,500 3,328
Cushman & Wakefield PLC (a) ............................................. 245,000 2,548
Federal Realty Investment Trust ............................................ 30,212 3,050
First Industrial Realty Trust, Inc. ............................................ 77,280 3,672
Gaming and Leisure Properties, Inc. ......................................... 86,685 3,919
Highwoods Properties, Inc. ................................................ 97,710 2,567
Host Hotels & Resorts, Inc. ................................................ 140,435 2,525
21,609
Utilities (3.9%):
Evergy, Inc. ........................................................... 51,378 2,722
National Fuel Gas Co. ................................................... 57,850 3,135
Pinnacle West Capital Corp. ............................................... 45,593 3,482
UGI Corp. ............................................................ 116,809 2,675
12,014
Total Common Stocks (Cost $264,976)
a
a
a
299,022
Total Investments (Cost $264,976) — 97.7% 299,022
Other assets in excess of liabilities — 2.3% 6,898
NET ASSETS - 100.00% $ 305,920
(a) Non-income producing security.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory Munder Multi-Cap Fund
14
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (97.6%)
Communication Services (10.9%):
Alphabet, Inc., Class A ................................................... 135,760 $ 24,729
Meta Platforms, Inc., Class A .............................................. 24,000 12,101
Netflix, Inc.(a) ......................................................... 8,200 5,534
The New York Times Co., Class A ........................................... 79,900 4,092
T-Mobile US, Inc. ...................................................... 27,700 4,880
51,336
Communications Equipment (0.7%):
Arista Networks, Inc.(a) .................................................. 9,300 3,259
Consumer Discretionary (9.3%):
Amazon.com, Inc.(a) .................................................... 117,500 22,707
Booking Holdings, Inc. ................................................... 700 2,773
D.R. Horton, Inc. ....................................................... 28,800 4,059
General Motors Co. ..................................................... 136,100 6,323
PulteGroup, Inc. ........................................................ 38,800 4,272
Tesla, Inc.(a) .......................................................... 6,900 1,365
Toll Brothers, Inc. ...................................................... 21,000 2,419
43,918
Consumer Staples (2.3%):
BellRing Brands, Inc.(a) .................................................. 100,700 5,754
Casey's General Stores, Inc. ............................................... 13,000 4,960
10,714
Electronic Equipment, Instruments & Components (3.3%):
Badger Meter, Inc. ...................................................... 13,800 2,572
Fabrinet(a) ............................................................ 26,700 6,536
OSI Systems, Inc.(a) ..................................................... 47,600 6,546
15,654
Energy (4.8%):
Diamondback Energy, Inc. ................................................ 21,100 4,224
EOG Resources, Inc. .................................................... 37,100 4,670
Halliburton Co. ........................................................ 67,500 2,280
Matador Resources Co. ................................................... 77,300 4,607
Oceaneering International, Inc.(a) ........................................... 188,800 4,467
Schlumberger NV ...................................................... 43,500 2,052
22,300
Financials (14.2%):
Affiliated Managers Group, Inc. ............................................ 17,600 2,750
Ameriprise Financial, Inc. ................................................. 14,600 6,237
Axos Financial, Inc.(a) ................................................... 43,500 2,486
Chubb Ltd. ........................................................... 16,300 4,158
Corebridge Financial, Inc. ................................................. 90,400 2,632
First Citizens Bancshares, Inc., Class A ....................................... 1,700 2,862
Fiserv, Inc.(a) .......................................................... 29,900 4,456
Interactive Brokers Group, Inc. ............................................. 44,200 5,419
JPMorgan Chase & Co. .................................................. 34,400 6,958
LPL Financial Holdings, Inc. ............................................... 15,500 4,329
NU Holdings Ltd., Class A(a) .............................................. 376,500 4,853
Pagseguro Digital Ltd., Class A(a) ........................................... 223,400 2,612
Skyward Specialty Insurance Group, Inc.(a) .................................... 43,700 1,581
The Bancorp, Inc.(a) ..................................................... 104,600 3,950
Visa, Inc., Class A ...................................................... 28,600 7,507
W.R. Berkley Corp. ..................................................... 52,600 4,133
66,923
Health Care (15.8%):
Addus HomeCare Corp.(a) ................................................ 25,700 2,984
Amphastar Pharmaceuticals, Inc.(a) .......................................... 95,800 3,832

Victory Portfolios
Victory Munder Multi-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Cencora, Inc. .......................................................... 12,500 $ 2,816
Elevance Health, Inc. .................................................... 11,300 6,123
Eli Lilly & Co. ......................................................... 14,400 13,038
HCA Healthcare, Inc. .................................................... 19,600 6,297
ICON PLC(a) ......................................................... 21,100 6,614
McKesson Corp. ....................................................... 4,900 2,862
Medpace Holdings, Inc.(a) ................................................ 11,000 4,530
Novo Nordisk A/S, ADR .................................................. 41,700 5,952
ResMed, Inc. .......................................................... 11,500 2,201
Stryker Corp. .......................................................... 13,400 4,559
The Cigna Group ....................................................... 13,700 4,529
The Ensign Group, Inc. ................................................... 22,100 2,734
Vertex Pharmaceuticals, Inc.(a) ............................................. 11,100 5,203
74,274
Industrials (6.7%):
Allison Transmission Holdings, Inc. ......................................... 36,200 2,747
Comfort Systems USA, Inc. ............................................... 10,100 3,071
EMCOR Group, Inc. .................................................... 8,600 3,140
GXO Logistics, Inc.(a) ................................................... 46,300 2,338
Huron Consulting Group, Inc.(a) ............................................ 30,500 3,004
Parsons Corp.(a) ....................................................... 55,600 4,549
Saia, Inc.(a) ........................................................... 4,700 2,229
Textron, Inc. .......................................................... 51,300 4,405
Verra Mobility Corp.(a) .................................................. 106,200 2,889
Westinghouse Air Brake Technologies Corp. .................................... 19,500 3,082
31,454
Materials (0.9%):
Linde PLC ............................................................ 4,700 2,063
Summit Materials, Inc., Class A(a) .......................................... 56,630 2,073
4,136
Real Estate (2.1%):
Digital Realty Trust, Inc. .................................................. 19,000 2,889
Simon Property Group, Inc. ............................................... 23,000 3,491
VICI Properties, Inc. .................................................... 126,600 3,626
10,006
Semiconductors & Semiconductor Equipment (9.9%):
Axcelis Technologies, Inc.(a) .............................................. 18,700 2,659
Broadcom, Inc. ........................................................ 4,700 7,546
Microchip Technology, Inc. ................................................ 49,700 4,548
NVIDIA Corp. ......................................................... 210,000 25,943
ON Semiconductor Corp.(a) ............................................... 53,800 3,688
Photronics, Inc.(a) ...................................................... 88,000 2,171
46,555
Software (11.7%):
Adobe, Inc.(a) ......................................................... 5,800 3,222
Cadence Design Systems, Inc.(a) ............................................ 23,600 7,263
Clear Secure, Inc., Class A ................................................ 346,700 6,487
Microsoft Corp. ........................................................ 72,660 32,475
Nice Ltd., ADR(a) ...................................................... 32,000 5,503
54,950
Technology Hardware, Storage & Peripherals (5.0%):
Apple, Inc. ........................................................... 111,280 23,438
Total Common Stocks (Cost $293,552)
a
a
a
458,917

Victory Portfolios
Victory Munder Multi-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Exchange-Traded Funds (1.4%)
iShares Russell 3000 ETF ................................................. 21,300 $ 6,575
Total Exchange-Traded Funds (Cost $5,839)
a
a
a
6,575
Total Investments (Cost $299,391) — 99.0% 465,492
Other assets in excess of liabilities — 1.0% 4,594
NET ASSETS - 100.00% $ 470,086
At June 30, 2024, the Fund's investments in foreign securities were 7.7% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory S&P 500 Index Fund
17
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.0%)
Communication Services (9.3%):
Alphabet, Inc., Class A ................................................... 36,120 $ 6,579
Alphabet, Inc., Class C ................................................... 30,049 5,512
AT&T, Inc. ........................................................... 44,090 843
Charter Communications, Inc., Class A(a) ..................................... 602 180
Comcast Corp., Class A .................................................. 24,069 943
Electronic Arts, Inc. ..................................................... 1,496 208
Fox Corp., Class A ...................................................... 1,421 49
Fox Corp., Class B ...................................................... 811 26
Live Nation Entertainment, Inc.(a) ........................................... 876 82
Match Group, Inc.(a) .................................................... 1,634 50
Meta Platforms, Inc., Class A .............................................. 13,475 6,794
Netflix, Inc.(a) ......................................................... 2,650 1,788
News Corp., Class A ..................................................... 2,332 64
News Corp., Class B .................................................... 704 20
Omnicom Group, Inc. .................................................... 1,204 108
Paramount Global, Class B ................................................ 3,040 32
Take-Two Interactive Software, Inc.(a) ........................................ 976 152
The Interpublic Group of Cos., Inc. .......................................... 2,321 67
The Walt Disney Co. .................................................... 11,210 1,113
T-Mobile US, Inc. ...................................................... 3,171 559
Verizon Communications, Inc. .............................................. 25,883 1,067
Warner Bros Discovery, Inc.(a) ............................................. 13,711 102
26,338
Communications Equipment (0.8%):
Arista Networks, Inc.(a) .................................................. 1,561 547
Cisco Systems, Inc. ..................................................... 24,899 1,183
F5, Inc.(a) ............................................................ 360 62
Juniper Networks, Inc. ................................................... 1,998 73
Motorola Solutions, Inc. .................................................. 1,026 396
2,261
Consumer Discretionary (9.9%):
Airbnb, Inc., Class A(a) .................................................. 2,715 412
Amazon.com, Inc.(a) .................................................... 56,312 10,882
Aptiv PLC(a) .......................................................... 1,673 118
AutoZone, Inc.(a) ....................................................... 106 314
Bath & Body Works, Inc. ................................................. 1,375 54
Best Buy Co., Inc. ...................................................... 1,184 100
Booking Holdings, Inc. ................................................... 209 828
BorgWarner, Inc. ....................................................... 1,401 45
Caesars Entertainment, Inc.(a) .............................................. 1,331 53
CarMax Auto Owner Trust(a) .............................................. 968 71
Carnival Corp.(a) ....................................................... 6,211 116
Chipotle Mexican Grill, Inc.(a) ............................................. 8,450 529
D.R. Horton, Inc. ....................................................... 1,822 257
Darden Restaurants, Inc. .................................................. 734 111
Deckers Outdoor Corp.(a) ................................................. 158 153
Domino's Pizza, Inc. ..................................................... 214 111
eBay, Inc. ............................................................ 3,111 167
Etsy, Inc.(a) ........................................................... 719 42
Expedia Group, Inc.(a) ................................................... 781 98
Ford Motor Co. ........................................................ 24,113 302
Garmin Ltd. ........................................................... 945 154
General Motors Co. ..................................................... 7,016 326
Genuine Parts Co. ...................................................... 857 119
Hasbro, Inc. ........................................................... 805 47
Hilton Worldwide Holdings, Inc. ............................................ 1,538 336
Las Vegas Sands Corp. ................................................... 2,245 99
Lennar Corp., Class A .................................................... 1,506 226
LKQ Corp. ........................................................... 1,640 68

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Lowe's Cos., Inc. ....................................................... 3,518 $ 776
Lululemon Athletica, Inc.(a) ............................................... 705 211
Marriott International, Inc., Class A .......................................... 1,475 357
McDonald's Corp. ...................................................... 4,432 1,129
MGM Resorts International(a) .............................................. 1,543 69
Mohawk Industries, Inc.(a) ................................................ 326 37
NIKE, Inc., Class B ..................................................... 7,449 561
Norwegian Cruise Line Holdings Ltd.(a) ...................................... 2,638 50
NVR, Inc.(a) .......................................................... 19 144
O'Reilly Automotive, Inc.(a) ............................................... 362 382
Pool Corp. ............................................................ 236 73
PulteGroup, Inc. ........................................................ 1,293 142
Ralph Lauren Corp. ..................................................... 240 42
Ross Stores, Inc. ....................................................... 2,062 300
Royal Caribbean Cruises Ltd.(a) ............................................ 1,456 232
Starbucks Corp. ........................................................ 6,965 542
Tapestry, Inc. .......................................................... 1,413 60
Tesla, Inc.(a) .......................................................... 17,061 3,376
The Home Depot, Inc. ................................................... 6,094 2,098
The TJX Cos., Inc. ...................................................... 6,964 767
Tractor Supply Co. ...................................................... 663 179
Ulta Beauty, Inc.(a) ..................................................... 295 114
Wynn Resorts Ltd. ...................................................... 581 52
Yum! Brands, Inc. ...................................................... 1,732 229
28,060
Consumer Staples (5.7%):
Altria Group, Inc. ....................................................... 10,562 481
Archer-Daniels-Midland Co. ............................................... 3,040 184
Brown-Forman Corp., Class B ............................................. 1,101 48
Bunge Global SA ....................................................... 871 93
Campbell Soup Co. ..................................................... 1,210 55
Church & Dwight Co., Inc. ................................................ 1,504 156
Colgate-Palmolive Co. ................................................... 5,045 490
Conagra Brands, Inc. .................................................... 2,940 84
Constellation Brands, Inc., Class A .......................................... 990 255
Costco Wholesale Corp. .................................................. 2,727 2,318
Dollar General Corp. .................................................... 1,351 179
Dollar Tree, Inc.(a) ...................................................... 1,274 136
General Mills, Inc. ...................................................... 3,471 220
Hormel Foods Corp. ..................................................... 1,785 54
Kellanova ............................................................ 1,619 93
Kenvue, Inc. .......................................................... 11,774 214
Keurig Dr Pepper, Inc. ................................................... 6,418 214
Kimberly-Clark Corp. .................................................... 2,070 286
Lamb Weston Holdings, Inc. ............................................... 888 75
McCormick & Co., Inc. .................................................. 1,548 110
Molson Coors Beverage Co., Class B ......................................... 1,118 57
Mondelez International, Inc., Class A ......................................... 8,248 540
Monster Beverage Corp.(a) ................................................ 4,361 218
PepsiCo, Inc. .......................................................... 8,454 1,394
Philip Morris International, Inc. ............................................. 9,559 969
Sysco Corp. ........................................................... 3,062 219
Target Corp. .......................................................... 2,845 421
The Clorox Co. ........................................................ 764 104
The Coca-Cola Co. ...................................................... 23,841 1,517
The Estee Lauder Cos., Inc. ............................................... 1,433 152
The Hershey Co. ....................................................... 908 167
The J.M. Smucker Co. ................................................... 653 71
The Kraft Heinz Co. ..................................................... 4,853 156
The Kroger Co. ........................................................ 4,116 205
The Procter & Gamble Co. ................................................ 14,513 2,393
Tyson Foods, Inc., Class A ................................................ 1,759 100

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Walgreens Boots Alliance, Inc. ............................................. 4,403 $ 53
Walmart, Inc. .......................................................... 26,267 1,779
16,260
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp., Class A ................................................. 7,386 497
CDW Corp. ........................................................... 826 185
Corning, Inc. .......................................................... 4,741 184
Jabil, Inc. ............................................................ 742 81
Keysight Technologies, Inc.(a) ............................................. 1,073 147
TE Connectivity Ltd. .................................................... 1,883 283
Teledyne Technologies, Inc.(a) ............................................. 292 113
Trimble, Inc.(a) ........................................................ 1,502 84
Zebra Technologies Corp.(a) ............................................... 316 98
1,672
Energy (3.6%):
APA Corp. ............................................................ 2,214 65
Baker Hughes Co. ...................................................... 6,137 216
Chevron Corp. ......................................................... 10,539 1,648
ConocoPhillips Co. ..................................................... 7,192 823
Coterra Energy, Inc. ..................................................... 4,576 122
Devon Energy Corp. ..................................................... 3,886 184
Diamondback Energy, Inc. ................................................ 1,097 220
EOG Resources, Inc. .................................................... 3,534 445
EQT Corp. ............................................................ 2,715 100
Exxon Mobil Corp. ..................................................... 27,584 3,175
Halliburton Co. ........................................................ 5,444 184
Hess Corp. ............................................................ 1,699 251
Kinder Morgan, Inc. ..................................................... 11,873 236
Marathon Oil Corp. ..................................................... 3,468 99
Marathon Petroleum Corp. ................................................ 2,166 376
Occidental Petroleum Corp. ............................................... 4,089 258
ONEOK, Inc. .......................................................... 3,589 293
Phillips 66 ............................................................ 2,607 368
Schlumberger NV ...................................................... 8,789 415
Targa Resources Corp. ................................................... 1,363 176
The Williams Cos., Inc. .................................................. 7,494 318
Valero Energy Corp. ..................................................... 2,011 315
10,287
Financials (12.3%):
Aflac, Inc. ............................................................ 3,180 284
American Express Co. ................................................... 3,494 809
American International Group, Inc. .......................................... 4,081 303
Ameriprise Financial, Inc. ................................................. 611 261
Aon PLC, Class A ...................................................... 1,337 393
Arch Capital Group Ltd.(a) ................................................ 2,300 232
Arthur J. Gallagher & Co. ................................................. 1,344 349
Assurant, Inc. ......................................................... 320 53
Bank of America Corp. ................................................... 41,837 1,664
Berkshire Hathaway, Inc., Class B(a) ......................................... 11,132 4,528
BlackRock, Inc. ........................................................ 859 676
Blackstone, Inc. ........................................................ 4,394 544
Brown & Brown, Inc. .................................................... 1,456 130
Capital One Financial Corp. ............................................... 2,350 325
Cboe Global Markets, Inc. ................................................ 647 110
Chubb Ltd. ........................................................... 2,497 637
Cincinnati Financial Corp. ................................................ 963 114
Citigroup, Inc. ......................................................... 11,729 744
Citizens Financial Group, Inc. .............................................. 2,798 101
CME Group, Inc. ....................................................... 2,214 435
Discover Financial Services ............................................... 1,541 202
Everest Group Ltd. ...................................................... 267 102

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
FactSet Research Systems, Inc. ............................................. 234 $ 96
Fidelity National Information Services, Inc. .................................... 3,420 258
Fifth Third Bancorp ..................................................... 4,206 153
Fiserv, Inc.(a) .......................................................... 3,598 536
Franklin Resources, Inc. .................................................. 1,844 41
Global Payments, Inc. .................................................... 1,570 152
Globe Life, Inc. ........................................................ 516 42
Huntington Bancshares, Inc. ............................................... 8,912 117
Intercontinental Exchange, Inc. ............................................. 3,527 483
Invesco Ltd. ........................................................... 2,766 41
Jack Henry & Associates, Inc. .............................................. 448 74
JPMorgan Chase & Co. .................................................. 17,658 3,572
KeyCorp ............................................................. 5,798 82
KKR & Co., Inc. ....................................................... 4,093 431
Loews Corp. .......................................................... 1,116 83
M&T Bank Corp. ....................................................... 1,026 155
MarketAxess Holdings, Inc. ............................................... 233 47
Marsh & McLennan Cos., Inc. ............................................. 3,030 638
Mastercard, Inc., Class A ................................................. 5,048 2,227
MetLife, Inc. .......................................................... 3,673 258
Moody's Corp. ......................................................... 966 407
Morgan Stanley ........................................................ 7,695 748
MSCI, Inc. ........................................................... 487 235
Nasdaq, Inc. .......................................................... 2,340 141
Northern Trust Corp. .................................................... 1,258 106
PayPal Holdings, Inc.(a) .................................................. 6,432 373
Principal Financial Group, Inc. ............................................. 1,326 104
Prudential Financial, Inc. ................................................. 2,208 259
Raymond James Financial, Inc. ............................................. 1,147 142
Regions Financial Corp. .................................................. 5,631 113
S&P Global, Inc. ....................................................... 1,968 878
State Street Corp. ....................................................... 1,852 137
Synchrony Financial ..................................................... 2,469 117
T. Rowe Price Group, Inc. ................................................. 1,373 158
The Allstate Corp. ...................................................... 1,623 259
The Bank of New York Mellon Corp. ......................................... 4,598 275
The Charles Schwab Corp. ................................................ 9,180 676
The Goldman Sachs Group, Inc. ............................................ 1,983 897
The Hartford Financial Services Group, Inc. .................................... 1,819 183
The PNC Financial Services Group, Inc. ...................................... 2,447 380
The Progressive Corp. ................................................... 3,601 748
The Travelers Cos., Inc. .................................................. 1,408 286
Truist Financial Corp. .................................................... 8,228 320
U.S. Bancorp .......................................................... 9,595 381
Visa, Inc., Class A ...................................................... 9,680 2,541
W.R. Berkley Corp. ..................................................... 1,242 98
Wells Fargo & Co. ...................................................... 21,438 1,273
Willis Towers Watson PLC ................................................ 629 165
34,882
Health Care (11.6%):
Abbott Laboratories ..................................................... 10,697 1,112
AbbVie, Inc. .......................................................... 10,858 1,862
Agilent Technologies, Inc. ................................................. 1,802 234
Align Technology, Inc.(a) ................................................. 431 104
Amgen, Inc. ........................................................... 3,299 1,031
Baxter International, Inc. ................................................. 3,133 105
Becton Dickinson & Co. .................................................. 1,777 415
Biogen, Inc.(a) ......................................................... 895 207
Bio-Rad Laboratories, Inc., Class A(a) ........................................ 125 34
Bio-Techne Corp. ....................................................... 969 69
Boston Scientific Corp.(a) ................................................. 9,040 696
Bristol-Myers Squibb Co. ................................................. 12,465 518

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Cardinal Health, Inc. .................................................... 1,498 $ 147
Catalent, Inc.(a) ........................................................ 1,113 63
Cencora, Inc. .......................................................... 1,018 229
Centene Corp.(a) ....................................................... 3,281 218
Charles River Laboratories International, Inc.(a) ................................. 317 65
CVS Health Corp. ...................................................... 7,719 456
Danaher Corp. ......................................................... 4,054 1,013
DaVita, Inc.(a) ......................................................... 318 44
Dexcom, Inc.(a) ........................................................ 2,445 277
Edwards Lifesciences Corp.(a) ............................................. 3,705 342
Elevance Health, Inc. .................................................... 1,429 774
Eli Lilly & Co. ......................................................... 4,909 4,445
GE HealthCare Technologies, Inc. ........................................... 2,610 203
Gilead Sciences, Inc. .................................................... 7,661 526
HCA Healthcare, Inc. .................................................... 1,192 383
Henry Schein, Inc.(a) .................................................... 787 50
Hologic, Inc.(a) ........................................................ 1,435 107
Humana, Inc. .......................................................... 741 277
IDEXX Laboratories, Inc.(a) ............................................... 508 248
Incyte Corp.(a) ......................................................... 1,146 69
Insulet Corp.(a) ........................................................ 431 87
Intuitive Surgical, Inc.(a) ................................................. 2,181 970
IQVIA Holdings, Inc.(a) .................................................. 1,120 237
Johnson & Johnson ..................................................... 14,799 2,163
Labcorp Holdings, Inc. ................................................... 518 105
McKesson Corp. ....................................................... 799 467
Medtronic PLC ........................................................ 8,165 643
Merck & Co., Inc. ...................................................... 15,574 1,928
Mettler-Toledo International, Inc.(a) ......................................... 131 183
Moderna, Inc.(a) ....................................................... 2,050 243
Molina Healthcare, Inc.(a) ................................................ 360 107
Pfizer, Inc. ............................................................ 34,844 975
Quest Diagnostics, Inc. ................................................... 683 94
Regeneron Pharmaceuticals, Inc.(a) .......................................... 652 685
ResMed, Inc. .......................................................... 903 173
Revvity, Inc. .......................................................... 759 80
Solventum Corp.(a) ..................................................... 850 45
STERIS PLC .......................................................... 608 133
Stryker Corp. .......................................................... 2,085 709
Teleflex, Inc. .......................................................... 290 61
The Cigna Group ....................................................... 1,747 578
The Cooper Cos., Inc.(a) .................................................. 1,222 107
Thermo Fisher Scientific, Inc. .............................................. 2,347 1,298
UnitedHealth Group, Inc. ................................................. 5,660 2,882
Universal Health Services, Inc., Class B ....................................... 367 68
Vertex Pharmaceuticals, Inc.(a) ............................................. 1,587 744
Viatris, Inc. ........................................................... 7,322 78
Waters Corp.(a) ........................................................ 365 106
West Pharmaceutical Services, Inc. .......................................... 448 148
Zimmer Biomet Holdings, Inc. ............................................. 1,265 137
Zoetis, Inc. ........................................................... 2,806 486
33,043
Industrials (8.1%):
3M Co. .............................................................. 3,403 348
A.O. Smith Corp. ....................................................... 743 61
Allegion PLC ......................................................... 538 64
American Airlines Group, Inc.(a) ............................................ 4,034 46
AMETEK, Inc. ........................................................ 1,423 237
Automatic Data Processing, Inc. ............................................ 2,517 601
Axon Enterprise, Inc.(a) .................................................. 436 128
Broadridge Financial Solutions, Inc. ......................................... 727 143
Builders FirstSource, Inc.(a) ............................................... 751 104

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
C.H. Robinson Worldwide, Inc. ............................................. 720 $ 63
Carrier Global Corp. ..................................................... 5,153 325
Caterpillar, Inc. ........................................................ 3,007 1,002
Cintas Corp. .......................................................... 530 371
Copart, Inc.(a) ......................................................... 5,380 291
CSX Corp. ............................................................ 12,021 402
Cummins, Inc. ......................................................... 841 233
Dayforce, Inc.(a) ....................................................... 971 48
Deere & Co. .......................................................... 1,592 595
Delta Air Lines, Inc. ..................................................... 3,968 188
Dover Corp. ........................................................... 845 152
Eaton Corp. PLC ....................................................... 2,458 771
Emerson Electric Co. .................................................... 3,518 388
Equifax, Inc. .......................................................... 760 184
Expeditors International of Washington, Inc. .................................... 869 108
Fastenal Co. ........................................................... 3,521 221
FedEx Corp. .......................................................... 1,392 417
Fortive Corp. .......................................................... 2,165 160
GE Vernova, Inc.(a) ..................................................... 1,685 289
Generac Holdings, Inc.(a) ................................................. 373 49
General Dynamics Corp. .................................................. 1,398 406
General Electric Co. ..................................................... 6,731 1,070
Honeywell International, Inc. .............................................. 4,004 855
Howmet Aerospace, Inc. .................................................. 2,384 185
Hubbell, Inc. .......................................................... 330 121
Huntington Ingalls Industries, Inc. ........................................... 242 60
IDEX Corp. ........................................................... 465 94
Illinois Tool Works, Inc. .................................................. 1,670 396
Ingersoll Rand, Inc. ..................................................... 2,481 225
J.B. Hunt Transport Services, Inc. ........................................... 501 80
Jacobs Solutions, Inc. .................................................... 770 108
Johnson Controls International PLC .......................................... 4,142 275
L3Harris Technologies, Inc. ............................................... 1,166 262
Leidos Holdings, Inc. .................................................... 831 121
Lockheed Martin Corp. ................................................... 1,313 613
Masco Corp. .......................................................... 1,354 90
Nordson Corp. ......................................................... 334 77
Norfolk Southern Corp. .................................................. 1,389 298
Northrop Grumman Corp. ................................................. 855 373
Old Dominion Freight Line, Inc. ............................................ 1,096 194
Otis Worldwide Corp. .................................................... 2,486 239
PACCAR, Inc. ......................................................... 3,223 332
Parker-Hannifin Corp. ................................................... 790 400
Paychex, Inc. .......................................................... 1,970 234
Paycom Software, Inc. ................................................... 296 42
Pentair PLC ........................................................... 1,021 78
Quanta Services, Inc. .................................................... 900 229
Republic Services, Inc. ................................................... 1,259 245
Rockwell Automation, Inc. ................................................ 701 193
Rollins, Inc. ........................................................... 1,727 84
RTX Corp. ............................................................ 8,175 821
Snap-on, Inc. .......................................................... 324 85
Southwest Airlines Co. ................................................... 3,680 105
Stanley Black & Decker, Inc. .............................................. 946 76
Textron, Inc. .......................................................... 1,173 101
The Boeing Co.(a) ...................................................... 3,548 646
Trane Technologies PLC .................................................. 1,392 458
TransDigm Group, Inc. ................................................... 344 439
Uber Technologies, Inc.(a) ................................................ 12,849 934
Union Pacific Corp. ..................................................... 3,752 849
United Airlines Holdings, Inc.(a) ............................................ 2,022 98
United Parcel Service, Inc., Class B .......................................... 4,485 614
United Rentals, Inc. ..................................................... 409 265

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Veralto Corp. .......................................................... 1,351 $ 129
Verisk Analytics, Inc. .................................................... 877 236
W.W. Grainger, Inc. ..................................................... 269 243
Waste Management, Inc. .................................................. 2,244 479
Westinghouse Air Brake Technologies Corp. .................................... 1,085 171
Xylem, Inc. ........................................................... 1,491 202
22,919
IT Services (1.0%):
Accenture PLC, Class A .................................................. 3,866 1,173
Akamai Technologies, Inc.(a) .............................................. 937 84
Cognizant Technology Solutions Corp., Class A ................................. 3,057 208
EPAM Systems, Inc.(a) ................................................... 356 67
Gartner, Inc.(a) ........................................................ 477 214
GoDaddy, Inc., Class A(a) ................................................. 867 121
International Business Machines Corp. ........................................ 5,649 977
VeriSign, Inc.(a) ........................................................ 533 95
2,939
Materials (2.1%):
Air Products and Chemicals, Inc. ............................................ 1,367 353
Albemarle Corp. ....................................................... 723 69
Amcor PLC ........................................................... 8,888 87
Avery Dennison Corp. ................................................... 495 108
Ball Corp. ............................................................ 1,909 115
Celanese Corp. ......................................................... 618 83
CF Industries Holdings, Inc. ............................................... 1,124 83
Corteva, Inc. .......................................................... 4,286 231
Dow, Inc. ............................................................ 4,324 230
DuPont de Nemours, Inc. ................................................. 2,571 207
Eastman Chemical Co. ................................................... 723 71
Ecolab, Inc. ........................................................... 1,563 372
FMC Corp. ........................................................... 768 44
Freeport-McMoRan, Inc. ................................................. 8,833 429
International Flavors & Fragrances, Inc. ....................................... 1,570 150
International Paper Co. ................................................... 2,136 92
Linde PLC ............................................................ 2,956 1,297
LyondellBasell Industries NV, Class A ........................................ 1,582 151
Martin Marietta Materials, Inc. ............................................. 379 205
Newmont Corp. ........................................................ 7,091 297
Nucor Corp. ........................................................... 1,474 233
Packaging Corp. of America ............................................... 548 100
PPG Industries, Inc. ..................................................... 1,447 182
Steel Dynamics, Inc. ..................................................... 908 118
The Mosaic Co. ........................................................ 1,976 57
The Sherwin-Williams Co. ................................................ 1,434 428
Vulcan Materials Co. .................................................... 813 202
Westrock Co. .......................................................... 1,587 80
6,074
Real Estate (2.1%):
Alexandria Real Estate Equities, Inc. ......................................... 968 113
American Tower Corp. ................................................... 2,871 558
AvalonBay Communities, Inc. .............................................. 873 181
BXP, Inc. ............................................................. 889 55
Camden Property Trust ................................................... 655 71
CBRE Group, Inc., Class A(a) .............................................. 1,855 165
CoStar Group, Inc.(a) .................................................... 2,511 186
Crown Castle, Inc. ...................................................... 2,672 261
Digital Realty Trust, Inc. .................................................. 1,995 303
Equinix, Inc. .......................................................... 584 442
Equity Residential ...................................................... 2,121 147
Essex Property Trust, Inc. ................................................. 395 108
Extra Space Storage, Inc. ................................................. 1,302 202

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Federal Realty Investment Trust ............................................ 459 $ 46
Healthpeak Properties, Inc. ................................................ 4,328 85
Host Hotels & Resorts, Inc. ................................................ 4,335 78
Invitation Homes, Inc. ................................................... 3,541 127
Iron Mountain, Inc. ..................................................... 1,802 162
Kimco Realty Corp. ..................................................... 4,104 80
Mid-America Apartment Communities, Inc. .................................... 718 102
Prologis, Inc. .......................................................... 5,693 639
Public Storage ......................................................... 972 280
Realty Income Corp. .................................................... 5,354 283
Regency Centers Corp. ................................................... 1,011 63
SBA Communications Corp. ............................................... 661 130
Simon Property Group, Inc. ............................................... 2,004 304
UDR, Inc. ............................................................ 1,863 77
Ventas, Inc. ........................................................... 2,489 128
VICI Properties, Inc. .................................................... 6,415 184
Welltower, Inc. ......................................................... 3,677 383
Weyerhaeuser Co. ...................................................... 4,483 127
6,070
Semiconductors & Semiconductor Equipment (11.9%):
Advanced Micro Devices, Inc.(a) ............................................ 9,939 1,612
Analog Devices, Inc. .................................................... 3,049 696
Applied Materials, Inc. ................................................... 5,109 1,206
Broadcom, Inc. ........................................................ 2,679 4,301
Enphase Energy, Inc.(a) .................................................. 837 84
First Solar, Inc.(a) ...................................................... 658 148
Intel Corp. ............................................................ 26,177 811
KLA Corp. ........................................................... 828 683
Lam Research Corp. ..................................................... 804 856
Microchip Technology, Inc. ................................................ 3,323 304
Micron Technology, Inc. .................................................. 6,809 896
Monolithic Power Systems, Inc. ............................................ 299 246
NVIDIA Corp. ......................................................... 151,257 18,686
NXP Semiconductors NV ................................................. 1,572 423
ON Semiconductor Corp.(a) ............................................... 2,646 181
Qorvo, Inc.(a) ......................................................... 594 69
QUALCOMM, Inc. ..................................................... 6,875 1,369
Skyworks Solutions, Inc. ................................................. 987 105
Teradyne, Inc. ......................................................... 960 142
Texas Instruments, Inc. ................................................... 5,599 1,089
33,907
Software (10.9%):
Adobe, Inc.(a) ......................................................... 2,755 1,531
ANSYS, Inc.(a) ........................................................ 537 173
Autodesk, Inc.(a) ....................................................... 1,315 325
Cadence Design Systems, Inc.(a) ............................................ 1,673 515
Corpay, Inc.(a) ......................................................... 432 115
Crowdstrike Holdings, Inc., Class A(a) ....................................... 1,418 543
Fair Isaac Corp.(a) ...................................................... 152 226
Fortinet, Inc.(a) ........................................................ 3,899 235
Gen Digital, Inc. ....................................................... 3,388 85
Intuit, Inc. ............................................................ 1,722 1,132
Microsoft Corp. ........................................................ 45,702 20,426
Oracle Corp. .......................................................... 9,802 1,384
Palo Alto Networks, Inc.(a) ................................................ 1,987 674
PTC, Inc.(a) ........................................................... 736 134
Roper Technologies, Inc. .................................................. 658 371
Salesforce, Inc. ........................................................ 5,972 1,535
ServiceNow, Inc.(a) ..................................................... 1,261 992
Synopsys, Inc.(a) ....................................................... 938 558

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Tyler Technologies, Inc.(a) ................................................ 261 $ 131
31,085
Technology Hardware, Storage & Peripherals (6.9%):
Apple, Inc. ........................................................... 88,633 18,668
Hewlett Packard Enterprise Co. ............................................. 7,994 169
HP, Inc. .............................................................. 5,307 186
NetApp, Inc. .......................................................... 1,269 164
Seagate Technology Holdings PLC .......................................... 1,201 124
Super Micro Computer, Inc.(a) ............................................. 310 254
Western Digital Corp.(a) .................................................. 2,008 152
19,717
Utilities (2.2%):
Alliant Energy Corp. .................................................... 1,576 80
Ameren Corp. ......................................................... 1,640 117
American Electric Power Co., Inc. ........................................... 3,241 284
American Water Works Co., Inc. ............................................ 1,198 155
Atmos Energy Corp. ..................................................... 928 108
CenterPoint Energy, Inc. .................................................. 3,934 122
CMS Energy Corp. ...................................................... 1,836 109
Consolidated Edison, Inc. ................................................. 2,127 190
Constellation Energy Corp. ................................................ 1,938 388
Dominion Energy, Inc. ................................................... 5,154 253
DTE Energy Co. ....................................................... 1,272 141
Duke Energy Corp. ...................................................... 4,746 476
Edison International ..................................................... 2,366 170
Entergy Corp. ......................................................... 1,313 140
Evergy, Inc. ........................................................... 1,414 75
Eversource Energy ...................................................... 2,166 123
Exelon Corp. .......................................................... 6,149 213
FirstEnergy Corp. ....................................................... 3,185 122
NextEra Energy, Inc. .................................................... 12,633 895
NiSource, Inc. ......................................................... 2,757 79
NRG Energy, Inc. ....................................................... 1,282 100
PG&E Corp. .......................................................... 13,141 229
Pinnacle West Capital Corp. ............................................... 698 53
PPL Corp. ............................................................ 4,536 125
Public Service Enterprise Group, Inc. ......................................... 3,063 226
Sempra .............................................................. 3,891 296
The AES Corp. ........................................................ 4,370 77
The Southern Co. ....................................................... 6,724 522
Vistra Corp. ........................................................... 2,008 173
WEC Energy Group, Inc. ................................................. 1,942 152
Xcel Energy, Inc. ....................................................... 3,417 183
6,376
Total Common Stocks (Cost $45,707)
a
a
a
281,890
Total Investments (Cost $45,707) — 99.0% 281,890
Other assets in excess of liabilities — 1.0% 2,973
NET ASSETS - 100.00% $ 284,863
(a) Non-income producing security.
PLC
—
Public Limited Company

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 11 9/20/24 $ 3,038,172 $ 3,036,825 $ (1,347)
Total unrealized appreciation $ —
Total unrealized depreciation (1,347)
Total net unrealized appreciation (depreciation) $ (1,347)

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund
27
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.5%)
Communication Services (2.9%):
Live Nation Entertainment, Inc. (a) ........................................... 34,544 $ 3,238
The Trade Desk, Inc. , Class A (a) ............................................ 63,400 6,193
9,431
Consumer Discretionary (7.5%):
Chipotle Mexican Grill, Inc. (a) ............................................. 85,000 5,325
D.R. Horton, Inc. ....................................................... 34,800 4,904
NVR, Inc. (a) .......................................................... 700 5,312
Ross Stores, Inc. ....................................................... 33,800 4,912
YETI Holdings, Inc. (a) ................................................... 92,500 3,529
23,982
Consumer Staples (6.3%):
BellRing Brands, Inc. (a) .................................................. 56,400 3,223
Casey's General Stores, Inc. ............................................... 14,500 5,533
Church & Dwight Co., Inc. ................................................ 39,600 4,106
Freshpet, Inc. (a) ........................................................ 35,500 4,593
Performance Food Group Co. (a) ............................................ 39,200 2,591
20,046
Energy (4.3%):
Cheniere Energy, Inc. .................................................... 22,800 3,986
Diamondback Energy, Inc. ................................................ 19,300 3,864
Matador Resources Co. ................................................... 47,200 2,813
Permian Resources Corp. ................................................. 185,500 2,996
13,659
Financials (18.0%):
Affiliated Managers Group, Inc. ............................................ 20,100 3,140
Ameriprise Financial, Inc. ................................................. 13,500 5,767
Arch Capital Group Ltd. (a) ................................................ 59,100 5,962
Brown & Brown, Inc. .................................................... 86,300 7,716
Evercore, Inc. ......................................................... 35,800 7,462
FactSet Research Systems, Inc. ............................................. 12,100 4,940
Global Payments, Inc. .................................................... 38,600 3,733
MSCI, Inc. ........................................................... 8,000 3,854
NU Holdings Ltd. , Class A (a) .............................................. 256,400 3,305
Shift4 Payments, Inc. , Class A (a) ............................................ 47,400 3,477
The Bancorp, Inc. (a) ..................................................... 84,400 3,187
W.R. Berkley Corp. ..................................................... 64,100 5,037
57,580
Health Care (12.9%):
Addus HomeCare Corp. (a) ................................................ 13,300 1,544
Cencora, Inc. .......................................................... 20,400 4,596
Dexcom, Inc. (a) ........................................................ 37,000 4,195
Halozyme Therapeutics, Inc. (a) ............................................. 35,300 1,848
ICON PLC (a) ......................................................... 12,500 3,918
Intra-Cellular Therapies, Inc. (a) ............................................. 42,400 2,904
IQVIA Holdings, Inc. (a) .................................................. 18,900 3,996
Medpace Holdings, Inc. (a) ................................................ 10,600 4,366
Neurocrine Biosciences, Inc. (a) ............................................. 26,400 3,635
ResMed, Inc. .......................................................... 18,100 3,465
The Ensign Group, Inc. ................................................... 13,300 1,645
West Pharmaceutical Services, Inc. .......................................... 15,200 5,007
41,119
Industrials (17.4%):
Advanced Drainage Systems, Inc. ........................................... 30,500 4,892
AMETEK, Inc. ........................................................ 36,500 6,085
Chart Industries, Inc. (a) .................................................. 12,500 1,804
Copa Holdings SA , Class A ................................................ 35,800 3,407

Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
HEICO Corp. .......................................................... 14,300 $ 3,198
IDEX Corp. ........................................................... 14,700 2,958
Old Dominion Freight Line, Inc. ............................................ 24,200 4,274
Paylocity Holding Corp. (a) ................................................ 15,900 2,096
Saia, Inc. (a) ........................................................... 7,900 3,747
The Middleby Corp. (a) ................................................... 23,200 2,844
Trane Technologies PLC .................................................. 22,700 7,467
Trex Co., Inc. (a) ........................................................ 55,700 4,128
Verisk Analytics, Inc. .................................................... 18,300 4,933
WillScot Mobile Mini Holdings Corp. (a) ...................................... 94,900 3,572
55,405
Information Technology (15.2%):
Amphenol Corp. , Class A ................................................. 120,640 8,127
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 15,000 5,748
CyberArk Software Ltd. (a) ................................................ 20,100 5,496
HubSpot, Inc. (a) ....................................................... 6,900 4,070
Keysight Technologies, Inc. (a) ............................................. 31,400 4,294
Monolithic Power Systems, Inc. ............................................ 7,500 6,163
Synopsys, Inc. (a) ....................................................... 9,500 5,653
Tyler Technologies, Inc. (a) ................................................ 9,000 4,525
Zscaler, Inc. (a) ......................................................... 22,500 4,324
48,400
Materials (5.3%):
Avery Dennison Corp. ................................................... 28,800 6,297
Freeport-McMoRan, Inc. ................................................. 67,800 3,295
Louisiana-Pacific Corp. .................................................. 51,700 4,256
Summit Materials, Inc. , Class A (a) .......................................... 88,300 3,233
17,081
Real Estate (6.1%):
CBRE Group, Inc. , Class A (a) .............................................. 58,200 5,186
CoStar Group, Inc. (a) .................................................... 53,800 3,989
SBA Communications Corp. ............................................... 7,303 1,434
Sun Communities, Inc. ................................................... 30,516 3,672
VICI Properties, Inc. .................................................... 177,000 5,069
19,350
Utilities (3.6%):
Atmos Energy Corp. ..................................................... 44,600 5,203
Sempra .............................................................. 81,478 6,197
11,400
Total Common Stocks (Cost $234,777)
a
a
a
317,453
Exchange-Traded Funds (0.4%)
SPDR S&P MidCap 400 ETF Trust .......................................... 2,200 1,177
Total Exchange-Traded Funds (Cost $1,039)
a
a
a
1,177
Total Investments (Cost $235,816) — 99.9% 318,630
Other assets in excess of liabilities — 0.1% 271
NET ASSETS - 100.00% $ 318,901
At June 30, 2024, the Fund's investments in foreign securities were 9.3% of net assets.
(a) Non-income producing security.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory Trivalent International Fund — Core Equity
29
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.2%)
Australia (4.2%):
Consumer Discretionary (0.4%):
Aristocrat Leisure Ltd. ................................................... 28,467 $ 942
Energy (0.3%):
Woodside Energy Group Ltd. .............................................. 36,119 680
Financials (1.2%):
National Australia Bank Ltd. ............................................... 76,761 1,850
QBE Insurance Group Ltd. (a) .............................................. 68,176 787
2,637
Industrials (0.6%):
Brambles Ltd. ......................................................... 70,706 682
Qantas Airways Ltd. (a) ................................................... 182,997 712
1,394
Materials (1.0%):
Northern Star Resources Ltd. (a) ............................................ 93,257 810
Rio Tinto Ltd. ......................................................... 16,180 1,281
2,091
Real Estate (0.7%):
Charter Hall Group ...................................................... 71,424 531
Goodman Group ....................................................... 43,826 1,011
1,542
9,286
Austria (0.4%):
Industrials (0.4%):
ANDRITZ AG ......................................................... 15,691 970
Belgium (0.5%):
Materials (0.5%):
Titan Cement International SA ............................................. 32,397 1,014
Brazil (0.9%):
Energy (0.3%):
PRIO SA ............................................................. 82,700 647
Financials (0.4%):
Banco do Brasil SA ..................................................... 183,100 875
Utilities (0.2%):
Equatorial Energia SA ................................................... 96,800 532
2,054
Canada (6.6%):
Consumer Discretionary (0.3%):
Linamar Corp. ......................................................... 12,531 609
Energy (1.1%):
ARC Resources Ltd. ..................................................... 33,946 606
Headwater Exploration, Inc. ............................................... 113,596 602
Parex Resources, Inc. .................................................... 29,468 472
Suncor Energy, Inc. ..................................................... 17,434 665
2,345
Financials (2.4%):
Canadian Imperial Bank of Commerce (b) ...................................... 18,356 873
Fairfax Financial Holdings Ltd. ............................................. 1,871 2,129
National Bank of Canada ................................................. 16,341 1,296

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
The Toronto-Dominion Bank ............................................... 19,862 $ 1,092
5,390
Industrials (1.0%):
Element Fleet Management Corp. ........................................... 80,105 1,457
Finning International, Inc. ................................................. 24,579 721
2,178
Materials (1.8%):
Dundee Precious Metals, Inc. .............................................. 113,015 885
Lundin Mining Corp. .................................................... 84,719 943
Stella-Jones, Inc. ....................................................... 18,269 1,192
Teck Resources Ltd. , Class B .............................................. 19,622 941
3,961
14,483
Chile (0.3%):
Consumer Staples (0.3%):
Cencosud SA .......................................................... 357,393 674
China (6.3%):
Communication Services (1.5%):
Baidu, Inc. , Class SW (a) .................................................. 39,450 427
Kuaishou Technology , Class W (a) (c) ......................................... 133,100 781
Tencent Holdings Ltd. ................................................... 43,800 2,078
3,286
Consumer Discretionary (1.7%):
BYD Co. Ltd. ......................................................... 26,500 787
Fuyao Glass Industry Group Co. Ltd. , Class H (c) ................................ 103,600 600
Meituan , Class W (a) (c) ................................................... 71,900 1,022
MINISO Group Holding Ltd. , ADR .......................................... 30,845 588
Trip.com Group Ltd. (a) ................................................... 15,250 722
3,719
Consumer Staples (0.3%):
Giant Biogene Holding Co. Ltd. (c) .......................................... 118,800 695
Financials (1.6%):
Agricultural Bank of China Ltd. , Class H ...................................... 1,485,000 634
Bank of China Ltd. , Class H ............................................... 2,071,275 1,021
China Construction Bank Corp. , Class H ...................................... 1,210,000 894
PICC Property & Casualty Co. Ltd. , Class H (a) ................................. 808,000 1,002
3,551
Health Care (0.2%):
Sinopharm Group Co. Ltd. , Class H .......................................... 174,800 465
Industrials (0.8%):
China Railway Group Ltd. , Class H .......................................... 1,604,000 885
Sinotruk Hong Kong Ltd. (a) ............................................... 302,500 785
1,670
Materials (0.2%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 229,500 546
13,932
Denmark (3.3%):
Consumer Discretionary (0.6%):
Pandora A/S .......................................................... 8,684 1,308
Health Care (2.7%):
Novo Nordisk A/S , Class B ................................................ 41,019 5,870
7,178

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
France (6.0%):
Communication Services (0.8%):
Publicis Groupe SA ..................................................... 16,572 $ 1,760
Consumer Discretionary (0.4%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 1,178 904
Energy (0.3%):
Technip Energies NV .................................................... 31,450 706
Financials (0.8%):
AXA SA ............................................................. 22,342 732
BNP Paribas SA ........................................................ 17,079 1,092
1,824
Health Care (0.7%):
EssilorLuxottica SA (a) ................................................... 3,336 717
Ipsen SA ............................................................. 5,639 692
1,409
Industrials (1.4%):
Cie de Saint-Gobain SA .................................................. 17,517 1,362
Eiffage SA ............................................................ 7,816 718
Rexel SA ............................................................. 33,350 863
2,943
Information Technology (0.5%):
Capgemini SE ......................................................... 5,667 1,126
Materials (0.5%):
Arkema SA ........................................................... 12,160 1,060
Real Estate (0.3%):
Klepierre SA .......................................................... 24,519 655
Utilities (0.3%):
Engie SA ............................................................. 49,373 707
13,094
Germany (4.5%):
Communication Services (0.9%):
Deutsche Telekom AG ................................................... 80,730 2,029
Consumer Staples (0.6%):
Henkel AG & Co. KGaA , Preference Shares .................................... 14,879 1,325
Financials (1.0%):
Allianz SE , Registered Shares .............................................. 2,916 810
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 2,870 1,434
2,244
Industrials (1.5%):
Daimler Truck Holding AG ................................................ 21,294 849
Siemens AG , Registered Shares ............................................. 12,904 2,401
3,250
Information Technology (0.5%):
SAP SE .............................................................. 4,718 948
9,796
Greece (0.3%):
Financials (0.3%):
National Bank of Greece SA (a) ............................................. 84,614 703

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Hong Kong (0.8%):
Financials (0.3%):
BOC Hong Kong Holdings Ltd. ............................................ 178,500 $ 551
Real Estate (0.2%):
Sino Land Co. Ltd. (a) .................................................... 490,000 504
Utilities (0.3%):
Kunlun Energy Co. Ltd. .................................................. 702,000 726
1,781
India (5.3%):
Consumer Discretionary (0.5%):
Tata Motors Ltd. ....................................................... 85,801 1,017
Consumer Staples (0.4%):
Varun Beverages Ltd. (a) .................................................. 48,746 951
Energy (0.7%):
Reliance Industries Ltd. .................................................. 42,763 1,603
Financials (1.5%):
ICICI Bank Ltd. ........................................................ 111,133 1,600
Power Finance Corp. Ltd. ................................................. 302,056 1,754
3,354
Information Technology (0.7%):
KPIT Technologies Ltd. .................................................. 35,433 693
Tata Consultancy Services Ltd. ............................................. 15,608 729
1,422
Materials (0.9%):
ACC Ltd. ............................................................ 25,488 799
Jindal Stainless Ltd. ..................................................... 123,529 1,217
2,016
Utilities (0.6%):
Power Grid Corp. of India Ltd. ............................................. 320,261 1,268
11,631
Indonesia (0.3%):
Communication Services (0.3%):
PT Indosat Tbk ........................................................ 1,177,400 769
Ireland (2.8%):
Consumer Discretionary (0.8%):
PDD Holdings, Inc. , ADR (a) ............................................... 13,498 1,795
Consumer Staples (0.3%):
Glanbia PLC .......................................................... 36,734 714
Financials (0.3%):
Bank of Ireland Group PLC ............................................... 72,400 756
Health Care (0.6%):
ICON PLC (a) ......................................................... 3,828 1,200
Industrials (0.8%):
AerCap Holdings NV .................................................... 17,784 1,657
6,122
Israel (0.3%):
Information Technology (0.3%):
Nice Ltd. (a) ........................................................... 3,500 603

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Italy (1.1%):
Health Care (0.3%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 14,504 $ 755
Industrials (0.4%):
Leonardo SpA ......................................................... 38,589 894
Utilities (0.4%):
Enel SpA ............................................................. 118,471 822
2,471
Japan (14.5%):
Communication Services (0.5%):
Konami Group Corp. .................................................... 15,200 1,099
Consumer Discretionary (2.5%):
Asics Corp. ........................................................... 49,600 765
Honda Motor Co. Ltd. ................................................... 101,700 1,093
Isuzu Motors Ltd. ....................................................... 87,700 1,166
Panasonic Holdings Corp. ................................................. 61,600 507
Suzuki Motor Corp. ..................................................... 95,200 1,099
Toyota Motor Corp. ..................................................... 46,100 946
5,576
Consumer Staples (0.8%):
Asahi Group Holdings Ltd. ................................................ 23,100 817
Toyo Suisan Kaisha Ltd. .................................................. 14,800 882
1,699
Financials (2.6%):
Mizuho Financial Group, Inc. .............................................. 64,810 1,364
ORIX Corp. ........................................................... 40,000 887
Sumitomo Mitsui Financial Group, Inc. ....................................... 34,325 2,304
Tokio Marine Holdings, Inc. ............................................... 32,800 1,233
5,788
Health Care (0.8%):
Otsuka Holdings Co. Ltd. ................................................. 22,300 942
Shionogi & Co. Ltd. ..................................................... 18,100 705
1,647
Industrials (3.7%):
Central Japan Railway Co. ................................................ 30,900 670
Fuji Electric Co. Ltd. .................................................... 18,600 1,063
ITOCHU Corp. ........................................................ 44,700 2,198
Komatsu Ltd. .......................................................... 42,200 1,233
Mitsubishi Heavy Industries Ltd. ............................................ 109,400 1,178
Mitsui & Co. Ltd. ....................................................... 75,600 1,724
8,066
Information Technology (2.6%):
Canon, Inc. (b) ......................................................... 24,800 673
Disco Corp. ........................................................... 4,100 1,562
NEC Corp. ........................................................... 19,500 1,608
Tokyo Electron Ltd. ..................................................... 3,400 744
Yokogawa Electric Corp. ................................................. 46,100 1,120
5,707
Materials (0.7%):
Nippon Steel Corp. ...................................................... 41,400 878
Tosoh Corp. ........................................................... 58,700 768
1,646

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Real Estate (0.3%):
Daiwa House Industry Co. Ltd. ............................................. 26,500 $ 675
31,903
Luxembourg (0.3%):
Energy (0.3%):
Tenaris SA ............................................................ 37,099 571
Mexico (1.1%):
Consumer Staples (0.3%):
Arca Continental SAB de CV .............................................. 76,685 752
Energy (0.5%):
Vista Energy SAB de CV , ADR (a) ........................................... 24,860 1,131
Financials (0.3%):
Gentera SAB de CV ..................................................... 514,841 638
2,521
Netherlands (4.6%):
Communication Services (0.3%):
Koninklijke KPN NV .................................................... 177,353 680
Consumer Discretionary (1.4%):
Prosus NV (a) .......................................................... 32,472 1,154
Stellantis NV .......................................................... 96,732 1,912
3,066
Consumer Staples (0.5%):
Koninklijke Ahold Delhaize NV ............................................ 40,951 1,205
Financials (1.3%):
Euronext NV (c) ........................................................ 10,249 950
ING Groep NV ........................................................ 62,478 1,073
NN Group NV (a) ....................................................... 15,978 743
2,766
Information Technology (1.1%):
ASML Holding NV ..................................................... 2,337 2,381
10,098
Norway (0.3%):
Energy (0.3%):
Equinor ASA .......................................................... 23,534 674
Portugal (0.5%):
Energy (0.5%):
Galp Energia SGPS SA ................................................... 49,512 1,046
Qatar (0.3%):
Communication Services (0.3%):
Ooredoo QPSC ........................................................ 210,673 591
Russian Federation (0.0%):(d)
Energy (0.0%):(d)
LUKOIL PJSC , ADR (a) (e) (f) .............................................. 8,489 1
Financials (0.0%):
Sberbank of Russia PJSC (a) (e) (f) ........................................... 220,230 —
1
Saudi Arabia (0.4%):
Financials (0.4%):
Saudi Awwal Bank ...................................................... 89,199 921

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Singapore (1.2%):
Consumer Discretionary (0.3%):
Genting Singapore Ltd. ................................................... 1,058,700 $ 673
Financials (0.5%):
DBS Group Holdings Ltd. ................................................. 39,380 1,037
Utilities (0.4%):
Sembcorp Industries Ltd. ................................................. 270,300 956
2,666
South Africa (0.8%):
Energy (0.2%):
Exxaro Resources Ltd. ................................................... 39,448 389
Financials (0.3%):
Investec PLC .......................................................... 97,641 706
Health Care (0.3%):
Aspen Pharmacare Holdings Ltd. ............................................ 54,453 699
1,794
South Korea (3.9%):
Consumer Discretionary (0.4%):
Kia Corp. ............................................................ 9,994 935
Financials (1.1%):
DB Insurance Co. Ltd. ................................................... 12,684 1,051
Hana Financial Group, Inc. ................................................ 29,517 1,299
2,350
Industrials (0.6%):
Hanwha Aerospace Co. Ltd. ............................................... 4,251 767
Samsung E&A Co. Ltd. (a) ................................................ 35,017 610
1,377
Information Technology (1.8%):
Samsung Electronics Co. Ltd. .............................................. 44,053 2,593
SK Hynix, Inc. ......................................................... 8,300 1,409
4,002
8,664
Spain (2.7%):
Consumer Discretionary (0.8%):
Industria de Diseno Textil SA .............................................. 36,221 1,797
Energy (0.3%):
Repsol SA ............................................................ 43,658 692
Financials (1.1%):
Banco Santander SA ..................................................... 355,974 1,656
Bankinter SA .......................................................... 92,093 754
2,410
Utilities (0.5%):
Iberdrola SA .......................................................... 74,842 971
5,870
Sweden (1.7%):
Consumer Discretionary (0.4%):
Evolution AB (c) ........................................................ 8,258 860
Consumer Staples (0.5%):
Essity AB , Class B ...................................................... 41,703 1,067

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (0.3%):
Swedbank AB , A Shares .................................................. 39,377 $ 811
Industrials (0.5%):
Volvo AB , Class B ...................................................... 40,173 1,033
3,771
Switzerland (6.5%):
Consumer Staples (0.8%):
Coca-Cola HBC AG ..................................................... 31,919 1,086
Nestle SA , Registered Shares .............................................. 7,123 727
1,813
Financials (0.4%):
Zurich Insurance Group AG ............................................... 1,502 800
Health Care (2.5%):
Alcon, Inc. ........................................................... 9,692 862
Novartis AG , Registered Shares ............................................. 34,173 3,639
Sandoz Group AG ...................................................... 26,903 975
5,476
Industrials (0.5%):
ABB Ltd. , Registered Shares ............................................... 21,230 1,178
Information Technology (0.6%):
Logitech International SA , Class R .......................................... 7,494 721
STMicroelectronics NV .................................................. 15,138 593
1,314
Materials (1.7%):
Clariant AG , Registered Shares ............................................. 48,683 767
Glencore PLC ......................................................... 174,142 991
Holcim AG ........................................................... 22,396 1,980
3,738
14,319
Taiwan (4.8%):
Financials (0.4%):
CTBC Financial Holding Co. Ltd. ........................................... 630,000 735
Health Care (0.3%):
Lotus Pharmaceutical Co. Ltd. ............................................. 73,000 696
Information Technology (4.1%):
Elite Material Co. Ltd. ................................................... 49,000 714
MediaTek, Inc. ......................................................... 21,000 905
Quanta Computer, Inc. ................................................... 99,000 947
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 190,000 5,630
Wiwynn Corp. ......................................................... 11,000 891
9,087
10,518
Thailand (0.4%):
Health Care (0.4%):
Bumrungrad Hospital PCL-NVDR .......................................... 136,300 916
United Arab Emirates (0.6%):
Real Estate (0.6%):
Emaar Development PJSC ................................................ 591,519 1,287
United Kingdom (9.7%):
Communication Services (0.4%):
Informa PLC .......................................................... 86,999 939

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Discretionary (0.3%):
Birkenstock Holding PLC (a) ............................................... 12,286 $ 669
Consumer Staples (2.1%):
Associated British Foods PLC .............................................. 35,802 1,118
Coca-Cola Europacific Partners PLC ......................................... 12,854 936
Marks & Spencer Group PLC .............................................. 393,074 1,421
Tesco PLC ............................................................ 310,666 1,200
4,675
Energy (0.8%):
BP PLC .............................................................. 180,201 1,085
Harbour Energy PLC .................................................... 161,560 634
1,719
Financials (2.3%):
3i Group PLC ......................................................... 56,320 2,170
Barclays PLC ......................................................... 315,801 834
Man Group PLC ....................................................... 218,210 667
Standard Chartered PLC .................................................. 164,168 1,482
5,153
Health Care (1.2%):
AstraZeneca PLC ....................................................... 5,933 923
ConvaTec Group PLC (c) ................................................. 194,923 577
GSK PLC ............................................................ 56,465 1,086
2,586
Industrials (1.2%):
easyJet PLC ........................................................... 115,134 664
RELX PLC ........................................................... 16,720 766
Rolls-Royce Holdings PLC (a) .............................................. 191,922 1,102
2,532
Information Technology (0.3%):
The Sage Group PLC .................................................... 55,127 755
Real Estate (0.4%):
The British Land Co. PLC ................................................ 146,492 761
Utilities (0.7%):
Drax Group PLC ....................................................... 127,554 794
National Grid PLC (a) .................................................... 62,893 702
1,496
21,285
Total Common Stocks (Cost $176,271) 215,977
Exchange-Traded Funds (0.8%)
United States (0.8%):
iShares Core MSCI EAFE ETF ............................................. 18,792 1,365
iShares Core MSCI Emerging Markets ETF .................................... 8,594 460
1,825
Total Exchange-Traded Funds (Cost $1,857) 1,825
Collateral for Securities Loaned (0.8%)^
United States (0.8%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (g) ........ 406,306 407
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (g) ............ 406,306 406
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (g) ............... 406,306 406

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
LUKOIL PJSC , ADR .........................................
8/21/2019
$ 729
Sberbank of Russia PJSC ......................................
12/9/2016
752
Security Description Shares
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (g) . 406,306 $ 406
Total Collateral for Securities Loaned (Cost $1,625) 1,625
Total Investments (Cost $179,753) — 99.8% 219,427
Other assets in excess of liabilities — 0.2% 515
NET ASSETS - 100.00% $ 219,942
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was $5,486
(thousands) and amounted to 2.5% of net assets.
(d) Amount represents less than 0.05% of net assets.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at June 30, 2024 (amounts in thousands):
(g) Rate disclosed is the daily yield on June 30, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory Trivalent International Small-Cap Fund
39
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.4%)
Australia (5.4%):
Consumer Discretionary (0.9%):
JB Hi-Fi Ltd. .......................................................... 404,791 $ 16,442
Super Retail Group Ltd. .................................................. 1,505,732 13,870
30,312
Energy (0.5%):
Karoon Energy Ltd. (a) ................................................... 7,146,602 8,644
Paladin Energy Ltd. (a) ................................................... 1,301,510 10,741
19,385
Financials (0.3%):
Magellan Financial Group Ltd. ............................................. 1,715,839 9,568
Industrials (1.2%):
ALS Ltd. ............................................................. 1,160,762 10,807
Seven Group Holdings Ltd. ................................................ 720,680 17,999
Ventia Services Group Pty Ltd. ............................................. 5,445,814 13,852
42,658
Information Technology (0.6%):
Technology One Ltd. .................................................... 1,719,647 21,195
Materials (1.2%):
Champion Iron Ltd. ..................................................... 2,317,601 9,822
OceanaGold Corp. ...................................................... 7,498,305 17,212
Ramelius Resources Ltd. (a) ............................................... 11,088,855 14,240
41,274
Real Estate (0.3%):
Charter Hall Group ...................................................... 1,272,041 9,456
Utilities (0.4%):
AGL Energy Ltd. ....................................................... 1,869,798 13,469
187,317
Bermuda (0.4%):
Energy (0.4%):
Seadrill Ltd. (a) ......................................................... 265,066 13,492
Canada (11.0%):
Communication Services (0.4%):
IMAX Corp. (a) ........................................................ 843,745 14,150
Consumer Discretionary (0.4%):
Linamar Corp. ......................................................... 281,233 13,670
Energy (1.9%):
Headwater Exploration, Inc. ............................................... 3,434,887 18,205
NuVista Energy Ltd. (a) ................................................... 1,583,838 16,465
Parex Resources, Inc. .................................................... 839,655 13,455
Whitecap Resources, Inc. ................................................. 2,163,054 15,829
63,954
Financials (0.7%):
CI Financial Corp. ...................................................... 823,351 8,667
EQB, Inc. (a) .......................................................... 247,203 16,850
25,517
Health Care (0.0%):(b)
Tilray Brands, Inc. (a) (c) .................................................. 2 — (d)
Industrials (1.6%):
AtkinsRealis Group, Inc. .................................................. 299,111 12,949

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Bombardier, Inc. , Class B (a) (c) ............................................. 265,202 $ 17,009
Finning International, Inc. ................................................. 865,871 25,389
55,347
Information Technology (1.8%):
Celestica, Inc. (a) ....................................................... 919,088 52,636
Docebo, Inc. (a) ........................................................ 213,471 8,245
60,881
Materials (2.9%):
Agnico Eagle Mines Ltd. ................................................. 1 — (d)
Alamos Gold, Inc. ...................................................... 1,631,999 25,603
Dundee Precious Metals, Inc. .............................................. 2,681,957 20,998
Eldorado Gold Corp. (a) .................................................. 784,837 11,596
Lundin Mining Corp. .................................................... 1,861,824 20,729
Stella-Jones, Inc. ....................................................... 324,232 21,160
100,086
Real Estate (0.6%):
Boardwalk Real Estate Investment Trust ...................................... 420,338 21,658
Utilities (0.7%):
Boralex, Inc. , Class A .................................................... 613,504 15,029
Superior Plus Corp. ..................................................... 1,477,600 9,582
24,611
379,874
Denmark (3.3%):
Consumer Discretionary (0.9%):
GN Store Nord A/S (a) ................................................... 344,573 9,601
Pandora A/S .......................................................... 144,848 21,806
31,407
Financials (0.6%):
Jyske Bank A/S , Registered Shares .......................................... 246,784 19,663
Health Care (0.7%):
Ascendis Pharma A/S , ADR (a) (c) ........................................... 91,663 12,501
Bavarian Nordic A/S (a) .................................................. 481,482 11,936
24,437
Industrials (0.8%):
ISS A/S .............................................................. 555,765 9,544
ROCKWOOL A/S , Class B ................................................ 44,886 18,199
27,743
Information Technology (0.3%):
Netcompany Group A/S (a) (e) .............................................. 245,926 10,525
113,775
Finland (0.7%):
Industrials (0.7%):
Konecranes Oyj ........................................................ 403,691 22,870
France (7.7%):
Consumer Discretionary (1.6%):
Accor SA ............................................................ 529,164 21,650
La Francaise des Jeux SAEM (e) ............................................ 308,003 10,489
Renault SA ........................................................... 431,791 22,141
54,280
Energy (0.9%):
Technip Energies NV .................................................... 670,303 15,057

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Vallourec SACA (a) ..................................................... 1,141,997 $ 17,950
33,007
Health Care (0.7%):
Ipsen SA ............................................................. 116,314 14,288
Virbac SACA .......................................................... 30,337 10,639
24,927
Industrials (2.2%):
Eiffage SA ............................................................ 222,612 20,457
Elis SA .............................................................. 991,347 21,509
Rexel SA ............................................................. 424,497 10,979
SPIE SA ............................................................. 655,288 23,738
76,683
Information Technology (0.7%):
Sopra Steria Group ...................................................... 119,932 23,319
Materials (0.9%):
Arkema SA ........................................................... 260,872 22,730
Verallia SA (e) ......................................................... 277,753 10,106
32,836
Real Estate (0.7%):
Klepierre SA .......................................................... 864,341 23,073
268,125
Germany (4.9%):
Communication Services (1.6%):
CTS Eventim AG & Co. KGaA ............................................. 257,795 21,458
Freenet AG ........................................................... 630,573 16,765
Scout24 SE (e) ......................................................... 220,807 16,868
55,091
Health Care (0.5%):
Gerresheimer AG ....................................................... 154,408 16,591
Industrials (0.8%):
GEA Group AG ........................................................ 417,765 17,366
KION Group AG ....................................................... 237,996 9,940
27,306
Information Technology (1.0%):
AIXTRON SE ......................................................... 594,727 11,667
Bechtle AG ........................................................... 330,747 15,556
TeamViewer SE (a) (e) .................................................... 620,235 6,941
34,164
Materials (0.3%):
Aurubis AG (c) ......................................................... 163,783 12,846
Real Estate (0.7%):
TAG Immobilien AG (a) .................................................. 1,627,425 23,784
169,782
Hong Kong (0.6%):
Health Care (0.4%):
The United Laboratories International Holdings Ltd. .............................. 13,478,000 14,258
Real Estate (0.2%):
Kerry Properties Ltd. .................................................... 4,256,500 7,406
21,664

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Ireland (2.0%):
Consumer Discretionary (0.3%):
Dalata Hotel Group PLC .................................................. 2,840,139 $ 12,103
Consumer Staples (0.6%):
Glanbia PLC .......................................................... 1,157,592 22,491
Financials (0.8%):
Bank of Ireland Group PLC ............................................... 2,538,244 26,512
Industrials (0.3%):
DCC PLC ............................................................ 139,588 9,741
70,847
Isle of Man (0.3%):
Consumer Discretionary (0.3%):
Playtech PLC (a) ........................................................ 1,631,069 9,584
Italy (3.6%):
Consumer Discretionary (0.3%):
Brunello Cucinelli SpA ................................................... 113,895 11,366
Financials (1.1%):
Azimut Holding SpA .................................................... 491,112 11,573
Banco BPM SpA ....................................................... 4,152,203 26,719
38,292
Industrials (0.6%):
Iveco Group NV ....................................................... 729,566 8,168
Leonardo SpA ......................................................... 551,186 12,769
20,937
Information Technology (0.4%):
Reply SpA ............................................................ 84,460 12,452
Materials (0.8%):
Buzzi SpA ............................................................ 659,457 26,551
Utilities (0.4%):
ERG SpA ............................................................ 99,947 2,505
Iren SpA (a) ........................................................... 5,499,704 11,443
13,948
123,546
Japan (23.8%):
Consumer Discretionary (4.3%):
ABC-Mart, Inc. ........................................................ 633,200 11,114
Adastria Co. Ltd. ....................................................... 504,400 11,381
Asics Corp. ........................................................... 1,565,600 24,142
Resorttrust, Inc. ........................................................ 600,400 8,920
Round One Corp. ....................................................... 2,938,200 15,113
Sankyo Co. Ltd. ........................................................ 1,693,000 18,411
Sumitomo Forestry Co. Ltd. (c) ............................................. 503,800 16,153
Takashimaya Co. Ltd. .................................................... 856,200 14,462
Toyo Tire Corp. ........................................................ 980,400 15,736
Toyoda Gosei Co. Ltd. ................................................... 698,400 12,343
147,775
Consumer Staples (1.4%):
Morinaga Milk Industry Co. Ltd. ............................................ 541,000 11,385
Nissui Corp. .......................................................... 3,013,600 16,201
Toyo Suisan Kaisha Ltd. .................................................. 337,200 20,087
47,673

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (2.2%):
Credit Saison Co. Ltd. ................................................... 1,138,200 $ 23,701
Fuyo General Lease Co. Ltd. ............................................... 146,400 11,213
Mebuki Financial Group, Inc. .............................................. 5,165,100 20,257
Yamaguchi Financial Group, Inc. ............................................ 1,759,600 20,139
75,310
Health Care (1.8%):
Jeol Ltd. ............................................................. 401,600 18,240
Santen Pharmaceutical Co. Ltd. ............................................. 1,740,500 17,808
Sawai Group Holdings Co. Ltd. ............................................. 348,200 14,131
Tsumura & Co. ........................................................ 440,200 11,281
61,460
Industrials (5.8%):
Amada Co. Ltd. ........................................................ 1,140,400 12,681
DMG Mori Co. Ltd. (c) ................................................... 468,100 12,246
Ebara Corp. ........................................................... 1,479,500 23,601
Fujikura Ltd. .......................................................... 1,345,800 26,636
GS Yuasa Corp. ........................................................ 541,500 10,802
Hitachi Zosen Corp. ..................................................... 1,559,400 10,242
INFRONEER Holdings, Inc. ............................................... 1,615,900 13,152
Kinden Corp. .......................................................... 550,600 11,012
Nankai Electric Railway Co. Ltd. ........................................... 484,100 8,047
Nitto Boseki Co. Ltd. .................................................... 294,400 11,992
Park24 Co. Ltd. (a) ...................................................... 1,204,000 12,062
Sankyu, Inc. .......................................................... 325,100 11,137
Sanwa Holdings Corp. ................................................... 1,251,800 22,975
Takeuchi Manufacturing Co. Ltd. ........................................... 458,400 16,075
202,660
Information Technology (3.6%):
Citizen Watch Co. Ltd. ................................................... 1,896,700 12,714
Dexerials Corp. ........................................................ 261,600 12,217
Fuji Soft, Inc. .......................................................... 421,500 19,042
Horiba Ltd. ........................................................... 171,000 13,872
NET One Systems Co. Ltd. ................................................ 660,700 12,126
Nippon Electric Glass Co. Ltd. ............................................. 431,200 9,847
Socionext, Inc. ......................................................... 454,700 10,820
Tokyo Seimitsu Co. Ltd. .................................................. 321,400 24,662
Ulvac, Inc. ............................................................ 146,800 9,651
124,951
Materials (2.7%):
Daicel Corp. .......................................................... 1,953,900 18,818
Daido Steel Co. Ltd. ..................................................... 2,483,400 23,011
Kaneka Corp. .......................................................... 372,300 9,806
Mitsubishi Gas Chemical Co., Inc. ........................................... 581,100 11,148
Rengo Co. Ltd. ........................................................ 2,558,500 16,604
Sumitomo Bakelite Co. Ltd. ............................................... 479,200 14,081
93,468
Real Estate (1.7%):
Invincible Investment Corp. ............................................... 34,389 13,979
KDX Realty Investment Corp. .............................................. 7,119 6,921
Nippon Accommodations Fund, Inc. ......................................... 2,202 8,754
Tokyo Tatemono Co. Ltd. (c) ............................................... 964,300 15,347
Tokyu Fudosan Holdings Corp. ............................................. 1,909,300 12,818
57,819
Utilities (0.3%):
Tohoku Electric Power Co., Inc. ............................................ 1,255,000 11,346
822,462

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Jordan (0.5%):
Health Care (0.5%):
Hikma Pharmaceuticals PLC ............................................... 655,367 $ 15,612
Luxembourg (0.4%):
Communication Services (0.4%):
Millicom International Cellular SA (a) ........................................ 553,100 13,436
Macau (0.5%):
Consumer Discretionary (0.5%):
MGM China Holdings Ltd. ................................................ 10,020,400 15,577
Netherlands (3.0%):
Financials (1.2%):
ASR Nederland NV ..................................................... 494,653 23,547
Euronext NV (e) ........................................................ 207,140 19,193
42,740
Industrials (0.7%):
Fugro NV ............................................................ 1,065,058 25,681
Information Technology (0.8%):
BE Semiconductor Industries NV ........................................... 158,312 26,442
Materials (0.3%):
OCI NV ............................................................. 420,551 10,270
105,133
Singapore (0.7%):
Real Estate (0.2%):
Frasers Logistics & Commercial Trust ........................................ 10,717,900 7,497
Utilities (0.5%):
Sembcorp Industries Ltd. ................................................. 5,196,600 18,372
25,869
South Africa (0.4%):
Financials (0.4%):
Investec PLC .......................................................... 2,129,206 15,389
South Korea (4.9%):
Communication Services (0.4%):
SOOP Co. Ltd. ......................................................... 139,415 13,248
Consumer Staples (0.6%):
Cosmax, Inc. .......................................................... 85,435 12,039
NongShim Co. Ltd. ..................................................... 26,463 9,382
21,421
Health Care (1.3%):
Classys, Inc. .......................................................... 535,707 19,690
Dentium Co. Ltd. ....................................................... 147,235 12,613
Hanmi Pharm Co. Ltd. ................................................... 53,909 10,556
42,859
Industrials (1.8%):
HD Hyundai Electric Co. Ltd. .............................................. 141,417 31,609
LIG Nex1 Co. Ltd. ...................................................... 121,863 19,458
Samsung E&A Co. Ltd. (a) ................................................ 648,857 11,311
62,378
Information Technology (0.6%):
LEENO Industrial, Inc. ................................................... 73,542 12,434

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
SOLUM Co. Ltd. (a) ..................................................... 592,566 $ 8,999
21,433
Materials (0.2%):
LOTTE Fine Chemical Co. Ltd. ............................................ 242,472 7,811
169,150
Spain (3.6%):
Financials (1.1%):
Bankinter SA .......................................................... 3,422,790 28,004
Mapfre SA ............................................................ 4,286,002 9,883
37,887
Health Care (0.5%):
Laboratorios Farmaceuticos Rovi SA (a) ....................................... 201,798 18,897
Industrials (0.4%):
Cia de Distribucion Integral Logista Holdings SA ................................ 507,478 14,378
Information Technology (0.5%):
Indra Sistemas SA ...................................................... 761,390 15,633
Materials (0.4%):
Acerinox SA .......................................................... 1,404,123 14,623
Real Estate (0.7%):
Merlin Properties Socimi SA ............................................... 2,029,667 22,620
124,038
Sweden (2.5%):
Consumer Staples (0.3%):
Axfood AB ........................................................... 421,533 11,054
Financials (0.4%):
Avanza Bank Holding AB (c) ............................................... 537,353 13,024
Industrials (1.4%):
AFRY AB ............................................................ 639,238 11,474
Loomis AB ........................................................... 337,675 8,770
NCC AB , Class B ....................................................... 797,581 10,351
Trelleborg AB , Class B ................................................... 418,223 16,283
46,878
Real Estate (0.4%):
Wihlborgs Fastigheter AB ................................................. 1,493,358 13,832
84,788
Switzerland (6.3%):
Consumer Staples (0.7%):
Coca-Cola HBC AG ..................................................... 726,021 24,706
Financials (0.9%):
Swissquote Group Holding SA , Registered Shares ............................... 92,683 29,190
Health Care (1.2%):
Galenica AG (e) ........................................................ 247,496 20,273
Siegfried Holding AG , Registered Shares ...................................... 20,502 21,267
41,540
Industrials (2.1%):
Accelleron Industries AG ................................................. 366,454 14,356
Adecco Group AG ...................................................... 255,152 8,466
Bucher Industries AG , Registered Shares ...................................... 24,715 9,943
Flughafen Zurich AG , Registered Shares ...................................... 65,862 14,581

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Sulzer AG , Registered Shares .............................................. 182,309 $ 25,213
72,559
Information Technology (0.3%):
Logitech International SA , Class R .......................................... 114,772 11,048
Materials (0.4%):
Clariant AG , Registered Shares ............................................. 967,058 15,237
Real Estate (0.7%):
PSP Swiss Property AG , Registered Shares ..................................... 191,937 24,643
218,923
United Kingdom (11.9%):
Communication Services (0.9%):
4imprint Group PLC ..................................................... 248,453 18,229
MONY Group PLC ..................................................... 5,238,641 14,657
32,886
Consumer Discretionary (1.5%):
Berkeley Group Holdings PLC ............................................. 216,797 12,525
Birkenstock Holding PLC (a) (c) ............................................. 177,230 9,643
Inchcape PLC ......................................................... 1,707,105 16,039
Taylor Wimpey PLC ..................................................... 7,265,309 13,008
51,215
Consumer Staples (0.9%):
Marks & Spencer Group PLC .............................................. 6,683,934 24,164
Nomad Foods Ltd. ...................................................... 519,186 8,556
32,720
Energy (0.3%):
Harbour Energy PLC .................................................... 2,569,030 10,085
Financials (1.9%):
Beazley PLC .......................................................... 1,966,611 17,562
Intermediate Capital Group PLC ............................................ 677,669 18,582
Man Group PLC ....................................................... 5,395,648 16,483
OSB Group PLC ....................................................... 2,305,191 12,449
65,076
Health Care (0.6%):
ConvaTec Group PLC (e) ................................................. 4,414,894 13,078
CVS Group PLC ....................................................... 587,878 7,496
20,574
Industrials (2.7%):
Balfour Beatty PLC ..................................................... 3,321,831 15,297
easyJet PLC ........................................................... 1,733,358 9,997
IMI PLC ............................................................. 582,064 12,932
JET2 PLC ............................................................ 726,181 12,021
QinetiQ Group PLC ..................................................... 2,593,060 14,477
Serco Group PLC ....................................................... 8,485,313 19,216
The Weir Group PLC .................................................... 409,861 10,249
94,189
Information Technology (0.9%):
Computacenter PLC ..................................................... 595,399 21,511
Spectris PLC .......................................................... 253,678 8,899
30,410
Materials (0.4%):
Endeavour Mining PLC .................................................. 672,861 14,216

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Real Estate (1.5%):
LondonMetric Property PLC (a) ............................................. 6,166,115 $ 15,014
Safestore Holdings PLC .................................................. 1,102,303 10,690
The British Land Co. PLC ................................................ 2,830,914 14,712
Tritax Big Box REIT PLC ................................................. 5,485,340 10,723
51,139
Utilities (0.3%):
Drax Group PLC ....................................................... 1,686,907 10,504
413,014
Total Common Stocks (Cost $2,750,187) 3,404,267
Exchange-Traded Funds (0.2%)
United States (0.2%):
Vanguard FTSE Developed Markets ETF ...................................... 138,822 6,861
Total Exchange-Traded Funds (Cost $6,643) 6,861
Collateral for Securities Loaned (0.4%)^
United States (0.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (f) ........ 3,643,301 3,644
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (f) ............ 3,643,301 3,643
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (f) ................ 3,643,301 3,643
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (f) . 3,643,301 3,643
Total Collateral for Securities Loaned (Cost $14,573) 14,573
Total Investments (Cost $2,771,403) — 99.0% 3,425,701
Other assets in excess of liabilities — 1.0% 35,826
NET ASSETS - 100.00% $ 3,461,527
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) All or a portion of this security is on loan.
(d) Rounds to less than $1 thousand.
(e) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was
$107,473 (thousands) and amounted to 3.1% of net assets.
(f) Rate disclosed is the daily yield on June 30, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory Total Return Bond Fund
48
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Asset-Backed Securities (8.5%)
ABS Auto (6.5%):
CarMax Auto Owner Trust, Series 2024-2, Class B, 5.69%, 11/15/29, Callable 7/15/27 @ 100 $ 50 $ 50
Chase Auto Owner Trust ..................................................
Series 2024-1A, Class A4, 5.05%, 10/25/29, Callable 8/25/27 @ 100(a) ............ 100 100
Series 2024-2A, Class B, 5.55%, 1/25/30, Callable 6/25/27 @ 100(a) .............. 50 50
Series 2024-3A, Class A4, 5.08%, 12/25/29, Callable 5/25/28 @ 100(a) ............ 50 50
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36, Callable 10/15/26 @
100(a) ........................................................... 44 44
Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 3/15/28 @
100(a) ........................................................... 50 51
Enterprise Fleet Financing LLC .............................................
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 6/20/27 @ 100(a) .............. 50 52
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 1/20/28 @ 100(a) ............. 34 34
First Investors Auto Owner Trust, Series 2021-1A, Class E, 3.35%, 4/15/27, Callable 4/15/25
@ 100(a) ......................................................... 50 49
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @
100(a) ........................................................... 100 98
Foursight Capital Automobile Receivables Trust .................................
Series 2021-2, Class E, 3.35%, 10/15/27, Callable 3/15/25 @ 100(a) .............. 175 170
Series 2023-1, Class A3, 5.39%, 12/15/27, Callable 9/15/26 @ 100(a) ............. 540 538
JPMorgan Chase Bank NA, Series 2021-2, Class C, 0.97%, 12/26/28, Callable 9/25/25 @
100(a) ........................................................... 15 15
LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.39%, 10/16/28, Callable 10/15/27 @
100(a) ........................................................... 50 51
Santander Drive Auto Receivables Trust .......................................
Series 2022-2, Class B, 3.44%, 9/15/27, Callable 3/15/26 @ 100 ................. 250 247
Series 2023-1, Class B, 4.98%, 2/15/28, Callable 7/15/26 @ 100 ................. 195 194
SBNA Auto Receivables Trust ..............................................
Series 2024-A, Class A4, 5.21%, 4/16/29, Callable 5/15/28 @ 100(a) .............. 50 50
Series 2024-A, Class B, 5.29%, 9/17/29, Callable 5/15/28 @ 100(a) ............... 50 50
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class B, 5.38%, 1/21/31, Callable
9/20/27 @ 100(a) ................................................... 42 42
Tesla Auto Lease Trust ...................................................
Series 2023-A, Class B, 6.41%, 7/20/27, Callable 8/20/25 @ 100(a) ............... 100 100
Series 2023-B, Class A4, 6.22%, 3/22/27, Callable 12/20/25 @ 100(a) ............. 89 90
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 9/25/26 @ 100(a) ........ 103 104
Westlake Automobile Receivables Trust .......................................
Series 2022-1A, Class C, 3.11%, 3/15/27, Callable 11/15/25 @ 100(a) ............. 310 306
Series 2023-1A, Class B, 5.41%, 1/18/28, Callable 8/15/26 @ 100(a) .............. 250 249
Series 2023-2A, Class B, 6.14%, 3/15/28, Callable 9/15/26 @ 100(a) .............. 500 501
3,285
ABS Card (0.5%):
BA Credit Card Trust, Series 2024-A1, Class A, 4.93%, 5/15/29 ...................... 50 50
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30 ......... 100 96
Master Credit Card Trust II, Series 2023-4A, Class C, 7.53%, 10/21/32(a) .............. 127 131
277
ABS Home (0.1%):
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 6.78%
(TSFR1M+143bps), 10/25/32, Callable 7/25/24 @ 100(b) ...................... 54 56
ABS Other (1.4%):
CCG Receivables Trust, Series 2023-2, Class B, 6.21%, 4/14/32, Callable 11/14/27 @ 100(a) 50 51
Crossroads Asset Trust, Series 2024-A, Class B, 5.94%, 8/20/30, Callable 7/20/28 @ 100(a) . 42 42
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, 5/20/49(a) ....... 46 43
Dell Equipment Finance Trust, Series 2024-1, Class B, 5.53%, 3/22/30, Callable 10/22/26 @
100(a) ........................................................... 100 100
Dllad LLC, Series 2024-1A, Class A4, 5.38%, 9/22/31, Callable 12/20/28 @ 100(a) ....... 48 48
HPEFS Equipment Trust, Series 2023-2A, Class C, 6.48%, 1/21/31, Callable 11/20/26 @
100(a) ........................................................... 200 202

Victory Portfolios
Victory Total Return Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Kubota Credit Owner Trust, Series 2024-2A, Class A4, 5.19%, 5/15/30, Callable 5/15/28 @
100(a) ........................................................... $ 32 $ 32
PEAC Solutions Receivables LLC, Series 2024-1A, Class A3, 5.64%, 11/20/30, Callable
2/20/28 @ 100(a) ................................................... 50 50
SCF Equipment Leasing LLC ..............................................
Series 2019-2A, Class C, 3.11%, 6/21/27, Callable 8/20/24 @ 100(a) .............. 44 44
Series 2023-1A, Class B, 6.37%, 5/20/32, Callable 8/20/30 @ 100(a) .............. 43 44
VB-S1 Issuer LLC - VBTEL, Series 2024-1A, Class C2, 5.59%, 5/15/54(a) ............. 34 34
690
Total Asset-Backed Securities (Cost $4,286)
a
a
a
4,308
Collateralized Mortgage Obligations (8.3%)
Agency CMO Other (1.0%):
Federal Home Loan Mortgage Corporation, Series 4395, Class PA, 2.50%, 4/15/37 ........ 111 104
Federal National Mortgage Association .......................................
Series 2005-19, Class PB, 5.50%, 3/25/35 ................................. 141 142
Series 2011-21, Class PA, 4.50%, 5/25/40 ................................. 143 141
Series 2013-81, Class KA, 2.75%, 9/25/42 ................................. 106 100
487
Agency Commercial MBS (0.1%):
Federal National Mortgage Association, Series 2022-M12, Class A, 3.18%, 12/25/28(c) ..... 50 47
Commercial MBS (7.2%):
BANK, Series 2020-BN26, Class AS, 2.69%, 3/15/63, Callable 3/15/30 @ 100 ........... 290 240
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.28%, 5/10/58, Callable
5/10/26 @ 100 ..................................................... 163 156
Citigroup Commercial Mortgage Trust ........................................
Series 2015-GC33, Class A4, 3.78%, 9/10/58, Callable 5/10/26 @ 100 ............. 463 448
Series 2016-P4, Class A4, 2.90%, 7/10/49, Callable 7/10/26 @ 100 ............... 244 230
Series 2020-GC46, Class AS, 2.92%, 2/15/53, Callable 2/15/30 @ 100 ............. 257 217
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48, Callable
8/15/25 @ 100 ..................................................... 348 340
GS Mortgage Securities Trust, Series 2016-GS2, Class A4, 3.05%, 5/10/49, Callable 5/10/26 @
100 ............................................................. 162 155
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%,
8/15/49, Callable 7/15/26 @ 100 ........................................ 376 355
JPMBB Commercial Mortgage Securities Trust .................................
Series 2015-C28, Class A4, 3.23%, 10/15/48, Callable 4/15/25 @ 100 ............. 453 444
Series 2015-C31, Class A3, 3.80%, 8/15/48, Callable 8/15/25 @ 100 .............. 138 135
Series 2016-C1, Class A5, 3.58%, 3/17/49, Callable 2/15/26 @ 100 ............... 419 404
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4, 2.92%, 11/15/49,
Callable 10/15/26 @ 100 ............................................. 548 517
3,641
Total Collateralized Mortgage Obligations (Cost $4,404)
a
a
a
4,175
Corporate Bonds (25.8%)
Communication Services (1.7%):
AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100 ............................ 100 93
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.25%,
1/15/29, Callable 11/15/28 @ 100 ....................................... 150 128
Comcast Corp., 3.45%, 2/1/50, Callable 8/1/49 @ 100 ............................ 250 177
T-Mobile US, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100 ........................ 250 234
Verizon Communications, Inc., 3.55%, 3/22/51, Callable 9/22/50 @ 100 ................ 200 144
Warnermedia Holdings, Inc., 4.05%, 3/15/29, Callable 1/15/29 @ 100 ................. 100 92
868
Consumer Discretionary (1.4%):
General Motors Financial Co., Inc., 5.85%, 4/6/30, Callable 2/6/30 @ 100 .............. 100 101

Victory Portfolios
Victory Total Return Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Genuine Parts Co., 2.75%, 2/1/32, Callable 11/1/31 @ 100 ......................... $ 48 $ 40
NVR, Inc., 3.00%, 5/15/30, Callable 11/15/29 @ 100 ............................. 167 148
O'Reilly Automotive, Inc., 4.70%, 6/15/32, Callable 3/15/32 @ 100 ................... 99 96
Ross Stores, Inc., 3.38%, 9/15/24, Callable 8/2/24 @ 100 .......................... 160 159
Tapestry, Inc., 7.85%, 11/27/33, Callable 8/27/33 @ 100 ........................... 100 105
Volkswagen Group of America Finance LLC, 6.45%, 11/16/30, Callable 9/16/30 @ 100(a) .. 40 42
691
Consumer Staples (2.2%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 ........................ 105 103
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38, Callable 10/15/37 @ 100 ........ 175 159
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100 ......................... 100 85
Bimbo Bakeries USA, Inc., 5.38%, 1/9/36, Callable 10/9/35 @ 100(a) ................. 100 97
Campbell Soup Co., 5.20%, 3/21/29, Callable 2/21/29 @ 100 ....................... 57 57
Coca-Cola Consolidated, Inc., 5.45%, 6/1/34, Callable 3/1/34 @ 100 .................. 50 50
Keurig Dr Pepper, Inc., 4.50%, 4/15/52, Callable 10/15/51 @ 100 .................... 100 83
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 200 171
The Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100 ................. 105 86
The J.M. Smucker Co., 6.20%, 11/15/33, Callable 8/15/33 @ 100 .................... 100 105
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100 ......................... 135 118
1,114
Energy (1.9%):
Continental Resources, Inc., 2.27%, 11/15/26, Callable 8/2/24 @ 100(a) ................ 100 93
Energy Transfer LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100 ........................ 100 92
EOG Resources, Inc., 4.95%, 4/15/50, Callable 10/15/49 @ 100 ..................... 135 124
Evergy Missouri West, Inc., 5.65%, 6/1/34, Callable 3/1/34 @ 100(a) .................. 50 50
MPLX LP, 4.00%, 3/15/28, Callable 12/15/27 @ 100 ............................. 150 143
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a) ................. 201 177
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100 ............... 251 210
Western Midstream Operating LP, 4.05%, 2/1/30, Callable 11/1/29 @ 100 .............. 88 82
971
Financials (6.5%):
Bank of America Corp., 2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100(b) .... 400 332
Capital One Financial Corp., 2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100(b) ... 145 113
Cincinnati Financial Corp., 6.13%, 11/1/34 ..................................... 130 135
Citigroup, Inc., 4.45%, 9/29/27 ............................................. 58 57
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100 ................. 150 127
Fiserv, Inc., 5.60%, 3/2/33, Callable 12/2/32 @ 100 .............................. 100 101
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100 ................. 290 289
JPMorgan Chase & Co.
5.72% (SOFR+258bps), 9/14/33, Callable 9/14/32 @ 100(b) .................... 204 208
5.60%, 7/15/41 .................................................... 137 139
KeyCorp., 4.79% (SOFRINDX+206bps), 6/1/33, MTN, Callable 6/1/32 @ 100(b) ........ 150 137
Morgan Stanley, 2.51% (SOFR+120bps), 10/20/32, MTN, Callable 10/20/31 @ 100(b) ..... 300 248
New York Life Global Funding, 5.00%, 1/9/34(a) ................................ 100 98
Old Republic International Corp., 3.85%, 6/11/51, Callable 12/11/50 @ 100 ............. 104 74
Regions Financial Corp., 1.80%, 8/12/28, Callable 6/12/28 @ 100 .................... 100 86
RGA Global Funding, 5.50%, 1/11/31(a) ...................................... 100 100
State Street Corp., 5.16% (SOFR+189bps), 5/18/34, Callable 5/18/33 @ 100(b) .......... 100 99
The Bank of New York Mellon Corp., 4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(b)
(d) ............................................................. 150 147
The Huntington National Bank, 5.65%, 1/10/30, Callable 11/10/29 @ 100 .............. 250 250
The PNC Financial Services Group, Inc.
4.63% (SOFRINDX+185bps), 6/6/33, Callable 6/6/32 @ 100(b) ................. 55 51
5.68% (SOFR+190bps), 1/22/35, Callable 1/22/34 @ 100(b) .................... 56 56
Truist Financial Corp., 4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(b)(d) .......... 50 49
U.S. Bancorp, 5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(b) ............. 200 203
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100(a) ..................... 50 52
Wells Fargo & Co., 4.90%, 11/17/45 ......................................... 155 135
3,286

Victory Portfolios
Victory Total Return Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Health Care (2.6%):
AbbVie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100 ........................... $ 142 $ 123
Amgen, Inc., 5.15%, 3/2/28, Callable 2/2/28 @ 100 .............................. 140 140
Baxter International, Inc., 3.50%, 8/15/46, Callable 2/15/46 @ 100 ................... 109 77
Bristol-Myers Squibb Co., 5.90%, 11/15/33, Callable 8/15/33 @ 100 .................. 150 158
Centene Corp., 4.25%, 12/15/27, Callable 7/18/24 @ 101.42 ........................ 168 160
CVS Health Corp., 2.13%, 9/15/31, Callable 6/15/31 @ 100 ........................ 150 120
Elevance Health, Inc., 2.38%, 1/15/25, Callable 12/15/24 @ 100 ..................... 148 145
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100 .............................. 193 183
Health Care Service Corp. A Mutual Legal Reserve Co., 5.45%, 6/15/34, Callable 3/15/34 @
100(a) ........................................................... 50 49
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100 .............. 146 90
Universal Health Services, Inc., 2.65%, 10/15/30, Callable 7/15/30 @ 100(a) ............ 102 87
1,332
Industrials (3.3%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 107 89
Air Lease Corp., 0.80%, 8/18/24, Callable 7/18/24 @ 100 .......................... 146 145
Ashtead Capital, Inc., 4.25%, 11/1/29, Callable 11/1/24 @ 102.13(a) .................. 250 234
Concentrix Corp., 6.85%, 8/2/33, Callable 5/2/33 @ 100(e) ......................... 100 99
CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100 ............................. 92 65
Cummins, Inc., 4.90%, 2/20/29, Callable 1/20/29 @ 100 ........................... 100 100
GXO Logistics, Inc., 6.50%, 5/6/34, Callable 2/6/34 @ 100 ......................... 33 33
Honeywell International, Inc., 2.80%, 6/1/50, Callable 12/1/49 @ 100 ................. 82 54
Norfolk Southern Corp.
2.30%, 5/15/31, Callable 2/15/31 @ 100 .................................. 100 84
2.90%, 8/25/51, Callable 2/25/51 @ 100 .................................. 125 78
Northrop Grumman Corp., 5.25%, 5/1/50, Callable 11/1/49 @ 100 .................... 116 110
Northwestern Mutual Global Funding, 4.71%, 1/10/29(a) .......................... 250 247
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 ...................... 75 56
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100 .............................. 115 94
The Boeing Co.
6.53%, 5/1/34, Callable 2/1/34 @ 100(a) .................................. 37 38
5.81%, 5/1/50, Callable 11/1/49 @ 100 ................................... 100 90
Verisk Analytics, Inc., 5.25%, 6/5/34, Callable 3/5/34 @ 100 ........................ 50 49
1,665
Information Technology (1.6%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100 ............................. 117 108
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100 .......................... 165 165
Oracle Corp.
2.95%, 4/1/30, Callable 1/1/30 @ 100 .................................... 150 133
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 100 70
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100 .................... 160 133
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100 ..................... 200 169
778
Materials (0.8%):
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100 .................... 150 122
Martin Marietta Materials, Inc., 2.40%, 7/15/31, Callable 4/15/31 @ 100 ............... 50 41
Newmont Corp., 2.60%, 7/15/32, Callable 4/15/32 @ 100(e) ........................ 104 87
Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100 .................. 150 98
Solvay Finance America LLC, 5.85%, 6/4/34, Callable 3/4/34 @ 100(a) ................ 50 50
398
Real Estate (1.5%):
AvalonBay Communities, Inc., 5.35%, 6/1/34, Callable 3/1/34 @ 100 ................. 55 55
DOC DR. LLC, 2.63%, 11/1/31, Callable 8/1/31 @ 100 ........................... 128 106
Essential Properties LP, 2.95%, 7/15/31, Callable 4/15/31 @ 100 ..................... 131 108
Realty Income Corp.
3.20%, 1/15/27, Callable 11/15/26 @ 100 .................................. 100 95
5.63%, 10/13/32, Callable 7/13/32 @ 100 ................................. 103 104
Regency Centers LP, 4.65%, 3/15/49, Callable 9/15/48 @ 100 ....................... 114 94
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100 ...................... 145 143

Victory Portfolios
Victory Total Return Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Simon Property Group LP, 6.25%, 1/15/34, Callable 10/15/33 @ 100 .................. $ 60 $ 63
768
Utilities (2.3%):
AEP Texas, Inc., 5.70%, 5/15/34, Callable 2/15/34 @ 100 .......................... 45 45
Ameren Illinois Co., 1.55%, 11/15/30, Callable 8/15/30 @ 100 ...................... 225 182
Arizona Public Service Co., 5.70%, 8/15/34, Callable 5/15/34 @ 100 .................. 50 50
Black Hills Corp., 6.00%, 1/15/35, Callable 10/15/34 @ 100 ........................ 50 50
Commonwealth Edison Co., 5.30%, 6/1/34, Callable 3/1/34 @ 100 ................... 45 45
Consolidated Edison Co. of New York, Inc., 6.30%, 8/15/37 ........................ 125 132
Duke Energy Corp., 4.50%, 8/15/32, Callable 5/15/32 @ 100 ....................... 100 93
Entergy Arkansas LLC, 5.45%, 6/1/34, Callable 3/1/34 @ 100 ....................... 55 55
Niagara Mohawk Power Corp., 5.29%, 1/17/34, Callable 10/17/33 @ 100(a) ............. 50 49
Northern States Power Co., 5.65%, 6/15/54, Callable 12/15/53 @ 100 ................. 45 45
Oglethorpe Power Corp.
4.20%, 12/1/42 .................................................... 50 39
5.80%, 6/1/54, Callable 12/1/53 @ 100(a) ................................. 10 10
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100 ......... 159 130
The Southern Co., 5.70%, 3/15/34, Callable 9/15/33 @ 100 ......................... 100 102
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100 ............... 174 107
1,134
Total Corporate Bonds (Cost $14,123)
a
a
a
13,005
Yankee Dollars (6.2%)
Consumer Discretionary (0.3%):
Aptiv PLC/ Aptiv Corp., 3.25%, 3/1/32, Callable 12/1/31 @ 100 ..................... 185 160
Consumer Staples (0.4%):
Suntory Holdings Ltd., 2.25%, 10/16/24, Callable 9/16/24 @ 100(a) .................. 200 198
Energy (0.4%):
Enbridge, Inc., 5.63%, 4/5/34, Callable 1/5/34 @ 100 ............................. 50 50
TotalEnergies Capital International SA, 2.99%, 6/29/41, Callable 12/29/40 @ 100 ......... 195 142
192
Financials (3.6%):
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25
@ 100 ........................................................... 150 151
Amcor Group Finance PLC, 5.45%, 5/23/29, Callable 4/23/29 @ 100 .................. 50 50
Banco Santander SA, 6.92%, 8/8/33 ......................................... 200 209
Barclays PLC, 2.28% (H15T1Y+105bps), 11/24/27, Callable 11/24/26 @ 100(b) ......... 200 185
BPCE SA, 6.51% (H15T1Y+279bps), 1/18/35, Callable 1/18/34 @ 100(a)(b) ............ 100 100
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33, Callable 7/3/33 @ 100 ........... 150 155
Credit Agricole SA, 6.25% (SOFR+267bps), 1/10/35, Callable 1/10/34 @ 100(a)(b) ....... 150 151
Deutsche Bank AG, 3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(b) .......... 100 82
HSBC Holdings PLC, 2.87% (SOFR+141bps), 11/22/32, Callable 11/22/31 @ 100(b) ...... 140 117
Mizuho Financial Group, Inc., 2.56%, 9/13/31 .................................. 200 163
Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33, Callable 2/19/33 @ 100 .......... 150 146
The Bank of Nova Scotia, 4.90% (H15T5Y+455bps), Callable 6/4/25 @ 100(b)(d) ........ 48 47
UBS Group AG, 4.28%, 1/9/28, Callable 1/9/27 @ 100(a) .......................... 250 240
1,796
Health Care (0.2%):
Smith & Nephew PLC, 5.40%, 3/20/34, Callable 12/20/33 @ 100 .................... 64 63
Takeda Pharmaceutical Co. Ltd., 5.65%, 7/5/54, Callable 1/5/54 @ 100 ................ 35 34
97
Industrials (1.1%):
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100 ................ 85 61
Canadian Pacific Railway Co., 3.10%, 12/2/51, Callable 6/2/51 @ 100 ................. 92 61
Ferguson Finance PLC, 4.65%, 4/20/32, Callable 1/20/32 @ 100(a) ................... 200 189
LG Energy Solution Ltd., 5.50%, 7/2/34(a) ..................................... 40 39

Victory Portfolios
Victory Total Return Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Pentair Finance Sarl , 5.90%, 7/15/32, Callable 4/15/32 @ 100 ....................... $ 100 $ 102
Trane Technologies Financing Ltd., 5.25%, 3/3/33, Callable 12/3/32 @ 100 ............. 100 101
553
Materials (0.1%):
Rio Tinto Finance USA Ltd., 5.20%, 11/2/40 ................................... 75 73
Utilities (0.1%):
Iberdrola International BV, 6.75%, 9/15/33 ..................................... 50 53
Total Yankee Dollars (Cost $3,251)
a
a
a
3,122
U.S. Government Agency Mortgages (12.5%)
Federal Farm Credit Banks Funding Corporation
2.20%, 9/2/36 ..................................................... 100 73
6.19%, 6/17/44 .................................................... 45 45
118
Federal Home Loan Mortgage Corporation
9.00%, 4/1/25 ..................................................... 1 –(f)
5.50%, 10/1/38 .................................................... 166 166
2.00%, 3/1/51 ..................................................... 481 380
3.50%, 3/1/52 ..................................................... 1,662 1,470
4.50%, 6/1/52 ..................................................... 1,509 1,424
3,440
Federal National Mortgage Association
6.00%, 2/1/37 - 3/1/54 ............................................... 146 148
4.00%, 3/1/47 - 10/1/48 .............................................. 49 46
2.50%, 7/1/51 ..................................................... 1,758 1,435
1,629
Government National Mortgage Association
5.50%, 4/20/53 - 8/20/53 ............................................. 378 376
2.50%, 7/20/53 .................................................... 92 78
5.00%, 7/20/53 - 4/20/54 ............................................. 460 448
6.00%, 9/20/53 .................................................... 188 190
1,092
Total U.S. Government Agency Mortgages (Cost $6,872)
a
a
a
6,279
U.S. Treasury Obligations (37.6%)
U.S. Treasury Bonds
2.00%, 11/15/41 .................................................... 356 245
2.88%, 5/15/49 .................................................... 500 369
1.88%, 2/15/51 .................................................... 81 47
4.13%, 8/15/53 .................................................... 300 279
4.75%, 11/15/53 .................................................... 1,500 1,551
U.S. Treasury Notes
3.00%, 7/31/24 .................................................... 492 491
1.75%, 3/15/25 .................................................... 350 342
4.00%, 2/15/26 .................................................... 700 691
0.50%, 6/30/27 .................................................... 390 347
4.00%, 2/29/28 .................................................... 1,361 1,340
4.00%, 1/31/29 .................................................... 1,000 985
4.25%, 2/28/29 .................................................... 1,500 1,493
4.38%, 11/30/30 .................................................... 1,500 1,502
4.25%, 2/28/31 .................................................... 2,500 2,486
1.88%, 2/15/32 .................................................... 289 243
2.88%, 5/15/32 .................................................... 268 241
2.75%, 8/15/32 .................................................... 272 242
4.50%, 11/15/33 .................................................... 3,250 3,280

Victory Portfolios
Victory Total Return Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
4.00%, 2/15/34 .................................................... $ 2,900 $ 2,816
Total U.S. Treasury Obligations (Cost $19,105)
a
a
a
18,990
Shares
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(g) ........ 47,861 47
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(g) ............ 47,861 48
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(g) ............... 47,861 48
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.23%(g) . 47,861 48
Total Collateral for Securities Loaned (Cost $191)
a
a
a
191
Total Investments (Cost $52,232) — 99.3% 50,070
Other assets in excess of liabilities — 0.7% 375
NET ASSETS - 100.00% $ 50,445
At June 30, 2024, the Fund's investments in foreign securities were 6.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was $6,176
(thousands) and amounted to 12.2% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2024.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2024.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) All or a portion of this security is on loan.
(f) Rounds to less than $1 thousand.
(g) Rate disclosed is the daily yield on June 30, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2024.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of June 30, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of June 30, 2024.

Statements of Assets and Liabilities
June 30, 2024

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory Integrity
Discovery Fund
Victory Integrity
Mid-Cap Value
Fund
Victory Integrity
Small-Cap Value
Fund
Assets:
Investments, at value (Cost $54,259, $265,170 and $1,117,563) $ 61,770 (a) $ 300,522 $ 1,207,995 (b)
Cash 3,154 5,707 4,817
Receivables:
Interest and dividends 52 555 1,857
Capital shares issued 44 375 797
Investments sold 593 31,277 66,757
From Adviser 5 144 3
Prepaid expenses 17 28 41
Total Assets 65,635 338,608 1,282,267
Liabilities:
Payables:
Collateral received on loaned securities 1,730 — 7,382
Investments purchased 2,601 33,188 64,491
Capital shares redeemed 20 108 630
Accrued expenses and other payables:
Investment advisory fees 49 188 851
Administration fees 3 14 54
Custodian fees 1 2 10
Transfer agent fees 4 5 —
Sub-Transfer agent fees 10 16 145
Compliance fees — (c) — (c) 1
Trustees' fees 10 — 6
12b-1 fees 4 3 9
Other accrued expenses 16 32 63
Total Liabilities 4,448 33,556 73,642
Commitments and contingencies (Note 5 )
Net Assets:
Capital 48,748 234,039 971,798
Total accumulated earnings (loss) 12,439 71,013 236,827
Net Assets $ 61,187 $ 305,052 $ 1,208,625
Net Assets:
Class A $ 32,732 $ 25,867 $ 67,444
Class C 619 98 2,889
Class R — — 5,689
Class R6 — 212,708 668,753
Class Y 24,439 62,417 463,850
Member Class 3,397 3,962 —
Total $ 61,187 $ 305,052 $ 1,208,625
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 822 1,049 2,039
Class C 26 4 116
Class R — — 183
Class R6 — 8,487 18,925
Class Y 540 2,497 13,257
Member Class 85 158 —
Total 1,473 12,195 34,520
Net asset value, offering and redemption price per share:(d)
Class A $ 39 .81 $ 24 .66 $ 33 .07
Class C(e) 24 .12 24 .46 25 .01
Class R — — 31 .09
Class R6 — 25 .06 35 .34
Class Y 45 .22 25 .00 34 .99
Member Class 39 .93 25 .14 —
Maximum Sales Charge — Class A 5 .75% 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 42 .24 $ 26 .16 $ 35 .09
(a) Includes $1,669 thousand of securities on loan.
(b) Includes $7,166 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(e) Redemption price per share varies by length of time shares are held.

Statements of Assets and Liabilities
June 30, 2024

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory Integrity
Small/Mid-Cap
Value Fund
Victory Munder
Multi-Cap Fund
Victory S&P 500
Index Fund
Assets:
Investments, at value (Cost $264,976, $299,391 and $45,707) $ 299,022 $ 465,492 $ 281,890
Cash 5,229 4,166 2,776
Deposit with broker for futures contracts — — 246
Receivables:
Interest and dividends 443 163 149
Capital shares issued 63 120 54
Investments sold 12,892 2,940 —
From Adviser 61 1 —
Reclaims — — — (a)
Prepaid expenses 28 28 19
Total Assets 317,738 472,910 285,134
Liabilities:
Payables:
Investments purchased 11,366 2,230 —
Capital shares redeemed 192 67 92
Variation margin on open futures contracts — — 14
Accrued expenses and other payables:
Investment advisory fees 200 286 44
Administration fees 14 21 13
Custodian fees 2 3 2
Transfer agent fees 2 34 4
Sub-Transfer agent fees 4 51 30
Compliance fees — (a) — (a) — (a)
Trustees' fees — 48 10
12b-1 fees 1 45 19
Other accrued expenses 37 39 43
Total Liabilities 11,818 2,824 271
Commitments and contingencies (Note 5 )
Net Assets:
Capital 251,596 264,893 40,831
Total accumulated earnings (loss) 54,324 205,193 244,032
Net Assets $ 305,920 $ 470,086 $ 284,863
Net Assets:
Class A $ 8,764 $ 425,370 $ 194,342
Class C — 3,244 —
Class R — — 32,594
Class R6 256,829 — —
Class Y 34,469 41,472 57,927
Member Class 5,858 — —
Total $ 305,920 $ 470,086 $ 284,863
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 396 7,769 7,111
Class C — 90 —
Class R — — 1,199
Class R6 11,387 — —
Class Y 1,535 665 2,097
Member Class 262 — —
Total 13,580 8,524 10,407
Net asset value, offering and redemption price per share:(b)
Class A $ 22 .15 $ 54 .75 $ 27 .33
Class C(c) — 36 .07 —
Class R — — 27 .17
Class R6 22 .55 — —
Class Y 22 .46 62 .37 27 .63
Member Class 22 .39 — —
Maximum Sales Charge — Class A 5 .75% 5 .75% 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 23 .50 $ 58 .09 $ 27 .96
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by length of time shares are held.

Statements of Assets and Liabilities
June 30, 2024

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory Munder
Mid-Cap Core
Growth Fund
Victory Trivalent
International Fund
- Core Equity
Victory Trivalent
International
Small-Cap Fund
Assets:
Investments, at value (Cost $235,816, $179,753 and $2,771,403) $ 318,630 $ 219,427 (a) $ 3,425,701 (b)
Foreign currency, at value (Cost $—, $207 and $1,674) — 207 1,675
Cash 418 1,950 42,052
Receivables:
Interest and dividends 199 471 5,477
Capital shares issued 55 2 2,339
Investments sold 1,608 — 11,081
From Adviser 1 171 1,123
Reclaims — 514 7,517
Prepaid expenses 31 32 106
Total Assets 320,942 222,774 3,497,071
Liabilities:
Payables:
Collateral received on loaned securities — 1,625 14,573
Investments purchased 1,624 — 15,623
Capital shares redeemed 82 1 1,463
Accrued foreign capital gains taxes — 967 —
Accrued expenses and other payables:
Investment advisory fees 193 144 2,630
Administration fees 14 10 157
Custodian fees 3 16 81
Transfer agent fees — 1 410
Sub-Transfer agent fees 64 1 245
Compliance fees — (c) — (c) 3
Trustees' fees 11 15 3
12b-1 fees 16 — (c) 7
Other accrued expenses 34 52 349
Total Liabilities 2,041 2,832 35,544
Commitments and contingencies (Note 5 )
Net Assets:
Capital 216,998 186,570 3,085,281
Total accumulated earnings (loss) 101,903 33,372 376,246
Net Assets $ 318,901 $ 219,942 $ 3,461,527
Net Assets:
Class A $ 147,194 $ 4,003 $ 62,195
Class C 2,009 — 1,427
Class I — 3,651 2,749,212
Class R6 64,842 205,050 126,582
Class Y 104,856 7,238 522,111
Total $ 318,901 $ 219,942 $ 3,461,527
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 15,377 489 4,136
Class C 214 — 98
Class I — 442 181,129
Class R6 4,480 24,693 8,301
Class Y 7,819 885 34,595
Total 27,890 26,509 228,259
Net asset value, offering and redemption price per share:(d)
Class A $ 9 .57 $ 8 .19 $ 15 .04
Class C(e) 9 .41 — 14 .53
Class I — 8 .25 15 .18
Class R6 14 .47 8 .30 15 .25
Class Y 13 .41 8 .18 15 .09
Maximum Sales Charge — Class A 5 .75% 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10 .15 $ 8 .69 $ 15 .96
(a) Includes $1,530 thousand of securities on loan.
(b) Includes $29,408 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(e) Redemption price per share varies by length of time shares are held.

Statements of Assets and Liabilities
June 30, 2024

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory Total
Return Bond Fund
Assets:
Investments, at value (Cost $52,232) $ 50,070 (a)
Cash 236
Deposit with broker for futures contracts 2
Receivables:
Interest and dividends 441
Capital shares issued — (b)
From Adviser 13
Prepaid expenses 21
Total Assets 50,783
Liabilities:
Payables:
Collateral received on loaned securities 191
Investments purchased 75
Capital shares redeemed — (b)
Accrued expenses and other payables:
Investment advisory fees 17
Administration fees 2
Custodian fees 2
Transfer agent fees 1
Sub-Transfer agent fees 9
Compliance fees — (b)
Trustees' fees 18
12b-1 fees 1
Other accrued expenses 22
Total Liabilities 338
Commitments and contingencies (Note 5 )
Net Assets:
Capital 63,465
Total accumulated earnings (loss) (13,020)
Net Assets $ 50,445
Net Assets:
Class A $ 6,267
Class C 82
Class R6 25,190
Class Y 18,906
Total $ 50,445
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 769
Class C 10
Class R6 3,083
Class Y 2,314
Total 6,176
Net asset value, offering and redemption price per share:(c)
Class A $ 8 .15
Class C(d) 8 .22
Class R6 8 .17
Class Y 8 .17
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 8 .34
(a) Includes $183 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by length of time shares are held.

Statements of Operations
For the Year Ended June 30, 2024

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory Integrity
Discovery Fund
Victory Integrity
Mid-Cap Value
Fund
Victory Integrity
Small-Cap Value
Fund
Investment Income:
Dividends $ 945 $ 5,438 $ 32,436
Interest 52 202 713
Securities lending (net of fees) 5 1 29
Foreign tax withholding — — (4)
Total Income 1,002 5,641 33,174
Expenses:
Investment advisory fees 599 2,349 12,503
Administration fees 33 173 803
Sub-Administration fees 17 17 17
12b-1 fees — Class A 83 62 178
12b-1 fees — Class C 7 1 38
12b-1 fees — Class R 2(a) — 25
Custodian fees 4 14 61
Transfer agent fees — Class A 14 14 15
Transfer agent fees — Class C —(b) — 1
Transfer agent fees — Class R —(a)(b) — 1
Transfer agent fees — Class R6 — 13 38
Transfer agent fees — Class Y 15 10 28
Transfer agent fees — Member Class 8 5 —
Sub-Transfer agent fees — Class A 33 37 140
Sub-Transfer agent fees — Class C 1 —(b) 3
Sub-Transfer agent fees — Class R 1(a) — 13
Sub-Transfer agent fees — Class R6 — —(b) 1
Sub-Transfer agent fees — Class Y 31 72 699
Trustees' fees 7 20 91
Compliance fees 1 3 13
Legal and audit fees 12 25 83
State registration and filing fees 67 83 90
Other expenses 26 66 182
Recoupment of prior expenses waived/reimbursed by Adviser 3 — —
Total Expenses 964 2,964 15,023
Expenses waived/reimbursed by Adviser (39) (887) (13)
Net Expenses 925 2,077 15,010
Net Investment Income (Loss) 77 3,564 18,164
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 6,041 36,289 172,431
Net realized gains (losses) from in-kind redemptions — — 46,990
Net change in unrealized appreciation/depreciation on investment securities 1,775 (3,491) (86,275)
Net realized/unrealized gains (losses) on investments 7,816 32,798 133,146
Change in net assets resulting from operations $ 7,893 $ 36,362 $ 151,310
(a) Class R activity is for the period July 1, 2023, to March 28, 2024 (date of conversion to Class A).
(b) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended June 30, 2024

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory Integrity
Small/Mid-Cap
Value Fund
Victory Munder
Multi-Cap Fund
Victory S&P 500
Index Fund
Investment Income:
Dividends $ 5,741 $ 3,974 $ 3,801
Interest 204 228 87
Securities lending (net of fees) 5 8 3
Foreign tax withholding — — (1)
Total Income 5,950 4,210 3,890
Expenses:
Investment advisory fees 2,337 3,206 502
Administration fees 162 236 141
Sub-Administration fees 17 17 20
12b-1 fees — Class A 21 970 264
12b-1 fees — Class C — 17 —
12b-1 fees — Class R — — 139
Custodian fees 13 19 12
Transfer agent fees — Class A 1 239 24
Transfer agent fees — Class C — 1 —
Transfer agent fees — Class R — — 3
Transfer agent fees — Class R6 4 — —
Transfer agent fees — Class Y 1 5 14
Transfer agent fees — Member Class 11 — —
Sub-Transfer agent fees — Class A 15 372 84
Sub-Transfer agent fees — Class C — 1 —
Sub-Transfer agent fees — Class R — — —(a)
Sub-Transfer agent fees — Class R6 —(a) — —
Sub-Transfer agent fees — Class Y 25 27 54
Trustees' fees 18 34 18
Compliance fees 3 4 2
Legal and audit fees 25 33 23
State registration and filing fees 110 49 49
Other expenses 71 78 57
Total Expenses 2,834 5,308 1,406
Expenses waived/reimbursed by Adviser (357) (10) —
Net Expenses 2,477 5,298 1,406
Net Investment Income (Loss) 3,473 (1,088) 2,484
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 21,187 42,372 10,328
Net realized gains (losses) from futures contracts — — 318
Net change in unrealized appreciation/depreciation on investment securities 3,621 48,878 42,784
Net change in unrealized appreciation/depreciation on futures contracts — — (66)
Net realized/unrealized gains (losses) on investments 24,808 91,250 53,364
Change in net assets resulting from operations $ 28,281 $ 90,162 $ 55,848
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended June 30, 2024

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory Munder
Mid-Cap Core
Growth Fund
Victory Trivalent
International Fund
- Core Equity
Victory Trivalent
International
Small-Cap Fund
Investment Income:
Dividends $ 2,783 $ 6,916 $ 94,524
Interest 31 70 1,215
Securities lending (net of fees) —(a) 24 272
Foreign tax withholding (2) (878) (10,908)
Total Income 2,812 6,132 85,103
Expenses:
Investment advisory fees 2,463 1,634 29,385
Administration fees 182 113 1,774
Sub-Administration fees 17 17 17
12b-1 fees — Class A 359 10 163
12b-1 fees — Class C 26 — 17
12b-1 fees — Class R 28(b) — —
Custodian fees 15 75 491
Transfer agent fees — Class A 26 4 9
Transfer agent fees — Class C —(a) — —(a)
Transfer agent fees — Class I — —(a) 1,799
Transfer agent fees — Class R 2(b) — —
Transfer agent fees — Class R6 3 —(a) 3
Transfer agent fees — Class Y 10 1 50
Sub-Transfer agent fees — Class A 207 4 249
Sub-Transfer agent fees — Class C 3 —(a) 2
Sub-Transfer agent fees — Class I — 3 1,922
Sub-Transfer agent fees — Class R 13(b) — —
Sub-Transfer agent fees — Class R6 —(a) —(a) 2
Sub-Transfer agent fees — Class Y 141 1 753
Trustees' fees 23 16 182
Compliance fees 3 2 29
Legal and audit fees 26 66 304
State registration and filing fees 72 55 190
Interfund lending fees — — 21
Other expenses 60 59 566
Recoupment of prior expenses waived/reimbursed by Adviser — — 35
Total Expenses 3,679 2,060 37,963
Expenses waived/reimbursed by Adviser (23) (910) (6,101)
Net Expenses 3,656 1,150 31,862
Net Investment Income (Loss) (844) 4,982 53,241
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 32,286 2,594 21,117
Foreign taxes on realized gains — (120) —
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 4,850 24,378 275,650
Net change in accrued foreign taxes on unrealized gains — (711) —
Net realized/unrealized gains (losses) on investments 37,136 26,141 296,767
Change in net assets resulting from operations $ 36,292 $ 31,123 $ 350,008
(a) Rounds to less than $1 thousand.
(b) Class R activity is for the period July 1, 2023, to March 28, 2024 (date of conversion to Class A).

Statements of Operations
For the Year Ended June 30, 2024

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory Total
Return Bond Fund
Investment Income:
Dividends $ 11
Interest 2,606
Securities lending (net of fees) 2
Total Income 2,619
Expenses:
Investment advisory fees 250
Administration fees 35
Sub-Administration fees 21
12b-1 fees — Class A 16
12b-1 fees — Class C 1
Custodian fees 10
Transfer agent fees — Class A 7
Transfer agent fees — Class C —(a)
Transfer agent fees — Class R6 —(a)
Transfer agent fees — Class Y 1
Sub-Transfer agent fees — Class A 6
Sub-Transfer agent fees — Class C —(a)
Sub-Transfer agent fees — Class R6 —(a)
Sub-Transfer agent fees — Class Y 22
Trustees' fees 8
Compliance fees 1
Legal and audit fees 15
State registration and filing fees 62
Other expenses 31
Recoupment of prior expenses waived/reimbursed by Adviser 3
Total Expenses 489
Expenses waived/reimbursed by Adviser (103)
Net Expenses 386
Net Investment Income (Loss) 2,233
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (1,773)
Net realized gains (losses) from futures contracts (727)
Net realized gains (losses) from swap agreements 36
Net change in unrealized appreciation/depreciation on investment securities 2,596
Net change in unrealized appreciation/depreciation on futures contracts 88
Net change in unrealized appreciation/depreciation on swap agreements (28)
Net realized/unrealized gains (losses) on investments 192
Change in net assets resulting from operations $ 2,425
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Integrity Discovery Fund
Victory Integrity Mid-Cap Value
Fund
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 77 $ 278 $ 3,564 $ 3,612
Net realized gains (losses) 6,041 475 36,289 8,969
Net change in unrealized appreciation/depreciation 1,775 2,896 (3,491) 26,711
Change in net assets resulting from operations 7,893 3,649 36,362 39,292
Distributions to Shareholders:
Class A (496) (3,129) (708) (1,253)
Class C (10) (160) (2) (5)
Class R (7)(a) (56) — —
Class R6 — — (7,650) (12,878)
Class Y (313) (1,946) (1,818) (2,954)
Member Class (56) (290) (94) (156)
Change in net assets resulting from distributions to shareholders (882) (5,581) (10,272) (17,246)
Change in net assets resulting from capital transactions (5,414) (3,412) (41,624) 22,680
Change in net assets 1,597 (5,344) (15,534) 44,726
Net Assets:
Beginning of period 59,590 64,934 320,586 275,860
End of period $ 61,187 $ 59,590 $ 305,052 $ 320,586

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Discovery Fund
Victory Integrity Mid-Cap Value
Fund
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Capital Transactions:
Class A
Proceeds from shares issued $ 898 $ 1,584 $ 3,901 $ 8,353
Distributions reinvested 408 2,607 697 1,230
Cost of shares redeemed (6,155) (5,092) (5,933) (6,039)
Converted from Class R 438 — — —
Total Class A $ (4,411) $ (901) $ (1,335) $ 3,544
Class C
Proceeds from shares issued $ 30 $ 19 $ —(a) $ 5
Distributions reinvested 10 153 2 5
Cost of shares redeemed (311) (477) (10) (1)
Total Class C $ (271) $ (305) $ (8) $ 9
Class R
Proceeds from shares issued $ 23(b) $ 37 $ — $ —
Distributions reinvested 7(b) 55 — —
Cost of shares redeemed (162)(b) (252) — —
Converted into Class A (438) — — —
Total Class R $ (570) $ (160) $ — $ —
Class R6
Proceeds from shares issued $ — $ — $ 34,498 $ 48,270
Distributions reinvested — — 7,642 12,864
Cost of shares redeemed — — (80,661) (52,871)
Total Class R6 $ — $ — $ (38,521) $ 8,263
Class Y
Proceeds from shares issued $ 7,498 $ 2,936 $ 15,604 $ 23,769
Distributions reinvested 261 1,656 1,794 2,929
Cost of shares redeemed (7,547) (6,915) (19,148) (16,952)
Total Class Y $ 212 $ (2,323) $ (1,750) $ 9,746
Member Class
Proceeds from shares issued $ 704 $ 757 $ 1,058 $ 1,971
Distributions reinvested 56 290 94 156
Cost of shares redeemed (1,134) (770) (1,162) (1,009)
Total Member Class $ (374) $ 277 $ (10) $ 1,118
Change in net assets resulting from capital transactions $ (5,414) $ (3,412) $ (41,624) $ 22,680

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Discovery Fund
Victory Integrity Mid-Cap Value
Fund
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Share Transactions:
Class A
Issued 23 43 166 386
Reinvested 11 72 31 56
Redeemed (162) (138) (256) (277)
Converted from Class R 11 — — —
Total Class A (117) (23) (59) 165
Class C
Issued 1 1 —(c) —(c)
Reinvested —(c) 7 —(c) —(c)
Redeemed (13) (21) —(c) —(c)
Total Class C (12) (13) —(c) —(c)
Class R
Issued 1(b) 1 — —
Reinvested —(b)(c) 2 — —
Redeemed (5)(b) (8) — —
Converted into Class A (11) — — —
Total Class R (15) (5) — —
Class R6
Issued — — 1,466 2,151
Reinvested — — 330 582
Redeemed — — (3,382) (2,376)
Total Class R6 — — (1,586) 357
Class Y
Issued 183 71 663 1,068
Reinvested 6 40 78 133
Redeemed (181) (174) (814) (763)
Total Class Y 8 (63) (73) 438
Member Class
Issued 19 21 44 88
Reinvested 1 8 4 7
Redeemed (30) (22) (51) (45)
Total Member Class (10) 7 (3) 50
Change in Shares (146) (97) (1,721) 1,010
(a) Rounds to less than $1 thousand.
(b) Class R activity is for the period July 1, 2023, to March 28, 2024 (date of conversion to Class A).
(c) Rounds to less than 1 thousand shares.

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Integrity Small-Cap Value
Fund
Victory Integrity Small/Mid-Cap
Value Fund
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 18,164 $ 16,782 $ 3,473 $ 2,766
Net realized gains (losses) 219,421 117,836 21,187 4,519
Net change in unrealized appreciation/depreciation (86,275) 96,878 3,621 26,148
Change in net assets resulting from operations 151,310 231,496 28,281 33,433
Distributions to Shareholders:
Class A (7,310) (9,004) (182) (695)
Class C (453) (785) — —
Class R (534) (629) — —
Class R6 (72,046) (92,441) (5,824) (15,351)
Class Y (65,250) (80,175) (1,000) (4,396)
Member Class — — (130) (528)
Change in net assets resulting from distributions to shareholders (145,593) (183,034) (7,136) (20,970)
Change in net assets resulting from capital transactions (374,079) 126,018 31,801 29,977
Change in net assets (368,362) 174,480 52,946 42,440
Net Assets:
Beginning of period 1,576,987 1,402,507 252,974 210,534
End of period $ 1,208,625 $ 1,576,987 $ 305,920 $ 252,974

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Small-Cap Value
Fund
Victory Integrity Small/Mid-Cap
Value Fund
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Capital Transactions:
Class A
Proceeds from shares issued $ 7,698 $ 7,120 $ 1,518 $ 1,248
Distributions reinvested 6,568 8,139 182 695
Cost of shares redeemed (18,612) (14,907) (1,559) (1,415)
Total Class A $ (4,346) $ 352 $ 141 $ 528
Class C
Proceeds from shares issued $ 483 $ 278 $ — $ —
Distributions reinvested 437 772 — —
Cost of shares redeemed (2,645) (1,932) — —
Total Class C $ (1,725) $ (882) $ — $ —
Class R
Proceeds from shares issued $ 1,772 $ 590 $ — $ —
Distributions reinvested 527 621 — —
Cost of shares redeemed (1,112) (1,341) — —
Total Class R $ 1,187 $ (130) $ — $ —
Class R6
Proceeds from shares issued $ 135,308 $ 150,916 $ 103,372 $ 57,194
Distributions reinvested 70,422 89,377 5,525 15,313
Cost of shares redeemed (309,572) (211,328) (60,563) (42,597)
Total Class R6 $ (103,842) $ 28,965 $ 48,334 $ 29,910
Class Y
Proceeds from shares issued $ 85,056 $ 137,768 $ 15,571 $ 4,568
Distributions reinvested 62,140 76,277 884 2,880
Cost of shares redeemed (412,549) (116,332) (32,543) (8,628)
Total Class Y $ (265,353) $ 97,713 $ (16,088) $ (1,180)
Member Class
Proceeds from shares issued $ — $ — $ 1,262 $ 1,426
Distributions reinvested — — 130 528
Cost of shares redeemed — — (1,978) (1,235)
Total Member Class $ — $ — $ (586) $ 719
Change in net assets resulting from capital transactions $ (374,079) $ 126,018 $ 31,801 $ 29,977

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Small-Cap Value
Fund
Victory Integrity Small/Mid-Cap
Value Fund
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Share Transactions:
Class A
Issued 234 215 72 62
Reinvested 203 257 9 35
Redeemed (564) (449) (75) (70)
Total Class A (127) 23 6 27
Class C
Issued 20 11 — —
Reinvested 18 31 — —
Redeemed (105) (74) — —
Total Class C (67) (32) — —
Class R
Issued 58 19 — —
Reinvested 17 21 — —
Redeemed (36) (44) — —
Total Class R 39 (4) — —
Class R6
Issued 3,824 4,367 4,854 2,811
Reinvested 2,040 2,652 258 762
Redeemed (8,839) (6,039) (2,821) (2,065)
Total Class R6 (2,975) 980 2,291 1,508
Class Y
Issued 2,443 4,010 735 223
Reinvested 1,818 2,284 41 144
Redeemed (11,769) (3,372) (1,524) (421)
Total Class Y (7,508) 2,922 (748) (54)
Member Class
Issued — — 60 71
Reinvested — — 6 26
Redeemed — — (93) (62)
Total Member Class — — (27) 35
Change in Shares (10,638) 3,889 1,522 1,516

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Munder Multi-Cap Fund Victory S&P 500 Index Fund
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (1,088) $ 133 $ 2,484 $ 2,522
Net realized gains (losses) 42,372 19,685 10,646 16,916
Net change in unrealized appreciation/depreciation 48,878 56,497 42,718 19,598
Change in net assets resulting from operations 90,162 76,315 55,848 39,036
Distributions to Shareholders:
Class A (17,098) (45,029) (9,878) (11,915)
Class C (87) (600) — —
Class R — — (1,525) (1,359)
Class Y (1,545) (3,974) (2,875) (3,448)
Change in net assets resulting from distributions to shareholders (18,730) (49,603) (14,278) (16,722)
Change in net assets resulting from capital transactions (14,558) 15,617 4,061 (6,311)
Change in net assets 56,874 42,329 45,631 16,003
Net Assets:
Beginning of period 413,212 370,883 239,232 223,229
End of period $ 470,086 $ 413,212 $ 284,863 $ 239,232

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Munder Multi-Cap Fund Victory S&P 500 Index Fund
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Capital Transactions:
Class A
Proceeds from shares issued $ 6,256 $ 10,059 $ 7,340 $ 5,516
Distributions reinvested 14,840 38,858 8,433 10,273
Cost of shares redeemed (34,194) (31,865) (17,733) (19,727)
Total Class A $ (13,098) $ 17,052 $ (1,960) $ (3,938)
Class C
Proceeds from shares issued $ 1,834 $ 187 $ — $ —
Distributions reinvested 85 555 — —
Cost of shares redeemed (1,521) (1,358) — —
Total Class C $ 398 $ (616) $ — $ —
Class R
Proceeds from shares issued $ — $ — $ 13,322 $ 6,074
Distributions reinvested — — 1,525 1,359
Cost of shares redeemed — — (8,641) (5,404)
Total Class R $ — $ — $ 6,206 $ 2,029
Class Y
Proceeds from shares issued $ 3,535 $ 13,017 $ 6,922 $ 4,797
Distributions reinvested 1,361 3,299 2,869 3,439
Cost of shares redeemed (6,754) (17,135) (9,976) (12,638)
Total Class Y $ (1,858) $ (819) $ (185) $ (4,402)
Change in net assets resulting from capital transactions $ (14,558) $ 15,617 $ 4,061 $ (6,311)
Share Transactions:
Class A
Issued 131 231 302 255
Reinvested 319 948 353 487
Redeemed (698) (726) (726) (909)
Total Class A (248) 453 (71) (167)
Class C
Issued 52 6 — —
Reinvested 3 20 — —
Redeemed (48) (46) — —
Total Class C 7 (20) — —
Class R
Issued — — 553 279
Reinvested — — 65 65
Redeemed — — (353) (249)
Total Class R — — 265 95
Class Y
Issued 63 251 279 219
Reinvested 26 71 119 161
Redeemed (124) (338) (403) (581)
Total Class Y (35) (16) (5) (201)
Change in Shares (276) 417 189 (273)

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Munder Mid-Cap Core
Growth Fund
Victory Trivalent International
Fund - Core Equity
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (844) $ (377) $ 4,982 $ 5,056
Net realized gains (losses) 32,286 14,944 2,474 (3,825)
Net change in unrealized appreciation/depreciation 4,850 24,517 23,667 26,700
Change in net assets resulting from operations 36,292 39,084 31,123 27,931
Distributions to Shareholders:
Class A (8,665) (21,797) (134) (94)
Class C (152) (596) — (1)
Class I — — (129) (121)
Class R (644) (a) (1,656) — —
Class R6 (2,796) (7,118) (7,030) (4,717)
Class Y (5,138) (12,924) (279) (175)
Change in net assets resulting from distributions to shareholders (17,395) (44,091) (7,572) (5,108)
Change in net assets resulting from capital transactions (47,500) (11,409) 1,409 (14,472)
Change in net assets (28,603) (16,416) 24,960 8,351
Net Assets:
Beginning of period 347,504 363,920 194,982 186,631
End of period $ 318,901 $ 347,504 $ 219,942 $ 194,982
(a) Class R activity is for the period July 1, 2023, to March 28, 2024 (date of conversion to Class A).

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Munder Mid-Cap Core
Growth Fund
Victory Trivalent International
Fund - Core Equity
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Capital Transactions:
Class A
Proceeds from shares issued $ 7,832 $ 8,466 $ 96 $ 191
Distributions reinvested 8,024 20,204 114 81
Cost of shares redeemed (31,282) (33,142) (408) (1,141)
Converted from Class R 8,294 — — —
Total Class A $ (7,132) $ (4,472) $ (198) $ (869)
Class C
Proceeds from shares issued $ 69 $ 77 $ — $ 1
Distributions reinvested 152 595 — 1
Cost of shares redeemed (2,058) (1,445) — (73)
Total Class C $ (1,837) $ (773) $ — $ (71)
Class I
Proceeds from shares issued $ — $ — $ 90 $ 2,107
Distributions reinvested — — 129 121
Cost of shares redeemed — — (349) (2,101)
Total Class I $ — $ — $ (130) $ 127
Class R
Proceeds from shares issued $ 559 (a) $ 998 $ — $ —
Distributions reinvested 643 (a) 1,652 — —
Cost of shares redeemed (1,211) (a) (2,963) — —
Converted into Class A (8,294) — — —
Total Class R $ (8,303) $ (313) $ — $ —
Class R6
Proceeds from shares issued $ 6,005 $ 9,447 $ 515 $ 605
Distributions reinvested 2,793 7,099 7,030 4,718
Cost of shares redeemed (17,673) (19,027) (4,655) (19,148)
Total Class R6 $ (8,875) $ (2,481) $ 2,890 $ (13,825)
Class Y
Proceeds from shares issued $ 4,010 $ 6,970 $ 59 $ 79
Distributions reinvested 5,018 12,623 245 154
Cost of shares redeemed (30,381) (22,963) (1,457) (67)
Total Class Y $ (21,353) $ (3,370) $ (1,153) $ 166
Change in net assets resulting from capital transactions $ (47,500) $ (11,409) $ 1,409 $ (14,472)

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Munder Mid-Cap Core
Growth Fund
Victory Trivalent International
Fund - Core Equity
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Share Transactions:
Class A
Issued 851 905 13 27
Reinvested 901 2,278 15 12
Redeemed (3,385) (3,535) (53) (162)
Converted from Class R 830 — — —
Total Class A (803) (352) (25) (123)
Class C
Issued 8 9 (b) — — (c)
Reinvested 17 67 (b) — — (c)
Redeemed (228) (153) (b) — (11)
Total Class C (203) (77) — (11)
Class I
Issued — — 12 326
Reinvested — — 17 18
Redeemed — — (46) (318)
Total Class I — — (17) 26
Class R
Issued 85 (a) 147 — —
Reinvested 102 (a) 257 — —
Redeemed (186) (a) (448) — —
Converted into Class A (1,177) — — —
Total Class R (1,176) (44) — —
Class R6
Issued 439 702 67 88
Reinvested 208 544 934 707
Redeemed (1,278) (1,410) (600) (2,711)
Total Class R6 (631) (164) 401 (1,916)
Class Y
Issued 313 560 8 12
Reinvested 402 1,038 33 23
Redeemed (2,398) (1,828) (198) (10)
Total Class Y (1,683) (230) (157) 25
Change in Shares (4,496) (867) 202 (1,999)
(a) Class R activity is for the period July 1, 2023, to March 28, 2024 (date of conversion to Class A).
(b) As described in Note 9 in the Notes to Financial Statements, Victory Munder Mid-Cap Core Growth Fund Class C share amounts have been adjusted for a 1:9 reverse stock split.
(c) Rounds to less than 1 thousand shares.

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Trivalent International
Small-Cap Fund Victory Total Return Bond Fund
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 53,241 $ 52,072 $ 2,233 $ 1,618
Net realized gains (losses) 21,117 (286,333) (2,464) (2,408)
Net change in unrealized appreciation/depreciation 275,650 594,838 2,656 279
Change in net assets resulting from operations 350,008 360,577 2,425 (511)
Distributions to Shareholders:
Class A (1,036) (471) (239) (236)
Class C (9) — (3) (3)
Class I (46,869) (20,069) — —
Class R6 (2,308) (1,210) (987) (839)
Class Y (12,595) (7,073) (1,210) (915)
Change in net assets resulting from distributions to shareholders (62,817) (28,823) (2,439) (1,993)
Change in net assets resulting from capital transactions 275,924 16,106 (12,869) 5,769
Change in net assets 563,115 347,860 (12,883) 3,265
Net Assets:
Beginning of period 2,898,412 2,550,552 63,328 60,063
End of period $ 3,461,527 $ 2,898,412 $ 50,445 $ 63,328

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Trivalent International
Small-Cap Fund Victory Total Return Bond Fund
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Capital Transactions:
Class A
Proceeds from shares issued $ 10,416 $ 13,327 $ 184 $ 4,659
Distributions reinvested 840 352 209 209
Cost of shares redeemed (25,029) (15,174) (983) (5,127)
Total Class A $ (13,773) $ (1,495) $ (590) $ (259)
Class C
Proceeds from shares issued $ 21 $ 70 $ 19 $ 24
Distributions reinvested 8 — 3 3
Cost of shares redeemed (917) (1,464) (81) (40)
Total Class C $ (888) $ (1,394) $ (59) $ (13)
Class I
Proceeds from shares issued $ 1,084,233 $ 682,120 $ — $ —
Distributions reinvested 37,173 14,436 — —
Cost of shares redeemed (507,098) (658,538) — —
Total Class I $ 614,308 $ 38,018 $ — $ —
Class R6
Proceeds from shares issued $ 21,606 $ 31,334 $ 323 $ 5,503
Distributions reinvested 2,048 1,152 987 839
Cost of shares redeemed (27,844) (48,153) (2,073) (2,959)
Total Class R6 $ (4,190) $ (15,667) $ (763) $ 3,383
Class Y
Proceeds from shares issued $ 93,021 $ 316,122 $ 42,569 $ 3,485
Distributions reinvested 12,166 6,864 1,054 674
Cost of shares redeemed (424,720) (326,342) (55,080) (1,501)
Total Class Y $ (319,533) $ (3,356) $ (11,457) $ 2,658
Change in net assets resulting from capital transactions $ 275,924 $ 16,106 $ (12,869) $ 5,769
Share Transactions:
Class A
Issued 738 1,038 23 562
Reinvested 59 28 26 25
Redeemed (1,771) (1,184) (122) (616)
Total Class A (974) (118) (73) (29)
Class C
Issued 2 6 3 3
Reinvested 1 — —(a) —(a)
Redeemed (69) (116) (10) (5)
Total Class C (66) (110) (7) (2)
Class I
Issued 78,496 54,355 — —
Reinvested 2,592 1,127 — —
Redeemed (35,512) (52,009) — —
Total Class I 45,576 3,473 — —
Class R6
Issued 1,490 2,404 40 669
Reinvested 142 90 122 100
Redeemed (1,892) (3,738) (256) (352)
Total Class R6 (260) (1,244) (94) 417
Class Y
Issued 6,561 25,244 5,273 411
Reinvested 853 538 129 80
Redeemed (29,523) (25,468) (6,703) (179)
Total Class Y (22,109) 314 (1,301) 312
Change in Shares 22,167 2,315 (1,475) 698
(a) Rounds to less than 1 thousand shares.

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
76
See notes to financial statements.
Victory Integrity Discovery Fund
Class A
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $35.60 $36.72 $45.53 $24.03 $32.28
Investment Activities:
Net investment income (loss)(a) 0.03 0.14 (0.10) (0.07) (0.05)
Net realized and unrealized gains (losses) 4.73 2.15 (6.57) 21.57 (7.38)
Total from Investment Activities 4.76 2.29 (6.67) 21.50 (7.43)
Distributions to Shareholders from:
Net investment income (0.16) — — — —
Net realized gains (0.39) (3.41) (2.14) — (0.82)
Total Distributions (0.55) (3.41) (2.14) — (0.82)
Net Asset Value, End of Period $39.81 $35.60 $36.72 $45.53 $24.03
Total Return (excludes sales charge)(b) 13.43% 6.11% (15.25)% 89.47% (23.78)%
Ratios to Average Net Assets:
Net Expenses(c) 1.60% 1.59% 1.57% 1.62% 1.59%
Net Investment Income (Loss) 0.07% 0.37% (0.23)% (0.20)% (0.18)%
Gross Expenses(c) 1.60% 1.59% 1.57% 1.62% 1.59%
Supplemental Data:
Net Assets at end of period (000's) $32,732 $33,409 $35,308 $45,073 $30,614
Portfolio Turnover(d) 37% 35% 36% 41% 40%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Discovery Fund
Class C
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $21.80 $23.91 $30.67 $16.32 $22.36
Investment Activities:
Net investment income (loss)(a) (0.18)(b) (0.12) (0.32) (0.21) (0.22)
Net realized and unrealized gains (losses) 2.89 1.42 (4.30) 14.56 (5.00)
Total from Investment Activities 2.71 1.30 (4.62) 14.35 (5.22)
Distributions to Shareholders from:
Net realized gains (0.39) (3.41) (2.14) — (0.82)
Total Distributions (0.39) (3.41) (2.14) — (0.82)
Net Asset Value, End of Period $24.12 $21.80 $23.91 $30.67 $16.32
Total Return (excludes contingent deferred sales charge)(c) 12.50% 5.17% (15.98)% 87.93% (24.42)%
Ratios to Average Net Assets:
Net Expenses(d) 2.45% 2.45% 2.45% 2.45% 2.46%
Net Investment Income (Loss) (0.80)% (0.51)% (1.11)% (0.95)% (1.09)%
Gross Expenses(d) 4.27% 3.41% 3.02% 2.87% 2.52%
Supplemental Data:
Net Assets at end of period (000's) $619 $831 $1,227 $2,079 $2,194
Portfolio Turnover(e) 37% 35% 36% 41% 40%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
78
See notes to financial statements.
Victory Integrity Discovery Fund
Class Y
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $40.34 $41.12 $50.63 $26.64 $35.65
Investment Activities:
Net investment income (loss)(a) 0.10 0.24 (0.03) 0.03 —(b)
Net realized and unrealized gains (losses) 5.38 2.39 (7.34) 23.96 (8.19)
Total from Investment Activities 5.48 2.63 (7.37) 23.99 (8.19)
Distributions to Shareholders from:
Net investment income (0.21) — — — —
Net realized gains (0.39) (3.41) (2.14) — (0.82)
Total Distributions (0.60) (3.41) (2.14) — (0.82)
Net Asset Value, End of Period $45.22 $40.34 $41.12 $50.63 $26.64
Total Return(c) 13.67% 6.29% (15.09)% 90.05% (23.64)%
Ratios to Average Net Assets:
Net Expenses(d) 1.44% 1.40% 1.38% 1.31% 1.38%
Net Investment Income (Loss) 0.24% 0.57% (0.05)% 0.07% 0.00%(e)
Gross Expenses(d) 1.45% 1.40% 1.38% 1.31% 1.38%
Supplemental Data:
Net Assets at end of period (000's) $24,439 $21,471 $24,479 $40,600 $27,519
Portfolio Turnover(f) 37% 35% 36% 41% 40%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Amount is less than 0.005%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Discovery Fund
Member Class
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
November 3,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $35.70 $36.80 $45.58 $26.37
Investment Activities:
Net investment income (loss)(b) 0.07 0.17 (0.04) (0.30)
Net realized and unrealized gains (losses) 4.76 2.14 (6.60) 19.51
Total from Investment Activities 4.83 2.31 (6.64) 19.21
Distributions to Shareholders from:
Net investment income (0.21) — — —
Net realized gains (0.39) (3.41) (2.14) —
Total Distributions (0.60) (3.41) (2.14) —
Net Asset Value, End of Period $39.93 $35.70 $36.80 $45.58
Total Return(c)(d) 13.58% 6.15% (15.17)% 72.85%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.50% 1.50% 1.50% 1.50%
Net Investment Income (Loss)(e) 0.17% 0.46% (0.10)% (1.04)%
Gross Expenses(e)(f) 1.88% 1.82% 1.99% 5.05%
Supplemental Data:
Net Assets at end of period (000's) $3,397 $3,377 $3,232 $2,172
Portfolio Turnover(c)(g) 37% 35% 36% 41%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
80
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class A
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $22.73 $21.11 $23.72 $15.30 $17.86
Investment Activities:
Net investment income (loss)(a) 0.19 0.19 0.21 0.13 0.24
Net realized and unrealized gains (losses) 2.41 2.67 (1.66) 8.74 (2.70)
Total from Investment Activities 2.60 2.86 (1.45) 8.87 (2.46)
Distributions to Shareholders from:
Net investment income (0.09) (0.28) — (0.37) (0.10)
Net realized gains (0.58) (0.96) (1.16) — —
Return of capital — — — (0.08) —
Total Distributions (0.67) (1.24) (1.16) (0.45) (0.10)
Net Asset Value, End of Period $24.66 $22.73 $21.11 $23.72 $15.30
Total Return (excludes sales charge)(b) 11.72% 13.83% (6.56)% 58.66% (13.90)%
Ratios to Average Net Assets:
Net Expenses(c) 1.00% 1.00% 1.00% 1.00% 1.00%
Net Investment Income (Loss) 0.81% 0.86% 0.90% 0.64% 1.40%
Gross Expenses(c) 1.37% 1.35% 1.42% 1.37% 1.43%
Supplemental Data:
Net Assets at end of period (000's) $25,867 $25,184 $19,898 $12,542 $8,574
Portfolio Turnover(d) 75% 57% 70% 67% 82%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class C
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
November 4,
2019(a)
through
June 30, 2020
Net Asset Value, Beginning of Period $22.63 $21.03 $23.81 $15.37 $18.75
Investment Activities:
Net investment income (loss)(b) 0.01 0.02 0.03 (0.05) 0.11
Net realized and unrealized gains (losses) 2.40 2.66 (1.65) 8.82 (3.39)
Total from Investment Activities 2.41 2.68 (1.62) 8.77 (3.28)
Distributions to Shareholders from:
Net investment income — (0.12) — (0.27) (0.10)
Net realized gains (0.58) (0.96) (1.16) — —
Return of capital — — — (0.06) —
Total Distributions (0.58) (1.08) (1.16) (0.33) (0.10)
Net Asset Value, End of Period $24.46 $22.63 $21.03 $23.81 $15.37
Total Return (excludes contingent deferred sales charge)(c)(d) 10.90% 12.98% (7.26)% 57.43% (17.55)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.75% 1.75% 1.75% 1.75% 1.75%
Net Investment Income (Loss)(e) 0.06% 0.11% 0.14% (0.25)% 1.02%
Gross Expenses(e)(f) 15.97% 13.08% 2.82% 16.27% 43.95%
Supplemental Data:
Net Assets at end of period (000's) $98 $99 $83 $78 $44
Portfolio Turnover(c)(g) 75% 57% 70% 67% 82%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
82
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class R6
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $23.07 $21.40 $23.99 $15.47 $18.02
Investment Activities:
Net investment income (loss)(a) 0.28 0.28 0.31 0.19 0.33
Net realized and unrealized gains (losses) 2.47 2.71 (1.69) 8.85 (2.74)
Total from Investment Activities 2.75 2.99 (1.38) 9.04 (2.41)
Distributions to Shareholders from:
Net investment income (0.18) (0.36) (0.05) (0.43) (0.14)
Net realized gains (0.58) (0.96) (1.16) — —
Return of capital — — — (0.09) —
Total Distributions (0.76) (1.32) (1.21) (0.52) (0.14)
Net Asset Value, End of Period $25.06 $23.07 $21.40 $23.99 $15.47
Total Return(b) 12.20% 14.29% (6.21)% 59.24% (13.53)%
Ratios to Average Net Assets:
Net Expenses(c) 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss) 1.20% 1.26% 1.28% 0.94% 1.93%
Gross Expenses(c) 0.87% 0.87% 0.87% 0.88% 0.88%
Supplemental Data:
Net Assets at end of period (000's) $212,708 $232,401 $207,959 $226,652 $184,503
Portfolio Turnover(d) 75% 57% 70% 67% 82%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class Y
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $23.03 $21.36 $23.95 $15.44 $18.02
Investment Activities:
Net investment income (loss)(a) 0.25 0.25 0.28 0.06 0.25
Net realized and unrealized gains (losses) 2.44 2.70 (1.70) 8.94 (2.68)
Total from Investment Activities 2.69 2.95 (1.42) 9.00 (2.43)
Distributions to Shareholders from:
Net investment income (0.14) (0.32) (0.01) (0.41) (0.15)
Net realized gains (0.58) (0.96) (1.16) — —
Return of capital — — — (0.08) —
Total Distributions (0.72) (1.28) (1.17) (0.49) (0.15)
Net Asset Value, End of Period $25.00 $23.03 $21.36 $23.95 $15.44
Total Return(b) 11.98% 14.14% (6.35)% 59.03% (13.67)%
Ratios to Average Net Assets:
Net Expenses(c) 0.75% 0.75% 0.75% 0.75% 0.75%
Net Investment Income (Loss) 1.06% 1.12% 1.18% 0.29% 1.46%
Gross Expenses(c) 1.01% 1.04% 1.03% 1.08% 1.21%
Supplemental Data:
Net Assets at end of period (000's) $62,417 $59,183 $45,535 $25,003 $9,352
Portfolio Turnover(d) 75% 57% 70% 67% 82%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
84
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Member Class
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
November 3,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $23.15 $21.47 $24.08 $16.94
Investment Activities:
Net investment income (loss)(b) 0.22 0.23 0.27 (0.26)
Net realized and unrealized gains (losses) 2.47 2.72 (1.72) 7.58
Total from Investment Activities 2.69 2.95 (1.45) 7.32
Distributions to Shareholders from:
Net investment income (0.12) (0.31) — (0.17)
Net realized gains (0.58) (0.96) (1.16) —
Return of capital — — — (0.01)
Total Distributions (0.70) (1.27) (1.16) (0.18)
Net Asset Value, End of Period $25.14 $23.15 $21.47 $24.08
Total Return(c)(d) 11.91% 14.02% (6.46)% 43.46%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85% 0.85% 0.85% 0.85%
Net Investment Income (Loss)(e) 0.95% 1.04% 1.11% (1.69)%
Gross Expenses(e)(f) 1.42% 1.53% 1.97% 8.67%
Supplemental Data:
Net Assets at end of period (000's) $3,962 $3,719 $2,385 $845
Portfolio Turnover(c)(g) 75% 57% 70% 67%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class A
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $33.19 $32.51 $43.97 $24.40 $32.37
Investment Activities:
Net investment income (loss)(a) 0.29 0.24 0.03 (0.01) 0.03
Net realized and unrealized gains (losses) 3.04 4.82 (4.51) 19.61 (7.86)
Total from Investment Activities 3.33 5.06 (4.48) 19.60 (7.83)
Distributions to Shareholders from:
Net investment income (0.31) (0.05) (0.04) (0.03) —
Net realized gains (3.14) (4.33) (6.94) — (0.14)
Total Distributions (3.45) (4.38) (6.98) (0.03) (0.14)
Net Asset Value, End of Period $33.07 $33.19 $32.51 $43.97 $24.40
Total Return (excludes sales charge)(b) 10.42% 16.23% (12.11)% 80.37% (24.33)%
Ratios to Average Net Assets:
Net Expenses(c) 1.44% 1.43% 1.50% 1.50% 1.48%
Net Investment Income (Loss) 0.88% 0.71% 0.08% (0.02)% 0.10%
Gross Expenses(c) 1.44% 1.43% 1.50% 1.50% 1.48%
Supplemental Data:
Net Assets at end of period (000's) $67,444 $71,905 $69,687 $91,203 $79,429
Portfolio Turnover(d) 62%(e) 61% 58% 56% 80%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Excludes impact of in-kind transactions.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
86
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class C
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $25.89 $26.39 $37.22 $20.81 $27.85
Investment Activities:
Net investment income (loss)(a) (0.02)(b) (0.05) (0.22) (0.26) (0.17)
Net realized and unrealized gains (losses) 2.36 3.88 (3.67) 16.67 (6.73)
Total from Investment Activities 2.34 3.83 (3.89) 16.41 (6.90)
Distributions to Shareholders from:
Net investment income (0.08) — — — —
Net realized gains (3.14) (4.33) (6.94) — (0.14)
Total Distributions (3.22) (4.33) (6.94) — (0.14)
Net Asset Value, End of Period $25.01 $25.89 $26.39 $37.22 $20.81
Total Return (excludes contingent deferred sales charge)(c) 9.41% 15.23% (12.77)% 78.86% (24.91)%
Ratios to Average Net Assets:
Net Expenses(d) 2.35% 2.29% 2.25% 2.34% 2.25%
Net Investment Income (Loss) (0.08)% (0.17)% (0.67)% (0.89)% (0.69)%
Gross Expenses(d) 2.38% 2.29% 2.25% 2.34% 2.25%
Supplemental Data:
Net Assets at end of period (000's) $2,889 $4,746 $5,667 $7,578 $5,796
Portfolio Turnover(e) 62%(f) 61% 58% 56% 80%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(f) Excludes impact of in-kind transactions.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class R
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $31.43 $31.04 $42.35 $23.53 $31.32
Investment Activities:
Net investment income (loss)(a) 0.19 0.12 (0.07) (0.10) (0.05)
Net realized and unrealized gains (losses) 2.86 4.60 (4.30) 18.92 (7.60)
Total from Investment Activities 3.05 4.72 (4.37) 18.82 (7.65)
Distributions to Shareholders from:
Net investment income (0.25) — — — —
Net realized gains (3.14) (4.33) (6.94) — (0.14)
Total Distributions (3.39) (4.33) (6.94) — (0.14)
Net Asset Value, End of Period $31.09 $31.43 $31.04 $42.35 $23.53
Total Return(b) 10.06% 15.86% (12.32)% 79.91% (24.54)%
Ratios to Average Net Assets:
Net Expenses(c) 1.75% 1.75% 1.75% 1.75% 1.75%
Net Investment Income (Loss) 0.60% 0.39% (0.18)% (0.29)% (0.19)%
Gross Expenses(c) 1.98% 1.99% 1.99% 1.95% 1.86%
Supplemental Data:
Net Assets at end of period (000's) $5,689 $4,538 $4,605 $7,099 $5,303
Portfolio Turnover(d) 62%(e) 61% 58% 56% 80%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Excludes impact of in-kind transactions.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
88
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class R6
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $35.21 $34.24 $45.91 $25.43 $33.70
Investment Activities:
Net investment income (loss)(a) 0.47 0.42 0.26 0.18 0.19
Net realized and unrealized gains (losses) 3.26 5.09 (4.75) 20.47 (8.18)
Total from Investment Activities 3.73 5.51 (4.49) 20.65 (7.99)
Distributions to Shareholders from:
Net investment income (0.46) (0.21) (0.24) (0.17) (0.14)
Net realized gains (3.14) (4.33) (6.94) — (0.14)
Total Distributions (3.60) (4.54) (7.18) (0.17) (0.28)
Net Asset Value, End of Period $35.34 $35.21 $34.24 $45.91 $25.43
Total Return(b) 10.94% 16.78% (11.63)% 81.42% (23.95)%
Ratios to Average Net Assets:
Net Expenses(c) 0.96% 0.96% 0.95% 0.96% 0.97%
Net Investment Income (Loss) 1.34% 1.19% 0.61% 0.52% 0.64%
Gross Expenses(c) 0.96% 0.96% 0.95% 0.96% 0.97%
Supplemental Data:
Net Assets at end of period (000's) $668,753 $771,075 $716,271 $1,145,953 $984,938
Portfolio Turnover(d) 62%(e) 61% 58% 56% 80%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Excludes impact of in-kind transactions.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class Y
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $34.90 $33.98 $45.62 $25.27 $33.49
Investment Activities:
Net investment income (loss)(a) 0.42 0.38 0.21 0.13 0.14
Net realized and unrealized gains (losses) 3.23 5.05 (4.71) 20.34 (8.13)
Total from Investment Activities 3.65 5.43 (4.50) 20.47 (7.99)
Distributions to Shareholders from:
Net investment income (0.42) (0.18) (0.20) (0.12) (0.09)
Net realized gains (3.14) (4.33) (6.94) — (0.14)
Total Distributions (3.56) (4.51) (7.14) (0.12) (0.23)
Net Asset Value, End of Period $34.99 $34.90 $33.98 $45.62 $25.27
Total Return(b) 10.84% 16.65% (11.72)% 81.13% (24.04)%
Ratios to Average Net Assets:
Net Expenses(c) 1.07% 1.06% 1.07% 1.08% 1.11%
Net Investment Income (Loss) 1.21% 1.10% 0.51% 0.36% 0.47%
Gross Expenses(c) 1.07% 1.06% 1.07% 1.08% 1.11%
Supplemental Data:
Net Assets at end of period (000's) $463,850 $724,723 $606,277 $765,951 $491,836
Portfolio Turnover(d) 62%(e) 61% 58% 56% 80%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Excludes impact of in-kind transactions.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
90
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Class A
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $20.65 $19.70 $22.98 $13.46 $16.70
Investment Activities:
Net investment income (loss)(a) 0.19 0.18 0.15 0.05 0.10
Net realized and unrealized gains (losses) 1.77 2.68 (1.99) 9.73 (3.24)
Total from Investment Activities 1.96 2.86 (1.84) 9.78 (3.14)
Distributions to Shareholders from:
Net investment income (0.19) (0.16) (0.05) (0.26) (0.10)
Net realized gains (0.27) (1.75) (1.39) — —
Total Distributions (0.46) (1.91) (1.44) (0.26) (0.10)
Net Asset Value, End of Period $22.15 $20.65 $19.70 $22.98 $13.46
Total Return (excludes sales charge)(b) 9.62% 15.08% (8.64)% 73.21% (18.97)%
Ratios to Average Net Assets:
Net Expenses(c) 1.13% 1.13% 1.13% 1.13% 1.13%
Net Investment Income (Loss) 0.90% 0.90% 0.67% 0.27% 0.67%
Gross Expenses(c) 1.51% 1.51% 1.50% 1.68% 1.65%
Supplemental Data:
Net Assets at end of period (000's) $8,764 $8,049 $7,149 $6,589 $3,241
Portfolio Turnover(d) 75% 55% 63% 61% 72%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Class R6
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $21.01 $20.00 $23.30 $13.64 $16.91
Investment Activities:
Net investment income (loss)(a) 0.26 0.25 0.22 0.14 0.15
Net realized and unrealized gains (losses) 1.79 2.73 (2.02) 9.82 (3.28)
Total from Investment Activities 2.05 2.98 (1.80) 9.96 (3.13)
Distributions to Shareholders from:
Net investment income (0.24) (0.22) (0.11) (0.30) (0.14)
Net realized gains (0.27) (1.75) (1.39) — —
Total Distributions (0.51) (1.97) (1.50) (0.30) (0.14)
Net Asset Value, End of Period $22.55 $21.01 $20.00 $23.30 $13.64
Total Return(b) 9.98% 15.47% (8.38)% 73.68% (18.70)%
Ratios to Average Net Assets:
Net Expenses(c) 0.83% 0.83% 0.83% 0.83% 0.83%
Net Investment Income (Loss) 1.21% 1.21% 0.97% 0.72% 0.97%
Gross Expenses(c) 0.94% 0.93% 0.93% 0.94% 0.97%
Supplemental Data:
Net Assets at end of period (000's) $256,829 $191,098 $151,752 $143,273 $80,284
Portfolio Turnover(d) 75% 55% 63% 61% 72%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
92
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Class Y
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $20.93 $19.93 $23.23 $13.60 $16.86
Investment Activities:
Net investment income (loss)(a) 0.24 0.23 0.21 0.12 0.14
Net realized and unrealized gains (losses) 1.80 2.73 (2.02) 9.81 (3.27)
Total from Investment Activities 2.04 2.96 (1.81) 9.93 (3.13)
Distributions to Shareholders from:
Net investment income (0.24) (0.21) (0.10) (0.30) (0.13)
Net realized gains (0.27) (1.75) (1.39) — —
Total Distributions (0.51) (1.96) (1.49) (0.30) (0.13)
Net Asset Value, End of Period $22.46 $20.93 $19.93 $23.23 $13.60
Total Return(b) 9.88% 15.42% (8.45)% 73.61% (18.73)%
Ratios to Average Net Assets:
Net Expenses(c) 0.88% 0.88% 0.88% 0.88% 0.88%
Net Investment Income (Loss) 1.14% 1.14% 0.91% 0.66% 0.92%
Gross Expenses(c) 0.99% 0.98% 0.97% 0.98% 1.01%
Supplemental Data:
Net Assets at end of period (000's) $34,469 $47,787 $46,579 $56,537 $32,572
Portfolio Turnover(d) 75% 55% 63% 61% 72%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Member Class
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
November 3,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $20.86 $19.87 $23.18 $14.86
Investment Activities:
Net investment income (loss)(b) 0.23 0.22 0.21 (0.27)
Net realized and unrealized gains (losses) 1.79 2.72 (2.04) 8.73
Total from Investment Activities 2.02 2.94 (1.83) 8.46
Distributions to Shareholders from:
Net investment income (0.22) (0.20) (0.09) (0.14)
Net realized gains (0.27) (1.75) (1.39) —
Total Distributions (0.49) (1.95) (1.48) (0.14)
Net Asset Value, End of Period $22.39 $20.86 $19.87 $23.18
Total Return(c)(d) 9.84% 15.28% (8.50)% 57.17%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.95% 0.95% 0.95% 0.95%
Net Investment Income (Loss)(e) 1.07% 1.08% 0.90% (1.84)%
Gross Expenses(e)(f) 1.38% 1.40% 1.59% 4.39%
Supplemental Data:
Net Assets at end of period (000's) $5,858 $6,040 $5,054 $2,388
Portfolio Turnover(c)(g) 75% 55% 63% 61%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
94
See notes to financial statements.
Victory Munder Multi-Cap Fund
Class A
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $46.61 $43.96 $53.57 $38.28 $38.75
Investment Activities:
Net investment income (loss)(a) (0.14) 0.01 —(b) (0.09) 0.03
Net realized and unrealized gains (losses) 10.48 8.74 (3.48) 15.41 0.65
Total from Investment Activities 10.34 8.75 (3.48) 15.32 0.68
Distributions to Shareholders from:
Net investment income (0.01) —(b) — (0.03) (0.10)
Net realized gains (2.19) (6.10) (6.13) — (1.05)
Total Distributions (2.20) (6.10) (6.13) (0.03) (1.15)
Net Asset Value, End of Period $54.75 $46.61 $43.96 $53.57 $38.28
Total Return (excludes sales charge)(c) 23.03% 21.82% (8.71)% 40.04% 1.53%
Ratios to Average Net Assets:
Net Expenses(d) 1.26% 1.29% 1.28% 1.35% 1.35%
Net Investment Income (Loss) (0.28)% 0.01% 0.00%(e) (0.20)% 0.09%
Gross Expenses(d) 1.26% 1.29% 1.28% 1.35% 1.35%
Supplemental Data:
Net Assets at end of period (000's) $425,370 $373,676 $332,533 $393,769 $311,642
Portfolio Turnover(f) 75% 83% 64% 70% 100%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Amount is less than 0.005%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Munder Multi-Cap Fund
Class C
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $31.69 $31.96 $40.76 $29.35 $30.10
Investment Activities:
Net investment income (loss)(a) (0.39) (0.27) (0.35) (0.35) (0.22)
Net realized and unrealized gains (losses) 6.96 6.10 (2.32) 11.76 0.52
Total from Investment Activities 6.57 5.83 (2.67) 11.41 0.30
Distributions to Shareholders from:
Net investment income — —(b) — — —
Net realized gains (2.19) (6.10) (6.13) — (1.05)
Total Distributions (2.19) (6.10) (6.13) — (1.05)
Net Asset Value, End of Period $36.07 $31.69 $31.96 $40.76 $29.35
Total Return (excludes contingent deferred sales charge)(c) 21.92% 20.78% (9.53)% 38.88% 0.69%
Ratios to Average Net Assets:
Net Expenses(d) 2.16% 2.16% 2.16% 2.16% 2.18%
Net Investment Income (Loss) (1.19)% (0.85)% (0.88)% (1.00)% (0.73)%
Gross Expenses(d) 2.76% 2.38% 2.37% 2.32% 2.20%
Supplemental Data:
Net Assets at end of period (000's) $3,244 $2,625 $3,287 $4,339 $5,769
Portfolio Turnover(e) 75% 83% 64% 70% 100%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
96
See notes to financial statements.
Victory Munder Multi-Cap Fund
Class Y
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $52.76 $48.98 $58.88 $42.05 $42.42
Investment Activities:
Net investment income (loss)(a) 0.01(b) 0.17 0.19 0.08 0.19
Net realized and unrealized gains (losses) 11.92 9.83 (3.96) 16.93 0.72
Total from Investment Activities 11.93 10.00 (3.77) 17.01 0.91
Distributions to Shareholders from:
Net investment income (0.13) (0.12) — (0.18) (0.23)
Net realized gains (2.19) (6.10) (6.13) — (1.05)
Total Distributions (2.32) (6.22) (6.13) (0.18) (1.28)
Net Asset Value, End of Period $62.37 $52.76 $48.98 $58.88 $42.05
Total Return(c) 23.42% 22.20% (8.41)% 40.51% 1.92%
Ratios to Average Net Assets:
Net Expenses(d) 0.97% 0.96% 0.96% 0.99% 0.99%
Net Investment Income (Loss) 0.02% 0.34% 0.32% 0.16% 0.46%
Gross Expenses(d) 0.97% 0.96% 0.96% 0.99% 0.99%
Supplemental Data:
Net Assets at end of period (000's) $41,472 $36,911 $35,063 $40,374 $30,258
Portfolio Turnover(e) 75% 83% 64% 70% 100%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory S&P 500 Index Fund
Class A
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $23.37 $21.24 $25.84 $19.80 $21.07
Investment Activities:
Net investment income (loss)(a) 0.24 0.25 0.23 0.22 0.29
Net realized and unrealized gains (losses) 5.12 3.56 (2.72) 7.43 1.20
Total from Investment Activities 5.36 3.81 (2.49) 7.65 1.49
Distributions to Shareholders from:
Net investment income (0.25) (0.25) (0.21) (0.24) (0.28)
Net realized gains (1.15) (1.43) (1.90) (1.37) (2.48)
Total Distributions (1.40) (1.68) (2.11) (1.61) (2.76)
Net Asset Value, End of Period $27.33 $23.37 $21.24 $25.84 $19.80
Total Return (excludes sales charge)(b) 23.87% 18.88% (11.11)% 40.00% 6.96%
Ratios to Average Net Assets:
Net Expenses(c) 0.53% 0.54% 0.53% 0.55% 0.55%
Net Investment Income (Loss) 1.00% 1.14% 0.89% 0.97% 1.42%
Gross Expenses(c) 0.53% 0.54% 0.53% 0.55% 0.55%
Supplemental Data:
Net Assets at end of period (000's) $194,342 $167,870 $156,112 $194,818 $153,714
Portfolio Turnover(d) 4% 2% 5% 3% 4%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
98
See notes to financial statements.
Victory S&P 500 Index Fund
Class R
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $23.25 $21.15 $25.74 $19.74 $21.01
Investment Activities:
Net investment income (loss)(a) 0.16 0.17 0.13 0.13 0.21
Net realized and unrealized gains (losses) 5.08 3.54 (2.70) 7.39 1.21
Total from Investment Activities 5.24 3.71 (2.57) 7.52 1.42
Distributions to Shareholders from:
Net investment income (0.17) (0.18) (0.12) (0.15) (0.21)
Net realized gains (1.15) (1.43) (1.90) (1.37) (2.48)
Total Distributions (1.32) (1.61) (2.02) (1.52) (2.69)
Net Asset Value, End of Period $27.17 $23.25 $21.15 $25.74 $19.74
Total Return(b) 23.48% 18.39% (11.43)% 39.38% 6.57%
Ratios to Average Net Assets:
Net Expenses(c) 0.87% 0.92% 0.92% 0.95% 0.95%
Net Investment Income (Loss) 0.66% 0.77% 0.50% 0.57% 1.02%
Gross Expenses(c) 0.87% 0.92% 0.92% 0.95% 0.95%
Supplemental Data:
Net Assets at end of period (000's) $32,594 $21,717 $17,735 $17,907 $13,726
Portfolio Turnover(d) 4% 2% 5% 3% 4%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory S&P 500 Index Fund
Class Y
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $23.61 $21.44 $26.07 $19.96 $21.22
Investment Activities:
Net investment income (loss)(a) 0.26 0.27 0.25 0.25 0.32
Net realized and unrealized gains (losses) 5.18 3.60 (2.75) 7.49 1.21
Total from Investment Activities 5.44 3.87 (2.50) 7.74 1.53
Distributions to Shareholders from:
Net investment income (0.27) (0.27) (0.23) (0.26) (0.31)
Net realized gains (1.15) (1.43) (1.90) (1.37) (2.48)
Total Distributions (1.42) (1.70) (2.13) (1.63) (2.79)
Net Asset Value, End of Period $27.63 $23.61 $21.44 $26.07 $19.96
Total Return(b) 23.97% 18.98% (11.06)% 40.16% 7.07%
Ratios to Average Net Assets:
Net Expenses(c) 0.46% 0.46% 0.44% 0.45% 0.43%
Net Investment Income (Loss) 1.06% 1.22% 0.98% 1.07% 1.56%
Gross Expenses(c) 0.46% 0.46% 0.44% 0.45% 0.43%
Supplemental Data:
Net Assets at end of period (000's) $57,927 $49,645 $49,382 $56,607 $46,072
Portfolio Turnover(d) 4% 2% 5% 3% 4%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
100
See notes to financial statements.
Victory Munder Mid-Cap Core Growth Fund
Class A
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $9.14 $9.53 $15.41 $11.76 $22.95
Investment Activities:
Net investment income (loss)(a) (0.04) (0.03) (0.05) (0.09) (0.07)
Net realized and unrealized gains (losses) 1.05 1.07 (1.67) 5.40 0.01
Total from Investment Activities 1.01 1.04 (1.72) 5.31 (0.06)
Distributions to Shareholders from:
Net investment income — — —(b) — —
Net realized gains (0.58) (1.43) (4.16) (1.66) (11.13)
Total Distributions (0.58) (1.43) (4.16) (1.66) (11.13)
Net Asset Value, End of Period $9.57 $9.14 $9.53 $15.41 $11.76
Total Return (excludes sales charge)(c) 11.53% 11.33% (16.84)% 47.52% (3.04)%
Ratios to Average Net Assets:
Net Expenses(d) 1.27% 1.28% 1.26% 1.27% 1.29%
Net Investment Income (Loss) (0.41)% (0.27)% (0.35)% (0.62)% (0.40)%
Gross Expenses(d) 1.27% 1.28% 1.26% 1.27% 1.29%
Supplemental Data:
Net Assets at end of period (000's) $147,194 $147,859 $157,570 $216,453 $186,571
Portfolio Turnover(e) 53% 60% 80% 103% 86%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Munder Mid-Cap Core Growth Fund
Class C
Year
Ended
June 30,
2024(a)
Year
Ended
June 30,
2023(a)
Year
Ended
June 30,
2022(a)
Year
Ended
June 30,
2021(a)
Year
Ended
June 30,
2020(a)
Net Asset Value, Beginning of Period $9.06 $9.54 $47.25 $44.12 $143.63
Investment Activities:
Net investment income (loss)(b) (0.12) (0.10) (0.27) (0.63) (0.90)
Net realized and unrealized gains (losses) 1.05 1.05 —(c) 18.70 1.56
Total from Investment Activities 0.93 0.95 (0.27) 18.07 0.66
Distributions to Shareholders from:
Net investment income — — —(c) — —
Net realized gains (0.58) (1.43) (37.44) (14.94) (100.17)
Total Distributions (0.58) (1.43) (37.44) (14.94) (100.17)
Net Asset Value, End of Period $9.41 $9.06 $9.54 $47.25 $44.12
Total Return (excludes contingent deferred sales charge)(d) 10.71% 10.29% (17.53)% 46.51% (3.82)%
Ratios to Average Net Assets:
Net Expenses(e) 2.12% 2.12% 2.12% 2.06% 2.03%
Net Investment Income (Loss) (1.28)% (1.11)% (1.23)% (1.40)% (1.15)%
Gross Expenses(e) 2.51% 2.28% 2.15% 2.06% 2.03%
Supplemental Data:
Net Assets at end of period (000's) $2,009 $3,775 $4,714 $9,806 $14,053
Portfolio Turnover(f) 53% 60% 80% 103% 86%
(a) Per share amounts adjusted for a 1:9 reverse stock split.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
102
See notes to financial statements.
Victory Munder Mid-Cap Core Growth Fund
Class R6
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $13.48 $13.38 $19.99 $14.80 $26.00
Investment Activities:
Net investment income (loss)(a) (—)(b) 0.02 0.01 (0.04) —(b)
Net realized and unrealized gains (losses) 1.57 1.51 (2.44) 6.89 (0.07)
Total from Investment Activities 1.57 1.53 (2.43) 6.85 (0.07)
Distributions to Shareholders from:
Net investment income — — (0.02) — —
Net realized gains (0.58) (1.43) (4.16) (1.66) (11.13)
Total Distributions (0.58) (1.43) (4.18) (1.66) (11.13)
Net Asset Value, End of Period $14.47 $13.48 $13.38 $19.99 $14.80
Total Return(c) 11.98% 11.75% (16.53)% 48.19% (2.60)%
Ratios to Average Net Assets:
Net Expenses(d) 0.89% 0.88% 0.87% 0.87% 0.86%
Net Investment Income (Loss) (0.03)% 0.13% 0.04% (0.21)% 0.01%
Gross Expenses(d) 0.89% 0.88% 0.87% 0.87% 0.86%
Supplemental Data:
Net Assets at end of period (000's) $64,842 $68,898 $70,577 $98,852 $113,104
Portfolio Turnover(e) 53% 60% 80% 103% 86%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Munder Mid-Cap Core Growth Fund
Class Y
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $12.54 $12.55 $19.00 $14.15 $25.37
Investment Activities:
Net investment income (loss)(a) (0.02) —(b) (0.02) (0.05) (0.04)
Net realized and unrealized gains (losses) 1.47 1.42 2.27 6.56 (0.05)
Total from Investment Activities 1.45 1.42 (2.29) 6.51 (0.09)
Distributions to Shareholders from:
Net realized gains (0.58) (1.43) (4.16) (1.66) (11.13)
Total Distributions (0.58) (1.43) (4.16) (1.66) (11.13)
Net Asset Value, End of Period $13.41 $12.54 $12.55 $19.00 $14.15
Total Return(c) 11.92% 11.64% (16.64)% 48.00% (2.76)%
Ratios to Average Net Assets:
Net Expenses(d) 1.00% 0.97% 0.98% 0.98% 1.04%
Net Investment Income (Loss) (0.14)% 0.04% (0.10)% (0.33)% (0.18)%
Gross Expenses(d) 1.00% 0.97% 0.98% 0.98% 1.04%
Supplemental Data:
Net Assets at end of period (000's) $104,856 $119,188 $122,169 $242,860 $257,692
Portfolio Turnover(e) 53% 60% 80% 103% 86%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
104
See notes to financial statements.
Victory Trivalent International Fund - Core Equity
Class A
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $7.32 $6.51 $8.35 $6.49 $6.87
Investment Activities:
Net investment income (loss)(a) 0.16 0.15 0.17 0.18 0.12
Net realized and unrealized gains (losses) 0.97 0.81 (1.73) 1.77 (0.44)
Total from Investment Activities 1.13 0.96 (1.56) 1.95 (0.32)
Distributions to Shareholders from:
Net investment income (0.26) (0.15) (0.28) (0.09) (0.06)
Total Distributions (0.26) (0.15) (0.28) (0.09) (0.06)
Net Asset Value, End of Period $8.19 $7.32 $6.51 $8.35 $6.49
Total Return (excludes sales charge)(b) 15.87% 15.09% (19.33)% 30.28% (4.72)%
Ratios to Average Net Assets:
Net Expenses(c) 0.95% 0.95% 0.95% 0.95% 0.95%
Net Investment Income (Loss) 2.04% 2.28% 2.18% 2.32% 1.73%
Gross Expenses(c) 1.79% 1.79% 1.77% 1.76% 1.84%
Supplemental Data:
Net Assets at end of period (000's) $4,003 $3,765 $4,147 $5,379 $4,550
Portfolio Turnover(d) 38% 49% 55% 47% 49%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Fund - Core Equity
Class I
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $7.37 $6.55 $8.40 $6.53 $6.90
Investment Activities:
Net investment income (loss)(a) 0.18 0.17 0.20 0.21 0.14
Net realized and unrealized gains (losses) 0.99 0.82 (1.74) 1.78 (0.43)
Total from Investment Activities 1.17 0.99 (1.54) 1.99 (0.29)
Distributions to Shareholders from:
Net investment income (0.29) (0.17) (0.31) (0.12) (0.08)
Total Distributions (0.29) (0.17) (0.31) (0.12) (0.08)
Net Asset Value, End of Period $8.25 $7.37 $6.55 $8.40 $6.53
Total Return(b) 16.27% 15.40% (19.03)% 30.65% (4.36)%
Ratios to Average Net Assets:
Net Expenses(c) 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss) 2.40% 2.57% 2.57% 2.69% 2.12%
Gross Expenses(c) 1.42% 1.37% 1.62% 1.42% 1.54%
Supplemental Data:
Net Assets at end of period (000's) $3,651 $3,381 $2,834 $3,303 $2,579
Portfolio Turnover(d) 38% 49% 55% 47% 49%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
106
See notes to financial statements.
Victory Trivalent International Fund - Core Equity
Class R6
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $7.42 $6.60 $8.45 $6.57 $6.92
Investment Activities:
Net investment income (loss)(a) 0.19 0.18 0.21 0.21 0.14
Net realized and unrealized gains (losses) 0.98 0.82 (1.75) 1.78 (0.43)
Total from Investment Activities 1.17 1.00 (1.54) 1.99 (0.29)
Distributions to Shareholders from:
Net investment income (0.29) (0.18) (0.31) (0.11) (0.06)
Total Distributions (0.29) (0.18) (0.31) (0.11) (0.06)
Net Asset Value, End of Period $8.30 $7.42 $6.60 $8.45 $6.57
Total Return(b) 16.21% 15.50% (18.93)% 30.57% (4.34)%
Ratios to Average Net Assets:
Net Expenses(c) 0.55% 0.55% 0.55% 0.55% 0.55%
Net Investment Income (Loss) 2.46% 2.68% 2.60% 2.75% 2.06%
Gross Expenses(c) 0.98% 0.98% 0.96% 1.00% 1.01%
Supplemental Data:
Net Assets at end of period (000's) $205,050 $180,222 $172,965 $204,691 $119,275
Portfolio Turnover(d) 38% 49% 55% 47% 49%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Fund - Core Equity
Class Y
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $7.31 $6.50 $8.34 $6.48 $6.87
Investment Activities:
Net investment income (loss)(a) 0.17 0.17 0.19 0.20 0.13
Net realized and unrealized gains (losses) 0.98 0.81 (1.73) 1.77 (0.44)
Total from Investment Activities 1.15 0.98 (1.54) 1.97 (0.31)
Distributions to Shareholders from:
Net investment income (0.28) (0.17) (0.30) (0.11) (0.08)
Total Distributions (0.28) (0.17) (0.30) (0.11) (0.08)
Net Asset Value, End of Period $8.18 $7.31 $6.50 $8.34 $6.48
Total Return(b) 16.16% 15.22% (19.16)% 30.62% (4.60)%
Ratios to Average Net Assets:
Net Expenses(c) 0.70% 0.70% 0.70% 0.70% 0.70%
Net Investment Income (Loss) 2.25% 2.58% 2.42% 2.59% 1.95%
Gross Expenses(c) 1.17% 1.16% 1.21% 1.19% 1.32%
Supplemental Data:
Net Assets at end of period (000's) $7,238 $7,614 $6,614 $8,574 $6,532
Portfolio Turnover(d) 38% 49% 55% 47% 49%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
108
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class A
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $13.96 $12.43 $18.04 $12.83 $13.02
Investment Activities:
Net investment income (loss)(a) 0.17 0.20 0.18 0.14 0.06
Net realized and unrealized gains (losses) 1.13 1.42 (4.40) 5.07 (0.02)
Total from Investment Activities 1.30 1.62 (4.22) 5.21 0.04
Distributions to Shareholders from:
Net investment income (0.22) (0.09) (0.23) — (0.23)
Net realized gains — — (1.16) — —
Total Distributions (0.22) (0.09) (1.39) — (0.23)
Net Asset Value, End of Period $15.04 $13.96 $12.43 $18.04 $12.83
Total Return (excludes sales charge)(b) 9.42% 13.11% (25.22)% 40.61% 0.15%
Ratios to Average Net Assets:
Net Expenses(c) 1.35% 1.35% 1.35% 1.35% 1.35%
Net Investment Income (Loss) 1.21% 1.55% 1.09% 0.91% 0.47%
Gross Expenses(c) 1.69% 1.65% 1.63% 1.63% 1.63%
Supplemental Data:
Net Assets at end of period (000's) $62,195 $71,343 $64,968 $93,832 $108,115
Portfolio Turnover(d) 45% 54% 68% 64% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class C
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $13.46 $11.98 $17.46 $12.51 $12.71
Investment Activities:
Net investment income (loss)(a) 0.05 0.08 0.05 0.04 (0.03)
Net realized and unrealized gains (losses) 1.09 1.40 (4.26) 4.91 (0.03)
Total from Investment Activities 1.14 1.48 (4.21) 4.95 (0.06)
Distributions to Shareholders from:
Net investment income (0.07) — (0.11) — (0.14)
Net realized gains — — (1.16) — —
Total Distributions (0.07) — (1.27) — (0.14)
Net Asset Value, End of Period $14.53 $13.46 $11.98 $17.46 $12.51
Total Return (excludes contingent deferred sales charge)(b) 8.52% 12.35% (25.84)% 39.57% (0.65)%
Ratios to Average Net Assets:
Net Expenses(c) 2.10% 2.10% 2.10% 2.10% 2.10%
Net Investment Income (Loss) 0.39% 0.64% 0.30% 0.26% (0.28)%
Gross Expenses(c) 2.91% 2.57% 2.49% 2.41% 2.42%
Supplemental Data:
Net Assets at end of period (000's) $1,427 $2,204 $3,283 $4,945 $4,327
Portfolio Turnover(d) 45% 54% 68% 64% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
110
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class I
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $14.09 $12.54 $18.19 $12.94 $13.13
Investment Activities:
Net investment income (loss)(a) 0.26 0.25 0.26 0.25 0.11
Net realized and unrealized gains (losses) 1.11 1.44 (4.46) 5.07 (0.02)
Total from Investment Activities 1.37 1.69 (4.20) 5.32 0.09
Distributions to Shareholders from:
Net investment income (0.28) (0.14) (0.29) (0.07) (0.28)
Net realized gains — — (1.16) — —
Total Distributions (0.28) (0.14) (1.45) (0.07) (0.28)
Net Asset Value, End of Period $15.18 $14.09 $12.54 $18.19 $12.94
Total Return(b) 9.80% 13.62% (24.96)% 41.16% 0.54%
Ratios to Average Net Assets:
Net Expenses(c) 0.95% 0.95% 0.95% 0.95% 0.95%
Net Investment Income (Loss) 1.77% 1.95% 1.56% 1.52% 0.88%
Gross Expenses(c) 1.19% 1.21% 1.16% 1.17% 1.18%
Supplemental Data:
Net Assets at end of period (000's) $2,749,212 $1,909,343 $1,655,788 $2,003,337 $1,014,425
Portfolio Turnover(d) 45% 54% 68% 64% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class R6
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $14.15 $12.59 $18.26 $13.00 $13.19
Investment Activities:
Net investment income (loss)(a) 0.23 0.24 0.25 0.23 0.12
Net realized and unrealized gains (losses) 1.14 1.45 (4.48) 5.09 (0.04)
Total from Investment Activities 1.37 1.69 (4.23) 5.32 0.08
Distributions to Shareholders from:
Net investment income (0.27) (0.13) (0.28) (0.06) (0.27)
Net realized gains — — (1.16) — —
Total Distributions (0.27) (0.13) (1.44) (0.06) (0.27)
Net Asset Value, End of Period $15.25 $14.15 $12.59 $18.26 $13.00
Total Return(b) 9.76% 13.55% (25.02)% 41.06% 0.36%
Ratios to Average Net Assets:
Net Expenses(c) 1.03% 1.03% 1.03% 1.03% 1.06%
Net Investment Income (Loss) 1.60% 1.84% 1.52% 1.43% 0.94%
Gross Expenses(c) 1.03% 1.03% 1.03% 1.03% 1.06%
Supplemental Data:
Net Assets at end of period (000's) $126,582 $121,147 $123,487 $133,486 $73,480
Portfolio Turnover(d) 45% 54% 68% 64% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
112
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class Y
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $14.01 $12.47 $18.10 $12.88 $13.07
Investment Activities:
Net investment income (loss)(a) 0.19 0.23 0.22 0.22 0.10
Net realized and unrealized gains (losses) 1.15 1.43 (4.42) 5.05 (0.03)
Total from Investment Activities 1.34 1.66 (4.20) 5.27 0.07
Distributions to Shareholders from:
Net investment income (0.26) (0.12) (0.27) (0.05) (0.26)
Net realized gains — — (1.16) — —
Total Distributions (0.26) (0.12) (1.43) (0.05) (0.26)
Net Asset Value, End of Period $15.09 $14.01 $12.47 $18.10 $12.88
Total Return(b) 9.64% 13.43% (25.07)% 40.96% 0.41%
Ratios to Average Net Assets:
Net Expenses(c) 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss) 1.31% 1.78% 1.33% 1.35% 0.75%
Gross Expenses(c) 1.15% 1.14% 1.12% 1.13% 1.19%
Supplemental Data:
Net Assets at end of period (000's) $522,111 $794,375 $703,026 $1,099,890 $663,638
Portfolio Turnover(d) 45% 54% 68% 64% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Total Return Bond Fund
Class A
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $8.26 $8.62 $9.84 $9.91 $9.46
Investment Activities:
Net investment income (loss)(a) 0.27 0.20 0.13 0.15 0.20
Net realized and unrealized gains (losses) (0.08)(b) (0.31) (1.15) 0.01 0.50
Total from Investment Activities 0.19 (0.11) (1.02) 0.16 0.70
Distributions to Shareholders from:
Net investment income (0.30) (0.25) (0.20) (0.23) (0.25)
Total Distributions (0.30) (0.25) (0.20) (0.23) (0.25)
Net Asset Value, End of Period $8.15 $8.26 $8.62 $9.84 $9.91
Total Return (excludes sales charge)(c) 2.25% (1.33)% (10.48)% 1.67% 7.57%
Ratios to Average Net Assets:
Net Expenses(d) 0.85% 0.85% 0.85% 0.85% 0.85%
Net Investment Income (Loss) 3.35% 2.32% 1.34% 1.51% 2.03%
Gross Expenses(d) 1.34% 1.27% 1.20% 1.16% 1.11%
Supplemental Data:
Net Assets at end of period (000's) $6,267 $6,955 $7,507 $9,380 $11,472
Portfolio Turnover(e) 142%(f) 59% 55% 79% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(f) Reflects increase trading activity due to a change in portfolio management and asset allocation shift.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
114
See notes to financial statements.
Victory Total Return Bond Fund
Class C
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $8.33 $8.69 $9.92 $9.99 $9.53
Investment Activities:
Net investment income (loss)(a) 0.21 0.13 0.05 0.08 0.12
Net realized and unrealized gains (losses) (0.08)(b) (0.31) (1.15) 0.01 0.52
Total from Investment Activities 0.13 (0.18) (1.10) 0.09 0.64
Distributions to Shareholders from:
Net investment income (0.24) (0.18) (0.13) (0.16) (0.18)
Total Distributions (0.24) (0.18) (0.13) (0.16) (0.18)
Net Asset Value, End of Period $8.22 $8.33 $8.69 $9.92 $9.99
Total Return (excludes contingent deferred sales charge)(c) 1.58% (2.03)% (11.23)% 0.91% 6.76%
Ratios to Average Net Assets:
Net Expenses(d) 1.60% 1.60% 1.60% 1.60% 1.60%
Net Investment Income (Loss) 2.56% 1.54% 0.56% 0.80% 1.27%
Gross Expenses(d) 13.91% 9.74% 5.81% 3.68% 3.54%
Supplemental Data:
Net Assets at end of period (000's) $82 $142 $163 $451 $727
Portfolio Turnover(e) 142%(f) 59% 55% 79% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(f) Reflects increase trading activity due to a change in portfolio management and asset allocation shift.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Total Return Bond Fund
Class R6
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $8.28 $8.64 $9.87 $9.94 $9.48
Investment Activities:
Net investment income (loss)(a) 0.30 0.22 0.15 0.17 0.22
Net realized and unrealized gains (losses) (0.09)(b) (0.31) (1.15) 0.02 0.51
Total from Investment Activities 0.21 (0.09) (1.00) 0.19 0.73
Distributions to Shareholders from:
Net investment income (0.32) (0.27) (0.23) (0.26) (0.27)
Total Distributions (0.32) (0.27) (0.23) (0.26) (0.27)
Net Asset Value, End of Period $8.17 $8.28 $8.64 $9.87 $9.94
Total Return(c) 2.64% (1.06)% (10.30)% 1.93% 7.94%
Ratios to Average Net Assets:
Net Expenses(d) 0.58% 0.58% 0.58% 0.58% 0.58%
Net Investment Income (Loss) 3.63% 2.59% 1.62% 1.73% 2.30%
Gross Expenses(d) 0.66% 0.64% 0.63% 0.61% 0.59%
Supplemental Data:
Net Assets at end of period (000's) $25,190 $26,311 $23,854 $26,970 $25,999
Portfolio Turnover(e) 142%(f) 59% 55% 79% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(f) Reflects increase trading activity due to a change in portfolio management and asset allocation shift.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
116
See notes to financial statements.
Victory Total Return Bond Fund
Class Y
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $8.28 $8.64 $9.87 $9.94 $9.47
Investment Activities:
Net investment income (loss)(a) 0.29 0.22 0.15 0.17 0.22
Net realized and unrealized gains (losses) (0.08)(b) (0.31) (1.15) 0.02 0.52
Total from Investment Activities 0.21 (0.09) (1.00) 0.19 0.74
Distributions to Shareholders from:
Net investment income (0.32) (0.27) (0.23) (0.26) (0.27)
Total Distributions (0.32) (0.27) (0.23) (0.26) (0.27)
Net Asset Value, End of Period $8.17 $8.28 $8.64 $9.87 $9.94
Total Return(c) 2.62% (1.08)% (10.32)% 1.91% 7.92%
Ratios to Average Net Assets:
Net Expenses(d) 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss) 3.59% 2.56% 1.60% 1.74% 2.28%
Gross Expenses(d) 0.72% 0.67% 0.65% 0.64% 0.62%
Supplemental Data:
Net Assets at end of period (000's) $18,906 $29,920 $28,539 $31,032 $33,455
Portfolio Turnover(e) 142%(f) 59% 55% 79% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(f) Reflects increase trading activity due to a change in portfolio management and asset allocation shift.

Notes to Financial Statements
June 30, 2024
Victory Portfolios
117
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following 10 Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
* Effective March 28, 2024, Class R was converted to Class A.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Integrity Discovery Fund* Integrity Discovery Fund A, C, Y, and Member Class
Victory Integrity Mid-Cap Value Fund Integrity Mid-Cap Value Fund A, C, R6, Y, and Member Class
Victory Integrity Small-Cap Value Fund Integrity Small-Cap Value Fund A, C, R, R6, and Y
Victory Integrity Small/Mid-Cap Value Fund Integrity Small/Mid-Cap Value Fund A, R6, Y, and Member Class
Victory Munder Multi-Cap Fund Munder Multi-Cap Fund A, C, and Y
Victory S&P 500 Index Fund S&P 500 Index Fund A, R, and Y
Victory Munder Mid-Cap Core Growth Fund* Munder Mid-Cap Core Growth Fund A, C, R6, and Y
Victory Trivalent International Fund — Core Equity Trivalent International Fund — Core Equity A, I, R6 and Y
Victory Trivalent International Small-Cap Fund Trivalent International Small-Cap Fund A, C, I, R6, and Y
Victory Total Return Bond Fund Total Return Bond Fund A, C, R6, and Y

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
118
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Swap agreements are valued at the mean between the current bid and ask prices. To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Integrity Discovery Fund
Common Stocks ............................................... $ 60,040 $ — $ — $ 60,040
Collateral for Securities Loaned ................................... 1,730 — — 1,730
Total ....................................................... $ 61,770 $ — $ — $ 61,770
Integrity Mid-Cap Value Fund
Common Stocks ............................................... 300,522 — — 300,522
Total ....................................................... $ 300,522 $ — $ — $ 300,522
Integrity Small-Cap Value Fund
Common Stocks ............................................... 1,194,521 — — 1,194,521
Exchange-Traded Funds ......................................... 6,092 — — 6,092
Collateral for Securities Loaned ................................... 7,382 — — 7,382
Total ....................................................... $ 1,207,995 $ — $ — $ 1,207,995
Integrity Small/Mid-Cap Value Fund
Common Stocks ............................................... 299,022 — — 299,022
Total ....................................................... $ 299,022 $ — $ — $ 299,022
Munder Multi-Cap Fund
Common Stocks ............................................... 458,917 — — 458,917
Exchange-Traded Funds ......................................... 6,575 — — 6,575
Total ....................................................... $ 465,492 $ — $ — $ 465,492

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
119
As of June 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market
Level 1 Level 2 Level 3 Total
S&P 500 Index Fund
Common Stocks ............................................... $ 281,890 $ — $ — $ 281,890
Total ....................................................... $ 281,890 $ — $ — $ 281,890
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (1) — — (1)
Total ....................................................... $ (1) $ — $ — $ (1)
Munder Mid-Cap Core Growth Fund
Common Stocks ............................................... 317,453 — — 317,453
Exchange-Traded Funds ......................................... 1,177 — — 1,177
Total ....................................................... $ 318,630 $ — $ — $ 318,630
Trivalent International Fund
—
Core Equity
Common Stocks ............................................... 26,577 189,399 1 215,977
Exchange-Traded Funds ......................................... 1,825 — — 1,825
Collateral for Securities Loaned ................................... 1,625 — — 1,625
Total ....................................................... $ 30,027 $ 189,399 $ 1 $ 219,427
Trivalent International Small-Cap Fund
Common Stocks ............................................... 442,002 2,962,265 — 3,404,267
Exchange-Traded Funds ......................................... 6,861 — — 6,861
Collateral for Securities Loaned ................................... 14,573 — — 14,573
Total ....................................................... $ 463,436 $ 2,962,265 $ — $ 3,425,701
Total Return Bond Fund
Asset-Backed Securities ......................................... — 4,308 — 4,308
Collateralized Mortgage Obligations ................................ — 4,175 — 4,175
Corporate Bonds .............................................. — 13,005 — 13,005
Yankee Dollars ............................................... — 3,122 — 3,122
U.S. Government Agency Mortgages ................................ — 6,279 — 6,279
U.S. Treasury Obligations ........................................ — 18,990 — 18,990
Collateral for Securities Loaned ................................... 191 — — 191
Total ....................................................... $ 191 $ 49,879 $ — $ 50,070
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
120
while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of June 30, 2024, the Funds had no open forward foreign exchange currency contracts.
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year ended June 30, 2024, the S&P 500 Index Fund and the Total Return Bond Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
121
Credit Derivatives:
The Total Return Bond Fund may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities,
(ii) to adjust the Funds’ asset allocations or risk exposures, or (iii) for hedging purposes. The use by the Funds of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Funds to greater volatility than investments in more traditional securities, as described in the Funds’
Statements of Additional Information.
Centrally cleared credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.
The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations.
However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Funds.
The Funds may enter into CDS agreements either as a buyer or seller. The Funds may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.
For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into centrally cleared swaps.
Upon entering into a cleared CDS, the Funds may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the
CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as “marking-to-market.” The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.
The maximum potential amount of future payments (undiscounted) that the Funds as a seller of protection could be required to make under a
CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of year end for which the Funds are the sellers of protection are disclosed on the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Funds for the same referenced entity or entities. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with broker for swap agreements.
The Funds did not hold swap contracts as of June 30, 2024.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for swaps contracts. The Total Return Bond Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management during the period.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2024 (amounts in thousands):
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
Liabilities
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: (1,000)
S&P 500 Index Fund ................................................................................. $ 1

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
122
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2024 (amounts in thousands):
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2024 (amounts in thousands):
Net Realized Gains
(Losses) from
Futures Contracts
Net Realized Gains
(Losses) from Swap
Agreements
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Swap Agreements
Equity Risk Exposure: 190,000 – (8,000) –
S&P 500 Index Fund .............................. $ 318 $ – $ (66) $ –
Total Return Bond Fund ............................ (128) – 58 –
Credit Risk Exposure: – 36,000 – (28,000)
Total Return Bond Fund ............................ – 36 – (28)
Currency Risk Exposure: 44,000 – (28,000) –
Total Return Bond Fund ............................ 44 – (28) –
Interest Rate Risk Exposure: (643,000) – 58,000 –
Total Return Bond Fund ............................ (643) – 58 –

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
123
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Mortgage Dollar Rolls:
The Total Return Bond Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchased with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same. Therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition or the sale and repurchase are determined to involve securities that are not substantially the same. Income is generated as consideration for entering into these transactions and is included in mortgage dollar roll income on the Fund’s
Statement of Operations. For the year ended June 30, 2024, there were no mortgage dollar roll transactions.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
The Trivalent International Small-Cap Fund received European Union (“EU”) reclaims related to prior years. For the year ended June 30, 2024, the Fund recognized $346 thousand related to EU reclaims and $2 thousand in interest and entitlements. These EU reclaims and related interest and entitlements are reflected on the Statements of Operations as a reduction to Foreign tax withholding expense.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2024, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
In-kind Redemptions:
In certain circumstances, the Funds may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-
kind redemption). For financial reporting purposes, a Fund would recognize a gain on the in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; a Fund would recognize a loss if cost exceeds value. Gains and losses realized on the in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (losses)
to paid-in capital.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Integrity Discovery Fund ........................................... $ 1,669 $ — $ 1,730
Integrity Small-Cap Value Fund ....................................... 7,166 — 7,382
Trivalent International Fund
—
Core Equity .............................. 1,530 — 1,625
Trivalent International Small-Cap Fund ................................. 29,408(a) 17,639 14,573
Total Return Bond Fund ............................................ 183 — 191
(a) Includes $1,487 thousand of securities on loan that were sold prior to June 30, 2024.

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
124
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the year ended June 30, 2024, are included in the table below. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in kind redemptions.
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of June 30, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
Excluding U.S. Government
Securities and In-Kind Transactions Associated with In-Kind Transactions
Purchases Sales Purchases Sales
Integrity Discovery Fund ................................... $ 21,912 $ 27,867 $ — $ —
Integrity Mid-Cap Value Fund ................................ 229,969 277,656 — —
Integrity Small-Cap Value Fund ............................... 888,884 1,196,243 — 186,115
Integrity Small/Mid-Cap Value Fund ........................... 239,059 214,805 — —
Munder Multi-Cap Fund .................................... 315,455 348,746 — —
S&P 500 Index Fund ...................................... 9,505 17,510 — —
Munder Mid-Cap Core Growth Fund ........................... 174,340 238,229 — —
Trivalent International Fund - Core Equity ....................... 77,468 79,327 — —
Trivalent International Small-Cap Fund ......................... 1,690,407 1,438,562 — —
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Total Return Bond Fund ........................................... $ 13,181 $ 29,691 $ 68,164 $ 63,112
Integrity Discovery Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Integrity Mid-Cap Value Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.2
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.3
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.3
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Trivalent International Fund — Core Equity
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.1
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20.9
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34.3
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23.5

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
125
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended June 30, 2024, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Sub-Administration
fees.
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.4
Trivalent International Small-Cap Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
* Amount represents less than 0.05% of shares owned.
Total Return Bond Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15.8
Adviser Fee Tier Rates
Flat Rate
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Up to $500 million Over $500 million
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.70%
Up to $300 million Over $300 million
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.90% 0.85%
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80% 0.75%
Up to $1 billion $1 billion -$2 billion Over $2 billion
Munder Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.72% 0.70%
Up to $250 million
$250 million -$500
million Over $500 million
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20% 0.12% 0.07%
Up to $6 billion $6 billion -$8 billion Over $8 billion
Munder Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.70% 0.65%
Up to $1 billion Over $1 billion
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80% 0.75%
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.95% 0.90%
Flat Rate
Total Return Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
126
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios II, in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the year ended June 30,
2024, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
* Rate was in effect until March 28, 2024 at which time Class R was converted into Class A.
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the year ended June 30, 2024, the
Distributor received the following (amounts in thousands) from commissions earned in connection with sales of Class A:
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2024, are reflected on the Statements of Operations as Custodian fees.
Class A Class C Class R
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A N/A
Munder Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A 0.50%
Munder Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Total Return Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Amount
Integrity Discovery Fund ............................................................................... $ 1
Integrity Mid-Cap Value Fund ............................................................................ 3
Integrity Small-Cap Value Fund ........................................................................... 6
Integrity Small/Mid-Cap Value Fund ....................................................................... 3
Munder Multi-Cap Fund ................................................................................ 8
S&P 500 Index Fund .................................................................................. 2
Munder Mid-Cap Core Growth Fund ....................................................................... 2
Trivalent International Fund
—
Core Equity .................................................................. —(a)
Trivalent International Small-Cap Fund ..................................................................... 1
Total Return Bond Fund ................................................................................ —(a)
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
127
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of June 30, 2024, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2024.
For the year ended June 30, 2024, the following recoupment amounts were paid to the Adviser (amounts in thousands)
As of June 30, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended June 30, 2024.
The Funds had adopted a Deferred Compensation Plan (the “Plan”) for their Trustees who received compensation from the Funds. Under the terms of the Plan, a Trustee may have elected to defer all or a portion of their compensation. Amounts deferred were allocated to investment options that were specified in the Plan as selected by the Trustee, among certain Victory Munder Funds, in which their deferred accounts are deemed invested. Deferred compensation liability under the Plan constitutes a general unsecured obligation for the applicable Victory Fund to be paid to the final Trustee participant. For the year ended June 30, 2024, $124 thousand has been deferred and included in the Funds’ Statements of Assets and Liabilities.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
In effect until October 31, 2024
Class A Class C Class I Class R Class R6 Class Y Member Class
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . 1.66% 2.45% N/A N/A N/A 1.44% 1.50%
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . 1.00% 1.75% N/A N/A 0.60% 0.75% 0.85%
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . 1.50% 2.35% N/A 1.75% N/A N/A N/A
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . 1.13% N/A N/A N/A 0.83% 0.88% 0.95%
Munder Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . N/A 2.16% N/A N/A N/A N/A N/A
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . N/A N/A N/A N/A N/A N/A N/A
Munder Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . 1.32% 2.12% N/A N/A N/A N/A N/A
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . 0.95% N/A 0.60% N/A 0.55% 0.70% N/A
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . 1.35% 2.10% 0.95% N/A 1.10% 1.10% N/A
Total Return Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . 0.85% 1.60% N/A N/A 0.58% 0.60% N/A
Amount
Integrity Discovery Fund ............................................................................... $ 3
Trivalent International Small-Cap Fund ..................................................................... 35
Total Return Bond Fund ................................................................................ 3
Expires
2025
Expires
2026
Expires
2027 Total
Integrity Discovery Fund ............................................... $ 26 $ 20 $ 25 $ 71
Integrity Mid-Cap Value Fund ............................................ 785 865 887 2,537
Integrity Small-Cap Value Fund ........................................... 14 11 13 38
Integrity Small/Mid-Cap Value Fund ....................................... 259 283 357 899
Munder Multi-Cap Fund ................................................ 8 7 10 25
Munder Mid-Cap Core Growth Fund ....................................... 1 7 10 18
Trivalent International Fund
—
Core Equity .................................. 941 846 910 2,697
Trivalent International Small-Cap Fund ..................................... 4,875 5,201 6,101 16,177
Total Return Bond Fund ................................................ 73 8 1 1 0 3 2 57

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
128
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Funds. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Interest Rate Risk —  The Total Return Bond Fund is subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default.
Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.
Credit Risk — The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.
Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Sector Focus Risk —  To the extent the Funds focus in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Funds’ investments and could make the Funds’ performance more volatile. For example, the values of companies in the Information Technology sector are particularly vulnerable to economic downturns, short product cycles and aggressive pricing, market competition and changes in government regulation.
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Passive Investment Risk — Each Fund is designed to track its index and is not actively managed. A Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from its index. A Fund does not, therefore, seek returns in excess of its index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by its index. Different types of investment styles, for example passively managed or actively managed, or growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II, and Victory Portfolios III (collectively, the "Victory
Funds Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
129
million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of
Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended June 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended
June 30, 2024, were as follows (amounts in thousands):
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of June 30, 2024, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
Borrower or
Lender
Amount
Outstanding at
June 30, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Trivalent International Small-Cap Fund ................ Borrower $ — $ 33,203 5.87% $ 41,286
Declared Paid
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Munder Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Munder Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Total Return Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
130
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of June 30, 2024, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
Total
Accumulated
Earnings
(Loss) Capital
Integrity Discovery Fund ..................................................................... $ (347) $ 347
Integrity Mid-Cap Value Fund .................................................................. (1,462) 1,462
Integrity Small-Cap Value Fund ................................................................. (57,017) 57,017
Integrity Small/Mid-Cap Value Fund ............................................................. (529) 529
Munder Multi-Cap Fund ...................................................................... (1,601) 1,601
S&P 500 Index Fund ........................................................................ (347) 347
Munder Mid-Cap Core Growth Fund ............................................................. (195) 195
Year Ended June 30, 2024
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Integrity Discovery Fund .................................................... $ 278 $ 604 $ 882
Integrity Mid-Cap Value Fund ................................................. 2,236 8,036 10,272
Integrity Small-Cap Value Fund ................................................ 29,116 116,477 145,593
Integrity Small/Mid-Cap Value Fund ............................................ 3,411 3,725 7,136
Munder Multi-Cap Fund ..................................................... 134 18,596 18,730
S&P 500 Index Fund ....................................................... 2,544 11,734 14,278
Munder Mid-Cap Core Growth Fund ............................................ — 17,395 17,395
Trivalent International Fund
—
Core Equity ....................................... 7,572 — 7,572
Trivalent International Small-Cap Fund .......................................... 62,817 — 62,817
Total Return Bond Fund ..................................................... 2,439 — 2,439
Year Ended June 30, 2023
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Integrity Discovery Fund .................................................... $ 1,673 $ 3,908 $ 5,581
Integrity Mid-Cap Value Fund ................................................. 4,671 12,575 17,246
Integrity Small-Cap Value Fund ................................................ 31,395 151,639 183,034
Integrity Small/Mid-Cap Value Fund ............................................ 2,932 18,038 20,970
Munder Multi-Cap Fund ..................................................... 85 49,518 49,603
S&P 500 Index Fund ....................................................... 2,587 14,135 16,722
Munder Mid-Cap Core Growth Fund ............................................ — 44,091 44,091
Trivalent International Fund
—
Core Equity ....................................... 5,108 — 5,108
Trivalent International Small-Cap Fund .......................................... 28,823 — 28,823
Total Return Bond Fund ..................................................... 1,993 — 1,993

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
131
* Qualified late-year losses are comprised of post-October capital losses incurred after October 31 and certain late-year ordinary losses. Late-
year ordinary losses represent ordinary losses incurred after December 31 and specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund’s next taxable year.
** The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, derivatives, REIT adjustment, amortization and passive foreign investment company adjustments.
As of June 30, 2024, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands).  It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
During the tax year ended June 30, 2024, the following Funds utilized capital loss carryforwards (amounts in thousands):
As of June 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. Stock Split:
Effective December 9, 2022, the Munder Mid-Cap Core Growth Fund underwent a 1-for-9 reverse stock split of the issued and outstanding
Class C shares of the Fund. The reverse stock split was not a taxable event, nor did it have an impact on the Fund’s holdings or performance, and was intended to reduce marketplace confusion and bring greater uniformity to the ratio of capital gains to the NAV across all share classes of the Fund. No changes are contemplated at this time for the other share classes offered by the Fund.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Qualified
Late-Year
Losses*
Unrealized
Appreciation
(Depreciation)**
Total
Accumulated
Earnings
(Loss)
Integrity Discovery Fund $ 1,261 $ 4,457 $ 5,718 $ — $ — $ — $ 6,721 $ 12,439
Integrity Mid-Cap Value
Fund .............. 6,941 31,092 38,033 — — — 32,980 71,013
Integrity Small-Cap Value
Fund .............. 46,395 105,442 151,837 — — — 84,990 236,827
Integrity Small/Mid-Cap
Value Fund ......... 4,527 17,604 22,131 — — — 32,193 54,324
Munder Multi-Cap Fund 10,082 29,172 39,254 — — — 165,939 205,193
S&P 500 Index Fund .. 162 8,568 8,730 — — — 235,302 244,032
Munder Mid-Cap Core
Growth Fund ........ — 19,837 19,837 — — (376) 82,442 101,903
Trivalent International
Fund - Core Equity .... 4,453 — 4,453 (971) (5,350) — 35,240 33,372
Trivalent International
Small-Cap Fund ...... 60,699 — 60,699 (133) (308,945) — 624,625 376,246
Total Return Bond Fund 81 — 81 — (10,727) — (2,374) (13,020)
Short-Term
Amount
Long-Term
Amount Total
Trivalent International Fund
—
Core Equity ................................... $ (5,350) $ — $ (5,350)
Trivalent International Small-Cap Fund ...................................... (258,942) (50,003) (308,945)
Total Return Bond Fund ................................................. (1,674) (9,053) (10,727)
Amount
Trivalent International Fund
—
Core Equity .................................................................. $ (560)
Trivalent International Small-Cap Fund ..................................................................... (5,848)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Integrity Discovery Fund .............................. $ 55,049 $ 11,660 $ (4,939) $ 6,721
Integrity Mid-Cap Value Fund ........................... 267,542 45,006 (12,026) 32,980
Integrity Small-Cap Value Fund .......................... 1,123,005 149,591 (64,601) 84,990
Integrity Small/Mid-Cap Value Fund ...................... 266,829 45,935 (13,742) 32,193
Munder Multi-Cap Fund ............................... 299,553 171,678 (5,739) 165,939
S&P 500 Index Fund ................................. 46,588 238,391 (3,089) 235,302
Munder Mid-Cap Core Growth Fund ...................... 236,188 89,352 (6,910) 82,442
Trivalent International Fund - Core Equity .................. 184,187 47,228 (11,988) 35,240
Trivalent International Small-Cap Fund .................... 2,801,076 768,800 (144,175) 624,625
Total Return Bond Fund ............................... 52,444 206 (2,580) (2,374)

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Victory Integrity Discovery
Fund, Victory Integrity Mid-Cap Value Fund, Victory Integrity Small-Cap Value Fund, Victory Integrity Small/Mid-Cap Value Fund, Victory
Munder Multi-Cap Fund, Victory S&P 500 Index Fund, Victory Munder Mid-Cap Core Growth Fund, Victory Trivalent International Fund-
Core Equity, Victory Trivalent International Small-Cap Fund, and Victory Total Return Bond Fund (the “Funds”), each a series of Victory
Portfolios, as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 23, 2024

Supplemental Information
June 30, 2024
Victory Portfolios
133
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding each Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Funds' Statement of Additional Information on our website or upon request by calling 800-539-3863 (800-235-8396 for Member
Class). Each Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by
August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on vcm.com.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and are available on the SEC’s website at sec.gov.

Victory Portfolios

(Unaudited)
Supplemental Information — continued
June 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended June 30, 2024, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
For the year ended June 30, 2024, the following Funds designated short-term capital gain distributions in the amount of (in thousands):
For the year ended June 30, 2024, the following Funds designated long-term capital gain distributions in the amount of (in thousands):
The following Funds intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on June 30, 2024, were as follow:
Percent
Integrity Discovery Fund ............................................................................. 100%
Integrity Mid-Cap Value Fund .......................................................................... 88%
Integrity Small-Cap Value Fund ......................................................................... 73%
Integrity Small/Mid-Cap Value Fund ..................................................................... 76%
Munder Multi-Cap Fund .............................................................................. 99%
S&P 500 Index Fund ................................................................................ 100%
Amount
Integrity Discovery Fund ............................................................................. $ 73
Integrity Mid-Cap Value Fund .......................................................................... 166
Integrity Small-Cap Value Fund ......................................................................... 13,384
Integrity Small/Mid-Cap Value Fund ..................................................................... 75
Munder Multi-Cap Fund .............................................................................. 1
S&P 500 Index Fund ................................................................................ 38
Amount
Integrity Discovery Fund ............................................................................. $ 877
Integrity Mid-Cap Value Fund .......................................................................... 9,331
Integrity Small-Cap Value Fund ......................................................................... 125,776
Integrity Small/Mid-Cap Value Fund ..................................................................... 4,179
Munder Multi-Cap Fund .............................................................................. 20,198
S&P 500 Index Fund ................................................................................ 12,073
Munder Mid-Cap Core Growth Fund ..................................................................... 18,353
Foreign Source Income Foreign Tax Expense
Trivalent International Fund - Core Equity ......................................... $ 0.24 $ 0.03
Trivalent International Small-Cap Fund ........................................... 0.38 0.04

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VP-MUNDER-AR (6/24)

June 30, 2024
Annual Report: Full Financials
Victory Diversified Stock Fund
Victory Special Value Fund
Victory THB US Small Opportunities Fund
Victory Strategic Allocation Fund
Victory Fund for Income
Victory Investment Grade Convertible Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments
Victory Diversified Stock Fund
3
Victory Special Value Fund
6
Victory THB US Small Opportunities Fund
9
Victory Strategic Allocation Fund
11
Victory Fund for Income
12
Victory Investment Grade Convertible Fund
14
Financial Statements
Statements of Assets and Liabilities
16
Statements of Operations
18
Statements of Changes in Net Assets
20
Financial Highlights
28
Notes to Financial Statements 53
Report of Independent Registered Public Accounting Firm 64
Supplemental Information (Unaudited)
Proxy Voting and Portfolio Holdings Information
65
Additional Federal Income Tax Information
66

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory Diversified Stock Fund
3
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (96.7%)
Communication Services (9.8%):
Alphabet, Inc. , Class C ................................................... 87,406 $ 16,032
Meta Platforms, Inc. , Class A .............................................. 16,225 8,181
Netflix, Inc. (a) ......................................................... 5,569 3,758
T-Mobile US, Inc. ...................................................... 18,724 3,299
31,270
Communications Equipment (0.7%):
Arista Networks, Inc. (a) .................................................. 6,196 2,172
Consumer Discretionary (9.3%):
Amazon.com, Inc. (a) .................................................... 79,626 15,388
Booking Holdings, Inc. ................................................... 453 1,795
D.R. Horton, Inc. ....................................................... 19,465 2,743
General Motors Co. ..................................................... 92,159 4,282
PulteGroup, Inc. ........................................................ 26,278 2,893
Tesla, Inc. (a) .......................................................... 4,629 916
Toll Brothers, Inc. ...................................................... 14,224 1,638
29,655
Consumer Staples (2.3%):
BellRing Brands, Inc. (a) .................................................. 66,940 3,825
Casey's General Stores, Inc. ............................................... 8,639 3,296
7,121
Electronic Equipment, Instruments & Components (3.3%):
Badger Meter, Inc. ...................................................... 9,315 1,736
Fabrinet (a) ............................................................ 18,082 4,426
OSI Systems, Inc. (a) ..................................................... 32,187 4,427
10,589
Energy (4.2%):
Diamondback Energy, Inc. ................................................ 14,329 2,869
EOG Resources, Inc. .................................................... 24,798 3,121
Matador Resources Co. ................................................... 51,532 3,071
Oceaneering International, Inc. (a) ........................................... 127,980 3,028
Schlumberger NV ...................................................... 28,944 1,366
13,455
Financials (14.0%):
Affiliated Managers Group, Inc. ............................................ 11,858 1,853
Ameriprise Financial, Inc. ................................................. 9,510 4,063
Axos Financial, Inc. (a) ................................................... 29,444 1,683
Chubb Ltd. ........................................................... 10,919 2,785
Corebridge Financial, Inc. ................................................. 61,085 1,779
First Citizens Bancshares, Inc. , Class A ....................................... 1,089 1,833
Fiserv, Inc. (a) .......................................................... 19,835 2,956
Interactive Brokers Group, Inc. ............................................. 29,098 3,567
JPMorgan Chase & Co. .................................................. 22,783 4,608
LPL Financial Holdings, Inc. ............................................... 10,302 2,877
NU Holdings Ltd. , Class A (a) .............................................. 254,977 3,287
Pagseguro Digital Ltd. , Class A (a) ........................................... 151,409 1,770
Skyward Specialty Insurance Group, Inc. (a) .................................... 29,686 1,074
The Bancorp, Inc. (a) ..................................................... 70,678 2,669
Visa, Inc. , Class A ...................................................... 18,560 4,871
W.R. Berkley Corp. ..................................................... 35,160 2,763
44,438
Health Care (15.7%):
Addus HomeCare Corp. (a) ................................................ 17,471 2,029
Amphastar Pharmaceuticals, Inc. (a) .......................................... 63,769 2,551
Cencora, Inc. .......................................................... 8,439 1,901
Elevance Health, Inc. .................................................... 7,656 4,148

Victory Portfolios
Victory Diversified Stock Fund
4
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Eli Lilly & Co. ......................................................... 9,706 $ 8,788
HCA Healthcare, Inc. .................................................... 13,042 4,190
ICON PLC (a) ......................................................... 14,314 4,487
McKesson Corp. ....................................................... 3,307 1,931
Medpace Holdings, Inc. (a) ................................................ 7,288 3,002
Novo Nordisk A/S , ADR .................................................. 28,229 4,029
ResMed, Inc. .......................................................... 7,812 1,495
Stryker Corp. .......................................................... 8,873 3,019
The Cigna Group ....................................................... 9,063 2,996
The Ensign Group, Inc. ................................................... 14,983 1,853
Vertex Pharmaceuticals, Inc. (a) ............................................. 7,509 3,520
49,939
Industrials (6.7%):
Allison Transmission Holdings, Inc. ......................................... 24,271 1,842
Comfort Systems USA, Inc. ............................................... 6,827 2,076
EMCOR Group, Inc. .................................................... 5,796 2,116
GXO Logistics, Inc. (a) ................................................... 30,986 1,565
Huron Consulting Group, Inc. (a) ............................................ 20,608 2,030
Parsons Corp. (a) ....................................................... 37,637 3,079
Saia, Inc. (a) ........................................................... 3,171 1,504
Textron, Inc. .......................................................... 34,777 2,986
Verra Mobility Corp. (a) .................................................. 72,036 1,959
Westinghouse Air Brake Technologies Corp. .................................... 13,020 2,058
21,215
Materials (0.4%):
Summit Materials, Inc. , Class A (a) .......................................... 37,834 1,385
Real Estate (1.4%):
Digital Realty Trust, Inc. .................................................. 12,845 1,953
VICI Properties, Inc. .................................................... 84,592 2,423
4,376
Semiconductors & Semiconductor Equipment (11.0%):
Axcelis Technologies, Inc. (a) .............................................. 12,497 1,777
Broadcom, Inc. ........................................................ 3,167 5,085
Microchip Technology, Inc. ................................................ 33,669 3,081
NVIDIA Corp. ......................................................... 170,690 21,087
ON Semiconductor Corp. (a) ............................................... 35,819 2,455
Photronics, Inc. (a) ...................................................... 59,693 1,472
34,957
Software (12.0%):
Adobe, Inc. (a) ......................................................... 3,943 2,190
Cadence Design Systems, Inc. (a) ............................................ 15,229 4,687
Clear Secure, Inc. , Class A ................................................ 234,878 4,395
Microsoft Corp. ........................................................ 52,006 23,244
Nice Ltd. , ADR (a) ...................................................... 21,640 3,721
38,237
Technology Hardware, Storage & Peripherals (5.9%):
Apple, Inc. ........................................................... 89,292 18,807
Total Common Stocks (Cost $195,170)
a
a
a
307,616

Victory Portfolios
Victory Diversified Stock Fund
5
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Exchange-Traded Funds (2.5%)
SPDR S&P 500 ETF Trust ................................................ 14,661 $ 7,979
Total Exchange-Traded Funds (Cost $6,587)
a
a
a
7,979
Total Investments (Cost $201,757) — 99.2% 315,595
Other assets in excess of liabilities — 0.8% 2,606
NET ASSETS - 100.00% $ 318,201
At June 30, 2024, the Fund's investments in foreign securities were 7.7% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory Special Value Fund
6
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (96.6%)
Communication Services (9.9%):
Alphabet, Inc., Class C ................................................... 11,779 $ 2,160
Meta Platforms, Inc., Class A .............................................. 2,173 1,096
Netflix, Inc.(a) ......................................................... 746 503
T-Mobile US, Inc. ...................................................... 2,535 447
4,206
Communications Equipment (0.7%):
Arista Networks, Inc.(a) .................................................. 827 290
Consumer Discretionary (9.5%):
Amazon.com, Inc.(a) .................................................... 10,939 2,114
Booking Holdings, Inc. ................................................... 60 237
D.R. Horton, Inc. ....................................................... 2,612 368
General Motors Co. ..................................................... 12,285 571
PulteGroup, Inc. ........................................................ 3,534 389
Tesla, Inc.(a) .......................................................... 616 122
Toll Brothers, Inc. ...................................................... 2,005 231
4,032
Consumer Staples (2.2%):
BellRing Brands, Inc.(a) .................................................. 8,952 512
Casey's General Stores, Inc. ............................................... 1,148 438
950
Electronic Equipment, Instruments & Components (3.4%):
Badger Meter, Inc. ...................................................... 1,262 235
Fabrinet(a) ............................................................ 2,411 591
OSI Systems, Inc.(a) ..................................................... 4,291 590
1,416
Energy (4.3%):
Diamondback Energy, Inc. ................................................ 1,968 394
EOG Resources, Inc. .................................................... 3,276 412
Matador Resources Co. ................................................... 6,808 406
Oceaneering International, Inc.(a) ........................................... 17,210 407
Schlumberger NV ...................................................... 3,904 184
1,803
Financials (14.1%):
Affiliated Managers Group, Inc. ............................................ 1,607 251
Ameriprise Financial, Inc. ................................................. 1,266 541
Axos Financial, Inc.(a) ................................................... 3,925 224
Chubb Ltd. ........................................................... 1,447 369
Corebridge Financial, Inc. ................................................. 8,270 241
First Citizens Bancshares, Inc., Class A ....................................... 146 246
Fiserv, Inc.(a) .......................................................... 2,653 396
Interactive Brokers Group, Inc. ............................................. 3,933 482
JPMorgan Chase & Co. .................................................. 3,047 616
LPL Financial Holdings, Inc. ............................................... 1,367 382
NU Holdings Ltd., Class A(a) .............................................. 33,995 438
Pagseguro Digital Ltd., Class A(a) ........................................... 20,359 238
Skyward Specialty Insurance Group, Inc.(a) .................................... 4,184 151
The Bancorp, Inc.(a) ..................................................... 9,484 358
Visa, Inc., Class A ...................................................... 2,479 651
W.R. Berkley Corp. ..................................................... 4,662 366
5,950
Health Care (15.8%):
Addus HomeCare Corp.(a) ................................................ 2,463 286
Amphastar Pharmaceuticals, Inc.(a) .......................................... 8,412 336
Cencora, Inc. .......................................................... 1,144 258
Elevance Health, Inc. .................................................... 1,028 557

Victory Portfolios
Victory Special Value Fund
7
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Eli Lilly & Co. ......................................................... 1,281 $ 1,160
HCA Healthcare, Inc. .................................................... 1,737 558
ICON PLC(a) ......................................................... 1,910 599
McKesson Corp. ....................................................... 448 262
Medpace Holdings, Inc.(a) ................................................ 975 401
Novo Nordisk A/S, ADR .................................................. 3,726 532
ResMed, Inc. .......................................................... 1,076 206
Stryker Corp. .......................................................... 1,181 402
The Cigna Group ....................................................... 1,210 400
The Ensign Group, Inc. ................................................... 2,058 255
Vertex Pharmaceuticals, Inc.(a) ............................................. 1,006 471
6,683
Industrials (6.7%):
Allison Transmission Holdings, Inc. ......................................... 3,204 243
Comfort Systems USA, Inc. ............................................... 910 277
EMCOR Group, Inc. .................................................... 773 282
GXO Logistics, Inc.(a) ................................................... 4,107 207
Huron Consulting Group, Inc.(a) ............................................ 2,747 271
Parsons Corp.(a) ....................................................... 5,044 413
Saia, Inc.(a) ........................................................... 436 207
Textron, Inc. .......................................................... 4,660 400
Verra Mobility Corp.(a) .................................................. 9,719 264
Westinghouse Air Brake Technologies Corp. .................................... 1,736 274
2,838
Materials (0.4%):
Summit Materials, Inc., Class A(a) .......................................... 4,997 183
Real Estate (1.4%):
Digital Realty Trust, Inc. .................................................. 1,712 261
VICI Properties, Inc. .................................................... 11,183 320
581
Semiconductors & Semiconductor Equipment (11.1%):
Axcelis Technologies, Inc.(a) .............................................. 1,677 238
Broadcom, Inc. ........................................................ 418 671
Microchip Technology, Inc. ................................................ 4,516 413
NVIDIA Corp. ......................................................... 22,970 2,838
ON Semiconductor Corp.(a) ............................................... 4,778 328
Photronics, Inc.(a) ...................................................... 7,944 196
4,684
Software (12.1%):
Adobe, Inc.(a) ......................................................... 522 290
Cadence Design Systems, Inc.(a) ............................................ 2,034 626
Clear Secure, Inc., Class A ................................................ 31,509 589
Microsoft Corp. ........................................................ 6,987 3,123
Nice Ltd., ADR(a) ...................................................... 2,907 500
5,128
Technology Hardware, Storage & Peripherals (5.0%):
Apple, Inc. ........................................................... 10,084 2,124
Total Common Stocks (Cost $25,473)
a
a
a
40,868
Exchange-Traded Funds (2.8%)
SPDR S&P 500 ETF Trust ................................................ 1,420 773

Victory Portfolios
Victory Special Value Fund
8
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Technology Select Sector SPDR Fund ........................................ 1,781 $ 403
Total Exchange-Traded Funds (Cost $1,098)
a
a
a
1,176
Total Investments (Cost $26,571) — 99.4% 42,044
Other assets in excess of liabilities — 0.6% 275
NET ASSETS - 100.00% $ 42,319
At June 30, 2024, the Fund's investments in foreign securities were 7.7% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory THB US Small Opportunities Fund
9
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.5%)
Consumer Discretionary (16.8%):
Acushnet Holdings Corp. ................................................. 4,320 $ 274
Atmus Filtration Technologies, Inc. (a) ........................................ 11,220 323
Brunswick Corp. ....................................................... 3,800 276
Century Communities, Inc. ................................................ 1,440 118
Gentherm, Inc. (a) ....................................................... 3,790 187
Installed Building Products, Inc. ............................................ 1,070 220
Latham Group, Inc. (a) ................................................... 87,055 264
M/I Homes, Inc. (a) ...................................................... 1,495 183
Sonos, Inc. (a) ......................................................... 17,880 264
Thor Industries, Inc. ..................................................... 2,430 227
Tri Pointe Homes, Inc. (a) ................................................. 6,700 249
2,585
Consumer Staples (0.7%):
WD-40 Co. ........................................................... 510 112
Energy (8.9%):
Cactus, Inc. , Class A ..................................................... 4,360 230
Dorian LPG Ltd. ....................................................... 1,790 75
Dril-Quip, Inc. (a) ....................................................... 12,720 237
Expro Group Holdings NV (a) .............................................. 16,916 388
Oceaneering International, Inc. (a) ........................................... 7,710 182
RPC, Inc. ............................................................ 39,990 250
1,362
Financials (12.5%):
Brightsphere Investment Group, Inc. ......................................... 18,311 406
EVERTEC, Inc. ........................................................ 9,010 300
First Busey Corp. ....................................................... 12,131 294
Home Bancshares, Inc. ................................................... 10,520 252
Houlihan Lokey, Inc. .................................................... 1,380 186
OFG Bancorp ......................................................... 4,500 168
Stifel Financial Corp. .................................................... 3,800 320
1,926
Health Care (17.3%):
CorVel Corp. (a) ........................................................ 1,457 371
Definitive Healthcare Corp. (a) .............................................. 24,346 133
Halozyme Therapeutics, Inc. (a) ............................................. 7,823 410
Integer Holdings Corp. (a) ................................................. 2,100 243
Merit Medical Systems, Inc. (a) ............................................. 2,260 194
Neogen Corp. (a) ....................................................... 20,180 315
STAAR Surgical Co. (a) .................................................. 6,614 315
UFP Technologies, Inc. (a) ................................................. 1,350 356
Vericel Corp. (a) ........................................................ 6,810 312
2,649
Industrials (20.1%):
AAON, Inc. ........................................................... 3,970 346
Boise Cascade Co. ...................................................... 1,710 204
Casella Waste Systems, Inc. (a) ............................................. 1,590 158
ESCO Technologies, Inc. ................................................. 2,450 257
GMS, Inc. (a) .......................................................... 2,304 186
Hub Group, Inc. , Class A ................................................. 3,260 140
Landstar System, Inc. .................................................... 1,650 304
RBC Bearings, Inc. (a) ................................................... 970 262
Rush Enterprises, Inc. , Class A ............................................. 2,810 118
SPX Technologies, Inc. (a) ................................................. 2,300 327
Standex International Corp. ................................................ 1,330 214
Sterling Infrastructure, Inc. (a) .............................................. 1,110 131
The AZEK Co., Inc. (a) ................................................... 3,270 138

Victory Portfolios
Victory THB US Small Opportunities Fund
10
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
UFP Industries, Inc. ..................................................... 2,650 $ 297
3,082
Information Technology (18.6%):
Advanced Energy Industries, Inc. ........................................... 3,340 363
Ambarella, Inc. (a) ...................................................... 3,560 192
Badger Meter, Inc. ...................................................... 1,700 317
Diodes, Inc. (a) ......................................................... 3,910 281
ePlus, Inc. (a) .......................................................... 4,782 353
Fabrinet (a) ............................................................ 1,020 250
FormFactor, Inc. (a) ..................................................... 6,710 406
Insight Enterprises, Inc. (a) ................................................ 1,740 345
Kulicke & Soffa Industries, Inc. ............................................. 3,560 175
Photronics, Inc. (a) ...................................................... 4,380 108
Progress Software Corp. .................................................. 1,200 65
2,855
Materials (4.6%):
Balchem Corp. ......................................................... 1,534 236
H.B. Fuller Co. ........................................................ 2,330 179
Hawkins, Inc. ......................................................... 1,040 95
NewMarket Corp. ...................................................... 390 201
711
Total Common Stocks (Cost $13,483)
a
a
a
15,282
Total Investments (Cost $13,483) — 99.5% 15,282
Other assets in excess of liabilities — 0.5% 82
NET ASSETS - 100.00% $ 15,364
At June 30, 2024, the Fund's investments in foreign securities were 5.8% of net assets.
(a) Non-income producing security.

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory Strategic Allocation Fund
11
See notes to financial statements.
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (6.8%)
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 39,640 $ 1,801
Total Affiliated Exchange-Traded Funds (Cost $1,006)
a
a
a
1,801
Affiliated Mutual Funds (93.0%)
Victory Global Energy Transition Fund, Class Y ................................. 30,666 950
Victory Integrity Discovery Fund, Class Y ..................................... 19,178 867
Victory Investment Grade Convertible Fund, Class I .............................. 89,347 1,533
Victory Market Neutral Income Fund, Class I ................................... 48,245 409
Victory RS Global Fund, Class Y ............................................ 343,389 7,956
Victory RS Partners Fund, Class Y ........................................... 33,145 972
Victory Sophus Emerging Markets Fund, Class R6 ............................... 120,988 2,518
Victory Total Return Bond Fund, Class R6 ..................................... 975,637 7,971
Victory Trivalent International Small-Cap Fund, Class I ........................... 109,929 1,669
Total Affiliated Mutual Funds (Cost $21,075)
a
a
a
24,845
Total Investments (Cost $22,081) — 99.8% 26,646
Other assets in excess of liabilities — 0.2% 63
NET ASSETS - 100.00% $ 26,709
At June 30, 2024, the foreign securities held by the underlying Funds were 49.0% of net assets.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory Fund for Income
12
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Collateralized Mortgage Obligations (2.9%)
Agency CMO Other (2.9%):
Government National Mortgage Association ....................................
Series 2001-10 , Class PE , 6 .50% , 3/16/31 , Callable 7/16/24 @ 100 ............... $ 57 $ 57
Series 2005-74 , Class HB , 7 .50% , 9/16/35 ................................. 2 2
Series 2005-74 , Class HC , 7 .50% , 9/16/35 ................................. 21 21
Series 2011-166 , Class NT , 7 .73% , 11/20/31 (a) .............................. 353 360
Series 2012-106 , Class JM , 7 .33% , 10/20/34 (a) ............................. 271 284
Series 2012-30 , Class WB , 6 .93% , 11/20/39 (a) .............................. 777 803
Series 2013-190 , Class KT , 8 .25% , 9/20/30 (a) .............................. 79 82
Series 2013-51 , Class BL , 6 .04% , 4/20/34 (a) ............................... 790 800
Series 2013-64 , Class KY , 6 .58% , 12/20/38 (a) .............................. 386 396
Series 2013-70 , Class KP , 6 .92% , 2/20/39 (a) ............................... 402 412
Series 2014-69 , Class W , 7 .20% , 11/20/34 (a) ............................... 49 51
Series 2014-74 , Class PT , 7 .85% , 5/16/44 (a) ............................... 39 39
Series 2015-77 , Class PT , 7 .13% , 6/20/39 (a) ............................... 141 144
Series 2019-22 , Class PT , 7 .94% , 2/20/49 (a) ............................... 1,998 2,074
Series 2021-1 , Class WT , 7 .83% , 1/20/51 (a) ................................ 2,168 2,253
Series 2023-186 , Class BT , 8 .00% , 9/20/31 ................................ 1,590 1,670
9,448
Total Collateralized Mortgage Obligations (Cost $10,251)
a
a
a
9,448
U.S. Government Agency Mortgages (75.7%)
Single Family Pass-throughs (75.3%):
Government National Mortgage Association
6 .00% , 10/15/24 - 2/20/49 ............................................. 47,459 48,793
8 .00% , 10/15/24 - 4/15/38 ............................................. 13,895 14,469
9 .00% , 4/15/25 - 9/15/30 ............................................. 240 248
7 .13% , 7/15/25 .................................................... 4 4
8 .50% , 7/15/25 - 7/15/32 ............................................. 977 1,017
6 .50% , 8/15/25 - 2/20/41 ............................................. 69,814 71,761
7 .50% , 8/15/25 - 12/20/38 ............................................. 21,595 22,253
7 .00% , 1/20/26 - 5/20/39 ............................................. 45,082 46,780
6 .13% , 6/20/28 - 11/20/28 ............................................. 114 114
6 .28% , 10/20/28 - 9/20/29 ............................................. 273 275
6 .10% , 5/20/29 - 7/20/31 ............................................. 264 268
7 .30% , 4/20/30 - 2/20/31 ............................................. 109 109
6 .49% , 5/20/31 - 3/20/32 ............................................. 477 479
5 .50% , 3/20/32 - 11/15/45 ............................................. 18,273 18,633
4 .50% , 12/15/33 - 5/15/41 ............................................. 6,526 6,364
5 .00% , 1/20/34 - 2/20/42 ............................................. 14,149 14,089
4 .00% , 8/15/41 .................................................... 429 407
246,063
Multi-Family Pass-throughs (0.4%):
Government National Mortgage Association
8 .00% , 1/15/31 - 11/15/33 ............................................. 831 829
7 .75% , 9/15/33 .................................................... 324 324
6 .00% , 4/20/38 .................................................... 49 48
1,201
Total U.S. Government Agency Mortgages (Cost $270,166)
a
a
a
247,264
U.S. Treasury Obligations (20.8%)
U.S. Treasury Bills , 5 .14% , 8/8/24 (b) ......................................... 26,782 26,634
U.S. Treasury Bonds , 7 .63% , 2/15/25 ......................................... 40,766 41,419
Total U.S. Treasury Obligations (Cost $68,173)
a
a
a
68,053

Victory Portfolios
Victory Fund for Income
13
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Investment Companies (0.0%)(c)
BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares , 5 .27% (b) ........... 100,540 $ 101
Total Investment Companies (Cost $101)
a
a
a
101
Total Investments (Cost $348,691) — 99.4% 324,866
Other assets in excess of liabilities — 0.6% 2,118
NET ASSETS - 100.00% $ 326,984
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2024.
(b) Rate represents the effective yield at June 30, 2024.
(c) Amount represents less than 0.05% of net assets.
CMO
—
Collateralized Mortgage Obligations

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory Investment Grade Convertible Fund
14
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Convertible Corporate Bonds (76.7%)
Consumer Discretionary (17.0%):
Booking Holdings, Inc. , 0 .75% , 5/1/25 ........................................ $ 8,595 $ 18,083
Expedia Group, Inc. , 2/15/26 (a) ............................................. 12,228 11,223
Ford Motor Co. , 3/15/26 (a) ................................................ 11,935 12,085
Meritage Homes Corp. , 1 .75% , 5/15/28 (b) ..................................... 2,775 2,784
Winnebago Industries, Inc. , 1 .50% , 4/1/25 ..................................... 755 781
44,956
Financials (18.3%):
Barclays Bank PLC
2/18/25 (a) ........................................................ 2,325 2,489
1 .00% , 2/16/29 .................................................... 10,525 11,116
Blackstone Mortgage Trust, Inc. , 5 .50% , 3/15/27 ................................ 4,105 3,717
Block, Inc. , 0 .13% , 3/1/25 ................................................. 2,050 1,975
Euronet Worldwide, Inc. , 0 .75% , 3/15/49 , Callable 3/20/25 @ 100 (c) .................. 7,997 7,740
Global Payments, Inc. , 1 .50% , 3/1/31 (b) ...................................... 5,782 5,316
HAT Holdings I LLC/HAT Holdings II LLC , 3 .75% , 8/15/28 (b) ...................... 520 645
JPMorgan Chase Financial Co. LLC , 0 .50% , 6/15/27 ............................. 1,760 1,872
New Mountain Finance Corp. , 7 .50% , 10/15/25 , Callable 7/15/25 @ 100 ............... 6,565 6,631
PPL Capital Funding, Inc. , 2 .88% , 3/15/28 ..................................... 6,530 6,263
Prospect Capital Corp. , 6 .38% , 3/1/25 ........................................ 691 688
48,452
Health Care (4.0%):
Dexcom, Inc. , 0 .38% , 5/15/28 .............................................. 1,500 1,465
Envista Holdings Corp. , 1 .75% , 8/15/28 (b) ..................................... 10,900 9,282
10,747
Industrials (9.5%):
Parsons Corp.
0 .25% , 8/15/25 .................................................... 4,000 7,285
2 .63% , 3/1/29 (b) (c) ................................................. 1,880 2,017
Southwest Airlines Co. , 1 .25% , 5/1/25 ........................................ 15,255 15,268
The Middleby Corp. , 1 .00% , 9/1/25 .......................................... 535 572
25,142
Information Technology (5.5%):
Akamai Technologies, Inc. , 0 .13% , 5/1/25 ..................................... 5,399 5,671
ON Semiconductor Corp. , 5/1/27 (a) .......................................... 735 1,026
Vishay Intertechnology, Inc. , 2 .25% , 9/15/30 (b) ................................. 8,240 7,800
14,497
Materials (0.4%):
U.S. Steel Corp. , 5 .00% , 11/1/26 ............................................ 380 1,084
Real Estate (9.4%):
Federal Realty OP LP , 3 .25% , 1/15/29 (b) ...................................... 4,380 4,213
Kite Realty Group LP , 0 .75% , 4/1/27 (b) ....................................... 8,280 8,128
Rexford Industrial Realty LP
4 .38% , 3/15/27 (b) .................................................. 640 630
4 .13% , 3/15/29 (b) .................................................. 1,165 1,139
Ventas Realty LP , 3 .75% , 6/1/26 (c) .......................................... 4,750 4,993
Welltower OP LLC , 2 .75% , 5/15/28 (b) ........................................ 4,920 5,845
24,948
Utilities (12.6%):
Alliant Energy Corp. , 3 .88% , 3/15/26 ........................................ 3,185 3,142
American Water Capital Corp. , 3 .63% , 6/15/26 .................................. 8,060 7,915
CenterPoint Energy, Inc. , 4 .25% , 8/15/26 (b) .................................... 4,245 4,275
CMS Energy Corp. , 3 .38% , 5/1/28 ........................................... 2,455 2,407
Duke Energy Corp. , 4 .13% , 4/15/26 .......................................... 5,140 5,129
Evergy, Inc. , 4 .50% , 12/15/27 (b) ............................................ 2,520 2,544
The Southern Co. , 3 .88% , 12/15/25 .......................................... 5,205 5,315

Victory Portfolios
Victory Investment Grade Convertible Fund
15
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
WEC Energy Group, Inc.
4 .38% , 6/1/27 (b) ................................................... $ 1,310 $ 1,301
4 .38% , 6/1/29 (b) ................................................... 1,310 1,301
33,329
Total Convertible Corporate Bonds (Cost $200,767)
a
a
a
203,155
Shares
Convertible Preferred Stocks (21.4%)
Financials (15.8%):
Apollo Global Management, Inc. , 6 .75% , 7/31/26 ................................ 140,025 9,187
Bank of America Corp. , Series L , 7 .25% (d) .................................... 13,050 15,610
New York Community Capital Trust V , 6 .00% , 11/1/51 ............................ 53,619 1,713
Wells Fargo & Co. , Series L , 7 .50% (d) ........................................ 12,944 15,390
41,900
Materials (0.4%):
Albemarle Corp. , 7 .25% .................................................. 22,050 1,029
Utilities (5.2%):
NextEra Energy, Inc. , 6 .93% , 9/1/25 (c) ....................................... 331,385 13,749
Total Convertible Preferred Stocks (Cost $59,827)
a
a
a
56,678
Collateral for Securities Loaned (5.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (e) ........ 3,352,499 3,353
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (e) ............ 3,352,499 3,353
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (e) ............... 3,352,499 3,352
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (e) . 3,352,499 3,352
Total Collateral for Securities Loaned (Cost $13,410)
a
a
a
13,410
Total Investments (Cost $274,004) — 103.2% 273,243
Liabilities in excess of other assets — (3.2)% (8,538)
NET ASSETS - 100.00% $ 264,705
At June 30, 2024, the Fund's investments in foreign securities were 5.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Zero-coupon bond.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was $57,220
(thousands) and amounted to 21.6% of net assets.
(c) All or a portion of this security is on loan.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Rate disclosed is the daily yield on June 30, 2024.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company

Statements of Assets and Liabilities
June 30, 2024
16
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory Diversified
Stock Fund
Victory Special
Value Fund
Victory THB
US Small
Opportunities Fund
Assets:
Investments, at value (Cost $201,757, $26,571 and $13,483) $ 315,595 $ 42,044 $ 15,282
Cash 2,428 375 87
Receivables:
Interest and dividends 134 17 3
Capital shares issued 7 7 1
Investments sold 1,992 269 96
From Adviser 9 7 6
Prepaid expenses 36 24 15
Total Assets 320,201 42,743 15,490
Liabilities:
Payables:
Investments purchased 1,518 203 94
Capital shares redeemed 207 161 —
Accrued expenses and other payables:
Investment advisory fees 168 26 14
Administration fees 14 2 1
Custodian fees 2 — (a) — (a)
Transfer agent fees 7 1 — (a)
Sub-Transfer agent fees 22 7 1
Compliance fees — (a) — (a) — (a)
Trustees' fees — — (a) — (a)
12b-1 fees 33 6 — (a)
Other accrued expenses 29 18 16
Total Liabilities 2,000 424 126
Commitments and contingencies (Note 5 )
Net Assets:
Capital 189,094 24,092 10,059
Total accumulated earnings (loss) 129,107 18,227 5,305
Net Assets $ 318,201 $ 42,319 $ 15,364
Net Assets:
Class A $ 242,430 $ 26,387 $ 796
Class C 550 1,023 —
Class I 27,087 3,226 14,568
Class R 38,915 11,683 —
Class R6 3,663 — —
Class Y 5,556 — —
Total $ 318,201 $ 42,319 $ 15,364
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 10,937 820 56
Class C 29 41 —
Class I 1,221 98 949
Class R 1,830 397 —
Class R6 165 — —
Class Y 250 — —
Total 14,432 1,356 1,005
Net asset value, offering and redemption price per share:(b)
Class A $ 22 .16 $ 32 .20 $ 14 .13
Class C(c) 18 .96 24 .81 —
Class I 22 .19 33 .07 15 .35
Class R 21 .27 29 .39 —
Class R6 22 .23 — —
Class Y 22 .24 — —
Maximum Sales Charge — Class A 5 .75% 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 23 .51 $ 34 .16 $ 14 .99
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by length of time shares are held.

Statements of Assets and Liabilities
June 30, 2024
17
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory Strategic
Allocation Fund
Victory Fund for
Income
Victory Investment
Grade Convertible
Fund
Assets:
Affiliated investments, at value (Cost $22,081, $— and $—) $ 26,646 $ — $ —
Unaffiliated investments, at value (Cost $—, $348,691 and $274,004) — 324,866 273,243 (a)
Cash 51 — 4,678
Receivables:
Interest and dividends — (b) 2,526 905
Capital shares issued 6 337 79
From Adviser 18 15 3
Prepaid expenses 19 41 21
Total Assets 26,740 327,785 278,929
Liabilities:
Payables:
Collateral received on loaned securities — — 13,410
Capital shares redeemed 3 560 566
Accrued expenses and other payables:
Investment advisory fees 2 134 163
Administration fees 1 15 12
Custodian fees 1 3 2
Transfer agent fees 1 16 6
Sub-Transfer agent fees 4 20 37
Compliance fees — (b) — (b) — (b)
Trustees' fees — (b) — (b) — (b)
12b-1 fees 3 10 2
Other accrued expenses 16 43 26
Total Liabilities 31 801 14,224
Commitments and contingencies (Note 5 )
Net Assets:
Capital 22,053 778,005 265,917
Total accumulated earnings (loss) 4,656 (451,021) (1,212)
Net Assets $ 26,709 $ 326,984 $ 264,705
Net Assets:
Class A $ 15,029 $ 70,457 $ 16,127
Class C 3,254 2,596 —
Class I 8,426 170,896 246,592
Class R — 15,641 —
Class R6 — 14,658 —
Class Y — 50,937 —
Member Class — 1,799 1,986
Total $ 26,709 $ 326,984 $ 264,705
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 789 10,308 941
Class C 174 385 —
Class I 440 25,003 14,373
Class R — 2,285 —
Class R6 — 2,147 —
Class Y — 7,454 —
Member Class — 262 111
Total 1,403 47,844 15,425
Net asset value, offering and redemption price per share:(c)
Class A $ 19 .05 $ 6 .84 $ 17 .14
Class C(d) 18 .66 6 .75 —
Class I 19 .17 6 .83 17 .16
Class R — 6 .84 —
Class R6 — 6 .83 —
Class Y — 6 .83 —
Member Class — 6 .86 17 .89
Maximum Sales Charge — Class A 2 .25% 2 .25% 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 19 .49 $ 7 .00 $ 17 .53
(a) Includes $12,540 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by length of time shares are held.

Statements of Operations
For the Year Ended June 30, 2024
18
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory Diversified
Stock Fund
Victory Special
Value Fund
Victory THB
US Small
Opportunities Fund
Investment Income:
Dividends $ 2,647 $ 378 $ 144
Interest 165 26 11
Securities lending (net of fees) 3 — (a) 7
Foreign tax withholding — — — (a)
Total Income 2,815 404 162
Expenses:
Investment advisory fees 1,889 310 191
Administration fees 161 23 9
Sub-Administration fees 17 17 17
12b-1 fees — Class A 553 59 3
12b-1 fees — Class C 7 9 —
12b-1 fees — Class R 181 64 —
Custodian fees 13 3 2
Transfer agent fees — Class A 31 5 1
Transfer agent fees — Class C — (a) — (a) —
Transfer agent fees — Class I 2 1 1
Transfer agent fees — Class R 7 2 —
Transfer agent fees — Class R6 — (a) — —
Transfer agent fees — Class Y — (a) — (a) —
Sub-Transfer agent fees — Class A 106 19 1
Sub-Transfer agent fees — Class C 1 — (a) —
Sub-Transfer agent fees — Class I 10 2 6
Sub-Transfer agent fees — Class R 18 14 —
Sub-Transfer agent fees — Class R6 — (a) — —
Sub-Transfer agent fees — Class Y 5 1 —
Trustees' fees 18 4 4
Compliance fees 3 — (a) — (a)
Printing fees 31 17 11
Legal and audit fees 21 10 8
State registration and filing fees 93 77 39
Other expenses 14 7 2
Recoupment of prior expenses waived/reimbursed by Adviser — (a) — —
Total Expenses 3,181 644 295
Expenses waived/reimbursed by Adviser (50) (78) (83)
Net Expenses 3,131 566 212
Net Investment Income (Loss) (316) (162) (50)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 29,263 5,036 4,408
Net change in unrealized appreciation/depreciation on investment securities 33,627 3,907 (3,966)
Net realized/unrealized gains (losses) on investments 62,890 8,943 442
Change in net assets resulting from operations $ 62,574 $ 8,781 $ 392
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended June 30, 2024
19
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory Strategic
Allocation Fund
Victory Fund for
Income
Victory Investment
Grade Convertible
Fund
Investment Income:
Dividends from affiliated investments $ 619 $ — $ —
Dividends from unaffiliated investments — 7 3,784
Interest from unaffiliated investments 6 8,549 3,792
Securities lending (net of fees) — — 56
Total Income 625 8,556 7,632
Expenses:
Investment advisory fees 26 1,764 2,132
Administration fees 14 193 157
Sub-Administration fees 13 18 16
12b-1 fees — Class A 34 195 46
12b-1 fees — Class C 31 34 —
12b-1 fees — Class R 4 (a) 37 —
Custodian fees 2 20 12
Transfer agent fees — Class A 6 12 2
Transfer agent fees — Class C — (b) — (b) —
Transfer agent fees — Class I 1 41 22
Transfer agent fees — Class R — (a) (b) 3 —
Transfer agent fees — Class R6 — 1 —
Transfer agent fees — Member Class — 2 4
Sub-Transfer agent fees — Class A 10 57 8
Sub-Transfer agent fees — Class C 4 4 —
Sub-Transfer agent fees — Class I 7 123 187
Sub-Transfer agent fees — Class R — (a) (b) 6 —
Sub-Transfer agent fees — Class R6 — — (b) —
Sub-Transfer agent fees — Class Y — 31 —
Trustees' fees 3 24 20
Compliance fees — (b) 3 3
Printing fees 15 31 26
Legal and audit fees 8 24 23
State registration and filing fees 65 118 67
Line of credit fees — 1 —
Other expenses 6 68 14
Recoupment of prior expenses waived/reimbursed by Adviser — 4 —
Total Expenses 249 2,814 2,739
Expenses waived/reimbursed by Adviser (141) (244) (17)
Net Expenses 108 2,570 2,722
Net Investment Income (Loss) 517 5,986 4,910
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities 338 — —
Net realized gains (losses) from unaffiliated investment securities 4 (669) 21,703
Capital gain distributions received from affiliated investment securities 30 — —
Net change in unrealized appreciation/depreciation on affiliated investment securities 1,748 — —
Net change in unrealized appreciation/depreciation on unaffiliated investment securities — 10,233 (5,475)
Net realized/unrealized gains (losses) on investments 2,120 9,564 16,228
Change in net assets resulting from operations $ 2,637 $ 15,550 $ 21,138
(a) Class R activity is for the period July 1, 2023, to March 28, 2024 (date of conversion to Class A).
(b) Rounds to less than $1 thousand.

20
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Diversified Stock Fund Victory Special Value Fund
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (316) $ 529 $ (162) $ (32)
Net realized gains (losses) 29,263 16,285 5,036 2,213
Net change in unrealized appreciation/depreciation 33,627 35,812 3,907 5,517
Change in net assets resulting from operations 62,574 52,626 8,781 7,698
Distributions to Shareholders:
Class A (20,806) (17,813) (2,052) (2,183)
Class C (77) (133) (104) (101)
Class I (2,365) (2,131) (248) (284)
Class R (3,496) (3,298) (1,251) (1,291)
Class R6 (183) (155) — —
Class Y (479) (394) (94) (100)
Change in net assets resulting from distributions to shareholders (27,406) (23,924) (3,749) (3,959)
Change in net assets resulting from capital transactions 5,088 (6,952) (4,059) (1,221)
Change in net assets 40,256 21,750 973 2,518
Net Assets:
Beginning of period 277,945 256,195 41,346 38,828
End of period $ 318,201 $ 277,945 $ 42,319 $ 41,346

21
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Diversified Stock Fund Victory Special Value Fund
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Capital Transactions:
Class A
Proceeds from shares issued $ 10,606 $ 5,789 $ 2,083 $ 958
Distributions reinvested 19,618 16,626 1,873 1,995
Cost of shares redeemed (25,525) (24,880) (3,390) (4,522)
Total Class A $ 4,699 $ (2,465) $ 566 $ (1,569)
Class C
Proceeds from shares issued $ 90 $ 32 $ 6 $ 29
Distributions reinvested 77 133 104 101
Cost of shares redeemed (590) (896) (86) (75)
Total Class C $ (423) $ (731) $ 24 $ 55
Class I
Proceeds from shares issued $ 2,032 $ 3,550 $ 85 $ 182
Distributions reinvested 2,172 2,049 220 255
Cost of shares redeemed (4,155) (5,941) (393) (557)
Total Class I $ 49 $ (342) $ (88) $ (120)
Class R
Proceeds from shares issued $ 619 $ 737 $ 1,289 $ 1,574
Distributions reinvested 3,407 3,224 1,251 1,291
Cost of shares redeemed (5,106) (8,211) (6,008) (2,713)
Total Class R $ (1,080) $ (4,250) $ (3,468) $ 152
Class R6
Proceeds from shares issued $ 2,232 $ 1,176 $ — $ —
Distributions reinvested 183 155 — —
Cost of shares redeemed (995) (436) — —
Total Class R6 $ 1,420 $ 895 $ — $ —
Class Y
Proceeds from shares issued $ 856 $ 265 $ 63 $ 379
Distributions reinvested 420 341 84 87
Cost of shares redeemed (853) (665) (1,240) (205)
Total Class Y $ 423 $ (59) $ (1,093) $ 261
Change in net assets resulting from capital transactions $ 5,088 $ (6,952) $ (4,059) $ (1,221)

22
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Diversified Stock Fund Victory Special Value Fund
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Share Transactions:
Class A
Issued 528 320 72 36
Reinvested 1,046 952 69 79
Redeemed (1,269) (1,357) (117) (171)
Total Class A 305 (85) 24 (56)
Class C
Issued 5 2 —(a) 2
Reinvested 5 9 5 5
Redeemed (34) (55) (4) (4)
Total Class C (24) (44) 1 3
Class I
Issued 100 189 3 7
Reinvested 116 117 8 10
Redeemed (206) (324) (13) (21)
Total Class I 10 (18) (2) (4)
Class R
Issued 32 41 48 64
Reinvested 189 191 50 55
Redeemed (263) (459) (220) (110)
Total Class R (42) (227) (122) 9
Class R6
Issued 110 64 — —
Reinvested 10 9 — —
Redeemed (52) (24) — —
Total Class R6 68 49 — —
Class Y
Issued 43 15 2 14
Reinvested 22 19 3 3
Redeemed (42) (36) (39) (8)
Total Class Y 23 (2) (34) 9
Change in Shares 340 (327) (133) (39)
(a) Rounds to less than 1 thousand shares.

23
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory THB US Small
Opportunities Fund Victory Strategic Allocation Fund
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (50) $ (80) $ 517 $ 457
Net realized gains (losses) 4,408 8,864 372 63
Net change in unrealized appreciation/depreciation (3,966) 289 1,748 1,629
Change in net assets resulting from operations 392 9,073 2,637 2,149
Distributions to Shareholders:
Class A (238) (80) (411) (607)
Class C — — (77) (92)
Class I (3,174) (3,220) (258) (370)
Class R — — (30)(a) (46)
Change in net assets resulting from distributions to shareholders (3,412) (3,300) (776) (1,115)
Change in net assets resulting from capital transactions (402) (58,263) (526) (294)
Change in net assets (3,422) (52,490) 1,335 740
Net Assets:
Beginning of period 18,786 71,276 25,374 24,634
End of period $ 15,364 $ 18,786 $ 26,709 $ 25,374
(a) Class R activity is for the period July 1, 2023, to March 28, 2024 (date of conversion to Class A).

24
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory THB US Small
Opportunities Fund Victory Strategic Allocation Fund
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Capital Transactions:
Class A
Proceeds from shares issued $ 14 $ 58 $ 1,550 $ 1,647
Distributions reinvested 237 80 403 588
Cost of shares redeemed (522) (129) (2,448) (3,037)
Converted from Class R — — 1,203 —
Total Class A $ (271) $ 9 $ 708 $ (802)
Class C
Proceeds from shares issued $ — $ — $ 852 $ 1,176
Distributions reinvested — — 77 92
Cost of shares redeemed — — (733) (524)
Total Class C $ — $ — $ 196 $ 744
Class I
Proceeds from shares issued $ 463 $ 9,233 $ 809 $ 1,170
Distributions reinvested 1,680 2,711 255 366
Cost of shares redeemed (2,274) (70,216) (1,278) (1,812)
Total Class I $ (131) $ (58,272) $ (214) $ (276)
Class R
Proceeds from shares issued $ — $ — $ 20(a) $ 80
Distributions reinvested — — 30(a) 42
Cost of shares redeemed — — (63)(a) (82)
Converted into Class A — — (1,203) —
Total Class R $ — $ — $ (1,216) $ 40
Change in net assets resulting from capital transactions $ (402) $ (58,263) $ (526) $ (294)
Share Transactions:
Class A
Issued 1 3 86 97
Reinvested 18 5 22 35
Redeemed (36) (7) (135) (176)
Converted from Class R — — 64 —
Total Class A (17) 1 37 (44)
Class C
Issued — — 49 69
Reinvested — — 4 6
Redeemed — — (41) (31)
Total Class C — — 12 44
Class I
Issued 28 515 45 67
Reinvested 115 147 14 22
Redeemed (139) (3,778) (71) (105)
Total Class I 4 (3,116) (12) (16)
Class R
Issued — — 1(a) 5
Reinvested — — 2(a) 3
Redeemed — — (4)(a) (5)
Converted into Class A — — (64) —
Total Class R — — (65) 3
Change in Shares (13) (3,115) (28) (13)
(a) Class R activity is for the period July 1, 2023, to March 28, 2024 (date of conversion to Class A).

25
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Fund for Income
Victory Investment Grade
Convertible Fund
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 5,986 $ 6,528 $ 4,910 $ 8,103
Net realized gains (losses) (669) (1,657) 21,703 (16,236)
Net change in unrealized appreciation/depreciation 10,233 (7,480) (5,475) 20,280
Change in net assets resulting from operations 15,550 (2,609) 21,138 12,147
Distributions to Shareholders:
Class A (4,117) (4,914) (470) (591)
Class C (155) (261) — —
Class I (10,414) (14,009) (7,349) (12,243)
Class R (771) (854) — —
Class R6 (1,294) (1,376) — —
Class Y (2,474) (2,988) — —
Member Class (75) (73) (47) (48)
Change in net assets resulting from distributions to shareholders (19,300) (24,475) (7,866) (12,882)
Change in net assets resulting from capital transactions (47,908) (113,388) (64,099) (129,726)
Change in net assets (51,658) (140,472) (50,827) (130,461)
Net Assets:
Beginning of period 378,642 519,114 315,532 445,993
End of period $ 326,984 $ 378,642 $ 264,705 $ 315,532

26
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Fund for Income
Victory Investment Grade
Convertible Fund
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Capital Transactions:
Class A
Proceeds from shares issued $ 7,697 $ 15,636 $ 4,627 $ 5,896
Distributions reinvested 3,641 4,404 425 502
Cost of shares redeemed (25,485) (28,578) (7,644) (7,506)
Total Class A $ (14,147) $ (8,538) $ (2,592) $ (1,108)
Class C
Proceeds from shares issued $ 18 $ 387 $ — $ —
Distributions reinvested 153 245 — —
Cost of shares redeemed (1,503) (3,300) — —
Total Class C $ (1,332) $ (2,668) $ — $ —
Class I
Proceeds from shares issued $ 52,435 $ 76,658 $ 57,576 $ 130,384
Distributions reinvested 8,577 11,753 6,947 11,635
Cost of shares redeemed (93,280) (152,196) (126,204) (271,294)
Total Class I $ (32,268) $ (63,785) $ (61,681) $ (129,275)
Class R
Proceeds from shares issued $ 5,113 $ 990 $ — $ —
Distributions reinvested 763 832 — —
Cost of shares redeemed (3,857) (5,056) — —
Total Class R $ 2,019 $ (3,234) $ — $ —
Class R6
Proceeds from shares issued $ 8,693 $ 6,353 $ — $ —
Distributions reinvested 1,280 1,362 — —
Cost of shares redeemed (18,946) (9,574) — —
Total Class R6 $ (8,973) $ (1,859) $ — $ —
Class Y
Proceeds from shares issued $ 26,528 $ 15,908 $ — $ —
Distributions reinvested 2,469 2,982 — —
Cost of shares redeemed (22,647) (52,401) — —
Total Class Y $ 6,350 $ (33,511) $ — $ —
Member Class
Proceeds from shares issued $ 1,226 $ 616 $ 451 $ 883
Distributions reinvested 75 73 47 48
Cost of shares redeemed (858) (482) (324) (274)
Total Member Class $ 443 $ 207 $ 174 $ 657
Change in net assets resulting from capital transactions $ (47,908) $ (113,388) $ (64,099) $ (129,726)

27
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Fund for Income
Victory Investment Grade
Convertible Fund
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Share Transactions:
Class A
Issued 1,122 2,216 279 360
Reinvested 532 626 26 31
Redeemed (3,718) (4,050) (455) (465)
Total Class A (2,064) (1,208) (150) (74)
Class C
Issued 3 55 — —
Reinvested 23 35 — —
Redeemed (222) (474) — —
Total Class C (196) (384) — —
Class I
Issued 7,647 10,800 3,469 7,935
Reinvested 1,255 1,669 417 723
Redeemed (13,604) (21,621) (7,611) (16,708)
Total Class I (4,702) (9,152) (3,725) (8,050)
Class R
Issued 743 139 — —
Reinvested 111 118 — —
Redeemed (562) (718) — —
Total Class R 292 (461) — —
Class R6
Issued 1,269 902 — —
Reinvested 187 194 — —
Redeemed (2,770) (1,356) — —
Total Class R6 (1,314) (260) — —
Class Y
Issued 3,869 2,253 — —
Reinvested 361 423 — —
Redeemed (3,306) (7,383) — —
Total Class Y 924 (4,707) — —
Member Class
Issued 178 86 26 52
Reinvested 11 10 3 3
Redeemed (124) (68) (19) (16)
Total Member Class 65 28 10 39
Change in Shares (6,995) (16,144) (3,865) (8,085)

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory Diversified Stock Fund
Class A
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $19.82 $17.86 $24.89 $17.41 $17.65 $17.90
Investment Activities:
Net investment income (loss)(b) (0.02) 0.04 0.05 —(c) 0.05 0.09
Net realized and unrealized gains (losses) 4.33 3.65 (3.68) 7.95 0.90 1.65
Total from Investment Activities 4.31 3.69 (3.63) 7.95 0.95 1.74
Distributions to Shareholders from:
Net investment income —(c) (0.04) (0.04) (0.01) (0.04) (0.08)
Net realized gains (1.97) (1.69) (3.36) (0.46) (1.15) (1.91)
Total Distributions (1.97) (1.73) (3.40) (0.47) (1.19) (1.99)
Net Asset Value, End of Period $22.16 $19.82 $17.86 $24.89 $17.41 $17.65
Total Return (excludes sales charge)(d)(e) 23.66% 21.98% (17.22)% 46.50% 5.47% 12.27%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.07% 1.07% 1.08% 1.07% 1.09% 1.08%
Net Investment Income (Loss)(f) (0.10)% 0.22% 0.33% 0.00%(h) 0.29% 0.55%
Gross Expenses(f)(g) 1.07% 1.07% 1.08% 1.07% 1.09% 1.08%
Supplemental Data:
Net Assets at end of period (000's) $242,430 $210,774 $191,392 $246,063 $184,217 $204,945
Portfolio Turnover(d)(i) 81% 88% 49% 61% 95% 132%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Amount is less than 0.005%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

29
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Diversified Stock Fund
Class C
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $17.39 $15.97 $22.70 $16.05 $16.46 $16.90
Investment Activities:
Net investment income (loss)(b) (0.18) (0.12) (0.08) (0.18) (0.10) (0.05)
Net realized and unrealized gains (losses) 3.72 3.23 (3.29) 7.29 0.84 1.52
Total from Investment Activities 3.54 3.11 (3.37) 7.11 0.74 1.47
Distributions to Shareholders from:
Net investment income — —(c) — — — —
Net realized gains (1.97) (1.69) (3.36) (0.46) (1.15) (1.91)
Total Distributions (1.97) (1.69) (3.36) (0.46) (1.15) (1.91)
Net Asset Value, End of Period $18.96 $17.39 $15.97 $22.70 $16.05 $16.46
Total Return (excludes contingent deferred sales
charge)(d)(e) 22.45% 20.86% (17.72)% 45.01% 4.53% 11.19%
Ratios to Average Net Assets:
Net Expenses(f)(g) 2.02% 2.02% 2.02% 2.02% 2.05% 2.02%
Net Investment Income (Loss)(f) (1.04)% (0.73)% (0.62)% (0.93)% (0.64)% (0.35)%
Gross Expenses(f)(g) 4.02% 2.85% 2.46% 2.32% 2.14% 2.02%
Supplemental Data:
Net Assets at end of period (000's) $550 $919 $1,545 $2,371 $3,046 $5,909
Portfolio Turnover(d)(h) 81% 88% 49% 61% 95% 132%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory Diversified Stock Fund
Class I
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $19.81 $17.85 $24.88 $17.37 $17.61 $17.87
Investment Activities:
Net investment income (loss)(b) 0.03(c) 0.09 0.08 0.05 0.09 0.13
Net realized and unrealized gains (losses) 4.33 3.64 (3.67) 7.94 0.90 1.65
Total from Investment Activities 4.36 3.73 (3.59) 7.99 0.99 1.78
Distributions to Shareholders from:
Net investment income (0.01) (0.08) (0.08) (0.02) (0.08) (0.13)
Net realized gains (1.97) (1.69) (3.36) (0.46) (1.15) (1.91)
Total Distributions (1.98) (1.77) (3.44) (0.48) (1.23) (2.04)
Net Asset Value, End of Period $22.19 $19.81 $17.85 $24.88 $17.37 $17.61
Total Return(d)(e) 23.90% 22.29% (17.09)% 46.79% 5.81% 12.52%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.83% 0.83% 0.83% 0.83% 0.84% 0.84%
Net Investment Income (Loss)(f) 0.14% 0.47% 0.57% 0.24% 0.56% 0.81%
Gross Expenses(f)(g) 0.86% 0.86% 0.85% 0.85% 0.86% 0.84%
Supplemental Data:
Net Assets at end of period (000's) $27,087 $23,984 $21,933 $27,856 $21,071 $31,619
Portfolio Turnover(d)(h) 81% 88% 49% 61% 95% 132%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

31
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Diversified Stock Fund
Class R
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $19.15 $17.32 $24.25 $17.01 $17.29 $17.58
Investment Activities:
Net investment income (loss)(b) (0.08) (0.01) 0.01 (0.06) —(c) 0.04
Net realized and unrealized gains (losses) 4.17 3.53 (3.57) 7.76 0.88 1.62
Total from Investment Activities 4.09 3.52 (3.56) 7.70 0.88 1.66
Distributions to Shareholders from:
Net investment income — —(c) (0.01) — (0.01) (0.04)
Net realized gains (1.97) (1.69) (3.36) (0.46) (1.15) (1.91)
Total Distributions (1.97) (1.69) (3.37) (0.46) (1.16) (1.95)
Net Asset Value, End of Period $21.27 $19.15 $17.32 $24.25 $17.01 $17.29
Total Return(d)(e) 23.25% 21.67% (17.38)% 46.02% 5.25% 11.90%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.36% 1.36% 1.36% 1.35% 1.37% 1.37%
Net Investment Income (Loss)(f) (0.39)% (0.07)% 0.05% (0.28)% 0.01% 0.26%
Gross Expenses(f)(g) 1.36% 1.36% 1.36% 1.35% 1.37% 1.37%
Supplemental Data:
Net Assets at end of period (000's) $38,915 $35,836 $36,360 $48,980 $39,432 $47,981
Portfolio Turnover(d)(h) 81% 88% 49% 61% 95% 132%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory Diversified Stock Fund
Class R6
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $19.84 $17.87 $24.91 $17.38 $17.62 $17.88
Investment Activities:
Net investment income (loss)(b) 0.04(c) 0.09 0.09 0.06 0.08 0.14
Net realized and unrealized gains (losses) 4.34 3.66 (3.69) 7.95 0.92 1.64
Total from Investment Activities 4.38 3.75 (3.60) 8.01 1.00 1.78
Distributions to Shareholders from:
Net investment income (0.02) (0.09) (0.08) (0.02) (0.09) (0.13)
Net realized gains (1.97) (1.69) (3.36) (0.46) (1.15) (1.91)
Total Distributions (1.99) (1.78) (3.44) (0.48) (1.24) (2.04)
Net Asset Value, End of Period $22.23 $19.84 $17.87 $24.91 $17.38 $17.62
Total Return(d)(e) 23.93% 22.38% (17.08)% 46.89% 5.86% 12.58%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.78% 0.78% 0.78% 0.78% 0.78% 0.78%
Net Investment Income (Loss)(f) 0.19% 0.50% 0.63% 0.29% 0.49% 0.83%
Gross Expenses(f)(g) 1.37% 1.55% 1.36% 1.10% 1.34% 1.24%
Supplemental Data:
Net Assets at end of period (000's) $3,663 $1,927 $863 $4,040 $3,103 $2,313
Portfolio Turnover(d)(h) 81% 88% 49% 61% 95% 132%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

33
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Diversified Stock Fund
Class Y
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $19.86 $17.89 $24.93 $17.41 $17.65 $17.90
Investment Activities:
Net investment income (loss)(b) 0.02(c) 0.08 0.08 0.05 0.09 0.12
Net realized and unrealized gains (losses) 4.34 3.66 (3.69) 7.95 0.90 1.66
Total from Investment Activities 4.36 3.74 (3.61) 8.00 0.99 1.78
Distributions to Shareholders from:
Net investment income (0.01) (0.08) (0.07) (0.02) (0.08) (0.12)
Net realized gains (1.97) (1.69) (3.36) (0.46) (1.15) (1.91)
Total Distributions (1.98) (1.77) (3.43) (0.48) (1.23) (2.03)
Net Asset Value, End of Period $22.24 $19.86 $17.89 $24.93 $17.41 $17.65
Total Return(d)(e) 23.83% 22.26% (17.07)% 46.75% 5.72% 12.53%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.86% 0.86% 0.86% 0.86% 0.86% 0.86%
Net Investment Income (Loss)(f) 0.11% 0.43% 0.55% 0.21% 0.52% 0.76%
Gross Expenses(f)(g) 1.14% 1.09% 0.96% 0.96% 1.31% 1.33%
Supplemental Data:
Net Assets at end of period (000's) $5,556 $4,505 $4,102 $5,029 $3,737 $4,249
Portfolio Turnover(d)(h) 81% 88% 49% 61% 95% 132%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory Special Value Fund
Class A
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $28.63 $26.07 $37.00 $26.23 $25.78 $26.10
Investment Activities:
Net investment income (loss)(b) (0.09) —(c) 0.03 (0.05) 0.04 0.10
Net realized and unrealized gains (losses) 6.31 5.26 (5.24) 11.82 1.29 2.26
Total from Investment Activities 6.22 5.26 (5.21) 11.77 1.33 2.36
Distributions to Shareholders from:
Net investment income — — — —(c) (0.09) (0.03)
Net realized gains (2.65) (2.70) (5.72) (1.00) (0.79) (2.65)
Total Distributions (2.65) (2.70) (5.72) (1.00) (0.88) (2.68)
Net Asset Value, End of Period $32.20 $28.63 $26.07 $37.00 $26.23 $25.78
Total Return (excludes sales charge)(d)(e) 23.40% 21.57% (17.03)% 46.06% 5.15% 11.32%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.30%(h) 1.28%(h) 1.27%(h) 1.23%(h) 1.23%(h) 1.21%
Net Investment Income (Loss)(f) (0.30)% 0.02% 0.13% (0.16)% 0.14% 0.41%
Gross Expenses(f)(g) 1.47% 1.38% 1.37% 1.33% 1.33% 1.31%
Supplemental Data:
Net Assets at end of period (000's) $26,387 $22,780 $22,188 $28,945 $24,302 $27,818
Portfolio Turnover(d)(i) 85% 90% 53% 70% 102% 126%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) During the year, additional fees were voluntarily waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.10% higher.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

35
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Special Value Fund
Class C
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $22.82 $21.46 $31.59 $22.72 $22.54 $23.34
Investment Activities:
Net investment income (loss)(b) (0.26) (0.17) (0.12) (0.28) (0.16) (0.09)
Net realized and unrealized gains (losses) 4.90 4.23 (4.29) 10.15 1.13 1.94
Total from Investment Activities 4.64 4.06 (4.41) 9.87 0.97 1.85
Distributions to Shareholders from:
Net realized gains (2.65) (2.70) (5.72) (1.00) (0.79) (2.65)
Total Distributions (2.65) (2.70) (5.72) (1.00) (0.79) (2.65)
Net Asset Value, End of Period $24.81 $22.82 $21.46 $31.59 $22.72 $22.54
Total Return (excludes contingent deferred sales
charge)(c)(d) 22.43% 20.55% (17.50)% 44.81% 4.26% 10.34%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.10%(g) 2.10%(g) 2.10%(g) 2.10%(g) 2.10%(g) 2.10%
Net Investment Income (Loss)(e) (1.12)% (0.80)% (0.70)% (1.02)% (0.72)% (0.44)%
Gross Expenses(e)(f) 3.53% 3.44% 3.23% 3.53% 2.99% 2.79%
Supplemental Data:
Net Assets at end of period (000's) $1,023 $913 $802 $978 $863 $1,241
Portfolio Turnover(c)(h) 85% 90% 53% 70% 102% 126%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) During the year, additional fees were voluntarily waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.10% higher.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory Special Value Fund
Class I
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $29.27 $26.55 $37.54 $26.59 $26.13 $26.39
Investment Activities:
Net investment income (loss)(b) (0.02) 0.07 0.08 0.01 0.08 0.14
Net realized and unrealized gains (losses) 6.47 5.36 (5.35) 11.99 1.31 2.30
Total from Investment Activities 6.45 5.43 (5.27) 12.00 1.39 2.44
Distributions to Shareholders from:
Net investment income — (0.01) — (0.05) (0.14) (0.05)
Net realized gains (2.65) (2.70) (5.72) (1.00) (0.79) (2.65)
Total Distributions (2.65) (2.71) (5.72) (1.05) (0.93) (2.70)
Net Asset Value, End of Period $33.07 $29.27 $26.55 $37.54 $26.59 $26.13
Total Return(c)(d) 23.73% 21.84% (16.93)% 46.29% 5.35% 11.52%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.05%(g) 1.05%(g) 1.05%(g) 1.05%(g) 1.05%(g) 1.05%
Net Investment Income (Loss)(e) (0.08)% 0.25% 0.35% 0.02% 0.32% 0.58%
Gross Expenses(e)(f) 1.50% 1.48% 1.37% 1.33% 1.31% 1.34%
Supplemental Data:
Net Assets at end of period (000's) $3,226 $2,927 $2,769 $3,861 $3,283 $3,274
Portfolio Turnover(c)(h) 85% 90% 53% 70% 102% 126%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) During the year, additional fees were voluntarily waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.10% higher.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

37
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Special Value Fund
Class R
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $26.44 $24.34 $34.99 $24.93 $24.55 $25.02
Investment Activities:
Net investment income (loss)(b) (0.16) (0.08) (0.04) (0.14) (0.04) 0.03
Net realized and unrealized gains (losses) 5.76 4.88 (4.89) 11.20 1.23 2.15
Total from Investment Activities 5.60 4.80 (4.93) 11.06 1.19 2.18
Distributions to Shareholders from:
Net investment income — — — — (0.02) —
Net realized gains (2.65) (2.70) (5.72) (1.00) (0.79) (2.65)
Total Distributions (2.65) (2.70) (5.72) (1.00) (0.81) (2.65)
Net Asset Value, End of Period $29.39 $26.44 $24.34 $34.99 $24.93 $24.55
Total Return(c)(d) 23.02% 21.19% (17.24)% 45.59% 4.82% 11.03%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.60%(g) 1.60%(g) 1.60%(g) 1.54%(g) 1.54%(g) 1.50%
Net Investment Income (Loss)(e) (0.61)% (0.31)% (0.19)% (0.47)% (0.16)% 0.13%
Gross Expenses(e)(f) 1.70% 1.70% 1.70% 1.64% 1.64% 1.60%
Supplemental Data:
Net Assets at end of period (000's) $11,683 $13,732 $12,401 $16,605 $13,875 $21,084
Portfolio Turnover(c)(h) 85% 90% 53% 70% 102% 126%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) During the year, additional fees were voluntarily waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.10% higher.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory THB US Small Opportunities Fund(a)
Class A
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(b)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $17.42 $16.36 $24.30 $15.55 $15.00 $16.08
Investment Activities:
Net investment income (loss)(c) (0.11) (0.10) (0.08) (0.20) (0.17) (0.14)
Net realized and unrealized gains (losses) 0.40 2.31 (5.46) 8.95 0.81 (0.44)
Total from Investment Activities 0.29 2.21 (5.54) 8.75 0.64 (0.58)
Distributions to Shareholders from:
Net investment income — — (2.30) — (0.09) (0.50)
Net realized gains (3.58) (1.15) (0.10) — — —
Total Distributions (3.58) (1.15) (2.40) — (0.09) (0.50)
Net Asset Value, End of Period $14.13 $17.42 $16.36 $24.30 $15.55 $15.00
Total Return (excludes sales charge)(d)(e) 2.66% 13.51% (24.83)% 56.27% 4.25% (3.34)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.70% 1.70% 1.70% 1.70% 1.70% 1.70%
Net Investment Income (Loss)(f) (0.71)% (0.56)% (0.59)% (1.20)% (1.17)% (0.92)%
Gross Expenses(f)(g) 3.31% 3.01% 2.85% 2.45% 2.45% 2.20%
Supplemental Data:
Net Assets at end of period (000's) $796 $1,271 $1,185 $2,437 $493 $627
Portfolio Turnover(d)(h) 87% 83% 43% 50% 62% 31%
(a) On May 3, 2021, the THB Asset Management Microcap Fund (the “Predecessor Fund”) was reorganized into the Victory THB US Small Opportunities
Fund (the “Victory THB Fund”). Investor Class shares of the Predecessor Fund were exchanged on a tax-free basis for Class A of the Victory THB Fund.
Information presented prior to May 3, 2021, is that of the Predecessor Fund.
(b) The Fund’s fiscal year-end changed from October 31 to June 30.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

39
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory THB US Small Opportunities Fund(a)
Class I
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(b)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $18.53 $17.26 $25.42 $16.20 $15.56 $16.58
Investment Activities:
Net investment income (loss)(c) (0.04) (0.02) (0.02) (0.18) (0.10) (0.08)
Net realized and unrealized gains (losses) 0.44 2.44 (5.74) 9.40 0.83 (0.44)
Total from Investment Activities 0.40 2.42 (5.76) 9.22 0.73 (0.52)
Distributions to Shareholders from:
Net investment income — — (2.30) — (0.09) (0.50)
Net realized gains (3.58) (1.15) (0.10) — — —
Total Distributions (3.58) (1.15) (2.40) — (0.09) (0.50)
Redemption Fees Added to Beneficial Interests — — — —(d) — —
Net Asset Value, End of Period $15.35 $18.53 $17.26 $25.42 $16.20 $15.56
Total Return(e)(f) 3.15% 14.03% (24.61)% 56.98% 4.68% (2.86)%
Ratios to Average Net Assets:
Net Expenses(g)(h) 1.25% 1.25% 1.25% 1.25% 1.25% 1.25%
Net Investment Income (Loss)(g) (0.27)% (0.10)% (0.13)% (0.73)% (0.70)% (0.48)%
Gross Expenses(g)(h) 1.68% 1.40% 1.44% 1.67% 1.98% 1.75%
Supplemental Data:
Net Assets at end of period (000's) $14,568 $17,515 $70,091 $86,947 $50,206 $73,403
Portfolio Turnover(e)(i) 87% 83% 43% 50% 62% 31%
(a) On May 3, 2021, the THB Asset Management Microcap Fund (the “Predecessor Fund”) was reorganized into the Victory THB US Small Opportunities
Fund (the “Victory THB Fund”). Institutional Class shares of the Predecessor Fund were exchanged on a tax-free basis for Class I of the Victory THB
Fund. Information presented prior to May 3, 2021, is that of the Predecessor Fund.
(b) The Fund’s fiscal year-end changed from October 31 to June 30.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Amount is less than $0.005 per share.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
40
See notes to financial statements.
Victory Strategic Allocation Fund
Class A
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $17.74 $17.05 $19.94 $16.48 $16.47 $15.44
Investment Activities:
Net investment income (loss)(b) 0.37 0.32 0.42 0.56 0.23 0.43
Net realized and unrealized gains (losses) 1.49 1.18 (2.88) 3.46 0.41 1.12
Total from Investment Activities 1.86 1.50 (2.46) 4.02 0.64 1.55
Distributions to Shareholders from:
Net investment income (0.37) (0.33) (0.43) (0.56) (0.23) (0.39)
Net realized gains (0.18) (0.48) — — (0.40) (0.13)
Total Distributions (0.55) (0.81) (0.43) (0.56) (0.63) (0.52)
Net Asset Value, End of Period $19.05 $17.74 $17.05 $19.94 $16.48 $16.47
Total Return (excludes sales charge)(c)(d) 10.69% 9.11% (12.57)% 24.51% 3.99% 10.37%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.40% 0.40% 0.40% 0.40% 0.40% 0.40%
Net Investment Income (Loss)(e) 2.02% 1.88% 3.34% 2.92% 1.45% 2.69%
Gross Expenses(e)(f) 0.84% 0.85% 0.82% 0.80% 0.81% 0.77%
Supplemental Data:
Net Assets at end of period (000's) $15,029 $13,335 $13,575 $16,378 $14,364 $15,365
Portfolio Turnover(c)(g) 4% 25% 9% 22% 13% 5%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

41
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Strategic Allocation Fund
Class C
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $17.39 $16.73 $19.56 $16.19 $16.18 $15.19
Investment Activities:
Net investment income (loss)(b) 0.24 0.19 0.32 0.40 0.13 0.30
Net realized and unrealized gains (losses) 1.45 1.16 (2.82) 3.40 0.39 1.10
Total from Investment Activities 1.69 1.35 (2.50) 3.80 0.52 1.40
Distributions to Shareholders from:
Net investment income (0.24) (0.21) (0.33) (0.43) (0.11) (0.28)
Net realized gains (0.18) (0.48) — — (0.40) (0.13)
Total Distributions (0.42) (0.69) (0.33) (0.43) (0.51) (0.41)
Net Asset Value, End of Period $18.66 $17.39 $16.73 $19.56 $16.19 $16.18
Total Return (excludes contingent deferred sales
charge)(c)(d) 9.87% 8.32% (13.01)% 23.57% 3.23% 9.53%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.15% 1.15% 1.15% 1.15% 1.15% 1.15%
Net Investment Income (Loss)(e) 1.33% 1.11% 2.59% 2.10% 0.82% 1.94%
Gross Expenses(e)(f) 1.97% 2.04% 2.02% 2.02% 1.90% 1.72%
Supplemental Data:
Net Assets at end of period (000's) $3,254 $2,823 $1,978 $2,507 $2,009 $3,193
Portfolio Turnover(c)(g) 4% 25% 9% 22% 13% 5%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
42
See notes to financial statements.
Victory Strategic Allocation Fund
Class I
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $17.85 $17.15 $20.06 $16.57 $16.56 $15.52
Investment Activities:
Net investment income (loss)(b) 0.41 0.37 0.45 0.61 0.27 0.46
Net realized and unrealized gains (losses) 1.51 1.18 (2.89) 3.48 0.41 1.13
Total from Investment Activities 1.92 1.55 (2.44) 4.09 0.68 1.59
Distributions to Shareholders from:
Net investment income (0.42) (0.37) (0.47) (0.60) (0.27) (0.42)
Net realized gains (0.18) (0.48) — — (0.40) (0.13)
Total Distributions (0.60) (0.85) (0.47) (0.60) (0.67) (0.55)
Net Asset Value, End of Period $19.17 $17.85 $17.15 $20.06 $16.57 $16.56
Total Return(c)(d) 10.95% 9.38% (12.43)% 24.86% 4.22% 10.63%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.15% 0.15% 0.15% 0.15% 0.15% 0.15%
Net Investment Income (Loss)(e) 2.27% 2.12% 3.59% 3.13% 1.66% 2.90%
Gross Expenses(e)(f) 0.64% 0.64% 0.63% 0.56% 0.59% 0.59%
Supplemental Data:
Net Assets at end of period (000's) $8,426 $8,069 $8,020 $9,283 $7,006 $5,743
Portfolio Turnover(c)(g) 4% 25% 9% 22% 13% 5%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

43
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Fund for Income
Class A
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $6.91 $7.32 $7.92 $8.40 $8.56 $8.56
Investment Activities:
Net investment income (loss)(b) 0.10 0.09 0.03 0.02 0.06 0.18
Net realized and unrealized gains (losses) 0.19 (0.13) (0.38) (0.11) 0.17 0.28
Total from Investment Activities 0.29 (0.04) (0.35) (0.09) 0.23 0.46
Distributions to Shareholders from:
Net investment income (0.36) (0.37) (0.25) (0.39) (0.39) (0.46)
Total Distributions (0.36) (0.37) (0.25) (0.39) (0.39) (0.46)
Net Asset Value, End of Period $6.84 $6.91 $7.32 $7.92 $8.40 $8.56
Total Return (excludes sales charge)(c)(d) 4.24% (0.45)% (4.48)% (1.14)% 2.75% 5.50%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.91% 0.91% 0.91% 0.91% 0.91% 0.92%
Net Investment Income (Loss)(e) 1.52% 1.29% 0.53% 0.25% 0.75% 2.12%
Gross Expenses(e)(f) 0.97% 0.96% 0.95% 0.92% 0.92% 0.94%
Supplemental Data:
Net Assets at end of period (000's) $70,457 $85,445 $99,353 $128,802 $151,236 $136,570
Portfolio Turnover(c)(g) 3% 10% 20% 27% 55% 29%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
44
See notes to financial statements.
Victory Fund for Income
Class C
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $6.83 $7.23 $7.84 $8.31 $8.48 $8.48
Investment Activities:
Net investment income (loss)(b) 0.05 0.03 (0.01) (0.05) —(c) 0.13
Net realized and unrealized gains (losses) 0.18 (0.11) (0.39) (0.10) 0.16 0.26
Total from Investment Activities 0.23 (0.08) (0.40) (0.15) 0.16 0.39
Distributions to Shareholders from:
Net investment income (0.31) (0.32) (0.21) (0.32) (0.33) (0.39)
Total Distributions (0.31) (0.32) (0.21) (0.32) (0.33) (0.39)
Net Asset Value, End of Period $6.75 $6.83 $7.23 $7.84 $8.31 $8.48
Total Return (excludes contingent deferred sales
charge)(d)(e) 3.48% (1.11)% (5.15)% (1.81)% 1.85% 4.72%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.71% 1.71% 1.71% 1.71% 1.71% 1.72%
Net Investment Income (Loss)(f) 0.72% 0.48% (0.27)% (0.62)% (0.01)% 1.53%
Gross Expenses(f)(g) 2.16% 1.94% 1.84% 1.79% 1.74% 1.73%
Supplemental Data:
Net Assets at end of period (000's) $2,596 $3,967 $6,978 $10,066 $20,801 $22,541
Portfolio Turnover(d)(h) 3% 10% 20% 27% 55% 29%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

45
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Fund for Income
Class I
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $6.91 $7.31 $7.92 $8.39 $8.55 $8.55
Investment Activities:
Net investment income (loss)(b) 0.12 0.11 0.04 0.04 0.08 0.16
Net realized and unrealized gains (losses) 0.18 (0.12) (0.39) (0.10) 0.17 0.32
Total from Investment Activities 0.30 (0.01) (0.35) (0.06) 0.25 0.48
Distributions to Shareholders from:
Net investment income (0.38) (0.39) (0.26) (0.41) (0.41) (0.48)
Total Distributions (0.38) (0.39) (0.26) (0.41) (0.41) (0.48)
Net Asset Value, End of Period $6.83 $6.91 $7.31 $7.92 $8.39 $8.55
Total Return(c)(d) 4.52% (0.05)% (4.45)% (0.77)% 3.01% 5.79%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.64% 0.64% 0.64% 0.64% 0.64% 0.64%
Net Investment Income (Loss)(e) 1.79% 1.55% 0.80% 0.48% 0.95% 1.84%
Gross Expenses(e)(f) 0.71% 0.70% 0.68% 0.67% 0.66% 0.65%
Supplemental Data:
Net Assets at end of period (000's) $170,896 $205,132 $284,230 $385,332 $590,749 $447,735
Portfolio Turnover(c)(g) 3% 10% 20% 27% 55% 29%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
46
See notes to financial statements.
Victory Fund for Income
Class R
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $6.92 $7.33 $7.93 $8.40 $8.56 $8.57
Investment Activities:
Net investment income (loss)(b) 0.10 0.09 0.03 0.02 0.06 0.18
Net realized and unrealized gains (losses) 0.18 (0.13) (0.38) (0.10) 0.17 0.27
Total from Investment Activities 0.28 (0.04) (0.35) (0.08) 0.23 0.45
Distributions to Shareholders from:
Net investment income (0.36) (0.37) (0.25) (0.39) (0.39) (0.46)
Total Distributions (0.36) (0.37) (0.25) (0.39) (0.39) (0.46)
Net Asset Value, End of Period $6.84 $6.92 $7.33 $7.93 $8.40 $8.56
Total Return(c)(d) 4.24% (0.45)% (4.48)% (1.03)% 2.74% 5.37%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.91% 0.91% 0.91% 0.91% 0.91% 0.92%
Net Investment Income (Loss)(e) 1.52% 1.28% 0.54% 0.23% 0.76% 2.04%
Gross Expenses(e)(f) 1.02% 1.00% 0.98% 0.93% 0.92% 0.94%
Supplemental Data:
Net Assets at end of period (000's) $15,641 $13,784 $17,973 $23,613 $43,684 $38,596
Portfolio Turnover(c)(g) 3% 10% 20% 27% 55% 29%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

47
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Fund for Income
Class R6
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $6.89 $7.30 $7.91 $8.38 $8.54 $8.55
Investment Activities:
Net investment income (loss)(b) 0.12 0.11 0.04 0.04 0.08 0.17
Net realized and unrealized gains (losses) 0.20 (0.13) (0.39) (0.10) 0.18 0.30
Total from Investment Activities 0.32 (0.02) (0.35) (0.06) 0.26 0.47
Distributions to Shareholders from:
Net investment income (0.38) (0.39) (0.26) (0.41) (0.42) (0.48)
Total Distributions (0.38) (0.39) (0.26) (0.41) (0.42) (0.48)
Net Asset Value, End of Period $6.83 $6.89 $7.30 $7.91 $8.38 $8.54
Total Return(c)(d) 4.84% (0.18)% (4.44)% (0.77)% 3.06% 5.68%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.63% 0.63% 0.63% 0.63% 0.63% 0.63%
Net Investment Income (Loss)(e) 1.80% 1.56% 0.83% 0.46% 0.88% 2.00%
Gross Expenses(e)(f) 0.67% 0.65% 0.63% 0.64% 0.64% 0.66%
Supplemental Data:
Net Assets at end of period (000's) $14,658 $23,861 $27,174 $29,691 $49,009 $15,864
Portfolio Turnover(c)(g) 3% 10% 20% 27% 55% 29%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
48
See notes to financial statements.
Victory Fund for Income
Class Y
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $6.90 $7.31 $7.92 $8.40 $8.56 $8.56
Investment Activities:
Net investment income (loss)(b) 0.12 0.10 0.04 0.03 0.06 0.13
Net realized and unrealized gains (losses) 0.19 (0.12) (0.39) (0.11) 0.19 0.35
Total from Investment Activities 0.31 (0.02) (0.35) (0.08) 0.25 0.48
Distributions to Shareholders from:
Net investment income (0.38) (0.39) (0.26) (0.40) (0.41) (0.48)
Total Distributions (0.38) (0.39) (0.26) (0.40) (0.41) (0.48)
Net Asset Value, End of Period $6.83 $6.90 $7.31 $7.92 $8.40 $8.56
Total Return(c)(d) 4.60% (0.26)% (4.46)% (0.94)% 2.95% 5.72%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.71% 0.71% 0.71% 0.71% 0.71% 0.71%
Net Investment Income (Loss)(e) 1.72% 1.46% 0.72% 0.40% 0.67% 1.48%
Gross Expenses(e)(f) 0.72% 0.74% 0.72% 0.71% 0.74% 0.79%
Supplemental Data:
Net Assets at end of period (000's) $50,937 $45,084 $82,168 $120,588 $186,421 $54,950
Portfolio Turnover(c)(g) 3% 10% 20% 27% 55% 29%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

49
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Fund for Income
Member Class
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
November 3,
2020(b)
through
October 31,
2021
Net Asset Value, Beginning of Period $6.93 $7.34 $7.95 $8.41
Investment Activities:
Net investment income (loss)(c) 0.12 0.10 0.04 0.04
Net realized and unrealized gains (losses) 0.19 (0.12) (0.39) (0.13)
Total from Investment Activities 0.31 (0.02) (0.35) (0.09)
Distributions to Shareholders from:
Net investment income (0.38) (0.39) (0.26) (0.37)
Total Distributions (0.38) (0.39) (0.26) (0.37)
Net Asset Value, End of Period $6.86 $6.93 $7.34 $7.95
Total Return(d)(e) 4.54% (0.29)% (4.49)% (1.08)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.75% 0.75% 0.75% 0.75%
Net Investment Income (Loss)(f) 1.68% 1.45% 0.73% 0.52%
Gross Expenses(f)(g) 2.00% 1.59% 2.85% 4.45%
Supplemental Data:
Net Assets at end of period (000's) $1,799 $1,369 $1,238 $877
Portfolio Turnover(d)(h) 3% 10% 20% 27%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
50
See notes to financial statements.
Victory Investment Grade Convertible Fund
Class A
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $16.35 $16.30 $19.97 $17.31 $17.51 $16.22
Investment Activities:
Net investment income (loss)(b) 0.24 0.28 0.18 0.22 0.27 0.21
Net realized and unrealized gains (losses) 0.97 0.27 (2.07) 3.27 0.47 1.84
Total from Investment Activities 1.21 0.55 (1.89) 3.49 0.74 2.05
Distributions to Shareholders from:
Net investment income (0.42) (0.36) (1.45) (0.83) (0.35) (0.28)
Net realized gains — (0.14) (0.33) — (0.59) (0.48)
Total Distributions (0.42) (0.50) (1.78) (0.83) (0.94) (0.76)
Net Asset Value, End of Period $17.14 $16.35 $16.30 $19.97 $17.31 $17.51
Total Return (excludes sales charge)(c)(d) 7.50% 3.50% (10.32)% 20.62% 4.43% 13.35%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.25% 1.20% 1.22% 1.39% 1.38% 1.49%
Net Investment Income (Loss)(e) 1.47% 1.75% 1.48% 1.12% 1.63% 1.31%
Gross Expenses(e)(f) 1.25% 1.20% 1.22% 1.41% 1.38% 1.49%
Supplemental Data:
Net Assets at end of period (000's) $16,127 $17,827 $18,981 $21,644 $16,571 $16,349
Portfolio Turnover(c)(g) 36% 22% 17% 28% 34% 35%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

51
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Investment Grade Convertible Fund
Class I
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $16.35 $16.29 $19.98 $17.32 $17.50 $16.21
Investment Activities:
Net investment income (loss)(b) 0.29 0.33 0.22 0.31 0.33 0.31
Net realized and unrealized gains (losses) 0.99 0.27 (2.08) 3.27 0.49 1.83
Total from Investment Activities 1.28 0.60 (1.86) 3.58 0.82 2.14
Distributions to Shareholders from:
Net investment income (0.47) (0.40) (1.50) (0.92) (0.41) (0.37)
Net realized gains — (0.14) (0.33) — (0.59) (0.48)
Total Distributions (0.47) (0.54) (1.83) (0.92) (1.00) (0.85)
Net Asset Value, End of Period $17.16 $16.35 $16.29 $19.98 $17.32 $17.50
Total Return(c)(d) 7.92% 3.78% (10.20)% 21.19% 4.91% 13.99%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.94% 0.92% 0.91% 0.93% 0.96% 0.96%
Net Investment Income (Loss)(e) 1.75% 2.01% 1.82% 1.59% 1.98% 1.87%
Gross Expenses(e)(f) 0.94% 0.92% 0.91% 0.93% 0.96% 0.96%
Supplemental Data:
Net Assets at end of period (000's) $246,592 $295,985 $425,954 $403,122 $276,923 $263,981
Portfolio Turnover(c)(g) 36% 22% 17% 28% 34% 35%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
52
See notes to financial statements.
Victory Investment Grade Convertible Fund
Member Class
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
November 3,
2020(b)
through
October 31,
2021
Net Asset Value, Beginning of Period $17.03 $16.95 $20.71 $17.36
Investment Activities:
Net investment income (loss)(c) 0.28 0.32 0.21 0.26
Net realized and unrealized gains (losses) 1.02 0.28 (2.16) 3.31
Total from Investment Activities 1.30 0.60 (1.95) 3.57
Distributions to Shareholders from:
Net investment income (0.44) (0.38) (1.48) (0.22)
Net realized gains — (0.14) (0.33) —
Total Distributions (0.44) (0.52) (1.81) (0.22)
Net Asset Value, End of Period $17.89 $17.03 $16.95 $20.71
Total Return(d)(e) 7.73% 3.62% (10.28)% 20.63%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss)(f) 1.61% 1.89% 1.67% 1.30%
Gross Expenses(f)(g) 1.98% 1.76% 3.79% 9.99%
Supplemental Data:
Net Assets at end of period (000's) $1,986 $1,720 $1,058 $512
Portfolio Turnover(d)(h) 36% 22% 17% 28%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2024
Victory Portfolios
53
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following six Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
* Effective March 28, 2024, Class Y was liquidated.
** Effective March 28, 2024, Class R was converted to Class A.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Strategic Allocation Fund is a “fund of funds” in that it invests in a selection of affiliated mutual funds and exchange-traded funds (“ETFs”)
managed by the Fund’s Adviser, Victory Capital Management Inc., an affiliate of the Fund.
Strategic Allocation Fund may rely on various exemptions contained in the 1940 Act and in exemptive rules or orders thereunder issued by the
Securities and Exchange Commission (“SEC”) that permit funds, subject to certain conditions, to invest in one or more ETFs and certain other types of investment companies in amounts that exceed limits set forth in the 1940 Act that would otherwise be applicable.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including ETFs, and American Depositary Receipts, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Diversified Stock Fund Diversified Stock Fund A, C, I, R, R6, and Y
Victory Special Value Fund* Special Value Fund A, C, I, R
Victory THB US Small Opportunities Fund THB US Small Opportunities Fund A and I
Victory Strategic Allocation Fund** Strategic Allocation Fund A, C, I
Victory Fund for Income Fund for Income A, C, I, R, R6, Y, and Member Class
Victory Investment Grade Convertible Fund Investment Grade Convertible Fund A, I, and Member Class

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
54
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in the underlying affiliated Funds of the Strategic Allocation Fund and other open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day and are typically categorized in Level 1 of the fair value hierarchy.
The underlying affiliated Funds of the Strategic Allocation Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Diversified Stock Fund
Common Stocks ............................................... $ 307,616 $ — $ — $ 307,616
Exchange-Traded Funds ......................................... 7,979 — — 7,979
Total ....................................................... $ 315,595 $ — $ — $ 315,595
Special Value Fund
Common Stocks ............................................... 40,868 — — 40,868
Exchange-Traded Funds ......................................... 1,176 — — 1,176
Total ....................................................... $ 42,044 $ — $ — $ 42,044
THB US Small Opportunities Fund
Common Stocks ............................................... 15,282 — — 15,282
Total ....................................................... $ 15,282 $ — $ — $ 15,282
Strategic Allocation Fund
Affiliated Exchange-Traded Funds .................................. 1,801 — — 1,801
Affiliated Mutual Funds ......................................... 24,845 — — 24,845
Total ....................................................... $ 26,646 $ — $ — $ 26,646
Fund for Income
Collateralized Mortgage Obligations ................................ — 9,448 — 9,448
U.S. Government Agency Mortgages ................................ — 247,264 — 247,264
U.S. Treasury Obligations ........................................ — 68,053 — 68,053
Investment Companies .......................................... 101 — — 101
Total ....................................................... $ 101 $ 324,765 $ — $ 324,866
Investment Grade Convertible Fund
Convertible Corporate Bonds ..................................... — 203,155 — 203,155
Convertible Preferred Stocks ...................................... 55,649 1,029 — 56,678

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
55
As of June 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-
U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by SEC guidelines. The cash collateral is invested in short-
term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds’ Schedules of Portfolio Investments.
The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio
Investments. Collateral requirements are determined daily based on the value of the Funds’ securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities.
Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.
In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
Level 1 Level 2 Level 3 Total
Investment Grade Convertible Fund, continued
Collateral for Securities Loaned ................................... $ 13,410 $ — $ — $ 13,410
Total ....................................................... $ 69,059 $ 204,184 $ — $ 273,243

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
56
The following table (amounts in thousands) is a summary of the Funds’ securities lending transactions as of June 30, 2024:
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2024, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
Redemption Fees:
The Funds do not receive a redemption fee. Prior to acquisition, the Predecessor Fund retained redemption fees of 2.00% on redemptions of fund shares held for less than 30 days.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended June 30, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of June 30, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Investment Grade Convertible Fund .................................... $ 12,540 $ — $ 13,410
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Diversified Stock Fund ............................................ $ 232,558 $ 254,945 $ — $ —
Special Value Fund ............................................... 34,415 42,276 — —
THB US Small Opportunities Fund ................................... 14,403 18,156 — —
Strategic Allocation Fund .......................................... 1,021 1,703 — —
Fund for Income ................................................ — — 8,729 112,107
Investment Grade Convertible Fund ................................... 99,188 156,870 — —
Investment Grade Convertible Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
57
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended June 30, 2024, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Sub-Administration
fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios II, in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service
Adviser Fee Tier Rates
Up to $800 million
$800 million - $2.4
billion Over $2.4 billion
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65% 0.60% 0.55%
Up to $400 million
$400 million - $800
million Over $800 million
Special Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.65% 0.60%
Flat Rate
THB US Small Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.15%
Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10%
Up to $400 million
$400 million - $800
million Over $800 million
Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50% 0.45% 0.40%
Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.65% 0.60%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
58
providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the year ended June 30,
2024, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
* Rate was in effect until March 28, 2024 at which time Class R was converted into Class A.
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the year ended June 30, 2024, the
Distributor received the following (amounts in thousands) from commissions earned in connection with sales of Class A:
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2024, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreements with the Trust. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of June 30, 2024, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreements, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Additionally, the Strategic Allocation Fund the Adviser has contractually agreed to waive its management fee to 0.00%
through at least October 31, 2024.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2024.
Class A Class C Class R
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Special Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
THB US Small Opportunities Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A N/A
Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A N/A
Amount
Diversified Stock Fund ................................................................................. $ 2
Special Value Fund .................................................................................... —(a)
Strategic Allocation Fund ............................................................................... —(a)
Fund for Income ..................................................................................... 2
Investment Grade Convertible Fund ........................................................................ —(a)
(a) Rounds to less than $1 thousand.
In effect until October 31, 2024
Class A Class C Class I Class R Class R6 Class Y Member Class
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . N/A 2.02% 0.83% N/A 0.78% 0.86% N/A
Special Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A 2.20% 1.15% N/A N/A N/A N/A
THB US Small Opportunities Fund . . . . . . . . . . . . . . . . . . . 1.70% N/A 1.25% N/A N/A N/A N/A
Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . 0.40% 1.15% 0.15% N/A N/A N/A N/A
Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.91% 1.71% 0.64% 0.91% 0.63% 0.71% 0.75%
Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . 1.39% N/A N/A N/A N/A N/A 1.10%

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
59
For the year ended June 30, 2024, the following recoupments (amounts in thousands) were paid to the Adviser.
As of June 30, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by October 31, 2024.
** Amount expires by June 30, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. For the year ended June 30, 2024, the
Adviser voluntarily waived the following amounts (in thousands):
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Convertible Securities Risk — Convertible securities rank senior to the issuer’s common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Synthetic convertibles may respond differently to market fluctuations than traditional convertible securities. They are also subject to counterparty risk.
Equity Securities Risk — The Strategic Allocation Fund may invest in underlying affiliated funds that invest in equity securities. The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Investment Company Risk —  The Funds' ability to achieve its investment objective may be directly related to the ability of the Underlying
Funds (including ETFs) held by the Funds to meet their investment objectives. In addition, shareholders of the Funds will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Large-Capitalization Stock Risk — Large-sized companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Large-sized companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions.
For these and other reasons, investments in large-capitalization companies may underperform other stock funds such as funds that focus on the stocks of small- and medium-sized companies.
Amount
Diversified Stock Fund ................................................................................. $ —*
Fund for Income ..................................................................................... 4
* Rounds to less than $1 thousand.
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Diversified Stock Fund ..................................... $ 6 $ 21 $ 40 $ 50 $ 117
Special Value Fund ........................................ 6 14 30 37 87
THB US Small Opportunities Fund ............................ 12 109 125 83 329
Fund for Income ......................................... 64 155 247 244 710
Investment Grade Convertible Fund ............................ 7 15 10 17 49
Amount
Special Value Fund .................................................................................... $ 41

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
60
Small-Capitalization Stock Risk — Small-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Interest Rate Risk —  The Investment Grade Convertible Fund is subject to credit and interest rate risk with respect to fixed income securities.
Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Prepayment Risk — During periods of falling interest rates, mortgage and asset-backed securities, which typically provide the issuer with the right to call or prepay the security prior to maturity, may be called or prepaid, which may result in the Funds having to reinvest the proceeds in other investments at a lower interest rate. As a result, mortgage and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage- or asset-backed security depends on the terms of the instrument and can result in significant volatility. Interest rate levels and other factors may affect the frequency of mortgage prepayments, which in turn can affect the average life of a pool of mortgage-related securities. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II, and Victory Portfolios III (collectively, the "Victory
Funds Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of
Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended June 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The Funds did not utilize or participate in the Facility during the year ended June 30, 2024.

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
61
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of June 30, 2024, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Declared Paid
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Special Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
THB US Small Opportunities Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Total
Accumulated
Earnings
(Loss) Capital
Diversified Stock Fund ....................................................................... $ (651) $ 651
Special Value Fund .......................................................................... (225) 225
THB US Small Opportunities Fund .............................................................. (102) 102
Year Ended June 30, 2024
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Diversified Stock Fund ...................................................... $ 1,764 $ 25,642 $ 27,406
Special Value Fund ......................................................... 111 3,638 3,749
THB US Small Opportunities Fund ............................................. — 3,412 3,412
Strategic Allocation Fund .................................................... 519 257 776
Fund for Income .......................................................... 19,300 — 19,300
Investment Grade Convertible Fund ............................................. 7,866 — 7,866
Year Ended June 30, 2023
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Diversified Stock Fund ...................................................... $ 550 $ 23,374 $ 23,924
Special Value Fund ......................................................... 34 3,925 3,959
THB US Small Opportunities Fund ............................................. — 3,300 3,300
Strategic Allocation Fund .................................................... 460 655 1,115
Fund for Income .......................................................... 24,475 — 24,475
Investment Grade Convertible Fund ............................................. 9,481 3,401 12,882

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
62
As of June 30, 2024, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* Qualified late-year losses are comprised of post-October capital losses incurred after October 31 and certain late-year ordinary losses. Late-
year ordinary losses represent ordinary losses incurred after December 31 and specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund’s next taxable year.
** The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, amortization and accretion, trust preferred, and deemed dividends on Convertible Debt under Sec. 305(c).
As of June 30, 2024, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands).  It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
During the tax year ended June 30, 2024, the following Funds utilized capital loss carryforwards (amounts in thousands):
As of June 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control.  These securities are noted as affiliated on a Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the year ended June 30, 2024, were as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Qualified
Late-Year
Losses*
Unrealized
Appreciation
(Depreciation)**
Total
Accumulated
Earnings
(Loss)
Diversified Stock Fund ...... $ 5,661 $ 9,765 $ 15,426 $ — $ — $ 113,681 $ 129,107
Special Value Fund ......... 1,106 1,670 2,776 — — 15,451 18,227
THB US Small Opportunities
Fund ................... — 3,759 3,759 — (27) 1,573 5,305
Strategic Allocation Fund .... — 184 184 — — 4,472 4,656
Fund for Income .......... 1,612 — 1,612 (416,795) — (35,838) (451,021)
Investment Grade Convertible
Fund ................... 932 — 932 (861) — (1,283) (1,212)
Short-Term
Amount
Long-Term
Amount Total
Fund for Income ...................................................... $ (133,715) $ (283,080) $ (416,795)
Investment Grade Convertible Fund ......................................... (861) — (861)
Amount
Investment Grade Convertible Fund ........................................................................ $ (17,526)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Diversified Stock Fund ................................ $ 201,914 $ 117,478 $ (3,797) $ 113,681
Special Value Fund ................................... 26,593 1,012,783 (997,332) 15,451
THB US Small Opportunities Fund ....................... 13,709 2,236 (663) 1,573
Strategic Allocation Fund .............................. 22,174 5,791 (1,319) 4,472
Fund for Income .................................... 360,704 — (35,838) (35,838)
Investment Grade Convertible Fund ....................... 274,526 15,363 (16,646) (1,283)
Fair Value
6/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
6/30/2024
Dividend
Income
Strategic Allocation Fund
Victory Global Energy Transition
Fund, Class Y .............. $ 1,552 $ 32 $ (551) $ 64 $ — $ (147) $ 950 $ 32

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
63
Fair Value
6/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
6/30/2024
Dividend
Income
Victory Integrity Discovery Fund,
Class Y .................. $ 810 $ 12 $ (53) $ 4 $ 8 $ 94 $ 867 $ 4
Victory Investment Grade
Convertible Fund, Class I ..... 1,421 41 — — — 71 1,533 41
Victory Market Neutral Income
Fund, Class I .............. — 407 — — — 2 409 7
Victory RS Global Fund, Class Y .. 7,224 81 (838) 310 — 1,179 7,956 81
Victory RS Partners Fund, Class Y . 866 49 — — 22 57 972 27
Victory Sophus Emerging Markets
Fund, Class R6 ............. 2,394 64 (185) (68) — 313 2,518 64
Victory Total Return Bond Fund,
Class R6 ................. 7,766 306 — — — (101) 7,971 305
Victory Trivalent International
Small-Cap Fund, Class I ...... 1,520 29 — —* — 120 1,669 30
VictoryShares US Multi-Factor
Minimum Volatility ETF ...... 1,689 — (76) 28 — 160 1,801 28
$ 25,242 $ 1,021 $ (1,703) $ 338 $ 30 $ 1,748 $ 26,646 $ 619
* Rounds to less than $1 thousand.

64
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Victory Portfolios comprising the funds listed below (the “Funds”) as of June 30, 2024, the related statements of operations, the statements of changes in net assets, the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.
The Victory THB US Small Opportunities Fund’s financial highlights for the years ended October 31, 2020, and prior, were audited by other auditors whose report dated December 29, 2020, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 23, 2024
Fund Name
Statements of
Operations
Statements of Changes
in Net Assets Financial Highlights
Victory Diversified Stock Fund,
Victory Special Value Fund,
Victory Strategic Allocation Fund,
Victory Fund for Income, and
Victory Investment Grade Convertible
Fund
For the year ended June 30, 2024 For the years ended June 30, 2024 and 2023
For the years ended June 30, 2024,
2023, the eight months ended June 30,
2022, and years ended October 31,
2021, 2020, and 2019
Victory THB US Small Opportunities
Fund
For the year ended June 30, 2024 For the years ended June 30, 2024 and 2023
For the years ended June 30, 2024,
2023, the eight months ended June
30, 2022, and year ended October 31,
2021

Supplemental Information
June 30, 2024
Victory Portfolios
65
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding each Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Funds' Statement of Additional Information on our website or upon request by calling 800-539-3863 (800-235-8396 for Member
Class). Each Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by
August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on vcm.com.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and are available on the SEC’s website at sec.gov.

Victory Portfolios
66
(Unaudited)
Supplemental Information — continued
June 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended June 30, 2024, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
For the year ended June 30, 2024, the following Funds designated short-term capital gain distributions in the amount of (in thousands):
For the year ended June 30, 2024, the following Funds designated long-term capital gain distributions in the amount of (in thousands):
The following Funds intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on June 30, 2024, were as follow:
Percent
Diversified Stock Fund ............................................................................... 29%
Special Value Fund .................................................................................. 25%
Strategic Allocation Fund ............................................................................. 19%
Investment Grade Convertible Fund ...................................................................... 37%
Amount
Diversified Stock Fund ............................................................................... $ 1,936
Special Value Fund .................................................................................. 172
Strategic Allocation Fund ............................................................................. 3
Amount
Diversified Stock Fund ............................................................................... $ 26,122
Special Value Fund .................................................................................. 3,802
THB US Small Opportunities Fund ...................................................................... 3,536
Strategic Allocation Fund ............................................................................. 257
Foreign Source Income Foreign Tax Expense
Strategic Allocation Fund ..................................................... $ 0.06 $ 0.02

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VP-AR (06/24)

June 30, 2024
Annual Report: Full Financials
Victory Sycamore Established Value Fund
Victory Sycamore Small Company Opportunity Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments
Victory Sycamore Established Value Fund
3
Victory Sycamore Small Company Opportunity Fund
6
Financial Statements
Statements of Assets and Liabilities
9
Statements of Operations
10
Statements of Changes in Net Assets
11
Financial Highlights
14
Notes to Financial Statements 25
Report of Independent Registered Public Accounting Firm 33
Supplemental Information (Unaudited)
Proxy Voting and Portfolio Holdings Information
34
Additional Federal Income Tax Information
35

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
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that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have
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If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable
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estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
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For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
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The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory Sycamore Established Value Fund
3
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (97.0%)
Consumer Discretionary (10.0%):
Aptiv PLC(a) .......................................................... 2,640,000 $ 185,909
BorgWarner, Inc. ....................................................... 9,130,000 294,351
Darden Restaurants, Inc. .................................................. 1,995,000 301,883
eBay, Inc. ............................................................ 4,915,000 264,034
Hilton Worldwide Holdings, Inc. ............................................ 660,000 144,012
Ralph Lauren Corp. ..................................................... 875,000 153,177
Ross Stores, Inc. ....................................................... 1,875,000 272,475
Yum! Brands, Inc. ...................................................... 1,371,000 181,603
1,797,444
Consumer Staples (5.7%):
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 4,165,000 365,854
Target Corp. .......................................................... 2,150,000 318,286
U.S. Foods Holding Corp.(a) ............................................... 6,250,000 331,125
1,015,265
Energy (5.9%):
Baker Hughes Co. ...................................................... 9,370,000 329,543
Chord Energy Corp. ..................................................... 1,030,000 172,711
Coterra Energy, Inc. ..................................................... 11,130,000 296,837
Devon Energy Corp. ..................................................... 5,690,000 269,706
1,068,797
Financials (15.5%):
American Financial Group, Inc. ............................................. 2,400,000 295,248
Fidelity National Financial, Inc. ............................................ 4,950,000 244,629
Global Payments, Inc. .................................................... 2,180,000 210,806
Huntington Bancshares, Inc. ............................................... 11,175,000 147,286
Old Republic International Corp. ............................................ 7,960,000 245,964
Prosperity Bancshares, Inc. ................................................ 3,690,000 225,607
T. Rowe Price Group, Inc. ................................................. 2,045,000 235,809
The Bank of New York Mellon Corp. ......................................... 4,915,000 294,359
The Hartford Financial Services Group, Inc. .................................... 3,260,000 327,760
W.R. Berkley Corp. ..................................................... 2,560,000 201,165
Willis Towers Watson PLC ................................................ 1,376,000 360,705
2,789,338
Health Care (8.3%):
Agilent Technologies, Inc. ................................................. 1,480,000 191,852
Hologic, Inc.(a) ........................................................ 3,835,000 284,749
ICON PLC(a) ......................................................... 695,000 217,862
Quest Diagnostics, Inc. ................................................... 2,600,000 355,888
The Cooper Cos., Inc.(a) .................................................. 2,190,000 191,187
Zimmer Biomet Holdings, Inc. ............................................. 2,280,000 247,448
1,488,986
Industrials (20.7%):
AGCO Corp. .......................................................... 2,285,000 223,656
Carrier Global Corp. ..................................................... 2,830,000 178,516
FTI Consulting, Inc.(a) ................................................... 1,445,000 311,441
Genpact Ltd. .......................................................... 6,425,000 206,821
Hubbell, Inc. .......................................................... 215,000 78,578
J.B. Hunt Transport Services, Inc. ........................................... 1,600,000 256,000
Knight-Swift Transportation Holdings, Inc. .................................... 4,915,000 245,357
Landstar System, Inc. .................................................... 1,145,000 211,230
Leidos Holdings, Inc. .................................................... 1,880,000 274,254
Lincoln Electric Holdings, Inc. ............................................. 395,000 74,513
ManpowerGroup, Inc.(b) ................................................. 2,510,000 175,198
Maximus, Inc. ......................................................... 1,125,000 96,412
Regal Rexnord Corp. .................................................... 1,280,000 173,082
Republic Services, Inc. ................................................... 635,000 123,406
Textron, Inc. .......................................................... 3,810,000 327,126

Victory Portfolios
Victory Sycamore Established Value Fund
4
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
The Middleby Corp.(a) ................................................... 1,970,000 $ 241,542
The Toro Co. .......................................................... 2,345,000 219,281
TransUnion ........................................................... 2,400,000 177,984
Xylem, Inc. ........................................................... 975,000 132,239
3,726,636
Information Technology (7.7%):
Akamai Technologies, Inc.(a) .............................................. 2,000,000 180,160
Flex Ltd.(a) ........................................................... 5,555,000 163,817
MKS Instruments, Inc. ................................................... 2,190,000 285,970
Motorola Solutions, Inc. .................................................. 482,000 186,076
Skyworks Solutions, Inc. ................................................. 2,085,000 222,219
Trimble, Inc.(a) ........................................................ 2,490,000 139,241
Zebra Technologies Corp.(a) ............................................... 650,000 200,805
1,378,288
Materials (11.5%):
AptarGroup, Inc. ....................................................... 1,140,000 160,523
Avery Dennison Corp. ................................................... 845,000 184,759
Axalta Coating Systems Ltd.(a) ............................................. 7,110,000 242,949
CF Industries Holdings, Inc. ............................................... 1,940,000 143,793
Crown Holdings, Inc. .................................................... 3,705,000 275,615
Franco-Nevada Corp.(c) .................................................. 2,180,000 258,374
Packaging Corp. of America ............................................... 1,770,000 323,131
RPM International, Inc. .................................................. 2,115,000 227,743
Westlake Corp. ........................................................ 1,760,000 254,883
2,071,770
Real Estate (8.3%):
Alexandria Real Estate Equities, Inc. ......................................... 2,505,000 293,010
Camden Property Trust ................................................... 2,825,000 308,235
Equity LifeStyle Properties, Inc. ............................................ 2,845,000 185,295
Lamar Advertising Co., Class A ............................................. 2,775,000 331,696
NNN REIT, Inc. ........................................................ 8,900,000 379,140
1,497,376
Utilities (3.4%):
Alliant Energy Corp. .................................................... 7,235,000 368,262
Xcel Energy, Inc. ....................................................... 4,690,000 250,493
618,755
Total Common Stocks (Cost $14,694,072)
a
a
a
17,452,655
Exchange-Traded Funds (0.8%)
iShares Russell Mid-Cap Value ETF(c) ....................................... 1,159,000 139,938
Total Exchange-Traded Funds (Cost $71,345)
a
a
a
139,938
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(d) ........ 6,718,863 6,719
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(d) ............ 6,718,863 6,719
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(d) ............... 6,718,863 6,719
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.23%(d) . 6,718,863 6,718
Total Collateral for Securities Loaned (Cost $26,875)
a
a
a
26,875
Total Investments (Cost $14,792,292) — 97.9% 17,619,468
Other assets in excess of liabilities — 2.1% 385,290
NET ASSETS - 100.00% $ 18,004,758
At June 30, 2024, the Fund's investments in foreign securities were 5.7% of net assets.
^ Purchased with cash collateral from securities on loan.

Victory Portfolios
Victory Sycamore Established Value Fund
5
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
(a) Non-income producing security.
(b) Affiliated security. (See Note 8 in the Notes to Financial Statements)
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on June 30, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
6
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (97.3%)
Consumer Discretionary (9.5%):
Acushnet Holdings Corp. ................................................. 665,000 $ 42,214
Brunswick Corp. ....................................................... 560,000 40,751
Choice Hotels International, Inc.(a) .......................................... 618,000 73,542
Columbia Sportswear Co. ................................................. 475,000 37,563
Frontdoor, Inc.(b) ....................................................... 1,610,000 54,402
Kontoor Brands, Inc. .................................................... 822,000 54,375
LCI Industries ......................................................... 385,000 39,801
Mattel, Inc.(b) ......................................................... 3,700,000 60,162
Murphy USA, Inc. ...................................................... 124,000 58,213
Oxford Industries, Inc. ................................................... 295,000 29,544
Signet Jewelers Ltd. ..................................................... 420,000 37,624
Stride, Inc.(b) ......................................................... 335,000 23,618
Visteon Corp.(b) ....................................................... 775,000 82,693
634,502
Consumer Staples (2.4%):
Central Garden & Pet Co., Class A(b) ........................................ 2,160,000 71,345
Performance Food Group Co.(b) ............................................ 940,000 62,143
The Simply Good Foods Co.(b) ............................................. 665,000 24,027
157,515
Energy (6.7%):
Civitas Resources, Inc. ................................................... 1,502,000 103,638
Delek U.S. Holdings, Inc. ................................................. 1,840,000 45,558
Helmerich & Payne, Inc. .................................................. 2,125,000 76,798
Magnolia Oil & Gas Corp., Class A .......................................... 4,110,000 104,147
Matador Resources Co. ................................................... 1,545,000 92,082
Select Water Solutions, Inc. ................................................ 2,600,000 27,820
450,043
Financials (22.0%):
AMERISAFE, Inc. ...................................................... 750,000 32,918
Axis Capital Holdings Ltd.(a) .............................................. 1,008,000 71,215
Bank of Hawaii Corp. .................................................... 758,000 43,365
Bowhead Specialty Holdings, Inc.(a)(b) ....................................... 467,000 11,834
Cohen & Steers, Inc.(a) .................................................. 1,290,000 93,602
EVERTEC, Inc. ........................................................ 1,560,000 51,870
First American Financial Corp. ............................................. 1,460,000 78,767
Independent Bank Corp. .................................................. 485,000 24,599
Lakeland Financial Corp. ................................................. 1,140,000 70,133
National Bank Holdings Corp., Class A ....................................... 1,365,000 53,303
NCR Atleos Corp.(b) .................................................... 2,270,000 61,335
Old National Bancorp .................................................... 1,450,000 24,926
Renasant Corp.(c) ...................................................... 2,910,000 88,872
Ryan Specialty Holdings, Inc. .............................................. 840,000 48,644
Safety Insurance Group, Inc.(c) ............................................. 925,000 69,403
Selective Insurance Group, Inc. ............................................. 680,000 63,804
SouthState Corp. ....................................................... 1,380,000 105,460
Stewart Information Services Corp. .......................................... 535,000 33,213
The Hanover Insurance Group, Inc. .......................................... 675,000 84,672
UMB Financial Corp. .................................................... 1,320,000 110,114
United Bankshares, Inc. .................................................. 2,750,000 89,210
Walker & Dunlop, Inc. ................................................... 595,000 58,429
Wintrust Financial Corp. .................................................. 1,060,000 104,474
1,474,162
Health Care (3.7%):
Charles River Laboratories International, Inc.(b) ................................. 331,000 68,378
Integer Holdings Corp.(b) ................................................. 490,000 56,737
Prestige Consumer Healthcare, Inc.(b) ........................................ 1,075,000 74,014

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
7
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
QIAGEN NV(b) ....................................................... 1,180,000 $ 48,486
247,615
Industrials (21.7%):
Air Transport Services Group, Inc.(b) ........................................ 2,850,000 39,530
Alamo Group, Inc. ...................................................... 287,000 49,651
Albany International Corp. ................................................ 505,000 42,647
Apogee Enterprises, Inc. .................................................. 830,000 52,153
ASGN, Inc.(b) ......................................................... 620,000 54,665
Astec Industries, Inc.(c) .................................................. 1,320,000 39,151
Crane Co. ............................................................ 165,000 23,922
Gibraltar Industries, Inc.(b) ................................................ 610,000 41,816
Hayward Holdings, Inc.(b) ................................................ 3,300,000 40,590
Hillenbrand, Inc. ....................................................... 2,095,000 83,842
Hub Group, Inc., Class A ................................................. 2,262,000 97,379
ICF International, Inc. ................................................... 345,000 51,219
John Bean Technologies Corp. .............................................. 893,000 84,808
Kennametal, Inc. ....................................................... 2,125,000 50,023
Marten Transport Ltd. .................................................... 3,040,000 56,088
Maximus, Inc. ......................................................... 1,005,000 86,129
McGrath RentCorp.(a) ................................................... 530,000 56,472
Mercury Systems, Inc.(b) ................................................. 1,375,000 37,111
Mueller Industries, Inc. ................................................... 880,000 50,107
MYR Group, Inc.(b) ..................................................... 171,000 23,206
NEXTracker, Inc., Class A(b) .............................................. 1,100,000 51,568
UFP Industries, Inc. ..................................................... 510,000 57,120
UniFirst Corp. ......................................................... 463,000 79,418
Viad Corp.(b)(c) ........................................................ 1,335,000 45,390
Watts Water Technologies, Inc., Class A ....................................... 325,000 59,595
Werner Enterprises, Inc. .................................................. 2,645,000 94,770
1,448,370
Information Technology (10.8%):
Advanced Energy Industries, Inc. ........................................... 735,000 79,939
Ciena Corp.(b) ......................................................... 1,085,000 52,275
Cohu, Inc.(b) .......................................................... 2,340,000 77,454
Crane NXT Co. ........................................................ 795,000 48,829
Kulicke & Soffa Industries, Inc. ............................................. 1,550,000 76,245
Littelfuse, Inc. ......................................................... 344,000 87,923
NCR Voyix Corp.(b) ..................................................... 2,975,000 36,741
Rogers Corp.(b) ........................................................ 650,000 78,396
ScanSource, Inc.(b) ..................................................... 490,000 21,712
Tower Semiconductor Ltd.(b) .............................................. 2,170,000 85,303
Verint Systems, Inc.(b) ................................................... 2,359,165 75,965
720,782
Materials (10.1%):
AdvanSix, Inc.(c) ....................................................... 1,870,000 42,860
Commercial Metals Co. .................................................. 830,000 45,642
Eagle Materials, Inc. ..................................................... 94,000 20,441
H.B. Fuller Co. ........................................................ 1,245,000 95,815
Innospec, Inc. ......................................................... 646,000 79,839
Kaiser Aluminum Corp. .................................................. 705,000 61,970
Minerals Technologies, Inc. ................................................ 790,000 65,697
MP Materials Corp.(a)(b) ................................................. 1,715,000 21,832
Silgan Holdings, Inc. .................................................... 1,721,000 72,850
Sonoco Products Co. .................................................... 1,635,000 82,927
Stepan Co. ............................................................ 520,000 43,659
Summit Materials, Inc., Class A(b) .......................................... 1,200,000 43,932
677,464
Real Estate (6.6%):
Apple Hospitality REIT, Inc. ............................................... 4,500,000 65,430
Colliers International Group, Inc. ........................................... 560,000 62,524

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
8
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
COPT Defense Properties ................................................. 2,740,000 $ 68,582
Cushman & Wakefield PLC(b) ............................................. 4,640,000 48,256
First Industrial Realty Trust, Inc. ............................................ 1,145,000 54,399
Four Corners Property Trust, Inc. ............................................ 3,050,000 75,244
Rayonier, Inc. ......................................................... 2,204,000 64,114
438,549
Utilities (3.8%):
IDACORP, Inc. ........................................................ 1,080,000 100,601
MGE Energy, Inc.(a) .................................................... 740,000 55,293
National Fuel Gas Co. ................................................... 305,000 16,528
Northwestern Energy Group, Inc. ........................................... 909,000 45,522
ONE Gas, Inc. ......................................................... 595,000 37,991
255,935
Total Common Stocks (Cost $5,813,959)
a
a
a
6,504,937
Exchange-Traded Funds (0.8%)
iShares Russell 2000 Value ETF ............................................ 340,000 51,782
Total Exchange-Traded Funds (Cost $39,345)
a
a
a
51,782
Collateral for Securities Loaned (2.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(d) ........ 36,707,214 36,707
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(d) ............ 36,707,214 36,707
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(d) ............... 36,707,214 36,707
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.23%(d) . 36,707,214 36,708
Total Collateral for Securities Loaned (Cost $146,829)
a
a
a
146,829
Total Investments (Cost $6,000,133) — 100.3% 6,703,548
Liabilities in excess of other assets — (0.3)% (17,495)
NET ASSETS - 100.00% $ 6,686,053
At June 30, 2024, the Fund's investments in foreign securities were 5.9% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Affiliated security. (See Note 8 in the Notes to Financial Statements)
(d) Rate disclosed is the daily yield on June 30, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Statements of Assets and Liabilities
June 30, 2024
9
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory Sycamore
Established Value
Fund
Victory Sycamore
Small Company
Opportunity Fund
Assets:
Affiliated investments, at value (Cost $200,270 and $316,294) $ 175,198 $ 285,676
Unaffiliated investments, at value (Cost $14,592,022 and $5,683,839) 17,444,270 (a) 6,417,872 (b)
Trustee deferred compensation investments, at fair value (Cost $1,514 and $684) 1,898 862
Cash 431,014 131,531
Receivables:
Interest and dividends 24,146 5,924
Capital shares issued 17,400 4,985
Investments sold 3,064 —
From Adviser — (c) —
Prepaid expenses 245 108
Total Assets 18,097,235 6,846,958
Liabilities:
Payables:
Collateral received on loaned securities 26,875 146,829
Investments purchased 37,953 4,364
Trustee deferred compensation 1,898 862
Capital shares redeemed 16,304 3,597
Accrued expenses and other payables:
Investment advisory fees 6,697 4,170
Administration fees 811 301
Custodian fees 132 49
Transfer agent fees 199 34
Sub-Transfer agent fees 618 314
Compliance fees 13 5
Trustees' fees — 2
12b-1 fees 320 68
Other accrued expenses 657 310
Total Liabilities 92,477 160,905
Commitments and contingencies (Note 4 )
Net Assets:
Capital 13,856,092 5,664,201
Total accumulated earnings (loss) 4,148,666 1,021,852
Net Assets $ 18,004,758 $ 6,686,053
Net Assets:
Class A $ 1,450,734 $ 278,751
Class C 32,040 —
Class I 4,904,566 3,116,541
Class R 766,097 190,774
Class R6 9,974,901 3,028,483
Class Y 876,420 71,504
Total $ 18,004,758 $ 6,686,053
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 30,086 5,980
Class C 686 —
Class I 101,630 65,749
Class R 16,201 4,520
Class R6 206,587 64,011
Class Y 18,164 1,523
Total 373,354 141,783
Net asset value, offering and redemption price per share:(d)
Class A $ 48 .22 $ 46 .62
Class C(e) 46 .70 —
Class I 48 .26 47 .40
Class R 47 .29 42 .20
Class R6 48 .28 47 .31
Class Y 48 .25 46 .95
Maximum Sales Charge — Class A 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 51 .16 $ 49 .46
(a) Includes $26,381 thousand of securities on loan.
(b) Includes $145,172 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(e) Redemption price per share varies by length of time shares are held.

Statements of Operations
For the Year Ended June 30, 2024
10
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory Sycamore
Established Value
Fund
Victory Sycamore
Small Company
Opportunity Fund
Investment Income:
Dividends from affiliated investments $ 7,445 $ 7,301
Dividends from unaffiliated investments 332,023 107,312
Interest from unaffiliated investments 11,932 5,198
Interfund lending 82 —
Securities lending (net of fees) 5 171
Foreign tax withholding (429) (24)
Total Income 351,058 119,958
Expenses:
Investment advisory fees 80,626 51,520
Administration fees 9,864 3,761
Sub-Administration fees 17 17
12b-1 fees — Class A 3,846 749
12b-1 fees — Class C 417 —
12b-1 fees — Class R 3,959 1,028
Custodian fees 730 279
Transfer agent fees — Class A 62 11
Transfer agent fees — Class C 3 —
Transfer agent fees — Class I 293 93
Transfer agent fees — Class R 24 10
Transfer agent fees — Class R6 390 47
Transfer agent fees — Class Y 281 1
Sub-Transfer agent fees — Class A 1,749 493
Sub-Transfer agent fees — Class C 42 —
Sub-Transfer agent fees — Class I 2,232 1,637
Sub-Transfer agent fees — Class R 513 219
Sub-Transfer agent fees — Class R6 — — (a)
Sub-Transfer agent fees — Class Y 768 75
Trustees' fees 1,247 483
Compliance fees 161 62
Legal and audit fees 806 310
State registration and filing fees 415 213
Other expenses 1,823 857
Total Expenses 110,268 61,865
Net Investment Income (Loss) 240,790 58,093
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities (2,036) (4,023)
Net realized gains (losses) from unaffiliated investment securities 1,961,061 462,466
Net change in unrealized appreciation/depreciation on affiliated investment securities (19,017) (16,541)
Net change in unrealized appreciation/depreciation on unaffiliated investment securities (311,894) (153,151)
Net realized/unrealized gains (losses) on investments 1,628,114 288,751
Change in net assets resulting from operations $ 1,868,904 $ 346,844
(a) Rounds to less than $1 thousand.

11
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Sycamore Established Value
Fund
Victory Sycamore Small Company
Opportunity Fund
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 240,790 $ 249,953 $ 58,093 $ 44,397
Net realized gains (losses) 1,959,025 677,429 458,443 356,847
Net change in unrealized appreciation/depreciation (330,911) 1,138,761 (169,692) 325,037
Change in net assets resulting from operations 1,868,904 2,066,143 346,844 726,281
Distributions to Shareholders:
Class A (88,723) (121,474) (18,549) (18,364)
Class C (2,226) (3,761) — —
Class I (298,458) (385,591) (211,275) (187,305)
Class R (45,248) (58,628) (13,769) (12,849)
Class R6 (596,215) (655,318) (195,019) (139,713)
Class Y (50,820) (54,439) (5,029) (1,880)
Change in net assets resulting from distributions to shareholders (1,081,690) (1,279,211) (443,641) (360,111)
Change in net assets resulting from capital transactions (694,961) 2,002,152 (181,911) 708,643
Change in net assets 92,253 2,789,084 (278,708) 1,074,813
Net Assets:
Beginning of period 17,912,505 15,123,421 6,964,761 5,889,948
End of period $ 18,004,758 $ 17,912,505 $ 6,686,053 $ 6,964,761

12
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Sycamore Established Value
Fund
Victory Sycamore Small Company
Opportunity Fund
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Capital Transactions:
Class A
Proceeds from shares issued $ 196,626 $ 330,665 $ 43,751 $ 58,934
Distributions reinvested 74,831 103,597 15,595 15,363
Cost of shares redeemed (517,991) (419,243) (101,231) (98,331)
Total Class A $ (246,534) $ 15,019 $ (41,885) $ (24,034)
Class C
Proceeds from shares issued $ 195 $ 939 $ — $ —
Distributions reinvested 2,203 3,719 — —
Cost of shares redeemed (21,161) (13,782) — —
Total Class C $ (18,763) $ (9,124) $ — $ —
Class I
Proceeds from shares issued $ 750,580 $ 1,117,378 $ 382,276 $ 614,532
Distributions reinvested 259,760 326,331 198,156 176,102
Cost of shares redeemed (1,542,942) (1,259,865) (785,714) (828,807)
Total Class I $ (532,602) $ 183,844 $ (205,282) $ (38,173)
Class R
Proceeds from shares issued $ 97,357 $ 160,411 $ 22,502 $ 52,627
Distributions reinvested 44,896 57,941 13,708 12,798
Cost of shares redeemed (228,878) (221,371) (79,989) (48,409)
Total Class R $ (86,625) $ (3,019) $ (43,779) $ 17,016
Class R6
Proceeds from shares issued $ 2,015,998 $ 2,483,614 $ 603,284 $ 1,033,733
Distributions reinvested 577,890 641,456 188,666 134,920
Cost of shares redeemed (2,413,598) (1,520,793) (671,822) (472,980)
Total Class R6 $ 180,290 $ 1,604,277 $ 120,128 $ 695,673
Class Y
Proceeds from shares issued $ 226,742 $ 277,605 $ 8,803 $ 68,434
Distributions reinvested 46,260 49,666 4,892 1,749
Cost of shares redeemed (263,729) (116,116) (24,788) (12,022)
Total Class Y $ 9,273 $ 211,155 $ (11,093) $ 58,161
Change in net assets resulting from capital transactions $ (694,961) $ 2,002,152 $ (181,911) $ 708,643

13
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Sycamore Established Value
Fund
Victory Sycamore Small Company
Opportunity Fund
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Share Transactions:
Class A
Issued 4,217 7,209 936 1,252
Reinvested 1,628 2,265 335 327
Redeemed (11,069) (9,209) (2,160) (2,104)
Total Class A (5,224) 265 (889) (525)
Class C
Issued 4 21 — —
Reinvested 50 84 — —
Redeemed (465) (313) — —
Total Class C (411) (208) — —
Class I
Issued 16,059 24,373 8,034 12,808
Reinvested 5,634 7,128 4,175 3,690
Redeemed (33,218) (27,604) (16,482) (17,478)
Total Class I (11,525) 3,897 (4,273) (980)
Class R
Issued 2,160 3,560 530 1,236
Reinvested 997 1,290 325 299
Redeemed (5,000) (4,884) (1,860) (1,124)
Total Class R (1,843) (34) (1,005) 411
Class R6
Issued 43,193 54,188 12,654 21,692
Reinvested 12,522 14,006 3,981 2,832
Redeemed (51,412) (33,265) (14,111) (9,919)
Total Class R6 4,303 34,929 2,524 14,605
Class Y
Issued 4,827 6,052 186 1,449
Reinvested 1,004 1,085 104 37
Redeemed (5,668) (2,552) (525) (258)
Total Class Y 163 4,585 (235) 1,228
Change in Shares (14,537) 43,434 (3,878) 14,739

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory Sycamore Established Value Fund
Class A
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $46.18 $43.91 $51.62 $35.75 $40.09 $39.52
Investment Activities:
Net investment income (loss)(b) 0.49 0.55 0.49 0.62 0.48 0.40
Net realized and unrealized gains (losses) 4.29 5.21 (4.29) 17.44 (2.44) 3.61
Total from Investment Activities 4.78 5.76 (3.80) 18.06 (1.96) 4.01
Distributions to Shareholders from:
Net investment income (0.54) (0.55) (0.60) (0.52) (0.48) (0.39)
Net realized gains (2.20) (2.94) (3.31) (1.67) (1.90) (3.05)
Total Distributions (2.74) (3.49) (3.91) (2.19) (2.38) (3.44)
Net Asset Value, End of Period $48.22 $46.18 $43.91 $51.62 $35.75 $40.09
Total Return (excludes sales charge)(c)(d) 10.71% 13.27% (7.99)% 52.05% (5.22)% 11.96%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.90% 0.90% 0.90% 0.90% 0.92% 0.92%
Net Investment Income (Loss)(e) 1.06% 1.21% 1.52% 1.32% 1.34% 1.06%
Gross Expenses(e)(f) 0.90% 0.90% 0.90% 0.90% 0.92% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $1,450,734 $1,630,578 $1,538,933 $1,788,115 $1,380,509 $1,802,034
Portfolio Turnover(c)(g) 34% 28% 24% 32% 44% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

15
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Established Value Fund
Class C
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $44.80 $42.71 $50.28 $34.89 $39.16 $38.69
Investment Activities:
Net investment income (loss)(b) 0.12 0.20 0.24 0.26 0.20 0.11
Net realized and unrealized gains (losses) 4.15 5.05 (4.16) 17.00 (2.35) 3.53
Total from Investment Activities 4.27 5.25 (3.92) 17.26 (2.15) 3.64
Distributions to Shareholders from:
Net investment income (0.17) (0.22) (0.34) (0.20) (0.22) (0.12)
Net realized gains (2.20) (2.94) (3.31) (1.67) (1.90) (3.05)
Total Distributions (2.37) (3.16) (3.65) (1.87) (2.12) (3.17)
Net Asset Value, End of Period $46.70 $44.80 $42.71 $50.28 $34.89 $39.16
Total Return (excludes contingent deferred sales
charge)(c)(d) 9.86% 12.40% (8.44)% 50.91% (5.93)% 11.10%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.68% 1.66% 1.66% 1.66% 1.69% 1.68%
Net Investment Income (Loss)(e) 0.26% 0.44% 0.75% 0.56% 0.58% 0.30%
Gross Expenses(e)(f) 1.68% 1.66% 1.66% 1.66% 1.69% 1.68%
Supplemental Data:
Net Assets at end of period (000's) $32,040 $49,142 $55,720 $67,718 $54,271 $79,066
Portfolio Turnover(c)(g) 34% 28% 24% 32% 44% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Sycamore Established Value Fund
Class I
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $46.22 $43.94 $51.66 $35.77 $40.12 $39.55
Investment Activities:
Net investment income (loss)(b) 0.65 0.70 0.60 0.77 0.59 0.52
Net realized and unrealized gains (losses) 4.29 5.21 (4.30) 17.44 (2.45) 3.62
Total from Investment Activities 4.94 5.91 (3.70) 18.21 (1.86) 4.14
Distributions to Shareholders from:
Net investment income (0.70) (0.69) (0.71) (0.65) (0.59) (0.52)
Net realized gains (2.20) (2.94) (3.31) (1.67) (1.90) (3.05)
Total Distributions (2.90) (3.63) (4.02) (2.32) (2.49) (3.57)
Net Asset Value, End of Period $48.26 $46.22 $43.94 $51.66 $35.77 $40.12
Total Return(c)(d) 11.06% 13.64% (7.80)% 52.54% (4.92)% 12.31%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.58% 0.58% 0.58% 0.58% 0.60% 0.60%
Net Investment Income (Loss)(e) 1.38% 1.53% 1.84% 1.63% 1.64% 1.37%
Gross Expenses(e)(f) 0.58% 0.58% 0.58% 0.58% 0.60% 0.60%
Supplemental Data:
Net Assets at end of period (000's) $4,904,566 $5,229,565 $4,801,212 $5,315,482 $3,306,226 $3,501,630
Portfolio Turnover(c)(g) 34% 28% 24% 32% 44% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

17
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Established Value Fund
Class R
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $45.34 $43.18 $50.81 $35.23 $39.54 $39.03
Investment Activities:
Net investment income (loss)(b) 0.39 0.45 0.42 0.52 0.40 0.31
Net realized and unrealized gains (losses) 4.21 5.11 (4.21) 17.16 (2.40) 3.57
Total from Investment Activities 4.60 5.56 (3.79) 17.68 (2.00) 3.88
Distributions to Shareholders from:
Net investment income (0.45) (0.46) (0.53) (0.43) (0.41) (0.32)
Net realized gains (2.20) (2.94) (3.31) (1.67) (1.90) (3.05)
Total Distributions (2.65) (3.40) (3.84) (2.10) (2.31) (3.37)
Net Asset Value, End of Period $47.29 $45.34 $43.18 $50.81 $35.23 $39.54
Total Return(c)(d) 10.50% 13.02% (8.11)% 51.74% (5.41)% 11.72%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.11% 1.10% 1.11% 1.11% 1.12% 1.13%
Net Investment Income (Loss)(e) 0.86% 1.01% 1.31% 1.11% 1.14% 0.84%
Gross Expenses(e)(f) 1.11% 1.10% 1.11% 1.11% 1.12% 1.13%
Supplemental Data:
Net Assets at end of period (000's) $766,097 $818,127 $780,556 $936,593 $633,244 $823,796
Portfolio Turnover(c)(g) 34% 28% 24% 32% 44% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Sycamore Established Value Fund
Class R6
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $46.24 $43.96 $51.69 $35.78 $40.13 $39.55
Investment Activities:
Net investment income (loss)(b) 0.67 0.72 0.61 0.80 0.60 0.52
Net realized and unrealized gains (losses) 4.29 5.21 (4.31) 17.45 (2.45) 3.63
Total from Investment Activities 4.96 5.93 (3.70) 18.25 (1.85) 4.15
Distributions to Shareholders from:
Net investment income (0.72) (0.71) (0.72) (0.67) (0.60) (0.52)
Net realized gains (2.20) (2.94) (3.31) (1.67) (1.90) (3.05)
Total Distributions (2.92) (3.65) (4.03) (2.34) (2.50) (3.57)
Net Asset Value, End of Period $48.28 $46.24 $43.96 $51.69 $35.78 $40.13
Total Return(c)(d) 11.12% 13.68% (7.77)% 52.62% (4.89)% 12.35%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.54% 0.54% 0.54% 0.54% 0.57% 0.58%
Net Investment Income (Loss)(e) 1.43% 1.58% 1.88% 1.68% 1.68% 1.38%
Gross Expenses(e)(f) 0.54% 0.54% 0.54% 0.54% 0.57% 0.58%
Supplemental Data:
Net Assets at end of period (000's) $9,974,901 $9,353,327 $7,357,481 $7,548,781 $4,499,129 $4,762,844
Portfolio Turnover(c)(g) 34% 28% 24% 32% 44% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

19
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Established Value Fund
Class Y
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $46.21 $43.94 $51.66 $35.76 $40.11 $39.54
Investment Activities:
Net investment income (loss)(b) 0.61 0.68 0.58 0.77 0.58 0.50
Net realized and unrealized gains (losses) 4.29 5.19 (4.30) 17.45 (2.45) 3.63
Total from Investment Activities 4.90 5.87 (3.72) 18.22 (1.87) 4.13
Distributions to Shareholders from:
Net investment income (0.66) (0.66) (0.69) (0.65) (0.58) (0.51)
Net realized gains (2.20) (2.94) (3.31) (1.67) (1.90) (3.05)
Total Distributions (2.86) (3.60) (4.00) (2.32) (2.48) (3.56)
Net Asset Value, End of Period $48.25 $46.21 $43.94 $51.66 $35.76 $40.11
Total Return(c)(d) 10.97% 13.54% (7.82)% 52.49% (4.92)% 12.28%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.66% 0.66% 0.61% 0.61% 0.63% 0.63%
Net Investment Income (Loss)(e) 1.31% 1.48% 1.77% 1.62% 1.63% 1.32%
Gross Expenses(e)(f) 0.66% 0.66% 0.61% 0.61% 0.63% 0.63%
Supplemental Data:
Net Assets at end of period (000's) $876,420 $831,766 $589,519 $873,753 $600,200 $659,111
Portfolio Turnover(c)(g) 34% 28% 24% 32% 44% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class A
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $47.34 $44.57 $56.52 $37.91 $45.16 $45.91
Investment Activities:
Net investment income (loss)(b) 0.23 0.16 0.06 0.04 0.17 0.22
Net realized and unrealized gains (losses) 2.08 5.20 (5.54) 18.89 (5.14) 4.22
Total from Investment Activities 2.31 5.36 (5.48) 18.93 (4.97) 4.44
Distributions to Shareholders from:
Net investment income (0.18) (0.13) (0.05) (0.17) (0.20) (0.10)
Net realized gains (2.85) (2.46) (6.42) (0.15) (2.08) (5.09)
Total Distributions (3.03) (2.59) (6.47) (0.32) (2.28) (5.19)
Net Asset Value, End of Period $46.62 $47.34 $44.57 $56.52 $37.91 $45.16
Total Return (excludes sales charge)(c)(d) 4.91% 12.08% (10.95)% 50.11% (11.80)% 12.10%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.26% 1.25% 1.25% 1.24% 1.26% 1.25%
Net Investment Income (Loss)(e) 0.49% 0.33% 0.18% 0.07% 0.43% 0.51%
Gross Expenses(e)(f) 1.26% 1.25% 1.25% 1.24% 1.26% 1.25%
Supplemental Data:
Net Assets at end of period (000's) $278,751 $325,166 $329,556 $424,496 $336,083 $451,310
Portfolio Turnover(c)(g) 37% 32% 22% 41% 37% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

21
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class I
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $48.08 $45.22 $57.31 $38.40 $45.71 $46.43
Investment Activities:
Net investment income (loss)(b) 0.41 0.33 0.18 0.22 0.31 0.35
Net realized and unrealized gains (losses) 2.12 5.29 (5.63) 19.13 (5.20) 4.28
Total from Investment Activities 2.53 5.62 (5.45) 19.35 (4.89) 4.63
Distributions to Shareholders from:
Net investment income (0.36) (0.30) (0.23) (0.29) (0.34) (0.26)
Net realized gains (2.85) (2.46) (6.41) (0.15) (2.08) (5.09)
Total Distributions (3.21) (2.76) (6.64) (0.44) (2.42) (5.35)
Net Asset Value, End of Period $47.40 $48.08 $45.22 $57.31 $38.40 $45.71
Total Return(c)(d) 5.29% 12.50% (10.75)% 50.66% (11.51)% 12.49%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.89% 0.89% 0.89% 0.89% 0.93% 0.92%
Net Investment Income (Loss)(e) 0.87% 0.70% 0.53% 0.41% 0.78% 0.82%
Gross Expenses(e)(f) 0.89% 0.89% 0.89% 0.89% 0.93% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $3,116,541 $3,366,480 $3,211,022 $3,840,013 $2,666,852 $4,584,086
Portfolio Turnover(c)(g) 37% 32% 22% 41% 37% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class R
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $43.16 $40.87 $52.37 $35.16 $42.05 $43.13
Investment Activities:
Net investment income (loss)(b) 0.12 0.07 —(c) (0.05) 0.09 0.13
Net realized and unrealized gains (losses) 1.89 4.77 (5.08) 17.52 (4.76) 3.91
Total from Investment Activities 2.01 4.84 (5.08) 17.47 (4.67) 4.04
Distributions to Shareholders from:
Net investment income (0.12) (0.09) — (0.11) (0.14) (0.03)
Net realized gains (2.85) (2.46) (6.42) (0.15) (2.08) (5.09)
Total Distributions (2.97) (2.55) (6.42) (0.26) (2.22) (5.12)
Net Asset Value, End of Period $42.20 $43.16 $40.87 $52.37 $35.16 $42.05
Total Return(d)(e) 4.71% 11.89% (11.05)% 49.85% (11.94)% 11.89%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.46% 1.43% 1.42% 1.42% 1.44% 1.44%
Net Investment Income (Loss)(f) 0.29% 0.16% —% (0.11)% 0.25% 0.32%
Gross Expenses(f)(g) 1.46% 1.43% 1.42% 1.42% 1.44% 1.44%
Supplemental Data:
Net Assets at end of period (000's) $190,774 $238,440 $209,007 $256,938 $200,617 $279,090
Portfolio Turnover(d)(h) 37% 32% 22% 41% 37% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

23
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class R6
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $47.99 $45.15 $57.22 $38.37 $45.66 $46.38
Investment Activities:
Net investment income (loss)(b) 0.44 0.36 0.19 0.24 0.19 0.36
Net realized and unrealized gains (losses) 2.11 5.25 (5.60) 19.10 (5.03) 4.28
Total from Investment Activities 2.55 5.61 (5.41) 19.34 (4.84) 4.64
Distributions to Shareholders from:
Net investment income (0.38) (0.31) (0.24) (0.34) (0.37) (0.27)
Net realized gains (2.85) (2.46) (6.42) (0.15) (2.08) (5.09)
Total Distributions (3.23) (2.77) (6.66) (0.49) (2.45) (5.36)
Net Asset Value, End of Period $47.31 $47.99 $45.15 $57.22 $38.37 $45.66
Total Return(c)(d) 5.34% 12.51% (10.72)% 50.71% (11.43)% 12.52%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85% 0.85% 0.86% 0.85% 0.86% 0.87%
Net Investment Income (Loss)(e) 0.92% 0.75% 0.57% 0.44% 0.48% 0.84%
Gross Expenses(e)(f) 0.85% 0.85% 0.86% 0.85% 0.86% 0.87%
Supplemental Data:
Net Assets at end of period (000's) $3,028,483 $2,950,933 $2,116,606 $2,518,726 $1,625,853 $277,218
Portfolio Turnover(c)(g) 37% 32% 22% 41% 37% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class Y
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $47.65 $44.86 $56.88 $38.10 $45.39 $46.13
Investment Activities:
Net investment income (loss)(b) 0.37 0.31 0.17 0.16 0.24 0.30
Net realized and unrealized gains (losses) 2.10 5.22 (5.58) 19.00 (5.16) 4.24
Total from Investment Activities 2.47 5.53 (5.41) 19.16 (4.92) 4.54
Distributions to Shareholders from:
Net investment income (0.32) (0.28) (0.19) (0.23) (0.29) (0.19)
Net realized gains (2.85) (2.46) (6.42) (0.15) (2.08) (5.09)
Total Distributions (3.17) (2.74) (6.61) (0.38) (2.37) (5.28)
Net Asset Value, End of Period $46.95 $47.65 $44.86 $56.88 $38.10 $45.39
Total Return(c)(d) 5.22% 12.40% (10.78)% 50.55% (11.65)% 12.31%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.98% 0.98% 0.95% 0.95% 1.08% 1.07%
Net Investment Income (Loss)(e) 0.78% 0.66% 0.50% 0.31% 0.62% 0.69%
Gross Expenses(e)(f) 0.98% 0.98% 0.95% 0.95% 1.08% 1.07%
Supplemental Data:
Net Assets at end of period (000's) $71,504 $83,742 $23,757 $33,276 $16,054 $31,016
Portfolio Turnover(c)(g) 37% 32% 22% 41% 37% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2024
Victory Portfolios
25
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following two Funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
* The Funds are generally closed to new investors. The Funds will continue to be available for investment (by direct purchase or exchange)
by the following: existing shareholders, investors that purchase shares through certain intermediaries, retirement plans that purchase shares through certain record keepers, and current and retired Fund trustees, officers, employees of Victory Capital Management Inc. (“VCM” or the “Adviser”) and affiliated providers, and their family members.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  VCM is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Funds (Legal Name)* Funds (Short Name) Investment Share Classes Offered
Victory Sycamore Established Value Fund Sycamore Established Value Fund A, C, I, R, R6, and Y
Victory Sycamore Small Company Opportunity Fund Sycamore Small Company Opportunity Fund A, I, R, R6, and Y

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
26
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of June 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
Level 1 Level 2 Level 3 Total
Sycamore Established Value Fund
Common Stocks ............................................... $ 17,452,655 $ — $ — $ 17,452,655
Exchange-Traded Funds ......................................... 139,938 — — 139,938
Collateral for Securities Loaned ................................... 26,875 — — 26,875
Total ....................................................... $ 17,619,468 $ — $ — $ 17,619,468
Sycamore Small Company Opportunity Fund
Common Stocks ............................................... 6,504,937 — — 6,504,937
Exchange-Traded Funds ......................................... 51,782 — — 51,782
Collateral for Securities Loaned ................................... 146,829 — — 146,829
Total ....................................................... $ 6,703,548 $ — $ — $ 6,703,548

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
27
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Funds’ securities lending transactions as of June 30, 2024:
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2024, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended June 30, 2024, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Sycamore Established Value Fund ..................................... $ 26,381 $ — $ 26,875
Sycamore Small Company Opportunity Fund ............................. 145,172 — 146,829
Excluding U.S. Government
Securities
Purchases Sales
Sycamore Established Value Fund .............................................................. $ 5,973,242 $ 7,518,990
Sycamore Small Company Opportunity Fund ...................................................... 2,475,182 2,997,750

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
28
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended June 30, 2024, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Sub-Administration
fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios II, in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the year ended June 30,
2024, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
Adviser Fee Tier Rates
Up to $100 million
$100 million -$200
million Over $200 million
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65% 0.55% 0.45%
Up to $500 million Over $500 million
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85% 0.75%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
29
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the year ended June 30, 2024, the
Distributor received the following (amounts in thousands) from commissions earned in connection with sales of Class A:
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2024, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of June 30, 2024, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2024.
As of June 30, 2024, the Funds had no amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended June 30, 2024.
The Funds have adopted a Deferred Compensation Plan (the “Plan”) for their Trustees who receive compensation from the Funds. Under the terms of the Plan, a Trustee may elect to defer all or a portion of their compensation. Amounts deferred may be allocated to investment options that are specified in the Plan as selected by the Trustee, among certain Victory Funds, in which their deferred accounts are deemed invested. Investments held within the Plan as of June 30, 2024 are among, Victory Fund for Income, Victory Low Duration Bond Fund,
Victory Market Neutral Income Fund, Victory RS Science and Technology Fund, Victory Sycamore Established Value Fund, Victory Sycamore
Small Company Opportunity Fund, Victory S&P 500 Index Fund and Victory Special Value Fund. Deferred compensation liability under the Agreement constitutes a general unsecured obligation for the applicable Victory Fund. For the year ended June 30, 2024, the amounts of deferred compensation have been included Statements of Assets and Liabilities.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions,
Class A Class C Class R
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A 0.50%
Amount
Sycamore Established Value Fund ......................................................................... $ 8
Sycamore Small Company Opportunity Fund ................................................................. 1
In effect until
October 31, 2024
Class C Class Y
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.84% N/A
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A 1.15%

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
30
labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Small-Capitalization Stock Risk — Small-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Sector Focus Risk —  To the extent the Funds focus in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Funds’ investments and could make the Funds’ performance more volatile.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II, and Victory Portfolios III (collectively, the "Victory
Funds Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of
Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended June 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended
June 30, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended June 30, 2024.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
Borrower or
Lender
Amount
Outstanding at
June 30, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Sycamore Established Value Fund .................... Lender $ — $ 5,919 5.86% $ 41,286
Declared Paid
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
31
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of June 30, 2024, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):
As of June 30, 2024, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.
As of June 30, 2024, the Funds had no capital loss carryforward for federal income tax purposes.
As of June 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for
Total
Accumulated
Earnings
(Loss) Capital
Sycamore Established Value Fund ............................................................... $ (132,168) $ 132,168
Sycamore Small Company Opportunity Fund ....................................................... (30,608) 30,608
Year Ended June 30, 2024
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Sycamore Established Value Fund .............................................. $ 298,631 $ 783,059 $ 1,081,690
Sycamore Small Company Opportunity Fund ...................................... 53,472 390,169 443,641
Year Ended June 30, 2023
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Sycamore Established Value Fund .............................................. $ 303,944 $ 975,267 $ 1,279,211
Sycamore Small Company Opportunity Fund ...................................... 39,380 320,731 360,111
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Other
Earnings
(Loss)
Accumulated
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Sycamore Established Value Fund ........... $ 172,632 $ 1,182,761 $ (1,514) $ 1,353,879 $ 2,794,787 $ 4,148,666
Sycamore Small Company Opportunity Fund ... 26,278 300,569 (684) 326,163 695,689 1,021,852
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Sycamore Established Value Fund ........................ $ 14,824,681 $ 3,460,274 $ (665,487) $ 2,794,787
Sycamore Small Company Opportunity Fund ................ 6,007,859 996,836 (301,147) 695,689

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios
32
the purpose of exercising management or control.  These securities are noted as affiliated on a Fund’s Schedule of Portfolio Investments.
Transactions in affiliated securities during the year ended June 30, 2024, were as follows (amounts in thousands):
Fair Value
6/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
6/30/2024
Dividend
Income
Sycamore Established Value Fund
ManpowerGroup, Inc. ......... $ 161,976 $ 39,912 $ (5,637) $ (2,036) $ — $ (19,017) $ 175,198 $ 7,445
Fair Value
6/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
6/30/2024
Dividend
Income
Sycamore Small Company
Opportunity Fund
AdvanSix, Inc. ............... $ 44,529 $ 18,548 $ — $ — $ — $ (20,217) $ 42,860 $ 1,110
Astec Industries, Inc. .......... 67,251 — (6,458) (3,184) — (18,458) 39,151 736
Renasant Corp. .............. 46,982 33,504 (785) 3 — 9,168 88,872 2,240
Safety Insurance Group, Inc. ..... 57,734 9,660 (919) (252) — 3,180 69,403 3,215
Viad Corp. .................. 35,129 2,479 (1,414) (590) — 9,786 45,390 —
$ 251,625 $ 64,191 $ (9,576) $ (4,023) $ — $ (16,541) $ 285,676 $ 7,301

33
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Victory Sycamore Established
Value Fund and Victory Sycamore Small Company Opportunity Fund (the “Funds”), each a series of Victory Portfolios, as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the years ended June 30, 2024 and 2023, and for the eight months ended June 30, 2022, and for the years ended October 31, 2021, 2020, and 2019, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years ended June 30, 2024 and 2023, and for the eight months ended June 30, 2022, and for the years ended October 31, 2021, 2020, and 2019, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 23, 2024

Supplemental Information
June 30, 2024
Victory Portfolios
34
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding each Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Funds' Statement of Additional Information on our website or upon request by calling 800-235-8396. Each Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on vcm.com.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and are available on the SEC’s website at sec.gov.

Victory Portfolios
35
(Unaudited)
Supplemental Information — continued
June 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended June 30, 2024, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
For the year ended June 30, 2024, the following Funds designated short-term capital gain distributions in the amount of (in thousands):
For the year ended June 30, 2024, the following Funds designated long-term capital gain distributions in the amount of (in thousands):
Percent
Sycamore Established Value Fund ....................................................................... 62%
Sycamore Small Company Opportunity Fund ............................................................... 100%
Amount
Sycamore Established Value Fund ....................................................................... $ 52,569
Sycamore Small Company Opportunity Fund ............................................................... 2,108
Amount
Sycamore Established Value Fund ....................................................................... $ 899,093
Sycamore Small Company Opportunity Fund ............................................................... 420,187

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VP-SMF-AR (06/24)

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  The Code of Ethics is attached hereto.

(a)(2)  Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   Victory Portfolios

By (Signature and Title)     /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer
Date_September 5, 2024________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer
Date_September 5, 2024_________________

(Signature and Title)           /s/ Allan Shaer
                                            Allan Shaer, Treasurer and Principal Financial Officer
Date_September 5, 2024________________